UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 28, 2009

Date of reporting period:         February 28, 2009

ITEM 1.  REPORT TO SHAREHOLDERS
===============================
 62 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
CORPORATE BONDS & NOTES: 21.65%
AGRICULTURAL SERVICES: 0.01%
$       150,000   BUNGE LIMITED FINANCE CORPORATION                                     5.10%        07/15/2015    $        117,008
                                                                                                                   ----------------
Apparel & ACCESSORY STORES: 0.04%
        150,000   JCPENNEY CORPORATION INCORPORATED                                     6.38         10/15/2036              92,319
        250,000   JCPENNEY CORPORATION INCORPORATED                                     7.95         04/01/2017             198,841
         65,000   KOHL'S CORPORATION                                                    6.00         01/15/2033              43,305
                                                                                                                            334,465
                                                                                                                   ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.01%
        100,000   VF CORPORATION                                                        5.95         11/01/2017              88,844
                                                                                                                   ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.03%
        100,000   AUTOZONE INCORPORATED                                                 6.50         01/15/2014              99,212
        250,000   JOHNSON CONTROLS INCORPORATED                                         5.50         01/15/2016             184,799
                                                                                                                            284,011
                                                                                                                   ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
        100,000   RYDER SYSTEM INCORPORATED SERIES MTN                                  5.85         03/01/2014              89,507
                                                                                                                   ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.01%
         65,000   MDC HOLDINGS INCORPORATED                                             5.38         07/01/2015              53,153
         65,000   TOLL BROTHERS FINANCE CORPORATION                                     5.15         05/15/2015              52,686
                                                                                                                            105,839
                                                                                                                   ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.23%
        150,000   BROWN-FORMAN CORPORATION                                              5.20         04/01/2012             154,514
        180,000   CRH AMERICA INCORPORATED                                              5.30         10/15/2013             139,030
        100,000   CRH AMERICA INCORPORATED                                              5.63         09/30/2011              87,248
         50,000   CRH AMERICA INCORPORATED                                              6.00         09/30/2016              35,694
        200,000   CRH AMERICA INCORPORATED                                              8.13         07/15/2018             155,746
        180,000   HOME DEPOT INCORPORATED                                               4.63         08/15/2010             180,761
        100,000   HOME DEPOT INCORPORATED                                               5.20         03/01/2011             100,428
         50,000   HOME DEPOT INCORPORATED                                               5.25         12/16/2013              48,476
        680,000   HOME DEPOT INCORPORATED                                               5.40         03/01/2016             606,706
        250,000   HOME DEPOT INCORPORATED                                               5.88         12/16/2036             181,833
        400,000   LOWE'S COMPANIES INCORPORATED                                         5.00         10/15/2015             397,619
         75,000   LOWE'S COMPANIES INCORPORATED                                         6.50         03/15/2029              69,318
                                                                                                                          2,157,373
                                                                                                                   ----------------
BUSINESS SERVICES: 0.33%
        150,000   COMPUTER SCIENCES CORPORATION++                                       6.50         03/15/2018             138,342
        180,000   ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                          6.00         08/01/2013             190,016
        100,000   FISERV INCORPORATED                                                   6.13         11/20/2012              98,973
        100,000   FISERV INCORPORATED                                                   6.80         11/20/2017              91,156
      1,725,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                    6.00         06/15/2012           1,716,066
        300,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                    5.30         05/01/2012             193,061
        130,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                    5.65         06/01/2014              76,030
        250,000   ORACLE CORPORATION                                                    5.75         04/15/2018             252,809
        250,000   ORACLE CORPORATION                                                    6.50         04/15/2038             248,361
                                                                                                                          3,004,814
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS: 1.07%
        150,000   ABBOTT LABORATORIES                                                   5.60         05/15/2011             160,151
      1,000,000   ABBOTT LABORATORIES<<                                                 5.60         11/30/2017           1,049,919

                   Wells Fargo Advantage Master Portfolios 63


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
$       150,000   ABBOTT LABORATORIES                                                   5.88%        05/15/2016    $        159,025
        100,000   AMGEN INCORPORATED                                                    6.38         06/01/2037              96,750
        750,000   BRISTOL-MYERS SQUIBB COMPANY                                          5.88         11/15/2036             739,328
        150,000   CLOROX COMPANY                                                        5.00         03/01/2013             150,322
        300,000   CLOROX COMPANY                                                        5.00         01/15/2015             292,011
        100,000   CLOROX COMPANY                                                        5.45         10/15/2012             101,722
         90,000   CLOROX COMPANY                                                        5.95         10/15/2017              88,567
        100,000   COLGATE-PALMOLIVE COMPANY SERIES MTN<<                                5.20         11/07/2016             102,083
        100,000   DOW CHEMICAL COMPANY                                                  6.00         10/01/2012              85,429
        100,000   DOW CHEMICAL COMPANY                                                  7.38         11/01/2029              64,218
        565,000   E.I. DU PONT DE NEMOURS & COMPANY                                     4.88         04/30/2014             572,354
        200,000   E.I. DU PONT DE NEMOURS & COMPANY                                     5.00         07/15/2013             206,390
         50,000   E.I. DU PONT DE NEMOURS & COMPANY                                     5.25         12/15/2016              49,272
         25,000   E.I. DU PONT DE NEMOURS & COMPANY                                     5.60         12/15/2036              21,607
        250,000   E.I. DU PONT DE NEMOURS & COMPANY                                     6.00         07/15/2018             244,905
        200,000   EASTMAN CHEMICAL COMPANY                                              7.60         02/01/2027             162,452
        400,000   ELI LILLY & COMPANY                                                   5.50         03/15/2027             383,287
        100,000   ESTEE LAUDER COMPANY INCORPORATED                                     7.75         11/01/2013             108,741
        125,000   GENENTECH INCORPORATED                                                4.40         07/15/2010             127,000
        250,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                  4.38         04/15/2014             254,568
        250,000   JOHNSON & JOHNSON                                                     5.55         08/15/2017             282,511
        300,000   JOHNSON & JOHNSON                                                     5.85         07/15/2038             319,748
         65,000   LUBRIZOL CORPORATION                                                  5.50         10/01/2014              57,385
        150,000   MERCK & COMPANY INCORPORATED                                          5.75         11/15/2036             150,399
         65,000   MERCK & COMPANY INCORPORATED                                          5.95         12/01/2028              64,874
        100,000   MONSANTO COMPANY                                                      5.50         08/15/2025              95,518
        300,000   PFIZER INCORPORATED                                                   4.50         02/15/2014             311,717
         50,000   PPG INDUSTRIES INCORPORATED                                           5.75         03/15/2013              50,284
        100,000   PPG INDUSTRIES INCORPORATED                                           6.65         03/15/2018              96,135
         75,000   PRAXAIR INCORPORATED                                                  5.38         11/01/2016              72,085
        150,000   PRAXAIR INCORPORATED                                                  6.38         04/01/2012             157,523
        125,000   PROCTER & GAMBLE COMPANY                                              4.60         01/15/2014             131,151
        500,000   PROCTER & GAMBLE COMPANY                                              4.85         12/15/2015             533,631
        100,000   PROCTER & GAMBLE COMPANY                                              5.80         08/15/2034             100,527
         75,000   ROHM & HAAS COMPANY                                                   7.85         07/15/2029              61,182
        225,000   SCHERING-PLOUGH CORPORATION                                           6.55         09/15/2037             222,558
        120,000   SCHERING-PLOUGH CORPORATION                                           6.75         12/01/2033             121,357
        200,000   TEVA PHARMACEUTICAL FINANCE LLC                                       6.15         02/01/2036             182,315
        500,000   WYETH                                                                 5.45         04/01/2017             509,456
        180,000   WYETH                                                                 5.50         02/15/2016             184,284
        625,000   WYETH                                                                 6.00         02/15/2036             640,185
        300,000   WYETH                                                                 6.95         03/15/2011             319,241
                                                                                                                          9,884,167
                                                                                                                   ----------------
COMMUNICATIONS: 2.19%
         65,000   AMERICA MOVIL SA DE CV                                                6.38         03/01/2035              53,684
        325,000   AT&T INCORPORATED                                                     5.10         09/15/2014             322,281
      1,000,000   AT&T INCORPORATED                                                     5.50         02/01/2018             956,324
        500,000   AT&T INCORPORATED                                                     5.60         05/15/2018             481,087
        300,000   AT&T INCORPORATED                                                     6.25         03/15/2011             312,808
        570,000   AT&T INCORPORATED                                                     6.50         09/01/2037             526,149
        200,000   AT&T INCORPORATED                                                     6.70         11/15/2013             211,607
        550,000   AT&T INCORPORATED                                                     8.00         11/15/2031             603,005
        360,000   AT&T WIRELESS                                                         7.88         03/01/2011             384,754
      1,000,000   AT&T WIRELESS                                                         8.13         05/01/2012           1,081,479
        225,000   AT&T WIRELESS                                                         8.75         03/01/2031             246,425

                   64 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
COMMUNICATIONS (CONTINUED)
$       250,000   BELLSOUTH CAPITAL FUNDING CORPORATION                                 7.88%        02/15/2030    $        251,004
        325,000   BELLSOUTH CORPORATION                                                 5.20         09/15/2014             322,901
        180,000   BELLSOUTH CORPORATION                                                 6.00         11/15/2034             159,919
        180,000   BELLSOUTH CORPORATION                                                 6.55         06/15/2034             166,737
        180,000   BRITISH TELEPHONE PLC                                                 8.63         12/15/2010             187,568
        180,000   CBS CORPORATION                                                       4.63         05/15/2018             115,859
        100,000   CENTURYTEL INCORPORATED                                               5.00         02/15/2015              85,000
        240,000   CENTURYTEL INCORPORATED                                               6.00         04/01/2017             204,000
      1,000,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                    8.38         03/15/2013           1,066,755
        350,000   COMCAST CABLE HOLDINGS LLC                                            7.13         02/15/2028             307,129
        100,000   COMCAST CORPORATION                                                   4.95         06/15/2016              89,382
        300,000   COMCAST CORPORATION                                                   5.30         01/15/2014             289,810
        200,000   COMCAST CORPORATION                                                   5.45         11/15/2010             203,489
         75,000   COMCAST CORPORATION                                                   5.88         02/15/2018              70,293
        225,000   COMCAST CORPORATION                                                   5.90         03/15/2016             212,111
        500,000   COMCAST CORPORATION                                                   6.30         11/15/2017             484,584
        150,000   COMCAST CORPORATION                                                   6.45         03/15/2037             128,801
        200,000   COMCAST CORPORATION                                                   6.50         11/15/2035             173,250
        400,000   COMCAST CORPORATION                                                   6.95         08/15/2037             366,197
        180,000   COX COMMUNICATIONS INCORPORATED                                       5.45         12/15/2014             162,431
        300,000   COX COMMUNICATIONS INCORPORATED                                       7.13         10/01/2012             297,525
        100,000   EMBARQ CORPORATION                                                    6.74         06/01/2013              94,000
        350,000   EMBARQ CORPORATION                                                    7.08         06/01/2016             315,000
        120,000   MOTOROLA INCORPORATED                                                 7.63         11/15/2010             114,313
        300,000   QWEST CORPORATION                                                     6.88         09/15/2033             201,000
        500,000   QWEST CORPORATION                                                     7.50         06/15/2023             377,500
         65,000   REED ELSEVIER CAPITAL INCORPORATED                                    4.63         06/15/2012              59,879
        415,000   TELECOM ITALIA CAPITAL SA                                             5.25         11/15/2013             372,692
        150,000   TIME WARNER CABLE INCORPORATED                                        5.85         05/01/2017             135,650
        250,000   TIME WARNER CABLE INCORPORATED                                        6.55         05/01/2037             210,234
      1,000,000   TIME WARNER CABLE INCORPORATED                                        6.75         07/01/2018             948,074
        150,000   TIME WARNER CABLE INCORPORATED                                        8.25         02/14/2014             156,218
        100,000   TIME WARNER CABLE INCORPORATED                                        8.75         02/14/2019             106,744
        250,000   TIME WARNER COMPANIES INCORPORATED                                    7.57         02/01/2024             230,822
        150,000   TIME WARNER ENTERTAINMENT COMPANY LP                                  8.38         07/15/2033             143,546
         50,000   TIME WARNER INCORPORATED                                              6.50         11/15/2036              42,785
        360,000   TIME WARNER INCORPORATED                                              6.88         05/01/2012             362,880
        325,000   TIME WARNER INCORPORATED                                              7.63         04/15/2031             304,923
        300,000   TIME WARNER INCORPORATED                                              7.70         05/01/2032             283,467
        300,000   VERIZON (NEW JERSEY) INCORPORATED SERIES A                            5.88         01/17/2012             301,065
        250,000   VERIZON COMMUNICATIONS INCORPORATED                                   6.25         04/01/2037             230,084
        500,000   VERIZON COMMUNICATIONS INCORPORATED                                   6.90         04/15/2038             497,152
        800,000   VERIZON COMMUNICATIONS INCORPORATED                                   8.75         11/01/2018             914,946
        325,000   VERIZON GLOBAL FUNDING CORPORATION                                    4.90         09/15/2015             305,191
        100,000   VERIZON GLOBAL FUNDING CORPORATION                                    5.85         09/15/2035              87,899
        500,000   VERIZON GLOBAL FUNDING CORPORATION                                    7.25         12/01/2010             528,002
      1,000,000   VERIZON GLOBAL FUNDING CORPORATION                                    7.38         09/01/2012           1,070,736
        350,000   VERIZON GLOBAL FUNDING CORPORATION                                    7.75         12/01/2030             359,822
        200,000   VIACOM INCORPORATED                                                   5.50         05/15/2033             107,967
        180,000   VIACOM INCORPORATED                                                   5.75         04/30/2011             174,549
        480,000   VIACOM INCORPORATED                                                   6.25         04/30/2016             408,156
         50,000   VIACOM INCORPORATED                                                   6.75         10/05/2037              36,223
        180,000   VIACOM INCORPORATED                                                   6.88         04/30/2036             133,485
                                                                                                                         20,139,352
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 65


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
DEPOSITORY INSTITUTIONS: 3.31%
$       150,000   ABBEY NATIONAL CAPITAL TRUST I+/-                                     8.96%        12/31/2049    $         95,662
        180,000   BAC CAPITAL TRUST VI                                                  5.63         03/08/2035              78,445
        200,000   BAC CAPITAL TRUST XI                                                  6.63         05/23/2036              95,698
         50,000   BAC CAPITAL TRUST XIV+/-                                              5.63         12/31/2049              12,261
      1,250,000   BANK OF AMERICA CORPORATION                                           4.50         08/01/2010           1,175,773
        250,000   BANK OF AMERICA CORPORATION                                           4.75         08/01/2015             203,896
      1,500,000   BANK OF AMERICA CORPORATION                                           5.38         09/11/2012           1,343,376
        700,000   BANK OF AMERICA CORPORATION                                           5.38         06/15/2014             565,928
        250,000   BANK OF AMERICA CORPORATION                                           5.49         03/15/2019             177,811
        100,000   BANK OF AMERICA CORPORATION                                           5.63         10/14/2016              84,573
        500,000   BANK OF AMERICA CORPORATION                                           5.75         12/01/2017             421,883
        825,000   BANK OF AMERICA CORPORATION                                           7.80         02/15/2010             783,565
        800,000   BANK OF AMERICA CORPORATION SERIES BKNT                               6.00         10/15/2036             550,132
      1,000,000   BANK OF AMERICA CORPORATION SERIES MTN<<                              3.13         06/15/2012           1,025,613
        500,000   BANK OF AMERICA CORPORATION SERIES MTN<<                              4.90         05/01/2013             440,459
        450,000   BANK OF NEW YORK MELLON CORPORATION SERIES MTN                        4.95         01/14/2011             459,605
        150,000   BANK OF NEW YORK MELLON CORPORATION SERIES MTN                        4.95         11/01/2012             150,873
        500,000   BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                       7.40         06/15/2011             516,233
        240,000   BANK ONE CORPORATION                                                  7.63         10/15/2026             227,651
        250,000   BANK ONE CORPORATION                                                  8.00         04/29/2027             249,958
        100,000   BB&T CAPITAL TRUST IV+/-                                              6.82         06/12/2049              48,277
        250,000   BB&T CORPORATION                                                      5.20         12/23/2015             240,133
        900,000   CITIGROUP INCORPORATED                                                5.00         09/15/2014             619,642
      1,000,000   CITIGROUP INCORPORATED                                                5.30         10/17/2012             887,038
        700,000   CITIGROUP INCORPORATED                                                5.50         04/11/2013             633,856
      1,000,000   CITIGROUP INCORPORATED                                                5.50         02/15/2017             657,825
        750,000   CITIGROUP INCORPORATED<<                                              5.63         08/27/2012             548,918
      1,000,000   CITIGROUP INCORPORATED                                                6.13         05/15/2018             862,359
        625,000   CITIGROUP INCORPORATED                                                6.50         01/18/2011             589,508
        250,000   CITIGROUP INCORPORATED                                                6.50         08/19/2013             233,074
        500,000   CITIGROUP INCORPORATED<<                                              6.88         03/05/2038             433,918
        500,000   COMERCIA BANK SERIES BKNT                                             5.75         11/21/2016             378,209
        100,000   COMERICA CAPITAL TRUST II+/-                                          6.58         02/20/2037              31,637
        100,000   DEUTSCHE BANK FINANCIAL LLC                                           5.38         03/02/2015              85,291
        500,000   FIFTH THIRD BANCORP                                                   5.45         01/15/2017             363,707
        200,000   HSBC BANK USA NA NEW YORK                                             4.63         04/01/2014             188,762
        225,000   HSBC BANK USA NA NEW YORK SERIES BKNT                                 5.63         08/15/2035             172,893
        350,000   JPMORGAN CHASE & COMPANY<<                                            3.13         12/01/2011             360,129
        250,000   JPMORGAN CHASE & COMPANY                                              5.25         05/01/2015             229,284
      2,000,000   JPMORGAN CHASE & COMPANY<<                                            5.38         10/01/2012           2,000,046
        600,000   JPMORGAN CHASE & COMPANY                                              5.60         06/01/2011             611,680
      1,000,000   JPMORGAN CHASE & COMPANY<<                                            6.00         01/15/2018             966,615
        800,000   JPMORGAN CHASE & COMPANY                                              6.63         03/15/2012             808,548
        350,000   KEYBANK NA                                                            5.80         07/01/2014             311,760
        250,000   M&I MARSHALL & ILSLEY BANK SERIES BKNT                                5.00         01/17/2017             170,631
        200,000   MELLON FUNDING CORPORATION                                            5.00         12/01/2014             187,207
        100,000   MELLON FUNDING CORPORATION                                            5.20         05/15/2014              96,478
        360,000   NATIONAL CITY CORPORATION                                             4.90         01/15/2015             324,823
        450,000   PNC FUNDING CORPORATION                                               5.13         12/14/2010             448,840
        250,000   REGIONS BANK                                                          6.45         06/26/2037             163,006
        150,000   SUNTRUST BANK                                                         5.00         09/01/2015             134,974
        250,000   SUNTRUST CAPITAL VIII+/-                                              6.10         12/15/2049             148,934
        200,000   UBS AG STAMFORD CT                                                    5.88         07/15/2016             179,301
        360,000   UBS PREFERRED FUNDING TRUST I+/-                                      8.62         12/31/2049             129,898
        200,000   UNION BANK OF CALIFORNIA SERIES BKNT                                  5.95         05/11/2016             178,914
        275,000   US BANK NA SERIES BKNT                                                4.95         10/30/2014             267,906

                   66 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
DEPOSITORY INSTITUTIONS (continued)
$        50,000   USB CAPITAL IX+/-                                                     6.19%        12/31/2049    $         20,000
        250,000   WACHOVIA BANK NA(L)                                                   5.85         02/01/2037             198,907
        150,000   WACHOVIA CAPITAL TRUST I+/-(L)                                        5.80         03/15/2042              49,500
        300,000   WACHOVIA CORPORATION(L)                                               5.25         08/01/2014             270,573
        400,000   WACHOVIA CORPORATION(L)                                               5.50         08/01/2035             255,744
        500,000   WACHOVIA CORPORATION(L)                                               5.63         10/15/2016             444,680
      1,000,000   WACHOVIA CORPORATION(L)                                               5.75         02/01/2018             934,652
        700,000   WACHOVIA CORPORATION SERIES MTN(L)                                    5.50         05/01/2013             674,043
      1,000,000   WELLS FARGO & COMPANY(L)                                              5.25         10/23/2012             979,384
      1,500,000   WELLS FARGO & COMPANY(L)                                              5.30         08/26/2011           1,499,781
      1,000,000   WELLS FARGO & COMPANY(L)                                              5.63         12/11/2017             949,179
        500,000   WELLS FARGO BANK NA(L)                                                4.75         02/09/2015             444,530
        150,000   WELLS FARGO BANK NA(L)                                                5.95         08/26/2036             124,296
         75,000   WESTERN UNION COMPANY                                                 5.40         11/17/2011              74,726
         75,000   WESTERN UNION COMPANY                                                 5.93         10/01/2016              70,293
         75,000   WESTERN UNION COMPANY                                                 6.20         11/17/2036              60,174
                                                                                                                         30,403,878
                                                                                                                   ----------------
EATING & DRINKING PLACES: 0.21%
        750,000   BOTTLING GROUP LLC                                                    6.95         03/15/2014             852,028
        250,000   DARDEN RESTAURANTS INCORPORATED                                       5.63         10/15/2012             226,622
        105,000   DARDEN RESTAURANTS INCORPORATED                                       6.20         10/15/2017              86,308
         20,000   DARDEN RESTAURANTS INCORPORATED                                       6.80         10/15/2037              13,677
        100,000   MCDONALD'S CORPORATION                                                5.80         10/15/2017             106,982
        150,000   MCDONALD'S CORPORATION                                                6.30         10/15/2037             157,376
        100,000   MCDONALD'S CORPORATION SERIES MTN                                     4.30         03/01/2013             104,320
        100,000   MCDONALD'S CORPORATION SERIES MTN                                     5.35         03/01/2018             103,094
        100,000   MCDONALD'S CORPORATION SERIES MTN                                     6.30         03/01/2038             102,980
         50,000   YUM! BRANDS INCORPORATED                                              6.25         03/15/2018              45,524
         50,000   YUM! BRANDS INCORPORATED                                              6.88         11/15/2037              41,401
        120,000   YUM! BRANDS INCORPORATED                                              8.88         04/15/2011             127,792
                                                                                                                          1,968,104
                                                                                                                   ----------------
EDUCATIONAL SERVICES: 0.03%
        250,000   VANDERBILT UNIVERSITY                                                 5.25         04/01/2019             249,535
                                                                                                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES: 2.41%
        105,000   ALABAMA POWER COMPANY                                                 6.13         05/15/2038             107,006
        100,000   AMEREN ENERGY GENERATING COMPANY SERIES H                             7.00         04/15/2018              95,822
         75,000   AMEREN UNION ELECTRIC                                                 5.40         02/01/2016              68,536
        100,000   AMEREN UNION ELECTRIC                                                 6.00         04/01/2018              94,364
        100,000   AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C                 5.38         03/15/2010             100,882
        750,000   AMERICAN WATER CAPITAL CORPORATION                                    6.09         10/15/2017             672,929
        100,000   APPALACHIAN POWER COMPANY                                             7.00         04/01/2038              93,718
        315,000   APPALACHIAN POWER COMPANY SERIES L                                    5.80         10/01/2035             254,127
        500,000   ARIZONA PUBLIC SERVICE COMPANY                                        6.38         10/15/2011             492,744
         65,000   ATLANTIC CITY ELECTRIC COMPANY                                        7.75         11/15/2018              74,589
        100,000   ATMOS ENERGY CORPORATION                                              4.95         10/15/2014              89,597
         50,000   ATMOS ENERGY CORPORATION                                              6.35         06/15/2017              44,946
        180,000   CAROLINA POWER & LIGHT COMPANY                                        5.25         12/15/2015             182,619
        450,000   CENTERPOINT ENERGY HOUSTON SERIES J2                                  5.70         03/15/2013             453,430
        150,000   CENTERPOINT ENERGY RESOURCES CORPORATION                              6.13         11/01/2017             126,071
         50,000   CENTERPOINT ENERGY RESOURCES CORPORATION                              6.63         11/01/2037              35,066
        100,000   CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN                   6.00         05/15/2018              82,067
        250,000   COMMONWEALTH EDISON COMPANY                                           5.90         03/15/2036             212,437
         65,000   COMMONWEALTH EDISON COMPANY SERIES 100                                5.88         02/01/2033              55,467

                   Wells Fargo Advantage Master Portfolios 67


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$        50,000   COMMONWEALTH EDISON COMPANY SERIES 105                                5.40%        12/15/2011    $         50,849
        100,000   CONNECTICUT LIGHT & POWER COMPANY                                     5.65         05/01/2018             102,193
        180,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                               4.88         02/01/2013             185,732
        100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                               5.85         04/01/2018             102,879
        100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                               6.75         04/01/2038             106,867
        100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C                   5.50         09/15/2016             100,346
         50,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                      5.30         12/01/2016              49,549
         50,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                      5.70         12/01/2036              46,485
        100,000   CONSOLIDATED NATURAL GAS COMPANY SERIES A                             5.00         12/01/2014              95,727
        200,000   CONSTELLATION ENERGY GROUP INCORPORATED                               7.00         04/01/2012             194,698
        150,000   CONSUMERS ENERGY COMPANY                                              5.65         09/15/2018             142,646
        150,000   CONSUMERS ENERGY COMPANY SERIES B                                     5.38         04/15/2013             148,030
        100,000   DOMINION RESOURCES INCORPORATED                                       4.75         12/15/2010             100,607
        180,000   DOMINION RESOURCES INCORPORATED                                       5.70         09/17/2012             182,660
        750,000   DOMINION RESOURCES INCORPORATED                                       6.40         06/15/2018             752,873
         50,000   DOMINION RESOURCES INCORPORATED SERIES A                              5.60         11/15/2016              47,760
        125,000   DOMINION RESOURCES INCORPORATED SERIES B                              5.95         06/15/2035             107,513
        350,000   DTE ENERGY COMPANY                                                    6.35         06/01/2016             309,119
        150,000   DTE ENERGY COMPANY                                                    7.05         06/01/2011             151,401
        125,000   DUKE CAPITAL LLC                                                      5.67         08/15/2014             115,374
        100,000   DUKE CAPITAL LLC                                                      8.00         10/01/2019              98,381
        150,000   DUKE ENERGY CAROLINAS LLC                                             5.75         11/15/2013             158,589
        100,000   DUKE ENERGY CAROLINAS LLC                                             7.00         11/15/2018             114,194
         75,000   DUKE ENERGY CORPORATION                                               6.45         10/15/2032              75,951
        500,000   DUKE ENERGY CORPORATION SERIES D                                      7.38         03/01/2010             516,996
        120,000   DUKE ENERGY FIELD SERVICES LLC                                        7.88         08/16/2010             121,437
        750,000   DUKE ENERGY INDIANA INCORPORATED                                      6.35         08/15/2038             793,041
        100,000   EMERSON ELECTRIC COMPANY                                              4.75         10/15/2015              99,282
        250,000   ENERGY TRANSFER PARTNERS LP                                           6.00         07/01/2013             234,757
         55,000   ENERGY TRANSFER PARTNERS LP                                           6.13         02/15/2017              48,436
         30,000   ENERGY TRANSFER PARTNERS LP                                           6.63         10/15/2036              22,441
        100,000   ENERGY TRANSFER PARTNERS LP                                           6.70         07/01/2018              90,278
        100,000   ENERGY TRANSFER PARTNERS LP                                           7.50         07/01/2038              83,780
        100,000   ENTERGY ARKANSAS INCORPORATED                                         5.40         08/01/2013              96,788
        100,000   ENTERGY LOUISIANA LLC++                                               6.00         05/01/2018              90,249
        125,000   EXELON CORPORATION                                                    4.90         06/15/2015             107,291
         65,000   EXELON CORPORATION                                                    5.63         06/15/2035              45,806
        150,000   EXELON GENERATION COMPANY LLC                                         6.95         06/15/2011             152,218
        150,000   FIRST ENERGY CORPORATION SERIES B                                     6.45         11/15/2011             149,843
        430,000   FIRST ENERGY CORPORATION SERIES C                                     7.38         11/15/2031             366,999
        100,000   FLORIDA POWER & LIGHT COMPANY                                         4.80         03/01/2013             101,501
        150,000   FLORIDA POWER & LIGHT COMPANY                                         5.63         04/01/2034             147,226
        100,000   FLORIDA POWER & LIGHT COMPANY                                         5.85         05/01/2037             101,168
         50,000   FLORIDA POWER & LIGHT COMPANY<<                                       5.95         02/01/2038              51,291
        500,000   FLORIDA POWER CORPORATION                                             6.40         06/15/2038             525,590
        800,000   FPL GROUP CAPITAL INCORPORATED                                        5.63         09/01/2011             843,394
        200,000   GEORGIA POWER COMPANY                                                 5.40         06/01/2018             201,531
        125,000   GEORGIA POWER COMPANY                                                 6.00         11/01/2013             134,773
        100,000   GEORGIA POWER COMPANY SERIES B                                        5.70         06/01/2017             102,681
        250,000   GREAT PLAIN ENERGY INCORPORATED                                       6.38         03/01/2018             239,011
        100,000   ILLINOIS POWER COMPANY                                                6.13         11/15/2017              94,092
         50,000   ILLINOIS POWER COMPANY                                                6.25         04/01/2018              47,211
        100,000   JERSEY CENTRAL POWER & LIGHT COMPANY                                  5.63         05/01/2016              92,123
        125,000   KEYSPAN CORPORATION                                                   5.80         04/01/2035              90,005
        100,000   MAGELLAN MIDSTREAM PARTNERS LP                                        6.40         07/15/2018              86,380
        250,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                   5.30         03/15/2018             243,132
         75,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                   5.80         10/15/2036              68,880

                   68 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$       180,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                   5.88%        10/01/2012    $        185,469
        100,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                   5.95         05/15/2037              89,557
        250,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                   6.13         04/01/2036             231,108
      1,000,000   NEVADA POWER COMPANY SERIES A                                         8.25         06/01/2011           1,051,996
        180,000   NISOURCE FINANCE CORPORATION                                          5.25         09/15/2017             132,593
         65,000   NISOURCE FINANCE CORPORATION                                          5.45         09/15/2020              44,509
         90,000   NISOURCE FINANCE CORPORATION                                          6.80         01/15/2019              70,576
        100,000   NORTHERN STATES POWER COMPANY MINNESOTA                               6.20         07/01/2037             103,603
        170,000   NORTHWEST PIPELINE CORPORATION                                        6.05         06/15/2018             156,984
         65,000   ONEOK INCORPORATED                                                    5.20         06/15/2015              56,018
        200,000   ONEOK PARTNERS LP                                                     6.15         10/01/2016             177,775
        125,000   PACIFIC GAS & ELECTRIC COMPANY                                        4.80         03/01/2014             127,578
        250,000   PACIFIC GAS & ELECTRIC COMPANY                                        5.80         03/01/2037             240,801
        200,000   PACIFIC GAS & ELECTRIC COMPANY                                        6.05         03/01/2034             199,360
        200,000   PACIFIC GAS & ELECTRIC COMPANY                                        6.25         12/01/2013             213,582
        100,000   PACIFIC GAS & ELECTRIC COMPANY                                        6.35         02/15/2038             103,722
        100,000   PACIFICORP                                                            5.65         07/15/2018             101,863
        720,000   PACIFICORP                                                            6.25         10/15/2037             735,951
        200,000   POTOMAC ELECTRIC POWER                                                6.50         11/15/2037             194,039
        500,000   PPL ENERGY SUPPLY LLC                                                 6.20         05/15/2016             460,000
         50,000   PROGRESS ENERGY INCORPORATED                                          6.30         04/01/2038              51,873
        180,000   PROGRESS ENERGY INCORPORATED                                          7.10         03/01/2011             184,891
        120,000   PROGRESS ENERGY INCORPORATED                                          7.75         03/01/2031             122,749
        150,000   PSEG POWER LLC                                                        7.75         04/15/2011             155,914
         75,000   PSEG POWER LLC                                                        8.63         04/15/2031              76,786
        150,000   PUBLIC SERVICE COMPANY OF COLORADO                                    7.88         10/01/2012             166,090
        100,000   PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                      5.80         05/01/2037              97,487
        100,000   PUGET SOUND ENERGY INCORPORATED                                       6.27         03/15/2037              79,567
        750,000   SOUTHERN CALIFORNIA EDISON COMPANY                                    5.75         03/15/2014             808,341
        100,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                        5.00         01/15/2016             100,092
        180,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                        5.35         07/15/2035             169,693
         75,000   SOUTHERN CALIFORNIA GAS COMPANY                                       5.75         11/15/2035              73,145
        100,000   SOUTHERN COMPANY SERIES A                                             5.30         01/15/2012             103,518
        250,000   SOUTHERN POWER COMPANY SERIES D                                       4.88         07/15/2015             227,948
        100,000   SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                          5.55         01/15/2017              90,252
        100,000   SOUTHWESTERN PUBLIC SERVICE                                           6.00         10/01/2036              83,271
        100,000   SPECTRA ENERGY CAPITAL LLC                                            5.90         09/15/2013              94,217
        100,000   SPECTRA ENERGY CAPITAL LLC                                            7.50         09/15/2038              87,497
         75,000   TAMPA ELECTRIC COMPANY                                                6.15         05/15/2037              63,298
        200,000   TENNESSEE VALLEY AUTHORITY                                            4.50         04/01/2018             206,573
        150,000   TENNESSEE VALLEY AUTHORITY                                            5.50         07/18/2017             164,269
         50,000   TOLEDA EDISON COMPANY                                                 6.15         05/15/2037              38,196
        105,000   TRANSCONTINENTAL GAS PIPE LINE CORPORATION                            6.05         06/15/2018              96,961
         75,000   TXU ELECTRIC DELIVERY COMPANY                                         6.38         05/01/2012              74,969
         75,000   TXU ELECTRIC DELIVERY COMPANY                                         7.00         05/01/2032              69,092
         75,000   TXU ELECTRIC DELIVERY COMPANY                                         7.25         01/15/2033              71,056
        100,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                            4.75         03/01/2013             100,955
        105,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                            6.00         05/15/2037             101,059
         65,000   WASTE MANAGEMENT INCORPORATED                                         5.00         03/15/2014              59,896
        150,000   WASTE MANAGEMENT INCORPORATED                                         7.75         05/15/2032             134,771
        100,000   WISCONSIN ELECTRIC POWER COMPANY                                      5.63         05/15/2033              94,203
         50,000   WISCONSIN ELECTRIC POWER COMPANY                                      5.70         12/01/2036              48,406
        125,000   WISCONSIN ENERGY CORPORATION+/-                                       6.25         05/15/2049              76,250
        100,000   WISCONSIN POWER & LIGHT COMPANY                                       6.38         08/15/2037              98,575
        100,000   XCEL ENERGY INCORPORATED                                              7.00         12/01/2010             103,306
                                                                                                                         22,118,721
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 69


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.10%
$        50,000   EMERSON ELECTRIC COMPANY                                              5.25%        10/15/2018    $         50,410
        750,000   GENERAL ELECTRIC COMPANY                                              5.25         12/06/2017             690,282
        120,000   MOTOROLA INCORPORATED                                                 7.50         05/15/2025              64,034
        100,000   NISOURCE FINANCE CORPORATION                                          6.40         03/15/2018              78,506
                                                                                                                            883,232
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.01%
        100,000   QUEST DIAGNOSTICS INCORPORATED                                        5.13         11/01/2010             100,049
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.02%
        200,000   FORTUNE BRANDS INCORPORATED                                           5.38         01/15/2016             173,801
                                                                                                                   ----------------
FOOD & KINDRED PRODUCTS: 0.94%
        180,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                 4.38         01/15/2013             170,992
         50,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                 5.60         03/01/2017              45,230
        250,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                 5.75         04/01/2036             192,554
        350,000   ARCHER-DANIELS-MIDLAND COMPANY                                        5.38         09/15/2035             299,340
        100,000   ARCHER-DANIELS-MIDLAND COMPANY                                        5.45         03/15/2018              98,321
        100,000   BOTTLING GROUP LLC                                                    4.63         11/15/2012             103,391
         35,000   CAMPBELL SOUP COMPANY                                                 4.50         02/15/2019              33,665
        750,000   COCA-COLA COMPANY                                                     5.35         11/15/2017             782,244
        100,000   COCA-COLA ENTERPRISES INCORPORATED                                    5.00         08/15/2013             102,438
        180,000   COCA-COLA ENTERPRISES INCORPORATED                                    6.75         09/15/2028             180,967
        200,000   COCA-COLA ENTERPRISES INCORPORATED                                    8.00         09/15/2022             224,987
        120,000   COCA-COLA ENTERPRISES INCORPORATED                                    8.50         02/01/2022             139,707
        150,000   CONAGRA FOODS INCORPORATED                                            6.75         09/15/2011             157,877
        120,000   CONAGRA FOODS INCORPORATED                                            8.25         09/15/2030             124,944
        150,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                  6.82         05/01/2018             139,650
        100,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                  7.45         05/01/2038              87,474
        200,000   GENERAL MILLS INCORPORATED                                            5.25         08/15/2013             204,846
        100,000   GENERAL MILLS INCORPORATED                                            5.70         02/15/2017             100,776
        225,000   GENERAL MILLS INCORPORATED                                            6.00         02/15/2012             236,268
        150,000   GRAND METROPOLITAN INVESTMENT CORPORATION                             7.45         04/15/2035             149,384
        100,000   HJ HEINZ COMPANY                                                      5.35         07/15/2013             102,571
        975,000   HJ HEINZ COMPANY                                                      6.63         07/15/2011           1,024,018
        350,000   KELLOGG COMPANY SERIES B                                              6.60         04/01/2011             373,853
        500,000   KELLOGG COMPANY SERIES B                                              7.45         04/01/2031             582,597
        350,000   KRAFT FOODS INCORPORATED                                              5.25         10/01/2013             355,812
        275,000   KRAFT FOODS INCORPORATED                                              5.63         11/01/2011             287,395
        750,000   KRAFT FOODS INCORPORATED                                              6.13         08/23/2018             744,938
        250,000   KRAFT FOODS INCORPORATED                                              6.50         08/11/2017             254,528
         75,000   KRAFT FOODS INCORPORATED                                              6.50         11/01/2031              70,761
        100,000   KRAFT FOODS INCORPORATED                                              6.88         01/26/2039              99,425
         60,000   KRAFT FOODS INCORPORATED                                              7.00         08/11/2037              60,440
        100,000   PEPSI BOTTLING GROUP INCORPORATED SERIES B                            7.00         03/01/2029             111,804
        750,000   PEPSICO INCORPORATED                                                  5.00         06/01/2018             761,868
        250,000   SARA LEE CORPORATION                                                  6.25         09/15/2011             257,633
                                                                                                                          8,662,698
                                                                                                                   ----------------
FOOD STORES: 0.11%
        100,000   KROGER COMPANY                                                        4.95         01/15/2015              95,404
         50,000   KROGER COMPANY                                                        6.15         01/15/2020              49,257
        350,000   KROGER COMPANY                                                        6.75         04/15/2012             368,654
        250,000   KROGER COMPANY                                                        7.50         01/15/2014             275,989
         75,000   KROGER COMPANY                                                        7.50         04/01/2031              81,585
        100,000   SAFEWAY INCORPORATED                                                  4.95         08/16/2010             101,008
         75,000   SAFEWAY INCORPORATED                                                  7.25         02/01/2031              80,327
                                                                                                                          1,052,224
                                                                                                                   ----------------

                   70 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
FORESTRY: 0.03%
$       180,000   WEYERHAEUSER COMPANY                                                  6.75%        03/15/2012    $        170,403
        225,000   WEYERHAEUSER COMPANY                                                  7.38         03/15/2032             149,391
                                                                                                                            319,794
                                                                                                                   ----------------
FURNITURE & FIXTURES: 0.08%
         50,000   CINTAS CORPORATION #2                                                 6.15         08/15/2036              39,778
        180,000   MASCO CORPORATION                                                     5.88         07/15/2012             147,894
        350,000   MASCO CORPORATION                                                     6.13         10/03/2016             241,071
        200,000   NEWELL RUBBERMAID INCORPORATED                                        5.50         04/15/2013             170,579
        165,000   NEWELL RUBBERMAID INCORPORATED                                        6.25         04/15/2018             134,629
                                                                                                                            733,951
                                                                                                                   ----------------
GENERAL MERCHANDISE STORES: 0.50%
        100,000   COSTCO WHOLESALE CORPORATION                                          5.30         03/15/2012             105,936
        200,000   COSTCO WHOLESALE CORPORATION                                          5.50         03/15/2017             206,011
        405,000   FEDERATED RETAIL HOLDINGS INCORPORATED<<                              5.35         03/15/2012             305,448
        100,000   FEDERATED RETAIL HOLDINGS INCORPORATED                                5.90         12/01/2016              59,439
        350,000   TARGET CORPORATION                                                    5.38         05/01/2017             334,140
        100,000   TARGET CORPORATION                                                    6.50         10/15/2037              90,110
        150,000   TARGET CORPORATION                                                    7.00         07/15/2031             139,953
        500,000   TARGET CORPORATION                                                    7.00         01/15/2038             480,246
        500,000   WAL-MART STORES INCORPORATED                                          4.13         02/15/2011             519,056
      1,180,000   WAL-MART STORES INCORPORATED                                          4.55         05/01/2013           1,236,023
        325,000   WAL-MART STORES INCORPORATED                                          5.25         09/01/2035             301,784
        100,000   WAL-MART STORES INCORPORATED                                          5.88         04/05/2027              99,928
        650,000   WAL-MART STORES INCORPORATED                                          6.50         08/15/2037             695,918
                                                                                                                          4,573,992
                                                                                                                   ----------------
HEALTH SERVICES: 0.32%
        350,000   AETNA INCORPORATED                                                    5.75         06/15/2011             344,730
        350,000   AMGEN INCORPORATED                                                    5.85         06/01/2017             357,299
        350,000   ANTHEM INCORPORATED                                                   6.80         08/01/2012             354,481
        180,000   CARDINAL HEALTH INCORPORATED                                          5.85         12/15/2017             160,165
        500,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                  5.65         05/15/2018             514,767
        750,000   MEDCO HEALTH SOLUTIONS INCORPORATED                                   7.25         08/15/2013             768,775
        225,000   MERCK & COMPANY INCORPORATED                                          4.75         03/01/2015             231,350
        100,000   QUEST DIAGNOSTICS INCORPORATED                                        6.95         07/01/2037              91,604
        100,000   SCHERING-PLOUGH CORPORATION                                           5.55         12/01/2013             103,156
                                                                                                                          2,926,327
                                                                                                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.48%
        100,000   AMERIPRISE FINANCIAL INCORPORATED                                     5.35         11/15/2010              93,305
        350,000   AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                         6.13         11/01/2012             327,488
        500,000   BERKSHIRE HATHAWAY FINANCE CORPORATION                                4.85         01/15/2015             502,814
        100,000   BOSTON PROPERTIES LP                                                  6.25         01/15/2013              86,718
         65,000   COLONIAL REALTY LP                                                    5.50         10/01/2015              40,442
      1,350,000   CREDIT SUISSE USA INCORPORATED                                        6.50         01/15/2012           1,389,420
         50,000   EQUIFAX INCORPORATED                                                  7.00         07/01/2037              33,188
        180,000   ERP OPERATING LP                                                      5.25         09/15/2014             151,651
      1,000,000   ERP OPERATING LP                                                      5.50         10/01/2012             911,066
         75,000   FUND AMERICAN COMPANIES INCORPORATED                                  5.88         05/15/2013              57,885
        360,000   GOLDMAN SACHS GROUP INCORPORATED                                      5.15         01/15/2014             327,903
        100,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                           5.63         05/01/2017              64,875
        150,000   LIBERTY PROPERTY LP<<                                                 6.63         10/01/2017             108,362
        100,000   MACK-CALI REALTY LP                                                   7.75         02/15/2011              88,932

                   Wells Fargo Advantage Master Portfolios 71


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
$       100,000   NATIONAL RETAIL PROPERTIES INCORPORATED                               6.88%        10/15/2017    $         63,218
        100,000   SIMON PROPERTY GROUP INCORPORATED                                     5.30         05/30/2013              87,150
        100,000   SIMON PROPERTY GROUP INCORPORATED                                     6.13         05/30/2018              81,712
                                                                                                                          4,416,129
                                                                                                                   ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.02%
         75,000   MARRIOTT INTERNATIONAL                                                5.81         11/10/2015              61,750
        100,000   MARRIOTT INTERNATIONAL SERIES J                                       5.63         02/15/2013              85,520
         50,000   WYNDHAM WORLDWIDE CORPORATION                                         6.00         12/01/2016              24,219
                                                                                                                            171,489
                                                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.50%
        250,000   CATERPILLAR INCORPORATED                                              6.05         08/15/2036             213,161
         75,000   COMPUTER SCIENCES CORPORATION                                         7.38         06/15/2011              76,226
        500,000   DEERE & Company                                                       7.85         05/15/2010             521,501
        100,000   DELL INCORPORATED                                                     6.50         04/15/2038              83,343
        200,000   DELL INCORPORATED                                                     7.10         04/15/2028             183,410
        100,000   DOVER CORPORATION                                                     5.45         03/15/2018             101,494
         60,000   DOVER CORPORATION                                                     6.60         03/15/2038              62,961
        500,000   HEWLETT-PACKARD COMPANY                                               5.50         03/01/2018             500,348
        180,000   HEWLETT-PACKARD COMPANY                                               6.50         07/01/2012             195,938
        200,000   IBM CORPORATION                                                       4.75         11/29/2012             210,335
        500,000   IBM CORPORATION                                                       5.70         09/14/2017             512,881
        250,000   IBM CORPORATION                                                       5.88         11/29/2032             246,045
        500,000   IBM CORPORATION                                                       8.00         10/15/2038             594,217
        100,000   LOCKHEED MARTIN CORPORATION                                           4.12         03/14/2013             101,298
        100,000   ORACLE CORPORATION                                                    5.00         01/15/2011             104,747
        350,000   ORACLE CORPORATION                                                    5.25         01/15/2016             353,986
        135,000   PARKER HANNIFIN CORPORATION SERIES MTN                                5.50         05/15/2018             129,036
         60,000   PARKER HANNIFIN CORPORATION SERIES MTN                                6.25         05/15/2038              54,564
        250,000   PITNEY BOWES INCORPORATED SERIES MTN                                  4.75         01/15/2016             236,098
        100,000   PITNEY BOWES INCORPORATED SERIES MTN                                  5.75         09/15/2017             101,750
                                                                                                                          4,583,339
                                                                                                                   ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.10%
        500,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN<<                      5.38         04/30/2013             493,232
         75,000   AON CORPORATION                                                       8.21         01/01/2027              47,234
        100,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        4.63         07/15/2013              80,163
         75,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        5.95         10/15/2036              38,656
        200,000   MARSH & McLennan Companies Incorporated                               5.15         09/15/2010             194,471
         75,000   WILLIS NORTH AMERICA INCORPORATED                                     5.63         07/15/2015              52,951
                                                                                                                            906,707
                                                                                                                   ----------------
INSURANCE CARRIERS: 0.88%
         75,000   ACE INA HOLDINGS INCORPORATED                                         5.88         06/15/2014              73,217
         75,000   AEGON FUNDING CORPORATION                                             5.75         12/15/2020              61,671
        150,000   AETNA INCORPORATED                                                    6.63         06/15/2036             132,026
        330,000   ALLSTATE CORPORATION                                                  5.55         05/09/2035             258,706
        250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                             5.05         10/01/2015             144,010
        250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                             6.25         05/01/2036             114,526
         50,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                             6.25         03/15/2037               5,000
        500,000   AMERICAN INTERNATIONAL GROUP INCORPORATED+++/-                        8.18         05/15/2049              79,888
        250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED++                           8.25         08/15/2018             154,565
        600,000   AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                  5.85         01/16/2018             317,101
         75,000   ASSURANT INCORPORATED                                                 6.75         02/15/2034              46,826

                   72 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
INSURANCE CARRIERS (continued)
$       275,000   BERKSHIRE HATHAWAY FINANCE CORPORATION                                5.00%        08/15/2013    $        283,901
        150,000   CHUBB CORPORATION                                                     5.75         05/15/2018             144,254
         80,000   CHUBB CORPORATION                                                     6.00         05/11/2037              70,029
        350,000   CHUBB CORPORATION+/-                                                  6.38         03/29/2049             214,770
        100,000   CHUBB CORPORATION SERIES 1                                            6.50         05/15/2038              92,985
         50,000   CIGNA CORPORATION                                                     6.15         11/15/2036              36,214
         75,000   CINCINNATI FINANCIAL CORPORATION                                      6.92         05/15/2028              56,810
         65,000   CNA FINANCIAL CORPORATION                                             5.85         12/15/2014              48,048
         50,000   CNA FINANCIAL CORPORATION                                             6.00         08/15/2011              45,527
         50,000   CNA FINANCIAL CORPORATION                                             6.50         08/15/2016              36,494
        180,000   GE GLOBAL INSURANCE HOLDINGS                                          7.00         02/15/2026             141,195
        100,000   GENWORTH FINANCIAL INCORPORATED                                       4.95         10/01/2015              43,928
        350,000   GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                             5.75         05/15/2013             263,016
        250,000   JEFFERSON-PILOT CORPORATION                                           4.75         01/30/2014             214,813
         38,000   LIBERTY MUTUAL++                                                      4.88         02/01/2010              37,388
        100,000   LOEWS CORPORATION                                                     5.25         03/15/2016              91,149
        250,000   METLIFE INCORPORATED<<                                                5.00         11/24/2013             241,193
        100,000   METLIFE INCORPORATED                                                  6.13         12/01/2011             100,171
        280,000   METLIFE INCORPORATED                                                  6.38         06/15/2034             231,461
        500,000   METLIFE INCORPORATED SERIES A                                         6.82         08/15/2018             467,857
         75,000   NATIONWIDE FINANCIAL SERVICES                                         5.90         07/01/2012              67,532
        500,000   PRINCIPAL LIFE INCOME FUNDING TRUSTS                                  5.30         04/24/2013             476,428
         75,000   PROGRESSIVE CORPORATION                                               6.25         12/01/2032              63,786
        100,000   PROTECTIVE LIFE SECURED TRUST                                         4.85         08/16/2010              94,741
        105,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                          5.10         12/14/2011              95,904
         65,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                          6.63         12/01/2037              45,597
        500,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                         5.75         07/15/2033             313,067
        180,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                         5.40         06/13/2035             106,468
        180,000   ST. PAUL TRAVELERS COMPANIES INCORPORATED                             5.50         12/01/2015             173,667
        100,000   THE TRAVELERS COMPANIES INCORPORATED                                  5.38         06/15/2012              99,954
        150,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                       5.75         12/15/2017             145,584
        365,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                       6.25         06/15/2037             333,096
         75,000   TRANSATLANTIC HOLDINGS INCORPORATED                                   5.75         12/14/2015              44,399
        250,000   TRAVELERS COS INCORPORATED+/-                                         6.25         03/15/2037             150,923
        125,000   UNITEDHEALTH GROUP INCORPORATED                                       4.88         03/15/2015             113,981
        250,000   UNITEDHEALTH GROUP INCORPORATED                                       5.25         03/15/2011             252,323
        250,000   UNITEDHEALTH GROUP INCORPORATED                                       5.80         03/15/2036             200,344
        100,000   UNITEDHEALTH GROUP INCORPORATED                                       6.00         11/15/2017              93,308
        150,000   UNITEDHEALTH GROUP INCORPORATED                                       6.63         11/15/2037             130,813
        100,000   UNITRIN INCORPORATED                                                  6.00         05/15/2017              62,659
        100,000   WELLPOINT INCORPORATED                                                5.00         01/15/2011             100,012
        100,000   WELLPOINT INCORPORATED                                                5.25         01/15/2016              90,477
         75,000   WELLPOINT INCORPORATED                                                5.85         01/15/2036              62,418
        500,000   WELLPOINT INCORPORATED                                                5.88         06/15/2017             466,227
        100,000   WR BERKLEY CORPORATION                                                6.25         02/15/2037              66,075
                                                                                                                          8,098,522
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 0.11%
         60,000   AGILENT TECHNOLOGIES INCORPORATED                                     6.50         11/01/2017              46,356
         50,000   BAXTER INTERNATIONAL INCORPORATED                                     5.90         09/01/2016              53,025
        350,000   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                          6.13         07/01/2015             344,787
        125,000   MEDTRONIC INCORPORATED SERIES B                                       4.38         09/15/2010             127,521
        225,000   RAYTHEON COMPANY                                                      4.85         01/15/2011             231,502
        100,000   ROPER INDUSTRIES INCORPORATED                                         6.63         08/15/2013              99,182
        150,000   XEROX CORPORATION                                                     6.35         05/15/2018             126,000
                                                                                                                          1,028,373
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 73


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
METAL MINING: 0.10%
$     1,000,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED<<                         8.38%        04/01/2017    $        862,500
        150,000   SOUTHERN COPPER CORPORATION                                           7.50         07/27/2035              99,530
                                                                                                                            962,030
                                                                                                                   ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.01%
        100,000   VULCAN MATERIALS COMPANY                                              5.60         11/30/2012              97,102
         50,000   VULCAN MATERIALS COMPANY                                              7.15         11/30/2037              28,940
                                                                                                                            126,042
                                                                                                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.07%
         75,000   3M COMPANY SERIES MTN                                                 5.70         03/15/2037              73,660
        360,000   GENERAL ELECTRIC COMPANY                                              5.00         02/01/2013             351,576
        200,000   TYCO INTERNATIONAL GROUP SA                                           6.38         10/15/2011             204,152
                                                                                                                            629,388
                                                                                                                   ----------------
MISCELLANEOUS RETAIL: 0.09%
        200,000   CVS CAREMARK CORPORATION                                              5.75         06/01/2017             195,118
        250,000   CVS CAREMARK CORPORATION                                              6.13         08/15/2016             249,905
         65,000   CVS CAREMARK CORPORATION                                              6.25         06/01/2027              61,742
        180,000   FEDERATED DEPARTMENT STORES INCORPORATED                              6.90         04/01/2029              97,394
        250,000   WALGREEN COMPANY                                                      4.88         08/01/2013             264,027
                                                                                                                            868,186
                                                                                                                   ----------------
MOTION PICTURES: 0.12%
        180,000   NEWS AMERICA INCORPORATED                                             5.30         12/15/2014             169,521
        450,000   NEWS AMERICA INCORPORATED<<                                           6.40         12/15/2035             353,436
        180,000   WALT DISNEY COMPANY                                                   6.38         03/01/2012             193,240
         75,000   WALT DISNEY COMPANY                                                   7.00         03/01/2032              84,491
        250,000   WALT DISNEY COMPANY SERIES MTN                                        5.63         09/15/2016             258,557
                                                                                                                          1,059,245
                                                                                                                   ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.09%
        100,000   UNITED PARCEL SERVICE INCORPORATED                                    4.50         01/15/2013             105,548
        100,000   UNITED PARCEL SERVICE INCORPORATED                                    5.50         01/15/2018             103,249
        570,000   UNITED PARCEL SERVICE INCORPORATED                                    6.20         01/15/2038             579,201
                                                                                                                            787,998
                                                                                                                   ----------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.01%
         75,000   GOODRICH CORPORATION                                                  7.63         12/15/2012              80,455
                                                                                                                   ----------------
NETWORKING PRODUCTS: 0.05%
        180,000   CISCO SYSTEMS INCORPORATED                                            5.25         02/22/2011             190,313
        275,000   CISCO SYSTEMS INCORPORATED                                            5.50         02/22/2016             284,719
                                                                                                                            475,032
                                                                                                                   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.25%
        200,000   AMERICAN EXPRESS+/-                                                   6.80         09/01/2049              98,829
        250,000   AMERICAN EXPRESS BANK FSB SERIES BKN1                                 5.55         10/17/2012             237,621
        500,000   AMERICAN EXPRESS CENTURION BANK SERIES BKN1                           6.00         09/13/2017             442,788
        500,000   AMERICAN EXPRESS COMPANY                                              7.00         03/19/2018             470,877
        100,000   AMERICAN EXPRESS CREDIT CORPORATION                                   5.30         12/02/2015              87,311
      1,000,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN                        5.88         05/02/2013             918,414
        180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                       4.88         05/15/2010              89,579
      1,000,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                      5.38         10/01/2012             452,419
        180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                      5.40         12/01/2015              74,819

                   74 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$       300,000   BOEING CAPITAL CORPORATION                                            6.10%        03/01/2011    $        317,723
        100,000   BRANCH BANKING & TRUST SERIES BKNT                                    5.63         09/15/2016              92,143
        200,000   CAPITAL ONE CAPITAL III                                               7.69         08/15/2036              90,764
         50,000   CAPITAL ONE CAPITAL IV+/-                                             6.75         02/17/2037              22,675
        115,000   CAPITAL ONE FINANCIAL COMPANY SERIES MTN                              5.70         09/15/2011             107,258
        300,000   CAPITAL ONE FINANCIAL CORPORATION                                     4.80         02/21/2012             268,468
        180,000   CATERPILLAR FINANCIAL SERVICES CORPORATION                            4.30         06/01/2010             181,319
        750,000   CATERPILLAR FINANCIAL SERVICES CORPORATION                            6.13         02/17/2014             730,805
        500,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                 4.90         08/15/2013             479,644
        275,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                 5.50         03/15/2016             247,758
         65,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                4.75         02/17/2015              58,044
         90,000   CIT GROUP INCORPORATED                                                5.40         02/13/2012              67,937
        275,000   CITIGROUP INCORPORATED                                                6.00         10/31/2033             158,724
        500,000   COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN                          5.80         06/07/2012             458,212
        625,000   CREDIT SUISSE NEW YORK                                                6.00         02/15/2018             567,014
        500,000   GENERAL ELECTRIC CAPITAL CORPORATION                                  3.00         12/09/2011             511,132
      1,000,000   GENERAL ELECTRIC CAPITAL CORPORATION                                  4.80         05/01/2013             941,907
        525,000   GENERAL ELECTRIC CAPITAL CORPORATION                                  5.00         11/15/2011             521,857
      1,000,000   GENERAL ELECTRIC CAPITAL CORPORATION                                  5.63         05/01/2018             856,651
        500,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                                5.88         01/14/2038             355,453
        300,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                      6.15         08/07/2037             224,565
        500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                       5.00         01/08/2016             453,642
      1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                       5.63         09/15/2017           1,307,328
      1,200,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      4.38         03/03/2012           1,139,255
        400,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                    6.75         03/15/2032             327,676
        200,000   HSBC FINANCE CAPITAL TRUST IX+/-                                      5.91         11/30/2035              59,461
        300,000   HSBC FINANCE CORPORATION                                              4.63         09/15/2010             292,439
        325,000   HSBC FINANCE CORPORATION                                              5.00         06/30/2015             280,843
        450,000   HSBC FINANCE CORPORATION<<                                            5.25         01/14/2011             441,656
        500,000   HSBC FINANCE CORPORATION                                              6.38         10/15/2011             508,098
        800,000   HSBC FINANCE CORPORATION                                              6.38         11/27/2012             766,354
      1,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC                                   5.05         10/22/2012           1,048,281
        250,000   JOHN DEERE CAPITAL CORPORATION                                        7.00         03/15/2012             267,678
        100,000   JOHN DEERE CAPITAL CORPORATION SERIES MTN                             5.50         04/13/2017              94,384
        500,000   JOHN DEERE CAPITAL CORPORATION SERIES MTN                             5.75         09/10/2018             474,461
      1,250,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                              6.00         10/01/2017           1,182,643
        180,000   JPMORGAN CHASE CAPITAL XV                                             5.88         03/15/2035             120,748
        150,000   JPMORGAN CHASE CAPITAL XXII SERIES V                                  6.45         02/02/2037             107,493
        150,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION              5.50         07/01/2013             153,834
        180,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
                     SERIES MTNC                                                        7.25         03/01/2012             190,683
        150,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
                     SERIES MTNC                                                        8.00         03/01/2032             145,786
         65,000   SLM CORPORATION SERIES MTN                                            5.63         08/01/2033              34,062
        750,000   SLM CORPORATION SERIES MTN                                            8.45         06/15/2018             487,500
        300,000   SLM CORPORATION SERIES MTNA                                           5.00         10/01/2013             183,202
        180,000   TEXTRON FINANCIAL CORPORATION                                         4.60         05/03/2010             129,928
        175,000   TOYOTA MOTOR CREDIT CORPORATION                                       4.25         03/15/2010             175,846
        100,000   UNILEVER CAPITAL CORPORATION                                          5.90         11/15/2032              98,299
        100,000   UNILEVER CAPITAL CORPORATION                                          7.13         11/01/2010             107,347
                                                                                                                         20,711,637
                                                                                                                   ----------------
OFFICE EQUIPMENT: 0.03%
         70,000   XEROX CORPORATION                                                     5.50         05/15/2012              64,887
        250,000   XEROX CORPORATION                                                     6.75         02/01/2017             212,500
                                                                                                                            277,387
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 75


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
OIL & GAS EXTRACTION: 0.76%
      $ 100,000   ANADARKO PETROLEUM CORPORATION                                        5.95%        09/15/2016    $         89,014
        100,000   ANADARKO PETROLEUM CORPORATION                                        6.45         09/15/2036              76,364
        100,000   APACHE CORPORATION                                                    5.25         04/15/2013             103,010
         30,000   APACHE CORPORATION                                                    5.63         01/15/2017              30,170
        100,000   APACHE CORPORATION                                                    6.00         01/15/2037              97,225
        100,000   APACHE CORPORATION                                                    6.25         04/15/2012             105,586
        100,000   BAKER HUGHES INCORPORATION                                            6.50         11/15/2013             105,813
         75,000   BAKER HUGHES INCORPORATION                                            7.50         11/15/2018              82,358
        150,000   BJ SERVICES COMPANY                                                   6.00         06/01/2018             138,078
         65,000   CANADIAN NATURAL RESOURCES LIMITED                                    5.85         02/01/2035              47,153
        300,000   CONOCOPHILLIPS COMPANY                                                6.95         04/15/2029             304,863
        750,000   CONOCOPHILLIPS COMPANY                                                8.75         05/25/2010             806,322
        750,000   CONOCOPHLLIPS COMPANY                                                 5.75         02/01/2019             733,917
      1,180,000   DEVON FINANCING CORPORATION ULC                                       6.88         09/30/2011           1,241,836
        120,000   DEVON FINANCING CORPORATION ULC                                       7.88         09/30/2031             125,118
        500,000   EL PASO ENERGY CORPORATION++                                          5.90         04/01/2017             426,597
        150,000   EL PASO NATURAL GAS COMPANY                                           5.95         04/15/2017             128,334
        150,000   EOG RESOURCES INCORPORATED                                            6.88         10/01/2018             162,364
        150,000   HALLIBURTON COMPANY                                                   5.50         10/15/2010             156,188
        180,000   HESS CORPORATION                                                      7.88         10/01/2029             170,298
        500,000   NABORS INDUSTRIES INCORPORATED                                        9.25         01/15/2019             459,464
        120,000   NEXEN INCORPORATED                                                    7.88         03/15/2032             106,181
        180,000   OCCIDENTAL PETROLEUM CORPORATION                                      6.75         01/15/2012             192,454
        150,000   PANHANDLE EAST PIPE LINE                                              6.20         11/01/2017             125,939
        250,000   PC FINANCIAL PARTNERSHIP                                              5.00         11/15/2014             216,329
         50,000   PRAXAIR INCORPORATED                                                  5.20         03/15/2017              47,384
         65,000   TALISMAN ENERGY INCORPORATED                                          5.13         05/15/2015              54,610
        125,000   XTO ENERGY INCORPORATED                                               4.90         02/01/2014             120,196
        125,000   XTO ENERGY INCORPORATED                                               6.10         04/01/2036             102,014
        500,000   XTO ENERGY INCORPORATED                                               6.75         08/01/2037             445,999
                                                                                                                          7,001,178
                                                                                                                   ----------------
PAPER & ALLIED PRODUCTS: 0.16%
        125,000   INTERNATIONAL PAPER COMPANY                                           4.00         04/01/2010             118,557
        180,000   INTERNATIONAL PAPER COMPANY                                           5.30         04/01/2015             129,556
        500,000   INTERNATIONAL PAPER COMPANY<<                                         7.95         06/15/2018             394,439
        300,000   KIMBERLY-CLARK CORPORATION                                            5.00         08/15/2013             302,967
        200,000   KIMBERLY-CLARK CORPORATION                                            6.63         08/01/2037             213,511
        100,000   KIMBERLY-CLARK CORPORATION                                            7.50         11/01/2018             114,938
        200,000   PACTIV CORPORATION                                                    6.40         01/15/2018             163,070
                                                                                                                          1,437,038
                                                                                                                   ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.22%
        150,000   CONOCOPHILLIPS<<                                                      4.40         05/15/2013             149,878
        100,000   CONOCOPHILLIPS                                                        5.90         05/15/2038              91,577
        125,000   ENTERPRISE PRODUCTS OPERATING LP                                      4.95         06/01/2010             123,407
         65,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                             5.60         10/15/2014              60,356
        120,000   HESS CORPORATION                                                      7.30         08/15/2031             106,426
        150,000   MARATHON OIL CORPORATION                                              6.00         07/01/2012             149,690
        625,000   MARATHON OIL CORPORATION                                              6.00         10/01/2017             565,288
         50,000   MARATHON OIL CORPORATION                                              6.60         10/01/2037              39,944
        100,000   SEMPRA ENERGY                                                         6.00         02/01/2013             100,559
        100,000   SUNOCO INCORPORATED                                                   5.75         01/15/2017              82,075
        500,000   VALERO ENERGY CORPORATION                                             6.13         06/15/2017             442,070
        100,000   VALERO ENERGY CORPORATION                                             7.50         04/15/2032              84,149
                                                                                                                          1,995,419
                                                                                                                   ----------------

                   76 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
PHARMACEUTICALS: 0.03%
$       300,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                  6.38%        05/15/2038    $        315,379
PIPELINES: 0.28%
        100,000   BOARDWALK PIPELINES LP                                                5.88         11/15/2016              83,487
        100,000   BUCKEYE PARTNERS LP                                                   6.05         01/15/2018              85,558
         75,000   CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                     7.88         04/01/2013              76,002
         65,000   ENBRIDGE ENERGY PARTNERS LP                                           5.88         12/15/2016              55,742
         75,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                             6.88         03/01/2033              64,296
        100,000   EQUITABLE RESOURCES INCORPORATED                                      6.50         04/01/2018              86,137
        100,000   KANEB PIPE LINE OPERATING PARTNERSHIP LP                              5.88         06/01/2013              83,299
        100,000   KINDER MORGAN ENERGY PARTNERS LP                                      5.00         12/15/2013              94,656
        500,000   KINDER MORGAN ENERGY PARTNERS LP                                      5.13         11/15/2014             471,281
        100,000   KINDER MORGAN ENERGY PARTNERS LP                                      5.80         03/15/2035              79,805
        500,000   KINDER MORGAN ENERGY PARTNERS LP SERIES MTN                           6.95         01/15/2038             460,507
         50,000   PLAINS ALL AMERICAN PIPELINE LP                                       6.13         01/15/2017              42,582
        150,000   PLAINS ALL AMERICAN PIPELINE LP                                       6.50         05/01/2018             129,947
        200,000   PLAINS ALL AMERICAN PIPELINE LP                                       6.65         01/15/2037             146,136
        250,000   TEPPCO PARTNERS LP                                                    5.90         04/15/2013             218,056
        250,000   TEPPCO PARTNERS LP                                                    6.65         04/15/2018             218,311
        100,000   TEPPCO PARTNERS LP                                                    7.55         04/15/2038              77,748
         75,000   TEXAS EASTERN TRANSMISSION LP                                         7.00         07/15/2032              73,472
                                                                                                                          2,547,022
                                                                                                                   ----------------
PRIMARY METAL INDUSTRIES: 0.12%
         25,000   ALCOA INCORPORATED                                                    5.55         02/01/2017              16,180
        300,000   ALCOA INCORPORATED                                                    5.90         02/01/2027             173,599
         25,000   ALCOA INCORPORATED                                                    5.95         02/01/2037              14,574
        200,000   ALCOA INCORPORATED                                                    6.00         07/15/2013             158,430
        250,000   ALCOA INCORPORATED                                                    6.50         06/01/2011             216,716
         50,000   ALCOA INCORPORATED                                                    6.75         07/15/2018              33,363
         75,000   ALCOA INCORPORATED                                                    6.75         01/15/2028              45,815
         50,000   COMMERCIAL METALS COMPANY                                             6.50         07/15/2017              38,481
        100,000   NUCOR CORPORATION                                                     5.00         06/01/2013             100,600
        150,000   NUCOR CORPORATION                                                     5.85         06/01/2018             149,561
         50,000   NUCOR CORPORATION                                                     6.40         12/01/2037              47,907
        100,000   US STEEL CORPORATION                                                  6.05         06/01/2017              71,487
                                                                                                                          1,066,713
                                                                                                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.10%
        600,000   NEWS AMERICA INCORPORATED                                             6.65         11/15/2037             485,059
         75,000   RR DONNELLEY & SONS COMPANY                                           4.95         05/15/2010              73,069
         65,000   RR DONNELLEY & SONS COMPANY                                           5.50         05/15/2015              49,495
         20,000   RR DONNELLEY & SONS COMPANY                                           5.63         01/15/2012              17,634
         50,000   RR DONNELLEY & SONS COMPANY                                           6.13         01/15/2017              36,564
        250,000   VIACOM CORPORATION                                                    7.70         07/30/2010             248,094
                                                                                                                            909,915
                                                                                                                   ----------------
RAILROAD TRANSPOR TATION: 0.26%
        500,000   BURLINGTON NORTHERN SANTA FE CORPORATION                              4.88         01/15/2015             461,401
         60,000   BURLINGTON NORTHERN SANTA FE CORPORATION                              5.65         05/01/2017              57,721
         50,000   BURLINGTON NORTHERN SANTA FE CORPORATION                              6.15         05/01/2037              45,826
        100,000   CSX CORPORATION                                                       5.60         05/01/2017              84,003
        100,000   CSX CORPORATION                                                       6.00         10/01/2036              72,887
         70,000   CSX CORPORATION                                                       6.15         05/01/2037              51,338
        250,000   CSX CORPORATION                                                       6.25         04/01/2015             232,660
        300,000   CSX CORPORATION                                                       6.30         03/15/2012             293,804

                   Wells Fargo Advantage Master Portfolios 77


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
RAILROAD TRANSPORTATION (continued)
$       200,000   CSX CORPORATION                                                       7.45%        04/01/2038    $        169,446
        275,000   NORFOLK SOUTHERN CORPORATION                                          5.59         05/17/2025             237,098
        100,000   NORFOLK SOUTHERN CORPORATION                                          5.75         04/01/2018              96,315
        360,000   UNION PACIFIC CORPORATION                                             4.88         01/15/2015             337,946
        200,000   UNION PACIFIC CORPORATION                                             5.75         11/15/2017             191,539
         40,000   UNION PACIFIC CORPORATION                                             6.15         05/01/2037              35,928
                                                                                                                          2,367,912
                                                                                                                   ----------------
REAL ESTATE: 0.02%
        200,000   DUKE REALTY LP                                                        6.25         05/15/2013             142,716
                                                                                                                   ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.18%
        100,000   CAMDEN PROPERTY TRUST                                                 5.70         05/15/2017              74,482
        200,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                           6.00         01/30/2017             135,053
         75,000   HEALTHCARE REALTY TRUST INCORPORATED                                  8.13         05/01/2011              69,380
         75,000   HOSPITALITY PROPERTIES TRUST                                          5.63         03/15/2017              41,754
        325,000   INTERNATIONAL LEASE FINANCE CORPORATION                               5.00         04/15/2010             248,986
        250,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                    5.55         09/05/2012             161,822
        125,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                    5.75         06/15/2011              86,723
         75,000   LIBERTY PROPERTY LP                                                   5.50         12/15/2016              51,720
        300,000   PROLOGIS TRUST                                                        5.63         11/15/2016             169,233
        100,000   PROLOGIS TRUST                                                        6.63         05/15/2018              56,271
        100,000   REALTY INCOME CORPORATION                                             5.95         09/15/2016              68,870
        100,000   REGENCY CENTERS LP                                                    5.88         06/15/2017              69,397
         50,000   SIMON PROPERTY GROUP LP                                               5.00         03/01/2012              44,612
         50,000   SIMON PROPERTY GROUP LP                                               5.25         12/01/2016              39,239
        300,000   SIMON PROPERTY GROUP LP                                               5.75         05/01/2012             271,871
        125,000   SIMON PROPERTY GROUP LP                                               5.75         12/01/2015             102,572
                                                                                                                          1,691,985
                                                                                                                   ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.01%
        100,000   COOPER US INCORPORATED                                                6.10         07/01/2017              95,961
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.91%
        180,000   BEAR STEARNS COMPANIES INCORPORATED                                   5.30         10/30/2015             166,011
        600,000   BEAR STEARNS COMPANIES INCORPORATED                                   5.50         08/15/2011             602,963
         25,000   BEAR STEARNS COMPANIES INCORPORATED                                   5.55         01/22/2017              22,252
        120,000   BEAR STEARNS COMPANIES INCORPORATED                                   6.40         10/02/2017             117,748
        500,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTN<<                      6.95         08/10/2012             517,533
        225,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                       4.55         06/23/2010             223,204
        500,000   CREDIT SUISSE USA INCORPORATED                                        5.50         08/15/2013             491,533
        250,000   CREDIT SUISSE USA INCORPORATED                                        7.13         07/15/2032             236,199
         50,000   EATON VANCE CORPORATION                                               6.50         10/02/2017              42,934
        200,000   GOLDMAN SACHS CAPITAL II+/-                                           5.79         12/31/2049              77,683
        350,000   GOLDMAN SACHS GROUP INCORPORATED<<                                    3.25         06/15/2012             362,247
        700,000   GOLDMAN SACHS GROUP INCORPORATED                                      4.75         07/15/2013             640,689
        275,000   GOLDMAN SACHS GROUP INCORPORATED                                      5.35         01/15/2016             240,387
      1,000,000   GOLDMAN SACHS GROUP INCORPORATED                                      5.45         11/01/2012             963,934
        500,000   GOLDMAN SACHS GROUP INCORPORATED                                      5.75         10/01/2016             439,318
         70,000   GOLDMAN SACHS GROUP INCORPORATED                                      5.95         01/15/2027              48,090
        100,000   GOLDMAN SACHS GROUP INCORPORATED                                      6.15         04/01/2018              90,865
      1,250,000   GOLDMAN SACHS GROUP INCORPORATED                                      6.25         09/01/2017           1,142,856
        450,000   GOLDMAN SACHS GROUP INCORPORATED                                      6.35         02/15/2034             265,352
        725,000   GOLDMAN SACHS GROUP INCORPORATED                                      6.60         01/15/2012             727,132
        925,000   GOLDMAN SACHS GROUP INCORPORATED                                      6.75         10/01/2037             657,706
      1,000,000   GOLDMAN SACHS GROUP INCORPORATED                                      6.88         01/15/2011           1,013,669

                   78 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$       150,000   JEFFERIES GROUP INCORPORATED                                          6.45%        06/08/2027    $         88,557
        450,000   MERRILL LYNCH & COMPANY INCORPORATED                                  5.45         07/15/2014             371,410
        500,000   MERRILL LYNCH & COMPANY INCORPORATED                                  5.70         05/02/2017             353,373
      1,000,000   MERRILL LYNCH & COMPANY INCORPORATED                                  6.05         08/15/2012             884,966
        250,000   MERRILL LYNCH & COMPANY INCORPORATED                                  6.05         05/16/2016             181,536
        300,000   MERRILL LYNCH & COMPANY INCORPORATED                                  6.11         01/29/2037             156,114
        100,000   MERRILL LYNCH & COMPANY INCORPORATED                                  6.22         09/15/2026              64,691
        500,000   MERRILL LYNCH & COMPANY INCORPORATED                                  6.40         08/28/2017             393,384
        500,000   MERRILL LYNCH & COMPANY INCORPORATED                                  7.75         05/14/2038             351,560
        500,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                       5.77         07/25/2011             437,374
        690,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                       6.88         04/25/2018             574,117
        300,000   MORGAN STANLEY<<                                                      3.25         12/01/2011             309,271
        525,000   MORGAN STANLEY                                                        5.38         10/15/2015             458,051
        500,000   MORGAN STANLEY                                                        6.60         04/01/2012             496,476
        120,000   MORGAN STANLEY                                                        7.25         04/01/2032             105,690
        500,000   MORGAN STANLEY SERIES EMTN                                            5.45         01/09/2017             431,450
      1,500,000   MORGAN STANLEY SERIES MTN                                             5.25         11/02/2012           1,410,779
        500,000   MORGAN STANLEY SERIES MTN                                             5.55         04/27/2017             432,415
      1,000,000   MORGAN STANLEY SERIES MTN                                             6.63         04/01/2018             923,401
                                                                                                                         17,514,920
                                                                                                                   ----------------
TOBACCO PRODUCTS: 0.07%
        125,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                              4.88         05/16/2013             126,339
        150,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                              5.65         05/16/2018             145,593
        100,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                              6.38         05/16/2038              98,362
        200,000   REYNOLDS AMERICAN INCORPORATED                                        7.25         06/15/2037             145,583
        100,000   UST INCORPORATED                                                      5.75         03/01/2018              85,537
                                                                                                                            601,414
                                                                                                                   ----------------
TRANSPORTATION BY AIR: 0.07%
         75,000   CONTINENTAL AIRLINES INCORPORATED SERIES A                            5.98         04/19/2022              59,250
        104,369   DELTA AIR LINES INCORPORATED                                          6.82         08/10/2022              73,580
         20,000   FEDEX CORPORATION                                                     7.38         01/15/2014              21,325
        100,000   FEDEX CORPORATION                                                     8.00         01/15/2019             104,920
        120,000   LOCKHEED MARTIN CORPORATION                                           8.50         12/01/2029             142,900
        200,000   NORTHWEST AIRLINES INCORPORATED                                       7.03         11/01/2019             130,000
        120,000   RAYTHEON COMPANY                                                      7.20         08/15/2027             129,840
                                                                                                                            661,815
                                                                                                                   ----------------
TRANSPORTATION EQUIPMENT: 0.49%
        180,000   BOEING COMPANY                                                        6.13         02/15/2033             178,763
        100,000   DAIMLER FINANCE NA LLC                                                5.88         03/15/2011              95,187
        330,000   DAIMLER FINANCE NA LLC                                                6.50         11/15/2013             306,742
        200,000   DAIMLER FINANCE NA LLC                                                7.30         01/15/2012             191,503
        500,000   DAIMLER FINANCE NA LLC                                                8.00         06/15/2010             497,797
        225,000   DAIMLER FINANCE NA LLC                                                8.50         01/18/2031             203,814
        100,000   HONEYWELL INTERNATIONAL INCORPORATED                                  4.25         03/01/2013             101,504
        100,000   HONEYWELL INTERNATIONAL INCORPORATED                                  5.30         03/01/2018             100,425
        250,000   HONEYWELL INTERNATIONAL INCORPORATED                                  5.70         03/15/2037             238,900
        150,000   HONEYWELL INTERNATIONAL INCORPORATED                                  7.50         03/01/2010             158,431
        150,000   JOHNSON CONTROLS INCORPORATED<<                                       5.25         01/15/2011             137,426
        350,000   LOCKHEED MARTIN CORPORATION SERIES B                                  6.15         09/01/2036             354,659
        520,000   NORTHROP GRUMMAN CORPORATION                                          7.75         02/15/2031             606,912
        180,000   UNITED TECHNOLOGIES CORPORATION                                       4.38         05/01/2010             183,796
        100,000   UNITED TECHNOLOGIES CORPORATION                                       4.88         05/01/2015             102,432
        565,000   UNITED TECHNOLOGIES CORPORATION                                       6.13         02/01/2019             599,524
        430,000   UNITED TECHNOLOGIES CORPORATION                                       7.50         09/15/2029             483,085
                                                                                                                          4,540,900
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 79


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.03%
$       300,000   MCKESSON HBOC INCORPORATED                                            5.25%        03/01/2013    $        296,394
                                                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS: 0.03%
        180,000   JOHNSON & JOHNSON                                                     4.95         05/15/2033             168,426
         25,000   MARTIN MARIETTA MATERIALS INCORPORATED                                6.25         05/01/2037              15,824
        125,000   MARTIN MARIETTA MATERIALS INCORPORATED                                6.60         04/15/2018             101,736
                                                                                                                            285,986
                                                                                                                   ----------------
TOTAL CORPORATE BONDS & NOTES (COST $214,900,069)                                                                       199,026,312
                                                                                                                   ----------------
FOREIGN CORPORATE BONDS@: 2.80%
        150,000   ALBERTA ENERGY COMPANY LIMITED                                        8.13         09/15/2030             141,180
        180,000   ALCAN INCORPORATED                                                    5.00         06/01/2015             145,379
        100,000   ALCAN INCORPORATED                                                    6.13         12/15/2033              69,289
        100,000   AMERICA MOVIL SAB DE CV                                               5.63         11/15/2017              92,971
        100,000   AMERICA MOVIL SAB DE CV                                               6.13         11/15/2037              78,750
        100,000   AMVESCAP PLC                                                          5.63         04/17/2012              78,810
         75,000   ANADARKO FINANCE COMPANY SERIES B                                     6.75         05/01/2011              76,047
        325,000   ANADARKO FINANCE COMPANY SERIES B                                     7.50         05/01/2031             277,655
        750,000   ARCELORMITTAL                                                         5.38         06/01/2013             615,916
         75,000   ASTRAZENECA PLC                                                       5.40         06/01/2014              81,258
        500,000   ASTRAZENECA PLC                                                       5.90         09/15/2017             526,921
        350,000   ASTRAZENECA PLC                                                       6.45         09/15/2037             369,646
        150,000   AXA SA                                                                8.60         12/15/2030             101,020
         65,000   AXIS CAPITAL HOLDINGS LIMITED                                         5.75         12/01/2014              50,193
        300,000   BARCLAYS BANK PLC                                                     5.45         09/12/2012             298,480
        250,000   BHP BILLITON FINANCE LIMITED                                          5.00         12/15/2010             255,138
        150,000   BHP BILLITON FINANCE LIMITED                                          5.25         12/15/2015             147,023
        200,000   BHP BILLITON FINANCE LIMITED                                          5.40         03/29/2017             185,820
        300,000   BRITISH TELECOMMUNICATIONS PLC                                        9.13         12/15/2030             286,086
        125,000   BROOKFIELD ASSET MANAGEMENT INCORPORATED                              5.80         04/25/2017              82,736
        100,000   BURLINGTON RESOURCES FINANCE COMPANY                                  6.50         12/01/2011             107,208
        500,000   BURLINGTON RESOURCES FINANCE COMPANY                                  7.20         08/15/2031             521,060
        350,000   CANADIAN NATIONAL RAILWAY COMPANY                                     6.38         11/15/2037             342,741
         65,000   CANADIAN NATURAL RESOURCES LIMITED                                    4.90         12/01/2014              57,633
        150,000   CANADIAN NATURAL RESOURCES LIMITED                                    5.70         05/15/2017             132,467
        200,000   CANADIAN NATURAL RESOURCES LIMITED                                    6.25         03/15/2038             149,333
        360,000   CANADIAN PACIFIC RAILWAY COMPANY                                      5.75         03/15/2033             239,653
         65,000   CANADIAN PACIFIC RAILWAY COMPANY                                      5.95         05/15/2037              43,963
         65,000   CELULOSA ARAUCO Y CONSTITUCION SA                                     5.63         04/20/2015              61,573
        275,000   CIT GROUP FUNDING COMPANY OF CANADA                                   4.65         07/01/2010             207,844
        275,000   CIT GROUP FUNDING COMPANY OF CANADA                                   5.20         06/01/2015             149,426
         25,000   CIT GROUP FUNDING COMPANY OF CANADA                                   5.60         11/02/2011              18,045
        325,000   CONOCO FUNDING COMPANY                                                6.35         10/15/2011             350,005
        150,000   CONOCOPHILLIPS CANADA                                                 5.63         10/15/2016             151,833
        100,000   COVIDIEN INTERNATIONAL FINANCE SA                                     5.45         10/15/2012             102,341
        100,000   COVIDIEN INTERNATIONAL FINANCE SA                                     6.00         10/15/2017             100,707
         50,000   COVIDIEN INTERNATIONAL FINANCE SA                                     6.55         10/15/2037              49,707
      1,000,000   DEUTSCHE BANK AG LONDON                                               4.88         05/20/2013             971,706
        500,000   DEUTSCHE BANK AG LONDON                                               6.00         09/01/2017             475,117
        275,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             5.75         03/23/2016             269,954
        325,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             8.50         06/15/2010             341,645
        830,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             8.75         06/15/2030             943,645
        175,000   DIAGEO CAPITAL PLC                                                    4.38         05/03/2010             177,289
         50,000   DIAGEO CAPITAL PLC                                                    5.20         01/30/2013              50,891
         50,000   DIAGEO CAPITAL PLC                                                    5.75         10/23/2017              49,808
         75,000   DIAGEO CAPITAL PLC                                                    5.88         09/30/2036              67,853

                   80 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
FOREIGN CORPORATE BONDS@ (continued)
$       125,000   DIAGEO FINANCE BV                                                     5.30%         10/28/2015   $        124,813
        100,000   ENBRIDGE INCORPORATED                                                 5.60          04/01/2017             89,236
        100,000   ENCANA HOLDINGS FINANCE CORPORATION                                   5.80          05/01/2014             97,065
        100,000   FALCONBRIDGE LIMITED                                                  6.00          10/15/2015             73,070
        250,000   FRANCE TELECOM SA                                                     7.75          03/01/2011            268,580
        225,000   FRANCE TELECOM SA                                                     8.50          03/01/2031            280,819
        250,000   GRUPO TELEVISA SA                                                     6.00          05/15/2018            207,785
        500,000   HSBC HOLDINGS PLC                                                     6.50          05/02/2036            442,292
        850,000   HSBC HOLDINGS PLC                                                     6.50          09/15/2037            739,829
        100,000   HUSKY ENERGY INCORPORATED                                             6.80          09/15/2037             81,272
        180,000   ING GROEP NV+/-                                                       5.78          12/31/2049             54,465
        100,000   LAFARGE SA                                                            6.15          07/15/2011             88,118
         75,000   LAFARGE SA                                                            6.50          07/15/2016             54,034
        100,000   NEXEN INCORPORATED                                                    5.65          05/15/2017             83,439
        100,000   NEXEN INCORPORATED                                                    6.40          05/15/2037             70,572
        250,000   NOBLE HOLDINGS INTERNATIONAL LIMITED CORPORATION                      7.38          03/15/2014            254,057
        250,000   NORSK HYDRO ASA                                                       6.80          01/15/2028            255,731
         75,000   ORIX CORPORATION                                                      5.48          11/22/2011             51,935
        100,000   PHILIPS ELECTRONICS NV                                                6.88          03/11/2038             97,427
         75,000   POTASH CORPORATION SASKATCHEWAN                                       5.88          12/01/2036             61,033
        750,000   RIO TINTO FINANCE USA LIMITED                                         6.50          07/15/2018            662,624
        500,000   ROGERS WIRELESS INCORPORATED                                          7.50          03/15/2015            519,737
        200,000   ROYAL BANK CANADA                                                     5.65          07/20/2011            211,700
        360,000   ROYAL BANK OF SCOTLAND GROUP PLC                                      5.00          10/01/2014            300,246
        120,000   ROYAL KPN NV                                                          8.00          10/01/2010            125,403
         75,000   ROYAL KPN NV                                                          8.38          10/01/2030             81,237
        225,000   SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                           7.63          09/14/2010            219,450
        500,000   SHELL INTERNATIONAL FINANCE                                           4.95          03/22/2012            526,923
        750,000   SHELL INTERNATIONAL FINANCE                                           6.38          12/15/2038            780,717
         75,000   SUNCOR ENERGY INCORPORATED                                            5.95          12/01/2034             49,099
        500,000   SUNCOR ENERGY INCORPORATED                                            6.10          06/01/2018            412,054
        150,000   SUNCOR ENERGY INCORPORATED                                            6.50          06/15/2038            102,580
        100,000   TALISMAN ENERGY                                                       6.25          02/01/2038             68,295
        200,000   TELECOM ITALIA CAPITAL SA                                             5.25          10/01/2015            168,711
        150,000   TELECOM ITALIA CAPITAL SA                                             6.00          09/30/2034            107,131
        350,000   TELECOM ITALIA CAPITAL SA                                             6.20          07/18/2011            343,286
         50,000   TELEFONICA EMISIONES SAU                                              5.98          06/20/2011             51,720
        150,000   TELEFONICA EMISIONES SAU                                              6.42          06/20/2016            152,405
        550,000   TELEFONICA EMISIONES SAU                                              7.05          06/20/2036            560,688
        180,000   TELEFONICA EUROPE BV                                                  7.75          09/15/2010            189,133
        120,000   TELEFONICA EUROPE BV                                                  8.25          09/15/2030            132,485
         65,000   TELEFONOS DE MEXICO SA DE CV                                          5.50          01/27/2015             61,929
        180,000   TELUS CORPORATION                                                     8.00          06/01/2011            186,437
        200,000   THOMSON CORPORATION                                                   5.70          10/01/2014            198,150
        500,000   THOMSON REUTERS CORPORATION                                           6.50          07/15/2018            468,549
         65,000   TRANSCANADA PIPELINES LIMITED                                         4.88          01/15/2015             59,933
        100,000   TRANSCANADA PIPELINES LIMITED                                         5.60          03/31/2034             80,710
        585,000   TRANSCANADA PIPELINES LIMITED                                         6.20          10/15/2037            485,544
        600,000   TRANSOCEAN INCORPORATED                                               6.00          03/15/2018            566,325
        120,000   TRANSOCEAN INCORPORATED                                               7.50          04/15/2031            111,129
        500,000   TYCO ELECTRONICS GROUP SA                                             6.00          10/01/2012            440,699
        400,000   TYCO INTERNATIONAL GROUP SA                                           6.00          11/15/2013            376,166
      1,000,000   UBS AG STAMFORD CT SERIES DPNT                                        5.88          12/20/2017            885,947
        355,000   VALE OVERSEAS LIMITED                                                 6.25          01/23/2017            341,674
        210,000   VALE OVERSEAS LIMITED<<                                               6.88          11/21/2036            181,461
        180,000   VODAFONE GROUP PLC                                                    4.63          07/15/2018            162,536

                   Wells Fargo Advantage Master Portfolios 81


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
FOREIGN CORPORATE BONDS@ (continued)
$     1,000,000   VODAFONE GROUP PLC                                                    5.00%        12/16/2013    $      1,002,623
         75,000   VODAFONE GROUP PLC                                                    5.38         01/30/2015              73,081
        250,000   VODAFONE GROUP PLC                                                    7.88         02/15/2030             269,087
        100,000   WEATHERFORD INTERNATIONAL LIMITED                                     6.00         03/15/2018              82,961
        300,000   WEATHERFORD INTERNATIONAL LIMITED                                     6.50         08/01/2036             207,116
         50,000   WEATHERFORD INTERNATIONAL LIMITED                                     7.00         03/15/2038              35,599
        100,000   XL CAPITAL LIMITED                                                    5.25         09/15/2014              62,944
        100,000   XL CAPITAL LIMITED                                                    6.25         05/15/2027              50,862
TOTAL FOREIGN CORPORATE BONDS (COST $27,974,393)                                                                         25,726,423
                                                                                                                   ----------------
FOREIGN GOVERNMENT BONDS: 23.86%
        193,000   AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                            6.00         02/15/2017             138,410
         98,000   AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                            6.50         05/15/2013              69,863
        448,000   AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                            5.75         06/15/2011             303,949
        385,000   BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                               5.50         03/28/2028             535,300
      1,000,000   BELGIUM GOVERNMENT BOND SERIES 35 (EUR)                               5.75         09/28/2010           1,344,828
      2,000,000   BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                               5.00         09/28/2012           2,725,887
        700,000   BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                               5.50         09/28/2017             982,511
      1,000,000   BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                               4.25         09/28/2014           1,321,298
         80,000   BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                               5.00         03/28/2035             105,482
        600,000   BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                               3.00         03/28/2010             774,113
        250,000   BELGIUM GOVERNMENT BOND SERIES 49 (EUR)                               4.00         03/28/2017             316,699
      1,200,000   BUNDESOBLIGATION SERIES 147 (EUR)                                     2.50         10/08/2010           1,549,899
        745,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            5.25         01/04/2011           1,010,765
        750,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            6.25         01/04/2030           1,227,593
      1,400,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                            5.00         01/04/2012           1,938,666
      1,000,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                            5.00         07/04/2012           1,394,206
      1,140,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.25         01/04/2014           1,576,692
      2,200,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.50         01/04/2013           3,036,602
        660,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.75         07/04/2034             930,384
      1,010,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                            3.75         01/04/2015           1,367,713
      1,000,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            3.50         01/04/2016           1,325,063
      1,100,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            4.00         01/04/2037           1,422,442
      1,200,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 06 (EUR)                            4.00         07/04/2016           1,636,187
      1,200,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 08 (EUR)                            4.25         07/04/2018           1,669,990
        655,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                            6.25         01/04/2024           1,051,255
        100,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                            5.63         01/04/2028             151,566
      1,300,000   CANADIAN GOVERNMENT BOND (CAD)                                        4.00         06/01/2016           1,124,078
        400,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.00         06/01/2037             386,260
        700,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.25         06/01/2013             625,406
        600,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.50         06/01/2010             498,393
        450,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.75         06/01/2033             462,652
      1,000,000   CANADIAN GOVERNMENT BOND (CAD)                                        6.00         06/01/2011             868,236
         95,000   CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                             8.00         06/01/2023             111,190
        593,000   CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                            8.00         06/01/2027             719,962
      1,000,000   DENMARK GOVERNMENT BOND (DKK)                                         4.00         11/15/2010             175,104
        925,000   DENMARK GOVERNMENT BOND (DKK)                                         4.00         11/15/2015             163,226
      1,000,000   DENMARK GOVERNMENT BOND (DKK)                                         4.00         11/15/2017             176,166
      2,000,000   DENMARK GOVERNMENT BOND (DKK)                                         4.50         11/15/2039             370,675
      2,500,000   DENMARK GOVERNMENT BOND (DKK)                                         5.00         11/15/2013             462,133
      1,450,000   DENMARK GOVERNMENT BOND (DKK)                                         6.00         11/15/2011             270,135
        500,000   DENMARK GOVERNMENT BOND (DKK)                                         7.00         11/10/2024             113,006
      1,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      3.75         04/25/2021           1,239,985
      2,200,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00         04/25/2014           2,948,608
        900,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.25         04/25/2019           1,189,864
      2,100,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.75         10/25/2012           2,883,959

                   82 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
FOREIGN GOVERNMENT BONDS (continued)
$     1,900,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.75%        04/25/2035    $      2,610,115
      2,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00         04/25/2012           2,757,885
        800,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00         10/25/2016           1,131,146
        200,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      5.50         04/25/2010             265,649
        570,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      6.00         10/25/2025             872,964
      1,500,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      8.50         10/25/2019           2,670,449
      1,155,000   FRENCH TREASURY NOTE BTAN (EUR)                                       3.00         01/12/2011           1,502,056
      1,425,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75         08/01/2016           1,788,422
      1,500,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.00         02/01/2037           1,558,551
      2,300,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25         02/01/2015           2,995,832
      3,250,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25         02/01/2019           4,070,328
      1,900,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.75         02/01/2013           2,533,133
      1,317,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00         02/01/2012           1,767,365
      2,900,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.50         11/01/2010           3,886,985
      1,475,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               6.00         05/01/2031           1,987,735
      1,500,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               6.50         11/01/2027           2,128,772
        230,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               9.00         11/01/2023             407,489
    880,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 47 (JPY)                       0.50         06/20/2010           9,036,774
    250,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 55 (JPY)                       1.40         03/20/2011           2,612,511
    100,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                       1.70         03/22/2010           1,039,123
  1,050,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                       1.80         12/20/2010          11,028,437
    270,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                       1.50         12/20/2011           2,845,381
    215,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                       1.50         03/20/2012           2,269,873
    500,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                       1.30         06/20/2012           5,252,790
    410,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                       1.10         09/20/2012           4,281,296
    570,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                       0.70         03/20/2013           5,860,449
    700,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                       1.60         09/20/2013           7,474,346
    400,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                       1.50         03/20/2014           4,254,718
     50,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                       1.50         12/20/2014             533,238
    279,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                       1.30         03/20/2015           2,951,381
    370,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                       1.60         03/20/2016           3,991,041
    480,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                       1.70         12/20/2016           5,204,740
    650,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                       1.70         03/20/2017           7,031,329
    140,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 289 (JPY)                       1.50         12/20/2017           1,483,412
    350,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 293 (JPY)                       1.80         06/20/2018           3,781,252
    140,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                     2.30         03/20/2035           1,513,043
    190,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                     2.30         12/20/2036           2,058,864
     20,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 26 (JPY)                     2.40         03/20/2037             222,037
    120,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 105 (JPY)                    2.10         09/20/2028           1,269,707
    253,250,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                     3.70         09/21/2015           3,030,061
    391,850,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                     1.50         03/20/2019           4,086,330
     94,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                     2.40         06/20/2024           1,041,948
    230,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                     2.00         12/20/2024           2,416,957
    150,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                     2.20         09/20/2026           1,618,729
    230,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                     2.10         12/20/2026           2,426,476
    520,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                     2.00         03/20/2027           5,465,272
      1,500,000   NETHERLANDS GOVERNMENT BOND (EUR)                                     3.75         07/15/2014           1,968,845
        850,000   NETHERLANDS GOVERNMENT BOND (EUR)                                     4.00         07/15/2016           1,113,728
        453,000   NETHERLANDS GOVERNMENT BOND (EUR)                                     4.00         01/15/2037             555,453
      2,500,000   NETHERLANDS GOVERNMENT BOND (EUR)                                     5.50         07/15/2010           3,342,736
        410,000   NETHERLANDS GOVERNMENT BOND (EUR)                                     5.50         01/15/2028             591,288
         85,000   NETHERLANDS GOVERNMENT BOND (EUR)                                     7.50         01/15/2023             144,237
        350,000   SPAIN GOVERNMENT BOND (EUR)                                           4.20         01/31/2037             410,567
        752,000   SPAIN GOVERNMENT BOND (EUR)                                           4.40         01/31/2015             992,301
      1,050,000   SPAIN GOVERNMENT BOND (EUR)                                           5.00         07/30/2012           1,426,618
      1,100,000   SPAIN GOVERNMENT BOND (EUR)                                           5.50         07/30/2017           1,547,154

                   Wells Fargo Advantage Master Portfolios 83


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
---------------   --------------------------------------------------------------   -------------   -------------   -----------------
FOREIGN GOVERNMENT BONDS (continued)
$       750,000   SPAIN GOVERNMENT BOND (EUR)                                           5.75%        07/30/2032    $       1,071,041
        650,000   SPAIN GOVERNMENT BOND (EUR)                                           6.15         01/31/2013              916,081
      2,300,000   SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                              6.75         05/05/2014              312,777
      1,520,000   SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                              5.25         03/15/2011              182,682
      1,640,000   SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                              5.00         12/01/2020              218,470
      3,500,000   SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                              3.00         07/12/2016              400,311
      1,000,000   UNITED KINGDOM GILT (GBP)                                             4.00         09/07/2016            1,509,706
        675,000   UNITED KINGDOM GILT (GBP)                                             4.25         06/07/2032              935,918
      1,500,000   UNITED KINGDOM GILT (GBP)                                             4.25         12/07/2046            2,086,497
        800,000   UNITED KINGDOM GILT (GBP)                                             4.50         03/07/2013            1,247,162
        900,000   UNITED KINGDOM GILT (GBP)                                             4.75         06/07/2010            1,350,489
        575,000   UNITED KINGDOM GILT (GBP)                                             4.75         09/07/2015              907,725
        500,000   UNITED KINGDOM GILT (GBP)                                             4.75         03/07/2020              778,682
      1,100,000   UNITED KINGDOM GILT (GBP)                                             4.75         12/07/2038            1,683,416
        250,000   UNITED KINGDOM GILT (GBP)                                             5.00         03/07/2012              390,447
        585,000   UNITED KINGDOM GILT (GBP)                                             5.00         09/07/2014              940,906
      1,500,000   UNITED KINGDOM GILT (GBP)                                             5.00         03/07/2018            2,416,294
      1,300,000   UNITED KINGDOM GILT (GBP)                                             6.00         12/07/2028            2,241,296
      1,000,000   UNITED KINGDOM GILT (GBP)                                             6.25         11/25/2010            1,561,244
        200,000   UNITED KINGDOM GILT (GBP)                                             8.75         08/25/2017              396,696
TOTAL FOREIGN GOVERNMENT BONDS (COST $213,715,675)                                                                       219,353,559
                                                                                                                   -----------------
AGENCY NOTES - INTEREST BEARING: 6.22%
FEDERAL HOME LOAN BANK: 1.53%
      6,000,000   FHLB<<                                                                2.75         06/18/2010            6,101,970
      1,500,000   FHLB                                                                  3.38         02/27/2013            1,550,651
      1,000,000   FHLB                                                                  4.38         03/17/2010            1,032,480
      1,000,000   FHLB                                                                  4.88         09/08/2017            1,064,665
      1,000,000   FHLB<<                                                                5.00         11/17/2017            1,071,588
        100,000   FHLB                                                                  5.13         08/14/2013              110,445
      1,200,000   FHLB<<                                                                5.38         08/19/2011            1,302,289
        100,000   FHLB                                                                  5.38         09/30/2022              107,487
        100,000   FHLB<<                                                                5.50         10/19/2016              102,135
        800,000   FHLB SERIES 363                                                       4.50         11/15/2012              862,843
        400,000   FHLB SERIES 467<<                                                     5.25         06/18/2014              442,877
        250,000   FHLB SERIES 656                                                       5.38         05/18/2016              275,357
                                                                                                                          14,024,787
                                                                                                                   -----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.11%
      2,000,000   FHLMC                                                                 2.88         04/30/2010            2,033,028
      5,000,000   FHLMC<<                                                               2.88         06/28/2010            5,095,235
      3,000,000   FHLMC                                                                 3.25         02/25/2011            3,090,804
      2,000,000   FHLMC<<                                                               3.75         06/28/2013            2,104,332
      1,000,000   FHLMC                                                                 4.13         10/18/2010            1,041,531
        800,000   FHLMC                                                                 4.50         07/15/2013              864,714
        650,000   FHLMC<<                                                               4.75         01/19/2016              706,854
        700,000   FHLMC<<                                                               4.88         06/13/2018              755,044
      1,000,000   FHLMC                                                                 5.13         04/18/2011            1,072,621
      1,200,000   FHLMC<<                                                               5.13         07/15/2012            1,325,930
        250,000   FHLMC<<                                                               5.20         03/05/2019              250,088
        650,000   FHLMC<<                                                               5.25         04/18/2016              725,571
        150,000   FHLMC                                                                 5.55         10/04/2016              152,879
      2,000,000   FHLMC<<                                                               6.00         07/06/2017            2,030,262
        100,000   FHLMC                                                                 6.00         10/20/2021              100,451
      1,000,000   FHLMC                                                                 6.00         03/30/2022            1,003,218

                   84 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
---------------   --------------------------------------------------------------   -------------   -------------   -----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     1,000,000   FHLMC<<                                                               6.00%        04/16/2037    $       1,009,753
        200,000   FHLMC                                                                 6.25         07/15/2032              252,513
        300,000   FHLMC                                                                 6.75         03/15/2031              396,791
      3,700,000   FHLMC<<                                                               6.88         09/15/2010            3,980,046
        650,000   FHLMC SERIES MTN<<                                                    5.00         12/14/2018              613,657
                                                                                                                          28,605,322
                                                                                                                   -----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.58%
      1,500,000   FNMA<<                                                                4.38         09/15/2012            1,621,173
      3,500,000   FNMA<<                                                                4.38         03/15/2013            3,769,098
      2,000,000   FNMA<<                                                                4.63         10/15/2014            2,169,916
        950,000   FNMA<<                                                                5.00         03/15/2016            1,035,377
        500,000   FNMA                                                                  5.00         02/13/2017              552,530
      1,200,000   FNMA<<                                                                5.00         05/11/2017            1,312,156
      1,200,000   FNMA                                                                  5.25         08/01/2012            1,245,208
      1,000,000   FNMA                                                                  5.38         04/11/2022            1,015,475
        200,000   FNMA                                                                  5.45         10/18/2021              210,872
         75,000   FNMA                                                                  5.63         11/15/2021               77,492
        150,000   FNMA                                                                  5.63         07/15/2037              168,964
        200,000   FNMA                                                                  6.21         08/06/2038              238,320
        300,000   FNMA                                                                  6.63         11/15/2030              390,830
        500,000   FNMA                                                                  7.25         05/15/2030              691,499
         50,000   FNMA SERIES 1                                                         5.50         11/17/2016               51,179
                                                                                                                          14,550,089
                                                                                                                   -----------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $54,653,920)                                                                  57,180,198
                                                                                                                   -----------------
AGENCY SECURITIES: 25.51%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.06%
        800,000   FHLMC<<                                                               4.88         11/15/2013              879,193
      3,303,518   FHLMC #1J1139+/-                                                      4.74         06/01/2038            3,379,300
      1,120,489   FHLMC #1J1368+/-                                                      5.85         10/01/2036            1,159,824
        698,283   FHLMC #783191+/-                                                      5.65         04/01/2037              702,347
      5,887,810   FHLMC #A11964                                                         5.00         08/01/2033            6,002,872
      1,240,346   FHLMC #A15183                                                         6.00         11/01/2033            1,291,095
        998,046   FHLMC #A15966                                                         5.00         11/01/2033            1,017,550
      1,350,759   FHLMC #A16693                                                         5.50         12/01/2033            1,388,809
      1,138,237   FHLMC #A19717                                                         5.00         03/01/2034            1,159,058
      2,246,923   FHLMC #A24888                                                         6.00         07/01/2034            2,335,345
      2,291,485   FHLMC #A29757                                                         5.50         01/01/2035            2,351,738
      1,599,630   FHLMC #A35253                                                         5.50         06/01/2035            1,641,692
      1,038,836   FHLMC #A36541                                                         5.00         08/01/2035            1,057,190
      1,250,616   FHLMC #A41694                                                         5.50         01/01/2036            1,283,501
      3,027,098   FHLMC #A43030                                                         6.00         02/01/2036            3,138,655
      2,659,842   FHLMC #A47041                                                         5.00         09/01/2035            2,706,834
        654,532   FHLMC #A54804                                                         6.50         06/01/2036              685,462
        979,925   FHLMC #A55537                                                         5.00         12/01/2036              996,166
      1,742,511   FHLMC #A56988                                                         5.50         02/01/2037            1,786,326
      2,941,341   FHLMC #A58420                                                         5.50         03/01/2037            3,015,300
        998,195   FHLMC #A75076                                                         6.50         03/01/2038            1,045,308
        946,884   FHLMC #A80659                                                         5.00         02/01/2037              962,577
      1,882,260   FHLMC #A80882                                                         6.00         08/01/2038            1,950,638
        925,735   FHLMC #C03063                                                         6.50         10/01/2037              969,428
      4,215,876   FHLMC #E01425                                                         4.50         08/01/2018            4,322,920
          9,113   FHLMC #E63170                                                         6.00         03/01/2011                9,539

                   Wells Fargo Advantage Master Portfolios 85


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$       413,983   FHLMC #E95352                                                         4.50%        04/01/2018    $         423,470
      1,723,129   FHLMC #G01740                                                         5.50         12/01/2034            1,770,053
      1,237,101   FHLMC #G02074                                                         5.50         02/01/2036            1,269,630
        487,409   FHLMC #G02184                                                         5.00         04/01/2036              496,021
      1,378,448   FHLMC #G02386                                                         6.00         11/01/2036            1,429,247
        559,536   FHLMC #G02422                                                         6.00         12/01/2036              580,157
      2,259,764   FHLMC #G02478                                                         5.50         12/01/2036            2,316,712
        806,793   FHLMC #G03303                                                         4.50         09/01/2035              808,891
      4,832,151   FHLMC #G03616                                                         6.00         12/01/2037            5,007,963
        916,824   FHLMC #G04173                                                         6.50         12/01/2037              960,096
      1,950,637   FHLMC #G04378                                                         6.50         03/01/2038            2,042,704
      2,837,374   FHLMC #G04385                                                         5.50         07/01/2038            2,908,718
      3,831,432   FHLMC #G04448                                                         5.50         07/01/2038            3,927,772
        466,070   FHLMC #G08190                                                         4.50         01/01/2037              467,183
        406,276   FHLMC #G08192                                                         5.50         04/01/2037              416,491
        880,144   FHLMC #G11950                                                         4.50         10/01/2018              900,314
        398,392   FHLMC #G12697                                                         5.50         05/01/2022              414,160
         45,370   FHLMC #G12741                                                         6.00         08/01/2022               47,501
        869,184   FHLMC #G13032                                                         6.00         09/01/2022              909,992
      1,825,594   FHLMC #G13151                                                         6.00         03/01/2023            1,911,306
        475,499   FHLMC #G13223                                                         4.00         05/01/2023              476,130
        859,404   FHLMC #G18274                                                         6.00         09/01/2023              899,705
        926,480   FHLMC #G18280                                                         5.50         11/01/2023              963,149
         12,956   FHLMC #J02886                                                         6.00         06/01/2021               13,564
        758,263   FHLMC #J04533                                                         6.00         03/01/2022              793,821
         14,975   FHLMC #J04871                                                         6.00         05/01/2022               15,677
        421,682   FHLMC #J05191                                                         6.00         07/01/2022              441,457
         59,203   FHLMC #J05194                                                         5.00         07/01/2022               60,992
        324,414   FHLMC #J05195                                                         5.00         07/01/2022              334,332
        831,099   FHLMC #J05228                                                         5.00         07/01/2022              856,201
        387,136   FHLMC #J05243                                                         5.00         07/01/2022              398,830
        384,598   FHLMC #J05408                                                         5.00         08/01/2022              396,214
        449,107   FHLMC #J05455                                                         5.00         09/01/2022              462,672
        805,500   FHLMC #J08096                                                         5.00         06/01/2023              829,830
         64,225   FHLMC #J08112                                                         5.00         06/01/2023               66,165
         65,153   FHLMC #J08719                                                         5.00         10/01/2023               67,121
                                                                                                                          83,322,908
                                                                                                                   -----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 13.57%
        300,000   FNMA##                                                                4.42         06/01/2017              209,118
        600,000   FNMA<<                                                                4.63         10/15/2013              653,014
      1,500,000   FNMA<<                                                                5.00         10/15/2011            1,623,644
      1,000,000   FNMA<<                                                                6.00         05/15/2011            1,094,339
        700,000   FNMA                                                                  6.13         03/15/2012              785,259
        200,000   FNMA##                                                                6.14         10/09/2019              105,298
        500,000   FNMA                                                                  7.13         01/15/2030              680,665
        535,431   FNMA #190360                                                          5.00         08/01/2035              545,960
      1,121,571   FNMA #254950                                                          5.50         11/01/2033            1,153,516
        561,993   FNMA #255407                                                          5.00         09/01/2024              573,998
        585,974   FNMA #255857                                                          5.50         08/01/2025              601,200
        485,154   FNMA #256702                                                          4.50         03/01/2022              494,502
        262,148   FNMA #256758                                                          4.50         05/01/2022              267,198
        505,221   FNMA #256851                                                          7.00         08/01/2037              533,947
        328,358   FNMA #535733                                                          6.50         08/01/2015              345,057
        965,790   FNMA #545414                                                          5.50         01/01/2017            1,006,937
        722,126   FNMA #725690                                                          6.00         08/01/2034              748,786

                   86 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       496,920   FNMA #725773                                                          5.50%        09/01/2034    $        510,607
      1,334,902   FNMA #729333                                                          5.50         07/01/2033           1,372,922
        857,326   FNMA #745627+/-                                                       5.50         04/01/2036             888,878
        164,914   FNMA #753669                                                          6.00         11/01/2033             171,209
      1,777,468   FNMA #767097                                                          4.00         06/01/2019           1,792,980
        914,688   FNMA #775199+/-                                                       4.28         05/01/2034             922,605
        841,533   FNMA #776966                                                          5.00         04/01/2034             858,608
      2,850,515   FNMA #777075                                                          5.00         04/01/2034           2,911,025
        542,841   FNMA #779510                                                          5.00         06/01/2019             560,371
      2,831,653   FNMA #793607                                                          5.00         09/01/2019           2,923,092
        667,455   FNMA #793675                                                          6.00         09/01/2034             692,098
        658,098   FNMA #794514                                                          5.00         10/01/2019             679,349
        566,114   FNMA #795047                                                          5.50         10/01/2034             581,707
        600,247   FNMA #796334                                                          6.00         10/01/2034             622,408
        799,922   FNMA #804666                                                          6.00         11/01/2034             829,454
      2,124,052   FNMA #805412                                                          5.50         01/01/2035           2,180,567
        714,183   FNMA #811460                                                          5.00         06/01/2020             736,353
        440,794   FNMA #812338                                                          6.00         03/01/2035             456,380
         91,011   FNMA #821030                                                          4.50         05/01/2035              91,322
        163,854   FNMA #822651                                                          4.50         04/01/2035             164,414
      3,135,821   FNMA #824601                                                          5.50         12/01/2034           3,222,196
        608,701   FNMA #828346                                                          5.00         07/01/2035             620,671
        164,048   FNMA #828698                                                          5.00         07/01/2035             167,274
        631,715   FNMA #829190                                                          5.00         07/01/2035             644,138
        587,109   FNMA #830957                                                          5.50         08/01/2035             602,730
        535,550   FNMA #831406                                                          6.00         03/01/2036             554,150
        944,575   FNMA #831625                                                          7.00         06/01/2036             999,484
         49,079   FNMA #832199                                                          4.50         07/01/2035              49,247
      1,289,006   FNMA #834657                                                          5.50         08/01/2035           1,323,303
      2,218,018   FNMA #835284                                                          5.50         09/01/2035           2,277,034
      2,734,341   FNMA #835331                                                          5.50         08/01/2035           2,807,094
        347,808   FNMA #836068                                                          4.50         10/01/2020             354,909
        515,478   FNMA #836958                                                          4.50         10/01/2035             517,239
      2,802,580   FNMA #839064                                                          6.00         01/01/2036           2,901,672
      1,234,631   FNMA #843901                                                          4.50         09/01/2035           1,238,848
      4,707,704   FNMA #844158                                                          5.00         11/01/2035           4,800,282
      5,021,472   FNMA #844703                                                          5.50         12/01/2035           5,155,079
        234,033   FNMA #845782                                                          4.50         10/01/2020             238,811
        432,204   FNMA #847926                                                          4.50         12/01/2020             441,028
      1,288,608   FNMA #851264                                                          5.50         05/01/2021           1,338,072
      4,335,437   FNMA #865283                                                          5.50         02/01/2036           4,446,726
      1,419,727   FNMA #868424+/-                                                       5.74         03/01/2036           1,476,456
        655,487   FNMA #878198                                                          5.50         09/01/2036             672,313
      1,590,168   FNMA #879094+/-                                                       5.35         05/01/2036           1,640,449
        810,828   FNMA #888221                                                          5.50         03/01/2037             831,641
      3,949,208   FNMA #888645                                                          5.00         08/01/2037           4,022,328
        637,175   FNMA #888815                                                          4.50         11/01/2022             649,451
      2,349,638   FNMA #895995                                                          6.50         07/01/2036           2,460,669
      1,049,027   FNMA #897130                                                          6.50         09/01/2036           1,098,598
      2,485,438   FNMA #902738                                                          5.00         11/01/2036           2,531,985
        209,703   FNMA #904767+/-                                                       5.52         12/01/2036             217,454
        583,185   FNMA #907860+/-                                                       5.53         02/01/2037             601,492
        588,241   FNMA #908182                                                          5.50         12/01/2021             610,820
      1,609,884   FNMA #908249                                                          6.50         12/01/2036           1,685,958
        815,517   FNMA #909855                                                          5.50         02/01/2037             836,278
        857,438   FNMA #910093+/-                                                       5.76         03/01/2037             888,653

                   Wells Fargo Advantage Master Portfolios 87


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       225,617   FNMA #910535+/-                                                       5.53%        01/01/2037    $        233,926
        431,810   FNMA #914224+/-                                                       5.45         03/01/2037             445,845
        419,668   FNMA #915356                                                          4.50         05/01/2023             427,754
        773,177   FNMA #917101                                                          5.00         05/01/2037             787,492
      1,828,826   FNMA #917882                                                          5.00         05/01/2037           1,862,687
        461,657   FNMA #918049                                                          6.50         05/01/2037             483,446
      1,241,918   FNMA #918619                                                          5.50         06/01/2037           1,273,534
      3,631,012   FNMA #919640                                                          6.00         09/01/2037           3,754,084
      1,088,062   FNMA #922675+/-                                                       4.80         06/01/2035           1,110,221
        742,347   FNMA #928433                                                          7.00         05/01/2037             784,555
        481,565   FNMA #928507                                                          6.50         06/01/2037             504,294
      2,852,378   FNMA #929723                                                          6.00         07/01/2038           2,949,058
      1,891,975   FNMA #929953                                                          5.50         09/01/2038           1,940,139
      1,827,410   FNMA #933465                                                          5.50         02/01/2038           1,873,931
      4,957,306   FNMA #941164                                                          6.00         10/01/2037           5,125,332
        726,984   FNMA #945074                                                          7.00         08/01/2037             768,319
        653,599   FNMA #949594                                                          6.00         08/01/2022             683,348
        969,849   FNMA #950300                                                          6.00         08/01/2037           1,004,140
        242,600   FNMA #952033                                                          4.50         05/01/2023             247,274
      1,236,834   FNMA #955801                                                          6.00         10/01/2037           1,278,756
        999,999   FNMA #964241                                                          6.00         07/01/2038           1,033,894
        999,999   FNMA #965308                                                          6.00         09/01/2038           1,033,894
        979,092   FNMA #966039                                                          5.50         02/01/2038           1,004,017
        970,654   FNMA #974571                                                          5.00         11/01/2036             990,349
        606,285   FNMA #974886+/-                                                       4.38         04/01/2038             613,924
        404,484   FNMA #975288                                                          4.50         05/01/2023             412,278
        972,146   FNMA #979639                                                          5.00         06/01/2023           1,001,205
        143,897   FNMA #983518                                                          4.50         05/01/2023             146,669
        974,179   FNMA #984260                                                          5.50         05/01/2023           1,011,518
        999,999   FNMA #987128                                                          6.00         09/01/2038           1,033,894
         21,518   FNMA #992042                                                          7.00         10/01/2038              22,743
        500,000   FNMA #AA3078                                                          4.50         02/01/2039             501,601
      2,000,000   FNMA%%                                                                6.50         03/01/2037           2,091,250
                                                                                                                        124,728,690
                                                                                                                   ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.88%
          1,814   GNMA #337120                                                          6.50         11/15/2023               1,896
          1,966   GNMA #379192                                                          6.50         12/15/2023               2,056
      1,936,283   GNMA #520782<<                                                        5.00         03/15/2035           1,981,731
      1,109,149   GNMA #605373                                                          5.50         09/15/2034           1,142,906
        122,084   GNMA #617417                                                          6.50         02/15/2037             127,479
        911,079   GNMA #617522                                                          6.00         05/15/2037             943,579
        494,805   GNMA #625436                                                          6.50         09/15/2036             516,671
        658,630   GNMA #632007                                                          6.50         10/15/2036             687,736
      1,542,286   GNMA #633305<<                                                        5.50         12/15/2035           1,588,020
      1,101,209   GNMA #648391                                                          5.50         11/15/2035           1,133,864
        948,380   GNMA #651722                                                          5.50         02/15/2036             976,354
        797,386   GNMA #651882                                                          6.50         09/15/2036             832,624
        734,067   GNMA #653068                                                          5.50         03/15/2036             755,720
        814,105   GNMA #654920                                                          6.00         06/15/2036             843,273
        242,601   GNMA #658328                                                          4.50         03/15/2037             244,125
         31,640   GNMA #659749                                                          6.50         11/15/2036              33,038
        257,090   GNMA #663342                                                          6.50         12/15/2036             268,451
        120,000   GNMA #664629                                                          7.00         03/15/2037             126,621
        177,013   GNMA #667470                                                          6.00         05/15/2037             183,328
        590,574   GNMA #668585                                                          6.00         08/15/2037             611,642

                   88 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$       589,874   GNMA #669078                                                          6.00%        06/15/2037    $        610,917
        418,271   GNMA #671433                                                          6.00         07/15/2037             433,192
        497,129   GNMA #677314                                                          5.50         09/15/2038             511,638
        923,789   GNMA #681332                                                          6.50         05/15/2038             964,469
         74,922   GNMA #684230                                                          6.50         08/15/2038              78,221
      2,500,001   GNMA #698507                                                          6.00         10/15/2038           2,588,792
        167,403   GNMA #782167                                                          6.00         06/15/2037             173,351
      3,662,920   GNMA #782273                                                          5.50         02/15/2038           3,767,191
      2,475,291   GNMA #782379                                                          6.00         08/15/2038           2,563,301
      1,750,000   GNMA%%                                                                5.00         03/01/2038           1,784,454
                                                                                                                         26,476,640
                                                                                                                   ----------------
TOTAL AGENCY SECURITIES (COST $225,469,388)                                                                             234,528,238
                                                                                                                   ----------------
US TREASURY SECURITIES: 17.55%
US TREASURY BONDS: 5.44%
      1,750,000   US TREASURY BOND<<                                                    4.38          02/15/2038          1,929,921
        450,000   US TREASURY BOND<<                                                    4.50          02/15/2036            498,375
      1,100,000   US TREASURY BOND<<                                                    4.50          05/15/2038          1,248,843
      1,550,000   US TREASURY BOND<<                                                    4.75          02/15/2037          1,792,914
      2,500,000   US TREASURY BOND<<                                                    5.50          08/15/2028          3,002,345
      1,150,000   US TREASURY BOND                                                      6.00          02/15/2026          1,441,094
      1,000,000   US TREASURY BOND<<                                                    6.25          08/15/2023          1,252,656
      1,500,000   US TREASURY BOND<<                                                    6.25          05/15/2030          1,983,750
      2,400,000   US TREASURY BOND<<                                                    6.38          08/15/2027          3,142,126
        950,000   US TREASURY BOND<<                                                    6.63          02/15/2027          1,272,406
      1,500,000   US TREASURY BOND<<                                                    6.88          08/15/2025          2,048,672
      2,000,000   US TREASURY BOND<<                                                    7.50          11/15/2016          2,581,562
      1,100,000   US TREASURY BOND<<                                                    8.00          11/15/2021          1,556,843
      2,850,000   US TREASURY BOND<<                                                    8.13          08/15/2019          3,964,173
      1,700,000   US TREASURY BOND<<                                                    8.50          02/15/2020          2,431,530
      2,500,000   US TREASURY BOND<<                                                    8.75          05/15/2017          3,480,078
      2,900,000   US TREASURY BOND<<                                                    8.75          08/15/2020          4,243,063
      1,275,000   US TREASURY BOND<<                                                    8.88          08/15/2017          1,795,459
      4,200,000   US TREASURY BOND<<                                                    8.88          02/15/2019          6,084,095
      2,900,000   US TREASURY BOND<<                                                    9.13          05/15/2018          4,234,905
                                                                                                                         49,984,810
                                                                                                                   ----------------
US TREASURY NOTES: 12.11%
      1,500,000   US TREASURY NOTE<<                                                    1.50          10/31/2010          1,513,593
      6,500,000   US TREASURY NOTE<<                                                    1.50          12/31/2013          6,365,431
      5,500,000   US TREASURY NOTE<<                                                    1.75          11/15/2011          5,565,340
      1,500,000   US TREASURY NOTE                                                      1.88          02/28/2014          1,489,695
      3,800,000   US TREASURY NOTE<<                                                    2.00          11/30/2013          3,809,204
      5,000,000   US TREASURY NOTE                                                      2.38          08/31/2010          5,112,890
      6,375,000   US TREASURY NOTE<<                                                    2.75          10/31/2013          6,615,057
      5,000,000   US TREASURY NOTE<<                                                    2.88          06/30/2010          5,135,350
        550,000   US TREASURY NOTE<<                                                    3.13          04/30/2013            581,410
      6,800,000   US TREASURY NOTE<<                                                    3.13          09/30/2013          7,164,970
      3,500,000   US TREASURY NOTE<<                                                    3.38          06/30/2013          3,735,431
      2,000,000   US TREASURY NOTE<<                                                    3.50          05/31/2013          2,141,562
      4,700,000   US TREASURY NOTE<<                                                    3.63          06/15/2010          4,874,046
      2,000,000   US TREASURY NOTE<<                                                    3.75          11/15/2018          2,119,220
      8,500,000   US TREASURY NOTE<<                                                    3.88          10/31/2012          9,184,650
      2,750,000   US TREASURY NOTE<<                                                    3.88          02/15/2013          2,984,608

                   Wells Fargo Advantage Master Portfolios 89


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
US TREASURY NOTES (continued)
$     5,500,000   US TREASURY NOTE<<                                                    4.00%        03/15/2010    $      5,683,046
      1,025,000   US TREASURY NOTE<<                                                    4.00         08/15/2018           1,105,959
      4,300,000   US TREASURY NOTE<<                                                    4.25         01/15/2011           4,567,576
      1,600,000   US TREASURY NOTE<<                                                    4.25         08/15/2013           1,769,374
      2,500,000   US TREASURY NOTE<<                                                    4.25         11/15/2013           2,773,633
      1,870,000   US TREASURY NOTE<<                                                    4.25         11/15/2014           2,084,904
      3,800,000   US TREASURY NOTE<<                                                    4.50         04/30/2012           4,152,686
      2,000,000   US TREASURY NOTE<<                                                    4.50         05/15/2017           2,231,406
      3,000,000   US TREASURY NOTE<<                                                    4.63         10/31/2011           3,261,564
      3,000,000   US TREASURY NOTE                                                      4.63         02/29/2012           3,281,484
      6,000,000   US TREASURY NOTE<<                                                    4.63         07/31/2012           6,610,314
      2,500,000   US TREASURY NOTE<<                                                    4.75         03/31/2011           2,691,603
      2,500,000   US TREASURY NOTE<<                                                    5.00         08/15/2011           2,740,820
                                                                                                                        111,346,826
                                                                                                                   ----------------
TOTAL US TREASURY SECURITIES (COST $154,546,513)                                                                        161,331,636
                                                                                                                   ----------------

    SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 22.20%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.68%
     10,767,576   AIM STIT-LIQUID ASSETS PORFOLIO                                                                        10,767,576
     10,767,576   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           10,767,576
     10,767,576   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             10,767,576
     10,767,576   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  10,767,576
                                                                                                                         43,070,304
                                                                                                                   ----------------

   PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 17.52%
$     3,992,472   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65         03/12/2009           3,992,472
      3,992,472   ALPINE SECURITIZATION CORPORATION++(p)                                0.50         03/09/2009           3,991,973
      3,629,520   AMSTEL FUNDING CORPORATION++                                          2.00         03/10/2009           3,627,504
        604,920   ANTALIS US FUNDING CORPORATION++(p)                                   0.63         03/06/2009             604,857
     12,098,400   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $12,098,682)            0.28         03/02/2009          12,098,400
        362,952   BANK OF IRELAND                                                       0.60         03/04/2009             362,952
      3,871,488   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36         03/03/2009           3,871,488
      4,234,440   CALYON NY                                                             0.49         03/19/2009           4,234,440
      1,209,840   CANCARA ASSET SECURITIZATION LIMITED                                  0.50         03/10/2009           1,209,672
      1,814,760   CANCARA ASSET SECURITIZATION LIMITED(p)                               0.52         03/10/2009           1,814,498
        604,920   CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.54         03/09/2009             604,838
      1,005,996   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00         02/25/2008              16,599
      1,088,856   CLIPPER RECEIVABLES CORPORATION++(p)                                  0.85         03/04/2009           1,088,753
      1,693,776   CLIPPER RECEIVABLES CORPORATION(p)                                    0.85         03/06/2009           1,693,536
        326,657   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65         10/01/2038             326,657
      4,113,456   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                     VALUE $4,113,566)                                                  0.32         03/02/2009           4,113,456
      2,782,632   DANSKE BANK A/S COPENHAGEN                                            0.50         03/02/2009           2,782,632
      2,056,728   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          4.25         12/15/2037           2,056,728
      3,992,472   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60         03/02/2009           3,992,472
      2,903,616   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10         03/04/2009           2,904,289
      4,113,456   E.ON AG++                                                             0.60         03/23/2009           4,111,879
        604,920   ELYSIAN FUNDING LLC++(p)                                              0.60         03/04/2009             604,880
      1,561,541   ENTERPRISE FUNDING LLC++(p)                                           0.48         03/20/2009           1,561,124

                   90 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     4,234,440   ERASMUS CAPITAL CORPORATION++(p)                                      0.55%        03/05/2009    $      4,234,117
      1,572,792   FALCON ASSET SECURITIZATION CORPORATION++(p)                          0.45         03/10/2009           1,572,595
      3,629,520   GEMINI SECURITIZATION INCORPORATED++                                  0.55         03/20/2009           3,628,411
      3,871,488   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,871,714)             0.35         03/05/2009           3,871,488
        498,091   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $498,102)               0.27         03/02/2009             498,091
      2,298,696   GRAMPIAN FUNDING LLC++(p)                                             0.55         03/06/2009           2,298,485
      3,992,472   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68         03/27/2009           3,990,436
      2,080,530   GRYPHON FUNDING LIMITED(a)(i)                                         0.00         08/23/2009             851,145
        199,624   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87         11/01/2042             199,624
      3,629,520   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                     VALUE $3,629,608)                                                  0.29         03/02/2009           3,629,520
        241,968   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12         01/01/2018             241,968
        362,952   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                1.12         04/15/2025             362,952
      1,209,840   KBC BANK NV BRUSSELS                                                  0.45         03/02/2009           1,209,840
      2,661,648   KITTY HAWK FUNDING CORPORATION++(p)                                   0.45         03/25/2009           2,660,816
      4,113,456   LIBERTY STREET FUNDING CORPORATION++(p)                               0.50         03/25/2009           4,112,028
        725,904   LMA AMERICAS LLC(p)                                                   0.60         03/23/2009             725,626
      2,540,664   LMA AMERICAS LLC(p)                                                   0.65         03/23/2009           2,539,609
      3,992,472   MATCHPOINT MASTER TRUST++(p)                                          0.55         03/25/2009           3,990,947
        483,936   MISSISSIPPI STATE GO+/-ss                                             5.00         11/01/2028             483,936
      4,113,456   MONT BLANC CAPITAL CORPORATION++(p)                                   0.60         03/19/2009           4,112,154
      3,992,472   NATIXIS                                                               0.40         03/02/2009           3,992,472
        241,968   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75         01/01/2018             241,968
        846,888   REGENCY MARKETS #1 LLC++(p)                                           0.50         03/06/2009             846,817
      3,145,584   REGENCY MARKETS #1 LLC++(p)                                           0.55         03/09/2009           3,145,152
      1,209,840   ROMULUS FUNDING CORPORATION++(p)                                      0.85         03/26/2009           1,209,097
      4,234,440   ROYAL BANK OF SCOTLAND PLC                                            0.22         03/02/2009           4,234,440
      4,234,440   SALISBURY RECEIVABLES COMPANY++(p)                                    0.55         03/03/2009           4,234,246
      1,451,808   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.25         03/02/2009           1,451,808
      2,661,648   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.35         03/02/2009           2,661,648
      3,629,520   STARBIRD FUNDING CORPORATION++(p)                                     0.75         03/11/2009           3,628,688
      3,024,600   SURREY FUNDING CORPORATION++(p)                                       0.62         03/09/2009           3,024,131
      4,113,456   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.70         03/16/2009           4,112,176
      3,629,520   TULIP FUNDING CORPORATION++(P)                                        0.67         03/16/2009           3,628,439
      4,234,440   UBS AG STAMFORD CT                                                    0.51         03/23/2009           4,234,467
      4,234,440   UNICREDITO ITALIANO NY                                                0.57         03/03/2009           4,234,447
      1,693,776   VERSAILLES CP LLC++(p)                                                0.70         03/04/2009           1,693,644
      1,878,289   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.41         08/07/2008             939,145
      1,868,542   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.52         05/02/2008             934,271
      2,970,767   VICTORIA FINANCE LLC+++/-####(a)(i)                                   1.26         04/03/2008           1,485,384
      4,234,440   WINDMILL FUNDING CORPORATION++(p)                                     0.55         03/24/2009           4,232,887
                                                                                                                        161,045,214
                                                                                                                   ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $207,417,451)                                                             204,115,518
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 91


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED FIXED INCOME PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
SHORT-TERM INVESTMENTS: 2.32%
     21,308,651   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $     21,308,651
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $21,308,651)                                                                          21,308,651
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,119,986,060)*                                                                122.11%                      $  1,122,570,535
OTHER ASSETS AND LIABILITIES, NET                                                     (22.11)                          (203,286,636)
                                                                                      ------                       ----------------
TOTAL NET ASSETS                                                                      100.00%                      $    919,283,899
                                                                                      ------                       ----------------

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

<<   All or a portion of this security is on loan. (See Note 2)

+/-  Variable rate investments.

(l) Long-term security of an affiliate of the fund with a total cost of $7,257,241.

@    Foreign bond principal is denominated in US dollars.

##   Zero coupon bond.  Interest rate presented is yield to maturity.

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $21,308,651.

* Cost for federal income tax purposes is $1,120,845,988 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 30,185,653
Gross unrealized depreciation                 (28,461,106)
                                             ------------
Net unrealized appreciation (depreciation)   $  1,724,547

The accompanying notes are an integral part of these financial statements.

                   92 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
COMMON STOCKS: 100.58%
ADMINISTRATION OF ECONOMIC PROGRAMS: 0.04%
         98,908   HINDUSTAN UNILEVER LIMITED                                                                       $        489,508
                                                                                                                   ----------------
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS: 0.01%
          4,900   KURITA WATER INDUSTRIES LIMITED                                                                            83,169
          2,200   TOMRA SYSTEMS ASA                                                                                           7,397
                                                                                                                             90,566
                                                                                                                   ----------------
AEROSPACE, DEFENSE: 0.05%
         53,060   BE AEROSPACE INCORPORATED+                                                                                395,828
         45,005   ROLLS ROYCE GROUP PLC                                                                                     184,097
                                                                                                                            579,925
                                                                                                                   ----------------
AGRICULTURAL CHEMICALS: 0.00%
          2,000   NIHON NOHYAKU COMPANY LIMITED                                                                              13,659
                                                                                                                   ----------------
AGRICULTURAL PROD UCTION CROPS: 0.02%
         87,000   BISI INTERNATIONAL PT+                                                                                     13,960
         33,030   CHIQUITA BRANDS INTERNATIONAL INCORPORATED+<<                                                             162,508
          1,890   EBRO PULEVA SA                                                                                             21,391
         54,500   SINAR MAS AGRO RESOURCES & TECHNOLOGY TBK PT                                                                7,197
                                                                                                                            205,056
                                                                                                                   ----------------
AGRICULTURAL SERVICES: 0.23%
          6,971   ABB GRAIN LIMITED                                                                                          26,160
         31,900   ASIATIC DEVELOPMENT BHD                                                                                    35,036
         45,000   ASTRA AGRO LESTARI TBK PT                                                                                  47,485
          5,345   AUSTRALIAN AGRICULTURAL COMPANY LIMITED                                                                     5,159
         11,660   AWB LIMITED                                                                                                 6,520
            313   BAYWA AG                                                                                                    5,829
         87,776   CHAODA MODERN AGRICULTURE LIMITED                                                                          50,159
        298,500   CHAROEN POKPHAND FOODS PCL                                                                                 27,747
         15,000   CHINA GREEN HOLDINGS LIMITED                                                                                9,463
         17,086   COMPASS MINERALS INTERNATIONAL INCORPORATED                                                               892,231
          2,456   CRESUD SACIFYA                                                                                             17,610
          2,979   EGYPTIAN FINANCIAL & INDUSTRIAL COMPANY                                                                     8,155
        217,000   GOLDEN AGRI-RESOURCES LIMITED                                                                              39,146
          1,909   GRAIN CORPORATION LIMITED                                                                                   6,612
            900   HOKUTO CORPORATION                                                                                         17,568
        227,800   IOI CORPORATION BHD                                                                                       224,610
         36,500   KUALA LUMPUR KEPONG BHD                                                                                    97,313
         43,600   OLAM INTERNATIONAL LIMITED                                                                                 33,939
          1,400   SAKATA SEED CORPORATION                                                                                    18,388
          3,600   UNITED PLANTATIONS BHD                                                                                     10,547
         44,587   VCA ANTECH INCORPORATED+<<                                                                                926,964
          4,200   YARA INTERNATIONAL ASA                                                                                     88,881
                                                                                                                          2,595,522
                                                                                                                   ----------------
AIRPORT DEVELOPMENT, MAINTENANCE: 0.00%
         52,544   AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                     46,290
                                                                                                                   ----------------
AMUSEMENT & RECREATION SERVICES: 0.33%
             20   ACCORDIA GOLF COMPANY LIMITED                                                                              11,666
            700   ALPEN COMPANY LIMITED                                                                                      11,177
         20,004   ARISTOCRAT LEISURE LIMITED                                                                                 46,739

                   Wells Fargo Advantage Master Portfolios 93


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
AMUSEMENT & RECREATION SERVICES (continued)
            500   ARUZE CORPORATION                                                                                $          2,640
          1,500   AVEX GROUP HOLDINGS INCORPORATED                                                                           13,474
         29,118   BALLY TECHNOLOGIES INCORPORATED+<<                                                                        541,595
         55,800   BEC WORLD PCL                                                                                              29,582
         19,100   BERJAYA LAND BHD                                                                                           15,397
         41,300   BERJAYA SPORTS TOTO BHD                                                                                    53,049
        114,000   CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                    15,869
          1,141   CLUB MEDITERRANEE+                                                                                         15,143
          1,500   DAIICHIKOSHO COMPANY LIMITED                                                                               14,041
              7   FIELDS CORPORATION                                                                                         10,542
          2,786   FLIGHT CENTRE LIMITED                                                                                       7,635
             20   FUJI TELEVISION NETWORK INCORPORATED                                                                       22,780
          2,074   GESTEVISION TELECINCO SA                                                                                   14,737
          1,414   GREAT CANADIAN GAMING CORPORATION+                                                                          3,345
          1,200   H.I.S COMPANY LIMITED                                                                                      17,146
          1,900   HEIWA CORPORATION                                                                                          18,846
          9,694   INFORMA PLC                                                                                                29,387
         69,444   INTERNATIONAL GAME TECHNOLOGY<<                                                                           612,496
          1,614   INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                           7,058
          9,150   KANGWON LAND INCORPORATED                                                                                  73,543
             74   KUONI REISEN HOLDING                                                                                       17,685
         13,637   LADBROKERS PLC                                                                                             33,670
         23,000   LI NING COMPANY LIMITED                                                                                    28,334
         17,495   LIFE TIME FITNESS INCORPORATED+<<                                                                         149,757
          2,636   LOTTOMATICA SPA                                                                                            42,262
            600   MARS ENGINEERING CORPORATION                                                                               18,889
         72,300   MEDIA PRIMA BHD                                                                                            18,787
         10,400   NAMCO BANDAI HOLDINGS INCORPORATED                                                                         95,084
            140   NIPPON TELEVISION NETWORK CORPORATION                                                                      12,815
          5,157   OPAP SA                                                                                                   132,581
          2,700   ORIENTAL LAND COMPANY LIMITED                                                                             177,145
             14   PACIFIC GOLF GROUP INTERNATIONAL                                                                            6,378
            664   PADDY POWER PLC                                                                                             9,209
          1,797   PARTYGAMING PLC                                                                                             4,970
         32,331   PINNACLE ENTERTAINMENT INCORPORATED+                                                                      242,806
         14,400   PMP LIMITED                                                                                                 2,760
        233,815   RESORTS WORLD BHD                                                                                         138,450
          2,880   RESORTTRUST INCORPORATED                                                                                   25,095
          1,200   ROUND ONE CORPORATION                                                                                       6,962
          8,600   SEGA SAMMY HOLDINGS INCORPORATED                                                                           73,186
          5,000   SHOCHIKU COMPANY LIMITED                                                                                   34,480
          3,029   SUN TV NETWORK LIMITED                                                                                      9,407
         22,274   TABCORP HOLDINGS LIMITED                                                                                   90,258
         53,949   TATTERSALL'S LIMITED                                                                                       97,700
         10,167   TEN NETWORK HOLDINGS LIMITED                                                                                5,305
          5,000   TOEI COMPANY LIMITED                                                                                       20,252
         11,000   TOKYO DOME CORPORATION                                                                                     27,316
         12,000   TOKYOTOKEIBA COMPANY LIMITED                                                                               14,626
              9   TV ASAHI CORPORATION                                                                                       10,699
             30   USJ COMPANY LIMITED                                                                                        11,518
          8,722   WILLIAM HILL PLC                                                                                           29,302
         23,819   WMS INDUSTRIES INCORPORATED+                                                                              431,838
          1,200   YOSHIMOTO KOGYO COMPANY LIMITED                                                                            11,283
                                                                                                                          3,618,696
                                                                                                                   ----------------

                   94 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
APPAREL: 0.00%
         37,000   CHINA HONGXING SPORTS LIMITED                                                                    $          2,469
                                                                                                                   ----------------
APPAREL & ACCESSORY STORES: 0.96%
         19,709   ABERCROMBIE & FITCH COMPANY CLASS A                                                                       433,401
          1,100   ADERANS COMPANY LIMITED                                                                                     7,547
          4,807   ADIDAS-SALOMON AG                                                                                         138,614
         35,878   AEROPOSTALE INCORPORATED+                                                                                 832,011
         43,966   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                    429,108
          3,300   AOKI HOLDINGS INCORPORATED                                                                                 30,352
          3,400   AOYAMA TRADING COMPANY LIMITED                                                                             41,526
          1,839   BEIERSDORF AG                                                                                              76,215
        170,000   BELLE INTERNATIONAL HOLDINGS LIMITED                                                                       71,036
          2,512   BULGARI SPA                                                                                                10,158
         20,728   CATO CORPORATION                                                                                          303,251
            461   CHARLES VOEGELE HOLDING AG                                                                                 12,183
         69,678   CHARMING SHOPPES INCORPORATED+                                                                             48,775
        137,290   CHICO'S FAS INCORPORATED+                                                                                 621,924
        111,000   CHINA DONGXIANG GROUP COMPANY                                                                              36,745
          2,000   CHIYODA COMPANY LIMITED                                                                                    26,019
         26,553   CHRISTOPHER & BANKS CORPORATION                                                                           103,291
         15,800   CITIZEN HOLDINGS COMPANY LIMITED                                                                           55,607
         49,963   COLLECTIVE BRANDS INCORPORATED+<<                                                                         517,117
        302,689   COMPAL ELECTRONIC INCORPORATED                                                                            172,365
         17,840   DEBENHAMS PLC                                                                                               9,602
            562   DOUGLAS HOLDING AG                                                                                         19,797
         33,313   DRESS BARN INCORPORATED+<<                                                                                330,465
          3,300   FAST RETAILING COMPANY LIMITED                                                                            331,485
         21,800   GAP INCORPORATED                                                                                          235,222
            950   GEOX SPA                                                                                                    5,457
         48,000   GIORDANO INTERNATIONAL LIMITED                                                                             11,166
          9,000   HANKYU DEPARTMENT STORES                                                                                   48,111
          6,422   HMV GROUP PLC                                                                                              11,703
          5,221   INDUSTRIA DE DISENO TEXTIL SA                                                                             195,852
         26,557   J.CREW GROUP INCORPORATED+<<                                                                              299,032
         16,091   KOHL'S CORPORATION+                                                                                       565,438
          5,856   L'OREAL SA                                                                                                376,700
         72,400   LIMITED BRANDS                                                                                            556,756
            815   LOTTE SHOPPING COMPANY LIMITED                                                                             86,380
         12,300   MARUI COMPANY LIMITED                                                                                      51,521
          4,344   NEXT PLC                                                                                                   72,036
          2,400   NISHIMATSUYA CHAIN COMPANY LIMITED                                                                         17,665
         39,285   NORDSTROM INCORPORATED<<                                                                                  529,169
            653   ORIFLAME COSMETICS SA                                                                                      15,584
         48,028   PACIFIC SUNWEAR OF CALIFORNIA+                                                                             67,719
          1,966   PINAULT-PRINTEMPTS-REDOUTE SA                                                                             116,504
            730   POINT INCORPORATED                                                                                         29,859
            122   PUMA AG RUDOLF DASSLER SPORT                                                                               18,238
        223,531   QUANTA COMPUTER INCORPORATED                                                                              225,695
          2,386   REITMAN'S CANADA LIMITED CLASS A                                                                           18,380
          1,000   RIGHT ON COMPANY LIMITED                                                                                    9,764
         32,790   ROSS STORES INCORPORATED                                                                                  967,961
          3,000   SEIKO HOLDINGS CORPORATION CLASS C                                                                          5,262
          1,100   SHIMANURA COMPANY LIMITED                                                                                  56,775
         17,000   SHISEIDO COMPANY LIMITED                                                                                  250,354
          1,262   SIGNET JEWELERS LIMITED                                                                                     9,612
            816   SWATCH GROUP AG                                                                                            17,827

                   Wells Fargo Advantage Master Portfolios 95


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
APPAREL & ACCESSORY STORES (continued)
            760   SWATCH GROUP AG CLASS B                                                                          $         84,539
         14,000   TAKASHIMAYA COMPANY LIMITED                                                                                71,988
         22,283   TRUWORTHS INTERNATIONAL LIMITED                                                                            68,409
         16,747   UNDER ARMOUR INCORPORATED+<<                                                                              240,989
          2,200   UNI-CHARM CORPORATION                                                                                     143,727
          1,900   UNITED ARROWS LIMITED                                                                                       9,460
         27,981   URBAN OUTFITTERS INCORPORATED+                                                                            465,604
         26,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                       49,154
                                                                                                                         10,664,206
                                                                                                                   ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.46%
          1,225   BENETTON GROUP SPA                                                                                          7,644
          7,259   BILLABONG INTERNATIONAL LIMITED                                                                            32,346
         96,000   BOSIDENG INTERNATIONAL HOLDINGS LIMITED+                                                                    6,495
          9,631   BURBERRY GROUP PLC                                                                                         35,141
          1,200   DAIDOH LIMITED                                                                                              6,240
          3,000   DESCENTE LIMITED                                                                                           10,511
         13,626   GUESS? INCORPORATED                                                                                       218,970
          9,000   GUNZE LIMITED                                                                                              27,753
         12,451   HENNES & MAURITZ AB CLASS B                                                                               461,860
          1,538   HERMES INTERNATIONAL                                                                                      129,874
         18,607   INFOSYS TECHNOLOGIES LIMITED                                                                              440,791
         62,500   JONES APPAREL GROUP INCORPORATED                                                                          168,125
          1,000   KATAKURA INDUSTRIES COMPANY LIMITED                                                                         8,422
         71,300   LIZ CLAIBORNE INCORPORATED                                                                                198,927
             79   LPP SA+                                                                                                    23,679
          3,000   MIZUNO CORPORATION                                                                                         12,008
            700   NAGAILEBEN COMPANY LIMITED                                                                                 12,829
          2,542   NOBEL BIOCARE HOLDING AG                                                                                   40,584
          6,000   ONWARD KASHIYAMA COMPANY LIMITED                                                                           33,774
         27,356   PHILLIPS-VAN HEUSEN CORPORATION                                                                           453,289
         12,943   POLO RALPH LAUREN CORPORATION                                                                             446,145
         11,500   PORTS DESIGN LIMITED                                                                                       11,770
        194,304   POU CHEN CORPORATION                                                                                       82,892
         89,330   QUIKSILVER INCORPORATED+                                                                                  111,663
          5,000   SANYO SHOKAI LIMITED                                                                                       15,165
         14,928   THE GYMBOREE CORPORATION+                                                                                 383,948
          3,000   THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                                     16,766
            207   TOD'S SPA                                                                                                   7,668
          4,000   TOKYO STYLE COMPANY LIMITED                                                                                22,608
         21,700   VF CORPORATION                                                                                          1,126,230
          6,000   WACOAL CORPORATION                                                                                         72,779
         24,431   WARNACO GROUP INCORPORATED+                                                                               528,931
         34,000   YGM TRADING LIMITED                                                                                        12,936
                                                                                                                          5,168,763
                                                                                                                   ----------------
APPLICATIONS SOFTWARE: 0.01%
         17,158   WIPRO LIMITED<<                                                                                            97,629
                                                                                                                   ----------------
AUTO PARTS & EQUIPMENT: 0.00%
          4,240   HYUNDAI AUTONET COMPANY LIMITED                                                                             7,927
         35,000   JVC KENWOOD HOLDINGS INCORPORATED+                                                                         11,835
         96,200   SOMBOON ADVANCE TECHNOLOGY PCL                                                                             10,192
      1,551,500   YARNAPUND PCL                                                                                              12,310
                                                                                                                             42,264
                                                                                                                   ----------------

                   96 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
AUTO PARTS - ORIGINAL EQUIPMENT: 0.00%
          1,800   TOKAI RIKA COMPANY LIMITED                                                                       $         14,310
                                                                                                                   ----------------
AUTOMOTIVE: 0.00%
          1,200   UNIPRES CORPORATION                                                                                         8,449
                                                                                                                   ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.78%
        134,814   TOYOTA MOTOR CORPORATION                                                                                4,318,045
         23,507   ADVANCE AUTO PARTS INCORPORATED                                                                           899,143
          1,200   AUTOBACS SEVEN COMPANY LIMITED                                                                             30,592
         86,505   AUTONATION INCORPORATED+<<                                                                                863,320
          8,000   AUTOZONE INCORPORATED+<<                                                                                1,137,840
          7,897   BAYERISCHE MOTOREN WERKE AG                                                                               195,188
         16,700   BRIDGESTONE CORPORATION                                                                                   227,450
          1,700   CANADIAN TIRE CORPORATE LIMITED CLASS A                                                                    52,235
         14,505   COPART INCORPORATED+                                                                                      391,925
             24   D'IETEREN SA                                                                                                2,940
          9,616   FREEWORLD COATINGS LIMITED                                                                                  4,716
         35,000   HOTAI MOTOR COMPANY LIMITED                                                                                45,567
        113,700   NISSAN MOTOR COMPANY LIMITED                                                                              347,097
          4,019   PEUGEOT SA                                                                                                 68,389
          2,000   SINANEN COMPANY LIMITED                                                                                     8,427
          1,420   USS COMPANY LIMITED                                                                                        57,285
                                                                                                                          8,650,159
                                                                                                                   ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
          5,568   BAJAJ AUTO LIMITED                                                                                         25,728
          3,188   GHABBOUR AUTO+                                                                                              4,930
         13,965   RYDER SYSTEM INCORPORATED                                                                                 319,240
                                                                                                                            349,898
                                                                                                                   ----------------
BANKING: 0.01%
            128   BERNER KANTONALBANK AG                                                                                     24,686
          1,432   EFG INTERNATIONAL                                                                                           9,937
          5,303   NATIONAL SOCIETE GENERALE BANK SAE                                                                         13,491
             40   ST. GALLER KANTONALBANK                                                                                    11,767
         13,375   TURK EKONOMI BANKASI AS                                                                                     4,497
            500   YACHIYO BANK LIMITED                                                                                       16,978
                                                                                                                             81,356
                                                                                                                   ----------------
BEVERAGES: 0.01%
          3,400   BROWN-FORMAN CORPORATION                                                                                  147,492
          2,737   COCA-COLA ICECEK URETIM AS                                                                                 11,278
                                                                                                                            158,770
                                                                                                                   ----------------
BIOPHARMACEUTICALS: 0.03%
         26,512   THERAVANCE INCORPORATED+<<                                                                                369,577
                                                                                                                   ----------------
BREWERY: 0.00%
         53,000   SAN MIGUEL BREWERY INCORPORATED                                                                             9,273
                                                                                                                   ----------------
BUILDING: 0.00%
          2,759   BOVIS HOMES GROUP PLC                                                                                      15,193
                                                                                                                   ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.60%
          7,530   AMEC PLC                                                                                                   58,165
         10,708   BALFOUR BEATTY PLC                                                                                         48,211
          3,720   BARRATT DEVELOPMENTS PLC                                                                                    4,502

                   Wells Fargo Advantage Master Portfolios 97


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
          2,655   BELLWAY PLC                                                                                      $         23,811
          2,884   BERKELEY GROUP HOLDINGS PLC                                                                                35,658
            958   BILFINGER BERGER AG                                                                                        32,938
          8,070   CARILLION PLC                                                                                              25,240
         27,600   CENTEX CORPORATION                                                                                        171,396
        184,900   CH KARNCHANG PCL                                                                                           16,556
        324,779   CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                         308,458
          5,000   COMSYS HOLDINGS CORPORATION                                                                                35,796
         35,000   CONTINENTAL ENGINEERING CORPORATION                                                                         7,585
         45,155   CSR LIMITED                                                                                                28,430
          2,033   DAELIM INDUSTRIAL COMPANY LIMITED                                                                          52,380
          6,734   DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                          36,849
         25,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                      164,013
         59,800   DIALOG GROUP BHD                                                                                           14,632
         68,128   DR HORTON INCORPORATED<<                                                                                  575,682
          1,675   EIFFAGE SA                                                                                                 60,838
          9,482   ENKA INSAAT VE SANAYI AS                                                                                   34,449
          1,478   FLEETWOOD CORPORATION LIMITED                                                                               3,841
        147,600   GAMUDA BHD                                                                                                 78,134
          7,183   GLOBE TRADE CENTRE SA+                                                                                     25,837
          3,104   GS ENGINEERING & CONSTRUCTION CORPORATION                                                                  93,947
          2,010   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                     16,010
         54,000   HASEKO CORPORATION                                                                                         18,440
          5,153   HASTIE GROUP LIMITED                                                                                        3,779
          1,025   HOCHTIEF AG                                                                                                28,100
          5,012   HOLCIM LIMITED                                                                                            166,038
         28,771   HOVNANIAN ENTERPRISES INCORPORATED CLASS A+<<                                                              24,455
          4,783   HYUNDAI DEVELOPMENT COMPANY                                                                                87,586
          4,203   HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                        138,677
         43,800   IJM CORPORATION BHD                                                                                        43,327
         13,306   IMPREGILO SPA                                                                                              36,903
         82,400   ITALIAN-THAI DEVELOPMENT PCL                                                                                5,208
         11,000   JGC CORPORATION                                                                                           125,368
          2,686   JM AB                                                                                                      11,264
         49,000   KAJIMA CORPORATION                                                                                        102,429
         40,007   KB HOME<<                                                                                                 356,062
            589   KIER GROUP PLC                                                                                              7,547
          6,000   KINDEN CORPORATION                                                                                         42,206
          1,860   KONINKLIJKE BAM GROEP NV                                                                                   13,578
          1,172   KUMHO INDUSTRIAL COMPANY LIMITED                                                                            8,758
        151,700   LAND & HOUSES PCL                                                                                          11,185
          5,683   LEIGHTON HOLDINGS LIMITED                                                                                  67,624
            826   LENNAR CORPORATION CLASS B                                                                                  4,105
          5,000   MAEDA CORPORATION                                                                                          15,305
          2,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                                    16,331
         25,900   MALAYSIAN RESOURCES CORPORATION BHD                                                                         5,860
          8,000   MDC HOLDINGS INCORPORATED                                                                                 201,840
          1,000   NCC AB                                                                                                      5,346
         94,472   NEW WORLD DEVELOPMENT LIMITED                                                                              84,320
          2,000   NIPPO CORPORATION                                                                                          16,008
         12,000   NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                                    10,220
          1,202   NVR INCORPORATED<<+                                                                                       399,990
         31,000   OBAYASHI CORPORATION                                                                                      130,337
          9,000   OKUMURA CORPORATION                                                                                        34,131
            543   PBG SA+                                                                                                    30,757
          4,800   PEAB AB                                                                                                    13,241

                   98 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
          8,500   PENTA-OCEAN CONSTRUCTION COMPANY LIMITED                                                         $         10,182
          6,990   PERSIMMON PLC                                                                                              34,094
            625   POLNORD SA+                                                                                                 3,588
         49,148   PULTE HOMES INCORPORATED<<                                                                                451,179
         34,558   PYI CORPORATION LIMITED                                                                                     1,499
          3,458   REDROW PLC                                                                                                  6,952
            100   ROCKWOOL INTERNATIONAL AS                                                                                   5,248
         22,925   RYLAND GROUP INCORPORATED<<                                                                               323,930
         21,000   SEKISUI CHEMICAL COMPANY LIMITED                                                                           89,389
         24,000   SEKISUI HOUSE LIMITED                                                                                     157,246
         36,000   SEMBCORP INDUSTRIES LIMITED                                                                                48,287
         33,000   SHIMIZU CORPORATION                                                                                       124,353
         62,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                                 91,587
        291,300   SINO THAI ENGINEERING & Construction PCL                                                                   26,888
            446   STRABAG SE                                                                                                  5,727
         48,000   TAISEI CORPORATION                                                                                         84,981
            900   TAKAMATSU CORPORATION                                                                                      14,677
         16,685   TAYLOR WOODROW PLC                                                                                          4,378
          9,000   TOA CORPORATION                                                                                            11,008
         11,000   TODA CORPORATION                                                                                           28,825
          2,000   TOENEC CORPORATION                                                                                         10,602
          3,880   TOKYU CONSTRUCTION COMPANY LIMITED                                                                          8,696
         31,855   TOLL BROTHERS INCORPORATED+                                                                               504,902
          8,065   UNITED CONSTRUCTION GROUP LIMITED                                                                          37,467
          5,000   UNITED ENGINEERS                                                                                            3,495
         51,000   UNITED FIBER SYSTEM LIMITED                                                                                   822
         40,191   URBI DESARROLLOS URBANOS SA DE CV+                                                                         33,383
         12,431   WALTER INDUSTRIES INCORPORATED                                                                            225,871
         11,000   YANLORD LAND GROUP LIMITED                                                                                  4,952
          1,878   YIT OYJ                                                                                                    11,258
         41,800   YTL CORPORATION BHD                                                                                        78,054
         10,000   ZELAN BHD                                                                                                   2,073
            330   ZPH STALPRODUKT SA                                                                                         29,434
                                                                                                                          6,694,710
                                                                                                                   ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.39%
         51,000   ASAHI GLASS COMPANY LIMITED                                                                               220,563
          7,000   CENTRAL GLASS COMPANY LIMITED                                                                              18,174
         12,700   DAIKIN INDUSTRIES LIMITED                                                                                 276,476
          5,900   DCM JAPAN HOLDINGS COMPANY LIMITED                                                                         26,836
         32,456   FASTENAL COMPANY<<                                                                                        977,575
         20,804   FLETCHER BUILDING LIMITED                                                                                  53,942
          1,100   FLSMIDTH & COMPANY A/S                                                                                     25,686
         27,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                     24,162
            873   GEBERIT AG                                                                                                 78,198
          4,315   GRAFTON GROUP PLC                                                                                           7,285
         74,230   HOME DEPOT INCORPORATED                                                                                 1,550,665
          1,000   KCI KONECRANES OYJ                                                                                         16,195
          2,000   KEIYO COMPANY LIMITED                                                                                      10,545
         54,189   KINGFISHER PLC                                                                                             97,111
          2,792   KINGSPAN GROUP PLC                                                                                          7,790
          2,600   KOMERI COMPANY LIMITED                                                                                     42,386
         16,000   MATSUSHITA ELECTRIC WORKS LIMITED                                                                          96,981
         28,000   NIPPON SHEET GLASS COMPANY LIMITED                                                                         55,356
          2,381   REECE AUSTRALIA LIMITED                                                                                    23,721
          1,600   RINNAI CORPORATION                                                                                         55,243

                   Wells Fargo Advantage Master Portfolios 99


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
          2,359   RONA INCORPORATED+                                                                               $         21,843
         25,515   SANDVIK AB                                                                                                136,153
          9,000   SANWA SHUTTER CORPORATION                                                                                  22,525
          1,218   SCHINDLER HOLDING AG                                                                                       59,195
          6,077   SCHNEIDER ELECTRIC SA                                                                                     362,765
         89,000   TECHTRONIC INDUSTRIES COMPANY                                                                              31,941
            749   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                              16,590
          1,713   WIENERBERGER AG                                                                                            13,795
                                                                                                                          4,329,697
                                                                                                                   ----------------
BUSINESS SERVICES: 6.67%
        313,894   3COM CORPORATION+                                                                                         693,706
         32,161   ACTIVISION BLIZZARD INCORPORATED+                                                                         322,575
         51,900   ACXIOM CORPORATION                                                                                        429,732
          2,804   ADECCO SA                                                                                                  85,401
         29,744   ADOBE SYSTEMS INCORPORATED+                                                                               496,725
          9,414   ADVENT SOFTWARE INCORPORATED+<<                                                                           256,437
         16,584   AEGIS GROUP PLC                                                                                            16,015
            700   AEON DELIGHT COMPANY LIMITED                                                                                9,045
         21,084   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        983,147
         39,396   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                       712,674
         15,148   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                      448,381
          1,932   ALTRAN TECHNOLOGIES SA+                                                                                     4,876
         46,679   ANSYS INCORPORATED+                                                                                       941,515
         13,591   ARBITRON INCORPORATED<<                                                                                   175,868
         67,255   ARIBA INCORPORATED+                                                                                       588,481
          5,848   ASIAN PAINTS LIMITED                                                                                       89,251
          3,940   ASSECO POLAND SA                                                                                           48,230
          7,108   ASX LIMITED                                                                                               118,456
            916   ATOS ORIGIN SA+                                                                                            22,045
          5,886   AUSDRILL LIMITED                                                                                            3,242
         52,266   AUTODESK INCORPORATED+                                                                                    663,256
          4,349   AUTONOMY CORPORATION PLC+                                                                                  74,952
         65,330   AVIS BUDGET GROUP INCORPORATED<<+                                                                          26,132
         34,949   AVOCENT CORPORATION+                                                                                      418,689
         43,800   BMC SOFTWARE INCORPORATED+                                                                              1,297,794
          1,423   BOLSAS Y MARCADOS ESPANOLES                                                                                26,516
         62,522   BRAMBLES LIMITED                                                                                          182,682
         23,073   BRINK'S HOME SECURITY HOLDINGS+                                                                           483,841
          5,880   BTG PLC+                                                                                                   11,613
         23,800   CA INCORPORATED                                                                                           403,410
         16,042   CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                                686,116
        138,200   CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    580,440
         14,879   CAPITA GROUP PLC                                                                                          140,404
         14,833   CERNER CORPORATION+<<                                                                                     542,888
          6,200   CGI GROUP INCORPORATED+                                                                                    45,323
         41,431   CHECK POINT SOFTWARE TECHNOLOGIES+                                                                        910,239
         37,000   CHINA EVERBRIGHT INTERNATIONAL LIMITED                                                                      7,023
        559,688   CHINA UNICOM LIMITED                                                                                      498,747
         42,900   CITRIX SYSTEMS INCORPORATED+<<                                                                            882,882
         27,153   COGNEX CORPORATION                                                                                        298,683
         67,107   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                     1,234,769
         37,666   COMPUTER SCIENCES CORPORATION+                                                                          1,308,517
         20,811   COMPUTERSHARE LIMITED                                                                                      92,669
         58,983   COMPUWARE CORPORATION+<<                                                                                  348,590
         27,577   CONVERGYS CORPORATION+                                                                                    177,872

                   100 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
BUSINESS SERVICES (continued)
         27,334   CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                        $        369,556
          3,400   CSK HOLDINGS CORPORATION                                                                                    5,982
             15   CYBERAGENT INCORPORATED                                                                                     6,819
          1,600   DAISEKI COMPANY LIMITED                                                                                    22,450
          3,959   DAVIS SERVICE GROUP PLC                                                                                    12,935
          2,629   DCC PLC                                                                                                    35,716
         38,254   DELUXE CORPORATION                                                                                        295,321
             17   DENA COMPANY LIMITED                                                                                       49,992
          8,800   DENTSU INCORPORATED                                                                                       128,214
         19,242   DIGITAL RIVER INCORPORATED+<<                                                                             460,269
         34,572   DIMENSION DATA HOLDINGS PLC                                                                                17,516
          1,353   DISCOUNT INVESTMENT CORPORATION                                                                            11,404
          8,845   DST SYSTEMS INCORPORATED+<<                                                                               260,220
            800   DTS CORPORATION                                                                                             5,107
         84,798   EARTHLINK INCORPORATED+                                                                                   534,227
         63,308   EBAY INCORPORATED+                                                                                        688,158
         17,332   ELECTRONIC ARTS INCORPORATED+                                                                             282,685
         41,017   ELECTRONICS FOR IMAGING INCORPORATED+                                                                     365,051
         24,796   EXPERIAN GROUP LIMITED                                                                                    146,546
         42,327   F5 NETWORKS INCORPORATED+<<                                                                               846,540
          9,805   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                   377,885
         37,930   FAIR ISAAC CORPORATION                                                                                    415,334
         44,374   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       776,545
          1,415   FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                                     11,589
            638   FIRSTSERVICE CORPORATION+                                                                                   5,552
         37,314   FISERV INCORPORATED+<<                                                                                  1,217,183
          7,014   FOCUS MEDIA HOLDING LIMITED+<<                                                                             48,747
          7,481   FORRESTER RESEARCH INCORPORATED+                                                                          137,202
         21,000   GALLANT VENTURE LIMITED+                                                                                    1,207
          1,693   GARDA WORLD SECURITY CORPORATION CLASS A+                                                                   1,757
              9   GCA SAVVIAN GROUP CORPORATION                                                                              11,961
          2,863   GEMALTO NV+                                                                                                72,046
            353   GFK SE                                                                                                      7,564
        155,246   GLG PARTNERS INCORPORATED<<                                                                               336,884
         18,608   GLOBAL PAYMENTS INCORPORATED                                                                              570,893
         13,608   GOOGLE INCORPORATED CLASS A+                                                                            4,599,368
         24,931   GREATEK ELECTRONIC INCORPORATED                                                                            14,501
         84,000   GUANGDONG INVESTMENT LIMITED                                                                               34,801
          4,345   HAVAS SA                                                                                                    7,314
          4,000   HAW PAR CORPORATION LIMITED                                                                                 9,249
         66,565   HENRY JACK & ASSOCIATES INCORPORATED                                                                    1,060,380
            700   HITACHI INFORMATION SYSTEMS LIMITED                                                                        11,196
         10,142   HLTH CORPORATION+<<                                                                                       110,751
          1,137   HOMESERVE PLC                                                                                              16,145
         44,500   HONG KONG EXCHANGES & CLEARING LIMITED                                                                    351,943
         21,783   HOUSING DEVELOPMENT FINANCE CORPORATION                                                                   533,466
          9,000   HYFLUX LIMITED                                                                                              8,638
            717   I-FLEX SOLUTIONS LIMITED                                                                                    9,915
            383   ILIAD SA                                                                                                   30,249
         45,200   IMS HEALTH INCORPORATED                                                                                   565,904
         24,915   INDUSTREA LIMITED                                                                                           1,626
         22,659   INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                               21,117
         47,521   INFORMATICA CORPORATION+<<                                                                                613,021
         25,765   INFOSPACE INCORPORATED+                                                                                   136,297
         24,277   INFOSYS TECHNOLOGIES LIMITED ADR<<                                                                        587,503
        118,883   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                              452,944

                   Wells Fargo Advantage Master Portfolios 101


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
BUSINESS SERVICES (continued)
          5,289   INTERSERVE PLC                                                                                   $         12,236
         23,336   INTERWOVEN INCORPORATED+                                                                                  375,010
          1,200   INTRUM JUSTITIA AB                                                                                          7,037
         68,242   INTUIT INCORPORATED+                                                                                    1,555,235
          2,887   INVOCARE LIMITED                                                                                            9,231
            407   IPSOS                                                                                                       8,542
          2,812   IRESS MARKET TECHNOLOGY LIMITED                                                                             9,369
         42,514   IRON MOUNTAIN INCORPORATED+<<                                                                             789,910
         33,267   ITAUSA INVESTIMENTOS ITAU SA                                                                              142,589
          1,281   JC DECAUX SA                                                                                               16,307
         29,584   JUNIPER NETWORKS INCORPORATED+<<                                                                          420,389
            795   JYSKE BANK+                                                                                                13,888
             12   KABU.COM SECURITIES COMPANY LIMITED                                                                        10,652
             16   KAKAKU.COM INCORPORATED                                                                                    47,190
             22   KENEDIX INCORPORATED                                                                                        1,521
         51,138   KEPPEL CORPORATION LIMITED                                                                                141,926
            900   KOEI COMPANY LIMITED                                                                                        6,868
          3,703   KONE OYJ                                                                                                   76,321
          5,000   KYOWA EXEO CORPORATION                                                                                     40,883
         14,555   LAMAR ADVERTISING COMPANY+<<                                                                              100,721
         22,130   LENDER PROCESSING SERVICES INCORPORATED                                                                   579,585
          2,820   LG DACOM CORPORATION                                                                                       31,838
         29,852   LOGICACMG PLC                                                                                              29,114
          1,440   LOOMIS AB                                                                                                   9,553
            452   MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                                   7,259
         43,191   MAN GROUP PLC                                                                                             105,054
         19,400   MANPOWER INCORPORATED                                                                                     540,872
         76,000   MARUBENI CORPORATION                                                                                      235,944
          4,516   MASTERCARD INCORPORATED CLASS A<<                                                                         713,663
         35,039   MCAFEE INCORPORATED+                                                                                      979,340
         46,702   MENTOR GRAPHICS CORPORATION+                                                                              206,890
          6,620   MICHAEL PAGE INTERNATIONAL PLC                                                                             20,288
        452,571   MICROSOFT CORPORATION                                                                                   7,309,022
         70,300   MITSUBISHI CORPORATION                                                                                    874,636
          3,000   MITSUI-SOKO COMPANY LIMITED                                                                                10,018
             44   MONEX BEANS HOLDINGS INCORPORATED                                                                          10,584
         26,677   MONSTER WORLDWIDE INCORPORATED+                                                                           175,801
            700   MOSHI MOSHI HOTLINE INCORPORATED                                                                           13,523
         69,210   MPS GROUP INCORPORATED+                                                                                   343,974
          3,324   N BROWN GROUP PLC                                                                                           9,455
         36,885   NCR CORPORATION+                                                                                          292,129
            800   NEC FIELDING LIMITED                                                                                        9,337
          8,300   NETEASE.COM INCORPORATED ADR+<<                                                                           169,984
         24,414   NETFLIX INCORPORATED+<<                                                                                   882,322
            500   NIPPON KANZAI COMPANY LIMITED                                                                               6,158
          1,400   NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                                   8,387
         82,920   NOVELL INCORPORATED+<<                                                                                    262,027
            600   NS SOLUTIONS CORPORATION                                                                                    6,735
         15,052   NWS HOLDINGS LIMITED                                                                                       19,174
            300   OBIC BUSINESS CONSULTANTS LIMITED                                                                          10,053
          1,000   OPEN TEXT CORPORATION+                                                                                     31,803
        224,415   ORACLE CORPORATION+                                                                                     3,487,409
          3,458   PATNI COMPUTER SYSTEMS LIMITED                                                                              6,466
         67,374   PEROT SYSTEMS CORPORATION CLASS A+                                                                        766,716
          1,942   PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                       31,170
          4,301   PROGRAMMED MAINTENANCE SERVICES LIMITED                                                                     5,430

                  102 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
BUSINESS SERVICES (continued)
         20,751   PROGRESS SOFTWARE CORPORATION+                                                                   $        330,771
         24,488   PSION PLC                                                                                                  12,114
         47,283   QUEST SOFTWARE INCORPORATED+                                                                              534,298
         65,248   REALNETWORKS INCORPORATED+                                                                                150,070
         44,486   RED HAT INCORPORATED+                                                                                     609,013
          9,839   REGUS PLC                                                                                                   6,902
         52,214   RENT-A-CENTER INCORPORATED+                                                                               914,789
          2,129   RITCHIE BROS AUCTIONEERS INCORPORATED                                                                      32,415
         36,340   ROBERT HALF INTERNATIONAL INCORPORATED                                                                    558,546
          3,331   RPS GROUP PLC                                                                                               6,145
         37,981   S1 CORPORATION+                                                                                           216,492
          1,493   S1 CORPORATION (KOREA)                                                                                     41,585
         23,578   SALESFORCE.COM INCORPORATED+<<                                                                            660,184
         22,367   SAP AG                                                                                                    715,587
         16,451   SATYAM COMPUTER SERVICES LIMITED<<                                                                         21,386
          7,200   SECURITAS AB                                                                                               49,997
          5,403   SECURITAS SYSTEMS AB CLASS B                                                                                3,773
          7,640   SEEK LIMITED                                                                                               12,595
            117   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                           105,569
        197,500   SHENZHEN INTERNATIONAL HOLDINGS                                                                             7,919
          1,020   SHREE CEMENT LIMITED                                                                                       11,094
          4,000   SIA ENGINEERING COMPANY                                                                                     4,744
          8,000   SINGAPORE AIRPORT TERMINAL SERVICES LIMITED                                                                 6,209
         44,000   SINGAPORE EXCHANGE LIMITED                                                                                126,841
              4   SO-NET ENTERTAINMENT CORPORATION                                                                            7,605
            414   SOFTWARE AG                                                                                                25,913
          3,200   SOHGO SECURITY SERVICES COMPANY LIMITED                                                                    26,107
         39,900   SONICWALL INCORPORATED+                                                                                   176,358
         34,151   SOTHEBY'S HOLDINGS INCORPORATED<<                                                                         229,153
         37,863   SPHERION CORPORATION+                                                                                      46,571
          2,700   SQUARE ENIX COMPANY LIMITED                                                                                47,881
          7,000   STELLA INTERNATIONAL                                                                                        7,797
            900   SUMISHO COMPUTER SYSTEMS                                                                                    9,703
          7,000   SUMITOMO WAREHOUSE COMPANY LIMITED                                                                         24,920
        184,227   SUN MICROSYSTEMS INCORPORATED+<<                                                                          862,182
         30,500   SWIRE PACIFIC LIMITED                                                                                     187,350
            544   SXC HEALTH SOLUTIONS CORPORATION+                                                                          10,540
         42,711   SYBASE INCORPORATED+                                                                                    1,160,885
         33,700   SYNOPSYS INCORPORATED+                                                                                    627,831
         24,000   TAIWAN SECOM                                                                                               32,036
         39,843   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                               246,628
          1,006   TELEPERFORMANCE                                                                                            27,665
         19,735   TELETECH HOLDINGS INCORPORATED+                                                                           170,905
        453,865   TELMEX INTERNACIONAL SAB DE CV                                                                            175,824
            863   TEMENOS GROUP AG+                                                                                           8,069
          1,300   TEMP HOLDINGS COMPANY LIMITED                                                                               7,020
         21,069   THE BRINK'S COMPANY                                                                                       502,917
            187   THOMSON REUTERS ADR<<                                                                                      23,246
         50,350   THQ INCORPORATED+                                                                                         125,875
        140,507   TIBCO SOFTWARE INCORPORATED+<<                                                                            678,649
            800   TKC AS                                                                                                     16,431
            600   TOKYU LIVABLE INCORPORATED                                                                                  2,372
         18,042   TOMKINS PLC                                                                                                28,986
            929   TOMTOM NV+                                                                                                  3,288
          1,700   TOPPAN FORMS COMPANY LIMITED                                                                               18,372
         49,457   TOTAL SYSTEM SERVICES INCORPORATED                                                                        622,169

                  Wells Fargo Advantage Master Portfolios 103


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
BUSINESS SERVICES (continued)
          7,809   TOWER AUSTRALIA GROUP LIMITED                                                                    $         10,559
         10,500   TOYOTA TSUSHO CORPORATION                                                                                  84,800
          1,300   TRANSCOSMOS INCORPORATED                                                                                    6,885
          1,810   TRAVIS PERKINS PLC                                                                                          8,387
        246,102   UNISYS CORPORATION+                                                                                        88,597
         60,603   UNITED ONLINE INCORPORATED                                                                                282,410
            876   USG PEOPLE NV                                                                                               7,207
         47,409   VALUECLICK INCORPORATED+                                                                                  297,254
         45,500   VERISIGN INCORPORATED+<<                                                                                  879,515
         14,813   VIAD CORPORATION                                                                                          208,863
          1,430   VIOHALCO SA                                                                                                 6,045
         25,142   VISA INCORPORATED                                                                                       1,425,803
          9,734   VMWARE INCORPORATED+<<                                                                                    202,078
         24,165   WEBSENSE INCORPORATED+                                                                                    269,681
         58,500   WHARF HOLDINGS LIMITED                                                                                    122,202
         57,747   WIND RIVER SYSTEMS INCORPORATED+                                                                          435,990
             13   WORKS APPLICATIONS COMPANY LIMITED                                                                          5,235
          1,726   WS ATKINS PLC                                                                                              11,238
         72,250   YAHOO! INCORPORATED+<<                                                                                    955,868
            658   YAHOO! JAPAN CORPORATION                                                                                  188,222
            700   ZENRIN COMPANY LIMITED                                                                                      6,285
                                                                                                                         74,274,182
                                                                                                                   ----------------
CASINO & GAMING: 0.04%
         20,809   MGM MIRAGE<<+                                                                                              72,832
         16,100   PENN NATIONAL GAMING INCORPORATED+                                                                        307,349
        110,000   SJM HOLDINGS LIMITED+                                                                                      24,500
          3,699   WYNN RESORTS LIMITED+<<                                                                                    77,494
                                                                                                                            482,175
                                                                                                                   ----------------
CHEMICALS: 0.00%
          6,628   GODREJ INDUSTRIES LIMITED                                                                                   7,270
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS: 8.88%
         87,894   ABBOTT LABORATORIES                                                                                     4,160,902
          2,884   ACTELION LIMITED+                                                                                         136,389
          4,400   ADEKA CORPORATION                                                                                          23,869
          3,900   AGRIUM INCORPORATED                                                                                       135,406
          2,800   AICA KOGYO COMPANY LIMITED                                                                                 23,889
          6,675   AIR LIQUIDE SA                                                                                            487,090
         11,340   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     524,475
          7,000   AIR WATER INCORPORATED                                                                                     59,210
          6,155   AKZO NOBEL NV                                                                                             215,077
         21,501   ALBEMARLE CORPORATION                                                                                     416,044
         41,032   ALEXION PHARMACEUTICALS INCORPORATED+                                                                   1,403,294
         50,601   ALKERMES INCORPORATED+                                                                                    510,058
            285   AMOREPACIFIC CORPORATION                                                                                  101,574
          3,400   ARISAWA MANUFACTURING COMPANY LIMITED                                                                      10,490
         60,000   ASAHI KASEI CORPORATION                                                                                   190,640
          3,000   ASAHI ORGANIC CHEMICALS INDUSTRY COMPANY LIMITED                                                            8,485
         21,800   ASTELLAS PHARMA INCORPORATED                                                                              723,399
         37,106   ASTRAZENECA PLC                                                                                         1,176,694
            734   ATRIUM INNOVATIONS INCORPORATED+                                                                            8,649
         23,600   AVERY DENNISON CORPORATION                                                                                475,540
         23,487   BASF AG                                                                                                   647,394
         20,600   BATU KAWAN BHD                                                                                             43,696

                  104 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
CHEMICALS & ALLIED PRODUCTS (continued)
         16,407   BIOGEN IDEC INCORPORATED+                                                                        $        755,378
         52,488   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                   629,856
          2,900   BIOVAIL CORPORATION                                                                                        30,819
         85,925   BRISTOL-MYERS SQUIBB COMPANY                                                                            1,581,879
            300   C UYEMURA & COMPANY LIMITED                                                                                 4,427
         38,799   CABOT CORPORATION                                                                                         406,614
          3,906   CARDIOME PHARMA CORPORATION+                                                                               15,597
         34,586   CELANESE CORPORATION CLASS A                                                                              295,364
         13,179   CF INDUSTRIES HOLDINGS INCORPORATED                                                                       847,805
         15,956   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                    395,709
            725   CHEMRING GROUP PLC                                                                                         22,549
        181,366   CHEMTURA CORPORATION                                                                                       61,664
         64,000   CHINA AGRI-INDUSTRIES HOLDINGS LIMITED+                                                                    28,652
         90,100   CHINA PETROCHEMICAL DEVELOPMENT CORPORATION                                                                15,138
         16,000   CHINA PHARMACEUTICAL GROUP LIMITED+                                                                         5,650
          9,000   CHINA STEEL CHEMICAL CORPORATION                                                                           13,573
          1,377   CHRISTIAN DIOR SA                                                                                          68,451
         11,400   CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                     193,785
          2,000   CHUGOKU MARINE PAINTS LIMITED                                                                              12,952
         16,237   CHURCH & DWIGHT COMPANY INCORPORATED                                                                      794,314
          1,409   CIBA HOLDINGS AG+                                                                                          59,378
            645   CIECH SA                                                                                                    2,916
          4,697   CLARIANT AG                                                                                                17,510
         32,100   CLOROX COMPANY                                                                                          1,560,060
         29,172   COLGATE-PALMOLIVE COMPANY<<                                                                             1,755,571
          2,856   CRODA INTERNATIONAL                                                                                        19,874
         26,998   CSL LIMITED                                                                                               624,369
         30,172   CUBIST PHARMACEUTICALS INCORPORATED+<<                                                                    428,744
         24,485   CYTEC INDUSTRIES INCORPORATED                                                                             377,069
         16,000   DAICEL CHEMICAL INDUSTRIES LIMITED                                                                         55,618
         30,500   DAIICHI SANKYO COMPANY LIMITED                                                                            490,011
          4,000   DAINICHISEIKA COLOR & CHEMICALS MANUFACTURING COMPANY LIMITED                                               8,934
         25,000   DAINIPPON INK & CHEMICALS INCORPORATED                                                                     35,086
          6,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                  49,583
          4,000   DAISO COMPANY LIMITED                                                                                       8,746
          1,106   DC CHEMICAL COMPANY LIMITED                                                                               152,018
         23,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                        37,137
         39,144   DOW CHEMICAL COMPANY                                                                                      280,271
          8,129   DR. REDDYS LABORATORIES LIMITED                                                                            61,586
            500   EARTH CHEMICAL COMPANY LIMITED                                                                             13,522
         16,367   EASTMAN CHEMICAL COMPANY                                                                                  336,178
         40,738   ECOLAB INCORPORATED                                                                                     1,294,654
         39,291   EI DU PONT DE NEMOURS & COMPANY                                                                           737,099
         12,200   EISAI COMPANY LIMITED                                                                                     373,769
         10,917   ELAN CORPORATION PLC+                                                                                      69,105
          9,136   ELEMENTIS PLC                                                                                               4,527
         42,200   ELI LILLY & COMPANY                                                                                     1,239,836
         25,721   ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                             582,581
         53,336   ETERNAL CHEMICAL COMPANY LIMITED                                                                           23,719
          1,500   FANCL CORPORATION                                                                                          17,162
         30,314   FERRO CORPORATION                                                                                          44,562
         20,000   FIBRECHEM TECHNOLOGIES LIMITED(a)                                                                           1,327
         17,340   FMC CORPORATION                                                                                           701,056
        339,000   FORMOSA CHEMICALS & FIBRE CORPORATION                                                                     338,201
        383,000   FORMOSA PLASTICS CORPORATION                                                                              518,365
          4,573   FRESENIUS KABI PHARMACEUTICALS HOLDING INCORPORATED+                                                        1,418

                  Wells Fargo Advantage Master Portfolios 105


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
CHEMICALS & ALLIED PRODUCTS (continued)
          1,818   FRUTAROM INDUSTRIES LIMITED                                                                      $         11,104
          1,000   FUJIMI INCORPORATED                                                                                        11,874
          4,000   FUSO PHARMACEUTICAL INDUSTRIES LIMITED                                                                     10,318
         26,603   GENENTECH INCORPORATED+                                                                                 2,275,887
         15,253   GENZYME CORPORATION+                                                                                      929,365
         52,002   GILEAD SCIENCES INCORPORATED+                                                                           2,329,690
            147   GIVAUDAN SA                                                                                                84,731
        145,716   GLAXOSMITHKLINE PLC                                                                                     2,210,051
          1,272   H LUNDBECK AS                                                                                              27,009
          6,373   HANWHA CHEMICAL CORPORATION                                                                                28,263
          2,759   HENKEL KGAA                                                                                                59,110
          4,406   HENKEL KGAA PREFERRED                                                                                     103,592
          2,070   HIKMA PHARMACEUTICALS PLC                                                                                  11,079
          3,500   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                             105,702
          5,100   HITACHI CHEMICAL COMPANY LIMITED                                                                           50,953
            827   HONAM PETROCHEMICAL CORPORATION                                                                            24,871
         20,940   HUNTSMAN CORPORATION                                                                                       55,282
         31,316   IDEXX LABORATORIES INCORPORATED+<<                                                                        942,612
         36,917   IMMUCOR INCORPORATED+                                                                                     828,417
         63,624   INCITEC PIVOT LIMITED                                                                                      86,676
            815   INTERCELL AG+                                                                                              23,518
         16,772   INTERMUNE INCORPORATED+<<                                                                                 252,419
         19,715   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           518,702
         40,705   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                             914,641
            346   IPSEN                                                                                                      13,176
        363,121   IRPC PCL                                                                                                   18,597
         10,000   ISHIHARA SANGYO KAISHA LIMITED                                                                              5,791
         37,248   ISRAEL CHEMICALS LIMITED                                                                                  278,393
          5,585   JOHNSON MATTHEY PLC                                                                                        77,555
          8,600   JSR CORPORATION                                                                                           100,941
          5,054   JUBILANT ORGANOSYS LIMITED                                                                                 10,727
          3,175   K+S AG                                                                                                    141,053
          4,000   KAKEN PHARMACEUTICAL COMPANY LIMITED                                                                       37,879
        368,000   KALBE FARMA TBK PT                                                                                         19,645
         14,000   KANEKA CORPORATION                                                                                         67,942
         11,000   KANSAI PAINT COMPANY LIMITED                                                                               56,677
         24,000   KAO CORPORATION                                                                                           456,100
            469   KCC CORPORATION                                                                                            85,778
          1,400   KEMIRA OYJ                                                                                                  8,549
         61,640   KING PHARMACEUTICALS INCORPORATED+                                                                        452,438
         20,500   KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                       33,180
          2,000   KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                      43,479
          1,500   KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                                   49,474
          4,164   KONINKLIJKE DSM NV                                                                                         95,162
          2,000   KYORIN COMPANY LIMITED                                                                                     24,758
         15,000   KYOWA HAKKO KOGYO COMPANY LIMITED                                                                         115,874
          8,346   LA SEDA DE BARCELONA SA+                                                                                    4,595
          1,898   LANXESS                                                                                                    28,152
         28,000   LEE CHANG YUNG CHEMICAL INDUSTRY CORPORATION                                                               16,551
            756   LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                                 73,323
         39,906   LIFE TECHNOLOGIES CORPORATION+<<                                                                        1,163,260
          2,600   LINTEC CORPORATION                                                                                         29,028
         11,000   LION CORPORATION                                                                                           55,257
          1,076   LONZA GROUP AG                                                                                            103,226
         16,541   LUBRIZOL CORPORATION                                                                                      454,712
         14,828   MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                         48,208

                  106 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
CHEMICALS & ALLIED PRODUCTS (continued)
            900   MANDOM CORPORATION                                                                               $         15,249
         16,928   MARTEK BIOSCIENCES CORPORATION+<<                                                                         317,061
         67,967   MEDAREX INCORPORATED+                                                                                     265,751
         26,616   MEDICINES COMPANY+                                                                                        326,578
         44,075   MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                              497,166
         92,313   MERCK & COMPANY INCORPORATED                                                                            2,233,975
          1,577   MERCK KGAA                                                                                                117,995
          2,200   METHANEX CORPORATION                                                                                       16,169
            400   MILBON COMPANY LIMITED                                                                                      8,827
          9,677   MINERALS TECHNOLOGIES INCORPORATED                                                                        289,536
          2,500   MIRACA HOLDINGS INCORPORATED                                                                               51,939
         60,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                  203,798
         21,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                               82,213
         31,000   MITSUI CHEMICALS INCORPORATED                                                                              65,925
         31,108   MONSANTO COMPANY                                                                                        2,372,607
            300   MURAMOTO ELECTRON THAILAND PCL                                                                                723
         75,397   MYLAN LABORATORIES INCORPORATED<<+                                                                        937,185
         31,219   NALCO HOLDING COMPANY                                                                                     354,960
        519,000   NAN YA PLASTICS CORPORATION                                                                               489,450
         29,761   NBTY INCORPORATED+                                                                                        442,546
          1,100   NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                                   31,153
          2,000   NIHON PARKERIZING COMPANY LIMITED                                                                          17,736
          4,000   NIPPON CHEMICAL INDUSTRIAL COMPANY LIMITED                                                                  6,006
          8,000   NIPPON KAYAKU COMPANY LIMITED                                                                              35,628
          9,000   NIPPON PAINT COMPANY LIMITED                                                                               32,566
          2,000   NIPPON SHINYAKU COMPANY LIMITED                                                                            18,993
          6,000   NIPPON SHOKUBAI COMPANY LIMITED                                                                            36,997
          5,000   NIPPON SODA COMPANY LIMITED                                                                                14,214
          8,000   NISSAN CHEMICAL INDUSTRIES LIMITED                                                                         52,369
          6,900   NITTO DENKO CORPORATION                                                                                   124,375
          6,000   NOF CORPORATION                                                                                            20,434
          1,400   NOVA CHEMICALS CORPORATION                                                                                  7,736
         62,407   NOVARTIS AG                                                                                             2,276,814
         11,990   NOVO NORDISK AS CLASS B                                                                                   583,834
          4,727   NUFARM LIMITED                                                                                             30,341
          3,467   NUPLEX INDUSTRIES LIMITED                                                                                   2,108
         53,743   OLIN CORPORATION                                                                                          561,077
            289   OMEGA PHARMA SA                                                                                             7,676
          5,000   ONO PHARMACEUTICAL COMPANY LIMITED                                                                        231,458
         29,328   ONYX PHARMACEUTICALS INCORPORATED+                                                                        879,547
         33,660   ORIENTAL UNION CHEMICAL CORPORATION                                                                        12,882
            844   ORION OYJ                                                                                                  13,018
         13,344   OSI PHARMACEUTICALS INCORPORATED+<<                                                                       455,030
         27,049   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                360,293
         31,057   PAREXEL INTERNATIONAL CORPORATION+                                                                        284,793
            173   PAZ OIL COMPANY LIMITED                                                                                    14,558
         61,455   PDL BIOPHARMA INCORPORATED<<                                                                              360,741
         44,645   PERRIGO COMPANY                                                                                           896,918
          2,943   PETKIM PETROKIMYA HOLDING SA                                                                                6,920
        294,348   PFIZER INCORPORATED                                                                                     3,623,424
         14,441   PHARMERICA CORPORATION+<<                                                                                 242,320
          6,928   PPG INDUSTRIES INCORPORATED                                                                               215,184
         17,402   PRAXAIR INCORPORATED                                                                                      987,564
        169,382   PROCTER & GAMBLE COMPANY                                                                                8,159,131
         37,894   PT TEMPO SCAN PACIFIC TBK                                                                                   1,408
          5,400   PTT CHEMICAL PCL                                                                                            4,359

                  Wells Fargo Advantage Master Portfolios 107


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
CHEMICALS & ALLIED PRODUCTS (continued)
         20,400   PTT CHEMICAL PCL ADR                                                                             $         16,468
          3,917   PZ CUSSONS PLC                                                                                              9,303
         18,964   RANBAXY LABORATORIES LIMITED                                                                               58,690
         15,576   RECKITT BENCKISER GROUP                                                                                   596,024
          6,569   RECORDATI SPA                                                                                              33,563
         43,421   RELIANCE INDUSTRIES LIMITED                                                                             1,058,276
          2,099   RHODIA SA                                                                                                   7,185
            638   RICHTER GEDEON PLC                                                                                         65,887
             44   RIETER HOLDING AG                                                                                           4,798
          5,000   ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                       52,993
        101,510   RPM INTERNATIONAL INCORPORATED                                                                          1,100,368
          3,000   SAKAI CHEMICAL INDUSTRY COMPANY LIMITED                                                                     8,369
         17,536   SANOFI-AVENTIS SA                                                                                         901,298
         17,805   SANOFI-AVENTIS SA ADR<<                                                                                   456,164
          3,200   SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                      87,711
          3,000   SANYO CHEMICAL INDUSTRIES LIMITED                                                                          15,257
            700   SAWAI PHARMACEUTICAL COMPANY LIMITED                                                                       34,175
         93,083   SCHERING-PLOUGH CORPORATION                                                                             1,618,713
          1,400   SEIKAGAKU CORPORATION                                                                                      14,753
         36,962   SENSIENT TECHNOLOGIES CORPORATION                                                                         746,632
          1,319   SGL CARBON AG+                                                                                             29,160
         18,400   SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                        819,198
         14,000   SHIONOGI & COMPANY LIMITED                                                                                227,346
         13,447   SHIRE LIMITED                                                                                             159,423
            333   SHISEIDO COMPANY LIMITED                                                                                    4,795
         56,000   SHOWA DENKO KK                                                                                             65,983
          9,866   SIDI KERIR PETROCHEMCIALS COMPANY                                                                          14,256
         43,014   SIGMA PHARMACEUTICALS LIMITED                                                                              28,818
         25,044   SIGMA-ALDRICH CORPORATION                                                                                 894,071
        114,000   SINOCHEM HONG KONG HOLDING LIMITED                                                                         51,372
         21,455   SMITH & NEPHEW PLC                                                                                        152,040
          6,981   SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                             198,856
          1,361   SOLVAY SA                                                                                                  77,023
          2,000   SSP COMPANY LIMITED                                                                                        11,177
            700   ST CORPORATION                                                                                              6,760
          1,198   STADA ARZNEIMITTEL AG                                                                                      20,038
         23,625   STERLITE INDUSTRIES INDIA LIMITED ADR                                                                      69,648
            700   SUMIDA ELECTRIC                                                                                            12,807
          7,000   SUMITOMO BAKELITE COMPANY LIMITED                                                                          28,457
         70,000   SUMITOMO CHEMICAL COMPANY LIMITED                                                                         210,411
          2,280   SYMRISE AG                                                                                                 20,859
          2,476   SYNGENTA AG                                                                                               529,313
         54,000   TAIWAN FERTILIZER COMPANY LIMITED                                                                          81,092
         14,000   TAIYO NIPPON SANSO CORPORATION                                                                             87,865
          3,000   TAKASAGO INTERNATIONAL CORPORATION                                                                         14,639
         32,500   TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                   1,312,669
          9,000   TANABE SEIYAKU COMPANY LIMITED                                                                            107,630
         23,897   TERRA INDUSTRIES INCORPORATED                                                                             616,304
            332   TESSENDERLO CHEMIE NV                                                                                       9,737
         26,351   TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                                  1,172,890
         48,885   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                              2,179,293
        611,100   THAI PETROCHEM                                                                                             31,297
          8,094   THE MOSAIC COMPANY                                                                                        348,447
         72,700   TITAN CHEMICALS CORPORATION                                                                                11,752
         11,000   TOAGOSEI COMPANY LIMITED                                                                                   24,716
          9,000   TOKAI CARBON COMPANY LIMITED                                                                               28,226

                  108 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
CHEMICALS & ALLIED PRODUCTS (continued)
         11,000   TOKUYAMA CORPORATION                                                                             $         57,667
          1,900   TOKYO OHKA KOKYO                                                                                           24,744
         22,000   TOSOH CORPORATION                                                                                          33,297
         10,000   TOYO INK MANUFACTURING COMPANY LIMITED                                                                     17,951
          3,609   TRANSPORTADORA DE GAS DEL SUR SA<<                                                                          7,038
          3,000   TSUMURA & COMPANY                                                                                          83,206
         13,969   TURK SISE VE CAM FABRIKALARI AS                                                                             7,820
         45,000   UBE INDUSTRIES LIMITED JAPAN                                                                               71,049
          2,614   UCB SA                                                                                                     71,917
        161,000   UNILEVER INDONESIA TBK PT                                                                                 107,549
         12,465   UNITED THERAPEUTICS CORPORATION+<<                                                                        836,526
         59,221   USEC INCORPORATED<<+                                                                                      297,882
         72,507   VALSPAR CORPORATION<<                                                                                   1,210,867
         34,853   VERTEX PHARMACEUTICALS INCORPORATED+                                                                    1,053,606
          3,441   VICTREX PLC                                                                                                23,533
            357   WACKER CHEMIE AG                                                                                           22,146
         30,030   WR GRACE & COMPANY+                                                                                       168,168
         58,291   WYETH                                                                                                   2,379,439
          8,000   ZEON CORPORATION                                                                                           21,224
         10,954   ZEP INCORPORATED                                                                                           86,646
          1,000   ZERIA PHARMACEUTICAL COMPANY LIMITED                                                                       10,371
                                                                                                                         98,886,247
                                                                                                                   ----------------
COAL MINING: 0.50%
         16,549   ALPHA NATURAL RESOURCES INCORPORATED+                                                                     304,502
         33,408   ARCH COAL INCORPORATED                                                                                    464,371
         57,015   BHP BILLITON PLC                                                                                          888,571
      1,458,858   BUMI RESOURCES TBK PT                                                                                      89,886
         11,459   CENTENNIAL COAL COMPANY LIMITED                                                                            12,545
        286,962   CHINA COAL ENERGY COMPANY                                                                                 172,741
        269,500   CHINA SHENHUA ENERGY COMPANY LIMITED                                                                      520,774
          9,984   CONSOL ENERGY INCORPORATED                                                                                272,064
            621   CUDECO LIMITED+                                                                                               652
          4,256   FELIX RESOURCES LIMITED                                                                                    18,155
         23,533   FOUNDATION COAL HOLDINGS INCORPORATED                                                                     378,411
         94,000   FUSHAN INTERNATIONAL ENERGY GROUP LIMITED+                                                                 21,841
          2,693   GLOUCESTER COAL LIMITED                                                                                     8,259
         32,000   HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED                                                           7,912
        106,000   INDIKA ENERGY TBK PT+                                                                                      13,164
         29,000   INDO TAMBANGRAYA MEGAH PT                                                                                  22,655
         80,710   INTERNATIONAL COAL GROUP INCORPORATED+<<                                                                  131,557
          5,272   KUMBA IRON ORE LIMITED                                                                                     83,562
          4,158   MACARTHUR COAL LIMITED                                                                                      6,469
         18,701   MASSEY ENERGY COMPANY<<                                                                                   215,997
          6,099   MINERAL DEPOSIT LIMITED+                                                                                    2,707
          4,901   NEYVELI LIGNITE CORPORATION LIMITED                                                                         6,775
         26,287   PATRIOT COAL CORPORATION+<<                                                                                95,948
         14,920   PEABODY ENERGY CORPORATION                                                                                353,156
         22,153   PENN VIRGINIA CORPORATION                                                                                 306,819
        149,000   PT ASTRA INTERNATIONAL INCORPORATED                                                                       138,460
         60,500   PT TAMBANG BATUBARA BUKIT ASAM TBK                                                                         35,899
         34,484   SASOL LIMITED                                                                                             860,000
         10,399   SINO GOLD MINING LIMITED+                                                                                  34,524
         22,000   STRAITS ASIA RESOURCES LIMITED                                                                             11,231
          2,322   UK COAL PLC+                                                                                                3,542
          5,002   WHITEHAVEN COAL LIMITED                                                                                     5,055
        146,000   YANZHOU COAL MINING COMPANY LIMITED                                                                        82,497
                                                                                                                          5,570,701
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 109


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
COMMERCIAL SERVICES: 0.00%
          4,000   PARK24 COMPANY LIMITED                                                                           $         27,193
                                                                                                                   ----------------
COMMUNICATION & INFORMATION: 0.01%
         28,919   WPP PLC                                                                                                   150,036
                                                                                                                   ----------------
COMMUNICATIONS: 4.86%
         20,800   ADVANCED INFO SERVICE PCL                                                                                  45,991
         53,900   ADVANCED INFO SERVICE PCL THB                                                                             119,177
          2,110   AGORA SA                                                                                                    6,353
            800   AIPHONE COMPANY LIMITED                                                                                    13,789
         52,858   ALCATEL SA                                                                                                 69,391
          2,211   ALVARION LIMITED+                                                                                           6,492
      1,242,457   AMERICA MOVIL SA DE CV                                                                                  1,583,460
         11,397   AMERICA MOVIL SA DE CV CLASS A                                                                             14,218
         22,179   AMERICAN TOWER CORPORATION CLASS A+                                                                       645,852
         16,378   ANIXTER INTERNATIONAL INCORPORATED+<<                                                                     481,677
          1,425   ANTENA 3 DE TELEVISION SA                                                                                   5,938
         10,007   APN NEWS & MEDIA LIMITED                                                                                    7,488
          1,753   ARNOLDO MONDADORI EDITORE SPA                                                                               5,262
          1,300   ASATSU-DK INCORPORATED                                                                                     24,532
         87,800   ASTRO ALL ASIA NETWORKS PLC                                                                                46,933
        259,444   AT&T INCORPORATED                                                                                       6,166,984
         15,840   AUSTAR UNITED COMMUNICATIONS LIMITED+                                                                       8,127
         20,100   BCE INCORPORATED                                                                                          392,299
          3,872   BELGACOM SA                                                                                               126,030
          1,269   BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                            25,426
         73,300   BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                       110,597
         56,851   BHARTI AIRTEL LIMITED+                                                                                    699,209
          4,800   BRASIL TELECOM PARTICIPACOES SA                                                                           121,335
         38,559   BRIGHTPOINT INCORPORATED+                                                                                 151,151
         26,271   BRITISH SKY BROADCASTING PLC                                                                              175,121
        190,786   BT GROUP PLC                                                                                              243,747
         63,027   CABLE & WIRELESS PLC                                                                                      123,342
         54,546   CABLEVISION SYSTEMS CORPORATION                                                                           708,553
        276,700   CARSO GLOBAL TELECOM SA DE CV+                                                                            726,724
         24,914   CENTURYTEL INCORPORATED<<                                                                                 655,986
         46,971   CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                        1,468
        188,000   CHINA MOBILE LIMITED                                                                                    1,633,366
      1,108,000   CHINA TELECOM CORPORATION LIMITED                                                                         371,736
        439,490   CHUNGHWA TELECOM COMPANY LIMITED                                                                          676,623
        173,286   CINCINNATI BELL INCORPORATED+                                                                             287,655
            350   CITIC 1616 HOLDINGS LIMITED                                                                                    50
            394   COGECO CABLE INCORPORATED                                                                                   9,734
          4,296   COLT TELECOM GROUP SA+                                                                                      4,931
        109,409   COMCAST CORPORATION CLASS A                                                                             1,428,882
         46,800   COMCAST CORPORATION CLASS A SPECIAL (NON VOTING)<<                                                        568,620
         11,025   COMPAL COMMUNICATIONS INCORPORATED                                                                          7,093
          1,591   CORUS ENTERTAINMENT INCORPORATED CLASS B                                                                   16,508
         56,359   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                   988,537
         11,274   CTC MEDIA INCORPORATED+                                                                                    38,783
         11,824   CYBERTAN TECHNOLOGY INCORPORATED                                                                            8,309
          6,541   CYFROWY POLSAT SA                                                                                          24,020
         36,622   D-LINK CORPORATION                                                                                         19,887
          5,648   DAILY MAIL & GENERAL TRUST CLASS A NV                                                                      20,031
          1,000   DAIMEI TELECOM ENGINEERING CORPORATION                                                                      8,019
          2,000   DENKI KOGYO COMPANY LIMITED                                                                                11,043
         76,104   DEUTSCHE TELEKOM AG                                                                                       915,051

                  110 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
COMMUNICATIONS (continued)
         20,200   DIGI.COM BHD                                                                                     $        114,177
         30,609   DIRECTV GROUP INCORPORATED<<+                                                                             610,343
         48,991   DISH NETWORK CORPORATION+                                                                                 551,149
         11,582   DISH TV INDIA LIMITED+                                                                                      5,426
         22,630   ECHOSTAR CORPORATION+<<                                                                                   370,679
          1,150   EGYPTIAN COMPANY FOR MOBILE SERVICES                                                                       28,117
          3,350   ELISA OYJ                                                                                                  42,871
         35,526   EMBARQ CORPORATION                                                                                      1,242,344
          9,059   EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                  98,286
          1,800   ENIRO AB                                                                                                    1,215
         16,966   EQUINIX INCORPORATED+<<                                                                                   787,392
          2,126   EUTELSAT COMMUNICATIONS+                                                                                   43,662
         87,472   EXTREME NETWORKS+                                                                                         124,210
         58,540   FAIRFAX MEDIA LIMITED(a)                                                                                   32,567
          1,757   FAIRPOINT COMMUNICATIONS INCORPORATED<<                                                                     3,462
        156,723   FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                            151,391
            325   FASTWEB+                                                                                                    7,571
         37,303   FRANCE TELECOM SA                                                                                         833,636
         11,057   FRANCE TELECOM SA ADR                                                                                     248,230
          2,070   GLOBE TELECOM INCORPORATED                                                                                 32,910
        190,802   GRUPO TELEVISA SA                                                                                         464,790
         15,586   GTL INFRASTRUCTURE LIMITED+                                                                                 8,658
          5,840   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                                75,718
          2,000   HITACHI KOKUSAI ELECTRIC INCORPORATED                                                                      11,028
          8,346   HURRIYET GAZETECILIK VE MATBAACILIK AS                                                                      2,246
         15,552   IAC INTERACTIVECORP+                                                                                      232,191
         98,373   IDEA CELLULAR LIMITED+                                                                                     89,064
          5,123   INDEPENDENT NEWS & MEDIA PLC                                                                                  974
         10,209   INMARSAT PLC                                                                                               62,575
         65,116   ITV PLC                                                                                                    22,892
         23,327   J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                    436,915
          4,000   JAPAN RADIO COMPANY LIMITED                                                                                 4,773
            146   JUPITER TELECOMMUNICATIONS COMPANY LIMITED                                                                115,712
            137   KDDI CORPORATION                                                                                          717,699
          3,000   KEPPEL TELECOMMUNICATIONS & TRANSPORTATION LIMITED                                                          1,400
         19,114   KINGSTON COMMUNICATIONS (HULL) PLC                                                                          4,427
          8,039   KT CORPORATION                                                                                            195,367
          6,260   KT FREETEL COMPANY LIMITED                                                                                111,081
          2,900   LAGARDERE SCA                                                                                              93,863
         11,794   LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                               319,735
          7,535   LIBERTY GLOBAL INCORPORATED+                                                                               89,591
          7,710   LIBERTY GLOBAL INCORPORATED SERIES A+                                                                      94,602
          1,305   M6 METROPOLE TELEVISION                                                                                    16,995
         36,088   MAGYAR TELEKOM PLC                                                                                         82,976
          8,074   MAHANAGAR TELEPHONE NIGAM LIMITED                                                                          10,009
          1,345   MANITOBA TELECOM SERVICES INCORPORATED                                                                     37,320
         20,000   MATSUNICHI COMMUNICATION HOLDINGS LIMITED                                                                   9,773
         16,118   MEDIASET SPA                                                                                               71,527
         21,400   MOBILONE LIMITED                                                                                           21,483
            705   MOBISTAR SA                                                                                                43,404
          5,673   MPHASIS LIMITED                                                                                            18,505
         81,228   MTN GROUP LIMITED                                                                                         687,891
          4,226   MULTIMEDIA POLSKA SA                                                                                        6,729
         18,645   NEUSTAR INCORPORATED CLASS A+                                                                             288,811
          4,405   NICE SYSTEMS LIMITED+                                                                                      92,275
         38,772   NII HOLDINGS INCORPORATED+                                                                                496,669

                  Wells Fargo Advantage Master Portfolios 111


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
COMMUNICATIONS (continued)
         20,300   NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                         $        868,017
            437   NTT DOCOMO INCORPORATED                                                                                   680,767
         30,114   NTT DOCOMO INCORPORATED ADR<<                                                                             462,852
              6   OKINAWA CELLULAR TELEPHONE COMPANY                                                                         10,769
         30,272   ORASCOM TELECOM HOLDING SAE                                                                               100,464
          5,768   PARTNER COMMUNICATIONS                                                                                     83,505
        161,000   PCCW LIMITED                                                                                               74,568
          5,650   PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                                248,656
         68,000   PILIPINO TELEPHONE CORPORATION                                                                              9,272
         11,676   PORTUGAL TELECOM SGPS SA                                                                                   94,670
         43,056   POWER GRID CORPORATION OF INDIA LIMITED                                                                    80,124
            786   PROSIEBENSAT.1 MEDIA AG                                                                                     1,386
        153,500   PT INDONESIAN SATELLITE CORPORATION TBK                                                                    53,147
          4,342   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA                                            20,626
          2,644   PUBLICIS GROUPE                                                                                            61,201
        347,400   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                       1,177,686
            296   RAKUTEN INCORPORATED                                                                                      152,313
         18,869   RCN CORPORATION+                                                                                           80,948
         14,143   REED ELSEVIER NV                                                                                          157,140
         27,903   REED ELSEVIER PLC                                                                                         208,450
         32,828   RELIANCE COMMUNICATIONS LIMITED++                                                                          99,787
         37,034   RENTOKIL INITIAL PLC                                                                                       25,014
         11,600   ROGERS COMMUNICATIONS INCORPORATED                                                                        272,812
         44,557   ROYAL KPN NV                                                                                              570,055
            543   RTL GROUP                                                                                                  19,409
        379,400   SAMART CORPORATION PCL                                                                                     54,389
         19,485   SAVVIS INCORPORATED+<<                                                                                    109,311
         27,286   SBA COMMUNICATIONS CORPORATION+                                                                           567,003
            259   SEAT PAGINE GIALLE SPA                                                                                      1,650
          7,746   SES FDR                                                                                                   141,876
          9,300   SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                  137,431
        188,600   SHIN SATELLITE PCL+                                                                                        16,403
         33,937   SINCLAIR BROADCAST GROUP INCORPORATED                                                                      38,009
        315,100   SINGAPORE TELECOMMUNICATIONS LIMITED                                                                      495,919
          2,844   SK TELECOM COMPANY LIMITED                                                                                345,692
          4,812   SKY NETWORK TELEVISION LIMITED                                                                              9,287
             92   SKY PERFECT JSAT HOLDINGS INCORPORATED                                                                     35,946
          2,743   SOCIETE TELEVISION FRANCAISE 1                                                                             22,077
        121,868   SPRINT NEXTEL CORPORATION                                                                                 400,946
         19,000   STARHUB LIMITED                                                                                            24,669
            577   SWISSCOM AG                                                                                               172,831
        244,448   TAIWAN MOBILE COMPANY LIMITED                                                                             317,638
          3,567   TATA COMMUNICATIONS LIMITED                                                                                27,798
         26,492   TATA TELESERVICES MAHARASHTRA LIMITED+                                                                     12,137
            447   TDC AS                                                                                                     12,654
          8,554   TELE NORTE LESTE PARTICIPACOES SA                                                                         127,484
          7,556   TELE2 AB                                                                                                   55,825
          2,951   TELECOM ARGENTINA SA ADR+                                                                                  21,041
         83,143   TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                                100,773
         20,867   TELECOM EGYPT                                                                                              53,573
        148,477   TELECOM ITALIA RNC SPA                                                                                    141,210
        251,123   TELECOM ITALIA SPA                                                                                        305,240
         90,900   TELECOM MALAYSIA BHD                                                                                       83,929
            800   TELECOMUNICACOES DE SAO PAULO SA                                                                           11,776
          1,200   TELEFONAKTIEBOLAGET LM ERICSSON                                                                             9,853
         75,778   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                   613,778

                  112 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
COMMUNICATIONS (continued)
         39,044   TELEFONICA DEL PERU SAA+                                                                         $         28,468
        104,756   TELEFONICA SA                                                                                           1,927,939
        422,436   TELEFONOS DE MEXICO SA DE CV                                                                              292,072
          7,537   TELEKOM AUSTRIA AG                                                                                         98,083
         52,983   TELEKOMUNIKACJA POLSKA SA                                                                                 255,429
          1,578   TELEMAR NORTE LESTE SA                                                                                     30,585
          1,208   TELENET GROUP HOLDING NV+                                                                                  20,950
         17,800   TELENOR ASA                                                                                                91,537
         11,993   TELEPHONE & DATA SYSTEMS INCORPORATED                                                                     353,794
         54,651   TELIASONERA AB                                                                                            218,257
         14,101   TELKOM SOUTH AFRICA LIMITED                                                                               137,858
        157,031   TELSTRA CORPORATION LIMITED                                                                               353,897
          3,543   TELUS CORPORATION                                                                                          94,465
          3,600   TELUS CORPORATION (NON-VOTING)                                                                             90,042
         32,000   TENCENT HOLDINGS LIMITED                                                                                  182,814
         44,700   TIM PARTICIPACOES SA                                                                                       62,992
          5,886   TISCALI SPA+                                                                                                2,583
        113,400   TM INTERNATIONAL SDN BHD+                                                                                  91,807
          2,200   TOKYO BROADCASTING SYSTEM INCORPORATED                                                                     28,792
          2,973   TRINITY MIRROR PLC                                                                                          1,306
        262,500   TRUE CORPORATION PCL+                                                                                      10,784
        270,800   TT&T PCL+                                                                                                   3,983
         41,578   TURKCELL ILETISIM HIZMETLERI AS                                                                           205,892
            300   TV TOKYO CORPORATION                                                                                       12,676
         78,987   TW TELECOM INCORPORATED+<<                                                                                635,055
          5,563   UNITED BUSINESS MEDIA LIMITED                                                                              32,805
          2,393   UNITED INTERNET AG                                                                                         16,739
          3,380   UNITED STATES CELLULAR CORPORATION+                                                                       116,272
        124,924   VERIZON COMMUNICATIONS INCORPORATED                                                                     3,564,082
            341   VIACOM INCORPORATED+<<                                                                                      5,736
         29,868   VIVENDI SA                                                                                                710,108
         11,200   VIVO PARTICIPACOES SA(a)                                                                                  180,781
        947,632   VODAFONE GROUP PLC                                                                                      1,679,084
         39,382   VODAFONE GROUP PLC ADR                                                                                    699,031
          8,000   VTECH HOLDINGS LIMITED                                                                                     31,054
          2,451   WH SMITH PUBLIC LIMITED CORPORATION                                                                        11,751
        109,511   WINDSTREAM CORPORATION                                                                                    816,952
         11,533   YELL GROUP PLC                                                                                              3,399
         23,447   ZINWELL CORPORATION                                                                                        26,145
         18,635   ZYXEL COMMUNICATIONS CORPORATION                                                                            7,965
                                                                                                                         54,136,586
                                                                                                                   ----------------
COMPUTER SOFTWARE & SERVICES: 0.00%
          5,996   ROLTA INDIA LIMITED                                                                                        10,262
                                                                                                                   ----------------
COMPUTER TECHNOLOGIES: 0.03%
              6   INTERNET INITIATIVE JAPAN INCORPORATED                                                                      4,822
         21,356   METAVANTE TECHNOLOGIES INCORPORATED+                                                                      358,994
          1,378   UBISOFT ENTERTAINMENT+                                                                                     20,511
                                                                                                                            384,327
                                                                                                                   ----------------
COMPUTERS & OFFICE EQUIPMENT: 0.00%
        243,600   CALCOMP ELECTRONICS PCL THB                                                                                 8,152
                                                                                                                   ----------------

                  Wells Fargo Advantage Master Portfolios 113


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
CONSTRUCTION: 0.01%
         10,552   ANANT RAJ INDUSTRIES LIMITED                                                                     $          9,131
            489   BUDIMEX SA+                                                                                                 7,142
          2,324   GRASIM INDUSTRIES LIMITED                                                                                  61,929
         10,493   HOUSING & CONSTRUCTION HOLDINGS LIMITED                                                                     7,424
                                                                                                                             85,626
                                                                                                                   ----------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.24%
          1,497   BOSKALIS WESTMINSTER                                                                                       28,473
         12,011   CHEMED CORPORATION                                                                                        478,158
        158,000   CHINA RAILWAY CONSTRUCTION CORPORATION+                                                                   190,775
         34,961   EMCOR GROUP INCORPORATED+<<                                                                               538,749
            155   FLUGHAFEN WIEN AG                                                                                           4,206
        148,138   HKC HOLDINGS LIMITED                                                                                        8,733
         31,234   INSITUFORM TECHNOLOGY INCORPORATED+                                                                       380,430
         22,390   IRB INFRASTRUCTURE DEVELOPERS LIMITED                                                                      42,893
         10,239   IVRCL INFRASTRUCTURES & PROJECTS LIMITED                                                                   21,312
             11   KOBENHAVNS LUFTHAVNE                                                                                        1,714
          5,824   ORASCOM CONSTRUCTION INDUSTRIES                                                                           115,264
         45,584   QUANTA SERVICES INCORPORATED+<<                                                                           802,278
         63,108   STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                                   69,841
          1,110   WELLSTREAM HOLDINGS PLC+                                                                                    7,207
                                                                                                                          2,690,033
                                                                                                                   ----------------
CONSTRUCTION-JAPAN: 0.00%
          2,000   TAIHEI DENGYO KAISHA LIMITED                                                                               17,652
                                                                                                                   ----------------
CONSULTING SERVICES: 0.02%
         12,537   COMPAGNIE FINANCIERE RICHEMONT SA                                                                         165,574
            835   POYRY OYJ                                                                                                   9,497
          6,076   SAI GLOBAL LIMITED                                                                                          8,910
          2,690   SAVILLS PLC                                                                                                11,129
                                                                                                                            195,110
                                                                                                                   ----------------
CONSUMER SERVICES: 0.04%
          1,270   HAKUHODO DY HOLDINGS INCORPORATED                                                                          55,020
          6,328   LVMH MOET HENNESSY LOUIS VUITTON SA                                                                       358,822
                                                                                                                            413,842
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS: 7.31%
         16,000   77 BANK LIMITED                                                                                            75,220
         41,933   ABSA GROUP LIMITED                                                                                        367,169
         27,900   AFFIN HOLDINGS BHD                                                                                          9,635
         42,171   AFRICAN BANK INVESTMENTS LIMITED                                                                           87,510
          3,420   AGRICULTURAL BANK OF GREECE                                                                                 4,307
         72,896   AKBANK TAS                                                                                                168,027
          7,938   ALLAHABAD BANK                                                                                              6,146
         19,613   ALLIED IRISH BANKS PLC                                                                                      9,552
          7,620   ALPHA BANK AE                                                                                              40,183
        130,300   AMMB HOLDINGS BHD                                                                                          86,491
         10,732   ANDHRA BANK                                                                                                 8,901
         16,925   ANGLO IRISH BANK CORPORATION PLC(a)                                                                         3,433
         37,000   AOZORA BANK LIMITED                                                                                        41,471
         28,626   ASSOCIATED BANC-CORP<<                                                                                    413,932
         20,956   ASTORIA FINANCIAL CORPORATION                                                                             149,835
         30,351   ASYA KATILIM BANKASI AS+                                                                                   17,878

                  114 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
DEPOSITORY INSTITUTIONS (continued)
         89,304   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                    $        748,015
         16,269   AXIS BANK LIMITED                                                                                         109,046
         15,019   BANCA CARIGE SPA                                                                                           40,207
         66,515   BANCA MONTE DEI PASCHI DI SIENA SPA                                                                        82,133
          4,362   BANCA PICCOLO CREDITO VALTELLINESE SCARL                                                                   32,999
          9,226   BANCA POPOLARE DI MILANO SCARL                                                                             37,005
         81,026   BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                        585,333
          9,665   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                   69,298
          8,813   BANCO BPI SA                                                                                               16,021
         31,466   BANCO BRADESCO SA                                                                                         238,156
         81,406   BANCO COMERCIAL PORTUGUES SA                                                                               65,548
      1,001,489   BANCO DE CHILE                                                                                             61,083
          1,898   BANCO DE CREDITO DEL PERU                                                                                   4,379
          4,433   BANCO DE CREDITO E INVERSIONES                                                                             89,135
         63,366   BANCO DE ORO                                                                                               26,255
         23,600   BANCO DE SABADE                                                                                            97,562
          6,804   BANCO DE VALENCIA SA                                                                                       59,067
         53,368   BANCO DO BRASIL SA                                                                                        306,631
          1,639   BANCO ESPANOL DE CREDITO SA                                                                                11,548
          5,476   BANCO ESPIRITO SANTO SA                                                                                    32,033
          1,141   BANCO GUIPUZCOANO SA                                                                                        7,580
          9,933   BANCO ITAU HOLDING FINANCEIRA SA                                                                           79,538
          2,243   BANCO MACRO SA<<                                                                                           21,578
          1,704   BANCO PASTOR SA                                                                                             7,345
         14,448   BANCO POPOLARE SPA+                                                                                        55,095
         16,073   BANCO POPULAR ESPANOL SA                                                                                   76,062
        167,840   BANCO SANTANDER CENTRAL HISPANO SA                                                                      1,025,316
         66,478   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                  400,198
      4,041,047   BANCO SANTANDER CHILE SA                                                                                  136,101
         60,236   BANCORPSOUTH INCORPORATED<<                                                                             1,122,197
         23,200   BANGKOK BANK PCL (NON VOTING)                                                                              47,228
        899,500   BANK CENTRAL ASIA TBK PT                                                                                  174,358
          1,985   BANK HANDLOWY W WARSZAWIE SA                                                                               18,366
         85,104   BANK LEUMI LE-ISRAEL                                                                                      145,782
        475,500   BANK MANDIRI PERSERO TBK PT                                                                                67,673
         13,321   BANK MILLENNIUM SA                                                                                          4,989
        210,000   BANK NIAGA                                                                                                  6,830
        272,966   BANK OF AMERICA CORPORATION                                                                             1,078,216
         84,100   BANK OF AYUDHYA PCL                                                                                        20,365
         12,584   BANK OF BARODA                                                                                             53,487
      2,539,000   BANK OF CHINA LIMITED                                                                                     699,435
         61,802   BANK OF EAST ASIA LIMITED                                                                                 127,202
            379   BANK OF GREECE                                                                                             17,472
         25,176   BANK OF HAWAII CORPORATION                                                                                806,639
         12,025   BANK OF INDIA                                                                                              52,243
         20,928   BANK OF IRELAND                                                                                             5,294
         15,000   BANK OF KYOTO LIMITED                                                                                     129,994
         12,300   BANK OF MONTREAL                                                                                          273,516
         49,806   BANK OF NEW YORK MELLON CORPORATION                                                                     1,104,199
         25,300   BANK OF NOVA SCOTIA                                                                                       570,950
          7,773   BANK OF QUEENSLAND LIMITED                                                                                 34,063
         97,700   BANK OF THE PHILIPPINE ISLANDS                                                                             68,215
          1,400   BANK OF THE RYUKYUS LIMITED                                                                                11,758
         60,000   BANK OF YOKOHAMA LIMITED                                                                                  254,106
          8,039   BANK PEKAO SA                                                                                             168,957
            309   BANK PRZEMYSLOWO HANDLOWY PBK                                                                               1,802

                  Wells Fargo Advantage Master Portfolios 115


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
DEPOSITORY INSTITUTIONS (continued)
        370,500   BANK RAKYAT INDONESIA                                                                            $        113,274
            677   BANK SARASIN & CIE AG                                                                                      14,285
          1,410   BANK ZACHODNI WBK SA                                                                                       26,967
          5,808   BANKINTER SA                                                                                               47,242
             42   BANQUE CANTONALE VAUDOISE WAADTLAENDER KANTONALBANK                                                        11,137
              3   BANQUE NATIONALE DE BELGIQUE                                                                                8,482
        205,594   BARCLAYS PLC                                                                                              269,714
         24,201   BB&T CORPORATION<<                                                                                        390,362
          5,903   BBVA BANCO FRANCES SA<<                                                                                    14,403
         10,182   BENDIGO BANK LIMITED                                                                                       41,358
         15,636   BNP PARIBAS ADR                                                                                           250,332
         13,959   BNP PARIBAS SA                                                                                            452,065
        155,500   BOC HONG KONG HOLDINGS LIMITED                                                                            154,653
          5,426   BOK FINANCIAL CORPORATION                                                                                 163,323
            657   BRE BANK SA                                                                                                16,920
        164,300   BUMIPUTRA COMMERCE HOLDINGS BHD                                                                           303,509
         13,680   BUSAN BANK                                                                                                 45,343
          9,400   CANADIAN IMPERIAL BANK OF COMMERCE                                                                        318,826
            739   CANADIAN WESTERN BANK                                                                                       6,465
          8,250   CANARA BANK                                                                                                26,173
         38,728   CATHAY GENERAL BANCORP<<                                                                                  376,436
          5,000   CENTRAL FINANCE COMPANY LIMITED                                                                             5,980
        311,000   CHANG HWA COMMERCIAL BANK                                                                                  89,424
         37,000   CHIBA BANK LIMITED                                                                                        173,679
          8,282   CHINA BANKING CORPORATION                                                                                  53,319
        341,000   CHINA CITIC BANK                                                                                          120,808
        775,162   CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION                                                           130,433
         24,000   CHINA EVERBRIGHT LIMITED                                                                                   26,329
        212,300   CHINA MERCHANTS BANK COMPANY LIMITED                                                                      308,022
          5,000   CHUKYO BANK LIMITED THE                                                                                    16,306
        239,000   CITIGROUP INCORPORATED<<                                                                                  358,500
        101,911   CITIZENS REPUBLIC BANCORP INCORPORATED                                                                     76,433
          9,488   CITY NATIONAL CORPORATION<<                                                                               304,375
        139,600   COLONIAL BANCGROUP INCORPORATED<<                                                                          62,820
         37,598   COMERICA INCORPORATED                                                                                     564,346
         15,392   COMMERCE BANCSHARES INCORPORATED                                                                          534,566
         15,332   COMMERCIAL INTERNATIONAL BANK                                                                              93,004
         15,258   COMMERZBANK AG                                                                                             53,086
         61,720   COMMONWEALTH BANK OF AUSTRALIA                                                                          1,163,826
         16,826   COSMOS BANK TAIWAN+                                                                                           810
            137   CREDIT AGRICOLE D'ILE DE F                                                                                  6,505
         24,476   CREDIT AGRICOLE SA                                                                                        237,026
          1,169   CREDITO EMILIANO SPA                                                                                        3,630
         13,926   CULLEN FROST BANKERS INCORPORATED                                                                         599,375
          8,144   DAEGU BANK                                                                                                 30,473
          8,000   DAH SING BANKING GROUP LIMITED                                                                              4,850
          5,231   DAH SING FINANCIAL HOLDINGS LIMITED                                                                        13,283
         10,640   DANSKE BANK                                                                                                66,812
         73,500   DBS GROUP HOLDINGS LIMITED                                                                                367,088
         14,628   DEUTSCHE BANK AG                                                                                          377,081
          2,312   DEUTSCHE POSTBANK AG                                                                                       25,463
         12,427   DEXIA                                                                                                      25,888
         23,045   DIME COMMUNITY BANCSHARES                                                                                 227,224
         16,800   DNB NOR ASA                                                                                                60,433
        151,840   E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                    34,299
         47,024   EAST WEST BANCORP INCORPORATED                                                                            334,341

                  116 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
DEPOSITORY INSTITUTIONS (continued)
          6,810   EFG EUROBANK ERGASIAS SA                                                                         $         34,702
         16,242   EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                                    37,360
            640   EMPORIKI BANK OF GREECE SA+                                                                                 3,710
         63,978   ENTIE COMMERCIAL BANK+                                                                                     15,775
         16,500   EON CAPITAL BHD                                                                                            13,054
          4,584   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                             43,797
         87,000   FAR EASTERN INTERNATIONAL BANK                                                                             11,662
         16,000   FERROCHINA LIMITED(a)                                                                                           0
        126,529   FIFTH THIRD BANCORP<<                                                                                     266,976
         57,549   FIRST BANCORP (PUERTO RICO)<<                                                                             239,404
        160,219   FIRST HORIZON NATIONAL CORPORATION<<                                                                    1,469,212
         36,425   FIRST MIDWEST BANCORP INCORPORATED<<                                                                      273,916
         92,457   FIRST NIAGARA FINANCIAL GROUP INCORPORATED<<                                                            1,074,350
         58,329   FIRSTMERIT CORPORATION                                                                                    858,020
        180,195   FIRSTRAND LIMITED                                                                                         213,702
         70,071   FNB CORPORATION PA                                                                                        440,046
         49,425   FORTIS                                                                                                     81,439
         31,807   FRONTIER FINANCIAL CORPORATION<<                                                                           49,301
        436,000   FUBON FINANCIAL HOLDING COMPANY LIMITED                                                                   231,585
         38,000   FUKUOKA FINANCIAL GROUP INCORPORATED                                                                      113,650
        135,194   FULTON FINANCIAL CORPORATION<<                                                                            840,907
         20,089   GETIN HOLDING SA+                                                                                          15,704
            813   GREEK POSTAL SAVINGS BANK                                                                                   3,849
         79,679   GRUPO SECURITY SA(a)                                                                                       15,621
         22,000   GUNMA BANK LIMITED                                                                                        117,452
         17,064   HANA FINANCIAL GROUP INCORPORATED                                                                         201,939
         31,100   HANG SENG BANK LIMITED                                                                                    344,029
          9,352   HDFC BANK LIMITED                                                                                         158,707
          4,397   HDFC BANK LIMITED ADR<<                                                                                   224,247
          5,000   HIGASHI-NIPPON BANK LIMITED                                                                                13,474
         62,000   HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                      96,151
            479   HOME CAPITAL GROUP INCORPORATED                                                                             6,363
         66,300   HONG LEONG BANK BHD                                                                                        93,367
          6,000   HONG LEONG SINGAPORE FINANCE LIMITED                                                                        7,390
         68,900   HONG LOENG FINANCIAL GROUP BHD                                                                             84,798
        305,460   HSBC HOLDINGS PLC                                                                                       2,124,510
        195,840   HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                                 93,087
        120,129   HUDSON CITY BANCORP INCORPORATED                                                                        1,245,738
         87,796   HUNTINGTON BANCSHARES INCORPORATED<<                                                                      128,182
          3,776   HYPO REAL ESTATE HOLDING AG                                                                                 4,877
         28,013   ICICI BANK LIMITED                                                                                        176,081
         17,440   ICICI BANK LIMITED ADR<<                                                                                  217,302
          3,899   INDIAN BANK                                                                                                 6,509
          9,647   INDIAN OVERSEAS BANK                                                                                        8,574
      5,459,103   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                           2,198,688
          9,770   INDUSTRIAL BANK OF KOREA                                                                                   37,122
            239   ING BANK SLASKI SA                                                                                         12,984
         36,169   INTERNATIONAL BANCSHARES CORPORATION<<                                                                    362,052
        228,417   INTESA SANPAOLO                                                                                           555,949
         20,149   INTESA SANPAOLO RNC                                                                                        33,535
          2,919   IOOF HOLDINGS LIMITED                                                                                       5,098
         32,895   ISRAEL DISCOUNT BANK LIMITED                                                                               21,344
          5,000   JACCS COMPANY LIMITED                                                                                       8,452
          9,532   JARDINE STRATEGIC HOLDINGS LIMITED                                                                         86,741
         33,000   JOYO BANK LIMITED                                                                                         150,891
        162,877   JPMORGAN CHASE & COMPANY                                                                                3,721,739

                  Wells Fargo Advantage Master Portfolios 117


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
DEPOSITORY INSTITUTIONS (continued)
          5,200   JULIUS BAER HOLDING AG                                                                           $        119,859
          6,000   KANSAI URBAN BANKING CORPORATION                                                                            8,772
         39,000   KASIKORNBANK PCL THB                                                                                       47,524
          3,249   KBC GROEP NV                                                                                               33,722
        123,450   KEYCORP                                                                                                   865,382
          6,000   KIATNAKIN FINANCE                                                                                           1,684
         32,000   KIYO HOLDINGS                                                                                              37,714
         10,880   KOREA EXCHANGE BANK                                                                                        38,035
          2,804   KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                                  40,788
         13,206   KOTAK MAHINDRA BANK LIMITED                                                                                65,620
          1,838   KREDYT BANK SA                                                                                              2,497
         31,800   KRUNG THAI BANK PCL                                                                                         3,610
        127,400   KRUNG THAI BANK PCL ADR                                                                                    14,463
            377   LAURENTIAN BANK OF CANADA                                                                                   9,450
            178   LIECHTENSTEIN LANDESBANK                                                                                    6,063
          6,000   LIU CHONG HING BANK LIMITED                                                                                 6,219
        227,982   LLOYDS TSB GROUP PLC                                                                                      187,149
          3,618   LLOYDS TSB GROUP PLC ADR                                                                                   11,759
         19,614   M&T BANK CORPORATION<<                                                                                    717,872
         12,135   MACQUARIE GROUP LIMITED                                                                                   128,167
        143,625   MALAYAN BANKING BHD                                                                                       196,150
        134,800   MALAYSIAN PLANTATIONS BHD                                                                                  64,293
         58,138   MARSHALL & ILSLEY CORPORATION                                                                             266,272
         11,007   MEDIOBANCA SPA                                                                                             89,136
        607,000   MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                    164,511
        510,370   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                             2,305,660
         48,000   MITSUI TRUST HOLDINGS INCORPORATED                                                                        145,503
          5,000   MIYAZAKI BANK LIMITED                                                                                      18,404
        522,000   MIZUHO FINANCIAL GROUP INCORPORATED                                                                       983,860
         65,000   MIZUHO TRUST & BANKING COMPANY LIMITED                                                                     55,626
         87,217   NATIONAL AUSTRALIA BANK LIMITED                                                                           979,674
          3,600   NATIONAL BANK OF CANADA                                                                                   107,191
          7,423   NATIONAL BANK OF GREECE SA                                                                                 90,741
         24,348   NATIONAL BANK OF GREECE SA ADR                                                                             55,513
         19,210   NATIXIS                                                                                                    26,249
         10,227   NEDBANK GROUP LIMITED                                                                                      75,690
         85,902   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                 846,135
         77,882   NEWALLIANCE BANCSHARES INCORPORATED                                                                       889,412
          1,100   NIS GROUP COMPANY LIMITED                                                                                     178
         34,000   NISHI-NIPPON CITY BANK LIMITED                                                                             69,042
         43,290   NORDEA BANK AB                                                                                            215,838
          4,039   NORTHERN ROCK PLC(a)                                                                                        5,204
         12,500   NORTHERN TRUST CORPORATION                                                                                694,375
          3,100   OKO BANK                                                                                                   21,922
         51,969   OLD NATIONAL BANCORP                                                                                      606,478
         14,000   ORIENT CORPORATION                                                                                          9,857
          4,403   ORIENTAL BANK OF COMMERCE                                                                                   9,753
         19,303   OTP BANK NYRT                                                                                             129,565
         93,000   OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                               265,692
         34,956   PACIFIC CAPITAL BANCORP<<                                                                                 253,081
         19,144   PACWEST BANCORP                                                                                           261,890
          8,839   PARK NATIONAL CORPORATION                                                                                 427,366
         33,100   PHATRA SECURITIES PCL                                                                                      10,302
          7,210   PIRAEUS BANK SA                                                                                            34,959
         36,517   PKO BANK POLSKI SA                                                                                        190,294
         18,287   PNC FINANCIAL SERVICES GROUP                                                                              499,967

                  118 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
DEPOSITORY INSTITUTIONS (continued)
         56,359   POPULAR INCORPORATED<<                                                                           $        126,808
         35,941   PROSPERITY BANCSHARES INCORPORATED<<                                                                      917,214
         24,949   PROVIDENT BANKSHARES CORPORATION<<                                                                        148,447
         43,880   PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                 409,839
         92,581   PT BANK DANAMON INDONESIA TBK                                                                              19,948
        264,000   PT BANK PAN INDONESIA TBK                                                                                   9,380
        148,937   PUBLIC BANK BHD                                                                                           351,609
          9,630   PUNJAB NATIONAL BANK LIMITED                                                                               62,772
          1,008   RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                     18,780
        173,415   REGIONS FINANCIAL CORPORATION<<                                                                           593,079
         24,200   RESONA HOLDINGS INCORPORATED                                                                              414,934
         73,600   RHB CAPITAL BHD                                                                                            73,732
         48,041   RMB HOLDINGS LIMITED                                                                                       90,926
         34,200   ROYAL BANK OF CANADA                                                                                      831,209
        410,564   ROYAL BANK OF SCOTLAND GROUP PLC                                                                          133,710
         12,000   SAPPORO HOLDINGS                                                                                           29,812
          5,896   SBERBANK(a)                                                                                               374,927
          1,689   SCOTIABANK PERU SA                                                                                         25,986
         18,346   SEKERBANK TAS                                                                                               9,501
         10,000   SENSHU BANK LIMITED                                                                                        18,945
             31   SEVEN BANK LIMITED                                                                                         85,062
         12,000   SHIGA BANK                                                                                                 64,790
            300   SHIMIZU BANK LIMITED THE                                                                                   11,880
        384,878   SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                                77,745
         52,000   SHINSEI BANK LIMITED                                                                                       45,796
         31,000   SHIZUOKA BANK LIMITED                                                                                     272,011
        107,800   SIAM CITY BANK PCL                                                                                         22,089
         21,500   SIAM COMMERCIAL BANK PCL                                                                                   32,889
        549,000   SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                                 90,436
         11,950   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                   49,628
          1,713   SNS REAAL                                                                                                   6,361
        490,509   SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                     40,273
         11,018   SOCIETE GENERALE                                                                                          341,532
         19,202   SOCIETE GENERALE ADR                                                                                      118,284
         49,354   SOUTH FINANCIAL GROUP INCORPORATED<<                                                                       62,186
         87,009   STANDARD BANK GROUP LIMITED                                                                               556,710
         59,902   STANDARD CHARTERED PLC                                                                                    564,537
          8,421   STATE BANK OF INDIA LIMITED                                                                               166,891
          5,484   STATE BANK OF INDIA LIMITED GDR<<++                                                                       219,896
         54,730   STERLING BANCSHARES INCORPORATED (TEXAS)                                                                  298,279
         35,525   STERLING FINANCIAL CORPORATION<<                                                                           48,669
         34,900   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                            1,106,368
         73,000   SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                  241,102
         40,983   SUNCORP-METWAY LIMITED                                                                                    135,175
         14,790   SUNTRUST BANKS INCORPORATED                                                                               177,924
         12,000   SURUGA BANK LIMITED                                                                                        92,544
         67,244   SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                     589,730
         16,671   SVB FINANCIAL GROUP<<+                                                                                    272,571
         11,500   SVENSKA HANDELSBANKEN                                                                                     137,639
          6,800   SWEDBANK AB                                                                                                17,584
          1,010   SYDBANK AG                                                                                                 11,762
          7,938   SYNDICATE BANK                                                                                              7,504
         16,000   SYNEAR FOOD HOLDINGS LIMITED                                                                                1,622
         65,517   SYNOVUS FINANCIAL CORPORATION<<                                                                           227,999
         91,000   TA CHONG BANK LIMITED+                                                                                      8,667
        364,000   TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                                 50,679

                   Wells Fargo Advantage Master Portfolios 119


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
DEPOSITORY INSTITUTIONS (continued)
        153,000   TAIWAN BUSINESS BANK+                                                                            $         26,870
         29,862   TCF FINANCIAL CORPORATION<<                                                                               366,108
         15,516   THANACHART CAPITAL PCL                                                                                      3,412
            400   THE AICHI BANK LIMITED                                                                                     27,226
          8,000   THE AKITA BANK LIMITED                                                                                     28,353
          8,000   THE AOMORI BANK LIMITED                                                                                    29,707
         10,000   THE AWA BANK LIMITED                                                                                       57,080
          1,300   THE BANK OF IKEDA LIMITED                                                                                  50,586
            700   THE BANK OF IWATE LIMITED                                                                                  38,255
          9,000   THE BANK OF NAGOYA LIMITED                                                                                 47,307
            900   THE BANK OF OKINAWA LIMITED                                                                                31,451
          6,000   THE BANK OF SAGA LIMITED                                                                                   19,429
          1,400   THE CHIBA KOGYO BANK LIMITED+                                                                              13,836
         10,000   THE CHUGOKU BANK LIMITED                                                                                  124,114
          8,000   THE DAISAN BANK LIMITED                                                                                    24,480
         16,000   THE DAISHI BANK LIMITED                                                                                    63,102
          5,000   THE EHIME BANK LIMITED                                                                                     14,751
          6,000   THE EIGHTEENTH BANK LIMITED                                                                                20,063
         10,000   THE FUKUI BANK LIMITED                                                                                     32,456
         23,000   THE HACHIJUNI BANK LIMITED                                                                                127,115
         14,000   THE HIGO BANK LIMITED                                                                                      78,485
         29,000   THE HIROSHIMA BANK LIMITED                                                                                108,232
         11,000   THE HOKKOKU BANK LIMITED                                                                                   35,606
          8,000   THE HOKUETSU BANK LIMITED                                                                                  13,539
         12,000   THE HYAKUGO BANK LIMITED                                                                                   62,461
         14,000   THE HYAKUJUSHI BANK LIMITED                                                                                65,875
         13,000   THE IYO BANK LIMITED                                                                                      136,355
         18,000   THE JUROKU BANK LIMITED                                                                                    57,932
          3,000   THE KAGAWA BANK LIMITED                                                                                    14,723
          8,000   THE KAGOSHIMA BANK LIMITED                                                                                 56,401
          2,400   THE KANTO TSUKUBA BANK LIMITED                                                                              4,792
         12,000   THE KEIYO BANK LIMITED                                                                                     55,105
          5,000   THE MICHINOKU BANK LIMITED                                                                                 10,680
          4,000   THE MIE BANK LIMITED                                                                                       12,092
          7,000   THE MINATO BANK LIMITED                                                                                    10,497
          1,500   THE MUSASHINO BANK LIMITED                                                                                 44,202
         12,000   THE NANTO BANK LIMITED                                                                                     62,535
         14,000   THE OGAKI KYORITSU BANK LIMITED                                                                            60,271
          6,000   THE OITA BANK LIMITED                                                                                      32,550
          8,000   THE SAN-IN GODO BANK LIMITED                                                                               56,825
          9,000   THE SHIKOKU BANK LIMITED                                                                                   37,189
          5,000   THE TOCHIGI BANK LIMITED                                                                                   24,905
          9,000   THE TOHO BANK LIMITED                                                                                      34,840
          3,000   THE TOKUSHIMA BANK LIMITED                                                                                 14,529
      2,682,766   TMB BANK PCL+                                                                                              35,993
          1,700   TOKYO TOMIN BANK LIMITED                                                                                   24,805
         20,381   TORONTO-DOMINION BANK                                                                                     598,998
         59,226   TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                  358,317
         39,463   TRUSTMARK CORPORATION                                                                                     702,047
        163,236   TURKIYE GARANTI BANKASI AS                                                                                199,036
         70,956   TURKIYE IS BANKASI                                                                                        137,432
         38,213   TURKIYE VAKIFLAR BANKASI TAO                                                                               24,394
         83,093   UCBH HOLDINGS INCORPORATED<<                                                                              132,949
         16,529   UMB FINANCIAL CORPORATION                                                                                 626,945
         46,894   UMPQUA HOLDINGS CORPORATION<<                                                                             398,599
         42,354   UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                                 111,579

                  120 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
DEPOSITORY INSITUTIONS (continued)
        342,927   UNICREDITO ITALIANO SPA                                                                          $        434,333
         16,470   UNION BANK HONG KONG                                                                                       15,254
         15,166   UNION BANK OF INDIA                                                                                        37,962
         15,208   UNIONE DI BANCHE SCPA                                                                                     143,808
         33,756   UNITED BANKSHARES INCORPORATED<<                                                                          519,842
         36,316   UNITED COMMUNITY BANKS INCORPORATED<<                                                                     125,653
          8,324   UNITED MIZRAHI BANK LIMITED                                                                                36,133
         55,000   UNITED OVERSEAS BANK LIMITED                                                                              350,467
         75,363   US BANCORP                                                                                              1,078,445
            383   VALIANT HOLDING AG                                                                                         65,200
         32,307   VALLEY NATIONAL BANCORP                                                                                   369,269
             62   VERWALTUNGS-UND PRIVAT-BANK AG                                                                              3,957
            361   VONTOBEL HOLDINGS AG                                                                                        5,592
         67,537   WASHINGTON FEDERAL INCORPORATED<<                                                                         769,246
        245,592   WASHINGTON MUTUAL INCORPORATED                                                                              6,140
         39,474   WEBSTER FINANCIAL CORPORATION<<                                                                           153,159
        171,920   WELLS FARGO & COMPANY(l)                                                                                2,080,232
         15,415   WESTAMERICA BANCORPORATION<<                                                                              614,596
         40,072   WESTERN UNION COMPANY                                                                                     447,204
        123,242   WESTPAC BANKING CORPORATION                                                                             1,314,273
         50,029   WHITNEY HOLDING CORPORATION<<                                                                             552,820
         16,166   WILMINGTON TRUST CORPORATION<<                                                                            145,494
          8,500   WING HANG BANK LIMITED                                                                                     47,187
         17,789   WINTRUST FINANCIAL CORPORATION                                                                            221,651
          8,000   YAMAGATA BANK LIMITED                                                                                      40,176
         11,000   YAMAGUCHI FINANCIAL GROUP                                                                                  95,938
          8,719   YES BANK LIMITED+                                                                                           8,616
         29,000   ZIONS BANCORPORATION<<                                                                                    271,730
                                                                                                                         81,441,810
                                                                                                                   ----------------
DIVERSIFIED OPERATIONS: 0.05%
         16,585   BOUSTEAD HOLDINGS BHD                                                                                      13,869
        278,043   CHINA RARE EARTH HOLDINGS LIMITED                                                                          25,855
         96,000   HUTCHISON WHAMPOA LIMITED                                                                                 500,944
         20,000   MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                     6,229
                                                                                                                            546,897
                                                                                                                   ----------------
DURABLE GOODS - CONSUMER: 0.00%
         50,048   GOODMAN FIELDER LIMITED                                                                                    36,668
                                                                                                                   ----------------
E-COMMERCE/SERVICES: 0.10%
         17,327   AMAZON.COM INCORPORATED+<<                                                                              1,122,616
                                                                                                                   ----------------
EATING & DRINKING PLACES: 0.71%
          1,965   AUTOGRILL SPA                                                                                               9,412
         24,223   BOB EVANS FARMS INCORPORATED<<                                                                            447,399
         78,917   BRINKER INTERNATIONAL INCORPORATED                                                                        868,087
          5,476   C&C GROUP PLC                                                                                               6,506
          3,298   CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                    180,170
          4,100   CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+<<                                                            205,656
         32,000   DARDEN RESTAURANTS INCORPORATED<<                                                                         868,480
         11,982   ENTERPRISE INNS PLC                                                                                         8,359
         16,692   FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                             6,330
          6,035   HEINEKEN NV                                                                                               161,139
          2,300   ITO EN LIMITED                                                                                             29,328
         29,252   JACK IN THE BOX INCORPORATED+                                                                             568,659

                   Wells Fargo Advantage Master Portfolios 121


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
EATING & DRINKING PLACES (continued)
            800   KISOJI COMPANY LIMITED                                                                           $         14,825
          2,914   MARSTON'S PLC                                                                                               4,794
         45,214   MCDONALD'S CORPORATION                                                                                  2,362,432
          8,243   MITCHELLS & BUTLERS PLC                                                                                    26,167
            547   OBRASCON HUARTE LAIN SA                                                                                     5,716
         11,200   PAPA JOHN'S INTERNATIONAL INCORPORATED+                                                                   248,080
         11,386   PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                   224,304
          4,791   PUNCH TAVERNS PLC                                                                                           2,592
         20,927   SABMILLER PLC                                                                                             302,981
          2,000   SAIZERIYA COMPANY LIMITED                                                                                  19,714
         18,000   SAPPORO HOLDINGS LIMITED                                                                                   58,835
          8,000   TAKARA HOLDINGS INCORPORATED                                                                               32,434
          4,203   TIM HORTONS INCORPORATION                                                                                  99,905
         96,258   WENDY'S ARBY'S GROUP INCORPORATED                                                                         436,049
          4,182   WHITBREAD PLC                                                                                              44,247
         26,072   YUM! BRANDS INCORPORATED                                                                                  685,172
                                                                                                                          7,927,772
                                                                                                                   ----------------
EDUCATIONAL SERVICES: 0.76%
         29,852   APOLLO GROUP INCORPORATED CLASS A+                                                                      2,164,270
          3,900   BENESSE CORPORATION                                                                                       155,212
         69,799   CAREER EDUCATION CORPORATION+<<                                                                         1,721,941
         66,118   CORINTHIAN COLLEGES INCORPORATED+<<                                                                     1,302,525
         14,506   DEVRY INCORPORATED                                                                                        753,587
            442   EDUCOMP SOLUTIONS LIMITED                                                                                  14,007
          9,034   ITT EDUCATIONAL SERVICES INCORPORATED<<+                                                                1,025,359
          6,704   NAVITAS LIMITED                                                                                             9,729
          7,533   STRAYER EDUCATION INCORPORATED                                                                          1,278,727
                                                                                                                          8,425,357
                                                                                                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES: 6.86%
          1,765   ACEA SPA                                                                                                   21,840
         28,649   AEM SPA                                                                                                    41,168
         36,307   AES CORPORATION+                                                                                          228,734
         18,395   AGL ENERGY LIMITED                                                                                        154,402
         59,609   AGL RESOURCES INCORPORATED                                                                              1,653,554
         39,044   ALLEGHENY ENERGY INCORPORATED                                                                             923,000
         20,495   ALLETE INCORPORATED                                                                                       545,987
         25,721   ALLIANT ENERGY CORPORATION                                                                                594,927
        552,035   ALMENDRAL SA                                                                                               40,709
          1,019   ALSTOM PROJECTS INDIA LIMITED                                                                               6,131
         52,106   AMEREN CORPORATION<<                                                                                    1,239,081
         17,598   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              493,624
         33,293   AQUA AMERICA INCORPORATED<<                                                                               612,591
        395,800   ASIAN INSULATORS PCL                                                                                       33,570
            829   ATCO LIMITED                                                                                               24,403
         70,274   ATMOS ENERGY CORPORATION                                                                                1,534,081
        568,271   AU OPTRONICS CORPORATION                                                                                  413,955
         42,384   AVISTA CORPORATION                                                                                        606,515
         15,992   BABCOCK & BROWN POWER                                                                                         498
         12,147   BHARAT HEAVY ELECTRICAL LIMITED                                                                           328,717
            285   BKW FMB ENERGIE AG                                                                                         20,484
         30,047   BLACK HILLS CORPORATION                                                                                   535,137
          2,500   BRADESPAR SA                                                                                               21,745
            306   BROOKFIELD INFRASTRUCTURE PARTNERS LP                                                                       3,556
            258   CANADIAN UTILITIES LIMITED                                                                                  8,343

                   122 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
         75,210   CENTERPOINT ENERGY INCORPORATED<<                                                                $        776,167
         19,000   CENTRAIS ELECTRICAS BRASILEIRAS SA                                                                        209,990
         14,000   CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B                                                            142,552
        130,643   CENTRICA PLC                                                                                              502,408
          5,548   CESC LIMITED                                                                                               22,251
         12,266   CEZ AS                                                                                                    367,491
         45,000   CHINA POWER INTERNATIONAL DEVELOPMENT LIMITED                                                               8,729
         60,000   CHINA RESOURCES POWER HOLDINGS COMPANY                                                                    111,024
         33,300   CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                 821,008
         10,592   CIA GENERAL DE ELECTRICIDAD SA                                                                             51,469
         10,775   CLEAN HARBORS INCORPORATED+                                                                               523,450
         46,589   CLECO CORPORATION                                                                                         956,006
         73,500   CLP HOLDINGS LIMITED                                                                                      543,351
         55,765   CMS ENERGY CORPORATION<<                                                                                  616,761
        956,543   COLBUN SA                                                                                                 179,512
          1,802   COMPANIA CERVECERIAS UNIDAS SA ADR                                                                         58,499
         11,915   CONSOLIDATED EDISON INCORPORATED                                                                          431,442
         12,308   CONTACT ENERGY LIMITED                                                                                     36,437
         27,645   COVANTA HOLDING CORPORATION+<<                                                                            421,033
          8,154   CPFL ENERGIA SA                                                                                           107,508
         22,894   CROSSTEX ENERGY INCORPORATED<<                                                                             51,283
         25,386   DOMINION RESOURCES INCORPORATED                                                                           766,149
         28,867   DPL INCORPORATED<<                                                                                        580,227
          7,441   DRAX GROUP PLC                                                                                             54,974
         40,774   DTE ENERGY COMPANY                                                                                      1,091,520
         54,874   DUKE ENERGY CORPORATION                                                                                   739,153
          3,100   DUSKIN COMPANY LIMITED                                                                                     49,449
        119,249   DYNEGY INCORPORATED CLASS A+                                                                              155,024
         47,080   E.ON AG                                                                                                 1,203,580
            525   EDF ENERGIES NOUVELLES SA                                                                                  18,103
         13,168   EDISON INTERNATIONAL                                                                                      358,433
         19,099   EDISON SPA                                                                                                 17,301
        175,772   EL PASO CORPORATION                                                                                     1,186,461
          6,200   ELECTRIC POWER DEVELOPMENT COMPANY                                                                        198,099
          6,802   ELECTRICITE DE FRANCE                                                                                     263,605
         13,400   ELECTRICITY GENERATING PCL                                                                                 26,152
          2,513   EMERA INCORPORATED                                                                                         40,257
        247,091   EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                               298,099
          4,069   ENAGAS                                                                                                     65,163
          8,200   ENBRIDGE INCORPORATED                                                                                     245,575
            570   ENBW ENERGIE BADEN-WUERTTEMBERG AG                                                                         25,059
          1,942   ENDESA SA                                                                                                  53,252
        107,034   ENEL SPA                                                                                                  531,982
         15,347   ENERGEN CORPORATION                                                                                       411,300
          5,240   ENERGY DEVELOPMENTS LIMITED                                                                                 5,515
            814   ENERGY SAVINGS INCOME FUND                                                                                  6,862
      1,027,529   ENERSIS SA (CHILE)                                                                                        294,416
          8,339   ENTERGY CORPORATION                                                                                       561,965
         23,180   ENVESTRA LIMITED                                                                                            4,706
            600   EPCOR POWER LP                                                                                              7,640
            529   EVN AG                                                                                                      7,697
         37,863   EXELON CORPORATION<<                                                                                    1,787,891
         80,100   FIRST PHILIPPINE HOLDINGS CORPORATION                                                                      35,105
         13,284   FIRSTENERGY CORPORATION                                                                                   565,367
          3,616   FORTIS INCORPORATED                                                                                        68,244
         10,747   FORTUM OYJ                                                                                                184,577

                   Wells Fargo Advantage Master Portfolios 123


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
         16,413   FPL GROUP INCORPORATED                                                                           $        744,001
         77,633   FRONTIER COMMUNICATIONS CORPORATION                                                                       558,958
          3,993   GAMESA CORPORATION TECNOLOGICA SA                                                                          52,665
          2,898   GAS NATURAL SDG SA                                                                                         51,951
         31,600   GLOW ENERGY PCL                                                                                            18,098
         28,324   GREAT PLAINS ENERGY INCORPORATED                                                                          383,508
          2,639   GRUPO ELEKTRA SA DE CV                                                                                     54,582
         70,320   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                                 975,338
          5,474   HERA SPA                                                                                                    9,840
          9,300   HOKURIKU ELECTRIC POWER COMPANY                                                                           246,620
         57,105   HONG KONG ELECTRIC HOLDINGS LIMITED                                                                       352,082
        224,000   HUANENG POWER INTERNATIONAL INCORPORATED                                                                  145,916
         73,126   IBERDROLA SA                                                                                              475,544
         35,147   IDACORP INCORPORATED<<                                                                                    855,478
         19,060   INTEGRYS ENERGY GROUP INCORPORATED                                                                        458,393
         37,188   INTERNATIONAL POWER PLC                                                                                   125,748
         26,082   ITC HOLDINGS CORPORATION                                                                                  963,208
         37,600   KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                                904,043
            619   KEYERA FACILITIES                                                                                           7,702
         19,895   KOREA ELECTRIC POWER CORPORATION                                                                          308,080
          1,720   KOREA GAS CORPORATION                                                                                      45,596
         20,300   KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                                480,760
          4,132   LINDE AG                                                                                                  265,219
         33,200   MANILA ELECTRIC COMPANY                                                                                    60,433
         41,968   MDU RESOURCES GROUP INCORPORATED                                                                          635,396
         22,144   NEW JERSEY RESOURCES                                                                                      776,590
         35,078   NICOR INCORPORATED                                                                                      1,100,748
         68,083   NISOURCE INCORPORATED                                                                                     595,726
            816   NORDEX AG+                                                                                                  7,889
         39,049   NORTHEAST UTILITIES                                                                                       855,564
         28,005   NORTHWESTERN CORPORATION                                                                                  573,822
         51,315   NRG ENERGY INCORPORATED+                                                                                  969,854
         26,632   NSTAR<<                                                                                                   856,751
         58,163   NV ENERGY INCORPORTED                                                                                     539,171
         22,084   OGE ENERGY CORPORATION                                                                                    484,081
         24,106   ONEOK INCORPORATED                                                                                        538,528
         89,000   OSAKA GAS COMPANY LIMITED                                                                                 318,220
          7,902   PENNON GROUP PLC                                                                                           48,741
         53,888   PEPCO HOLDINGS INCORPORATED                                                                               808,320
        784,000   PERUSAHAAN GAS NEGARA PT                                                                                  122,882
         14,800   PETRONAS GAS BHD                                                                                           38,844
         15,865   PG&E CORPORATION                                                                                          606,360
         53,743   PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                             1,297,356
         25,093   PINNACLE WEST CAPITAL CORPORATION                                                                         658,942
         61,508   PNM RESOURCES INCORPORATED                                                                                472,997
        364,000   PNOC ENERGY DEVELOPMENT CORPORATION                                                                        18,287
         48,715   PORTLAND GENERAL ELECTRIC COMPANY                                                                         799,900
         16,366   PPL CORPORATION<<                                                                                         456,448
         11,429   PROGRESS ENERGY INCORPORATED                                                                              404,815
          2,560   PUBLIC POWER CORPORATION SA                                                                                38,699
         22,202   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              605,893
          1,227   Q-CELLS AG+                                                                                                19,927
         39,768   QUESTAR CORPORATION                                                                                     1,146,511
          4,100   RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                               4,289
         16,600   RATCHABURI ELECTRICITY GENERATING HOLDING PCL ADR                                                          17,364
          2,676   RED ELECTRICA DE ESPANA                                                                                   107,323

                  124 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
          8,963   RELIANCE ENERGY LIMITED                                                                          $         84,561
         82,968   RELIANT ENERGY INCORPORATED+                                                                              287,069
          2,939   RENEWABLE ENERGY CORPORATION AS+                                                                           19,947
         83,291   REPUBLIC SERVICES INCORPORATED                                                                          1,657,491
              7   ROMANDE ENERGIE HOLDING SA                                                                                 10,132
         10,543   RWE AG                                                                                                    662,223
         14,000   SAIBU GAS COMPANY LIMITED                                                                                  35,382
         21,600   SARAWAK ENTERPRISE CORPORATION                                                                              9,179
         26,200   SCANA CORPORATION                                                                                         789,406
         21,451   SCOTTISH & SOUTHERN ENERGY PLC                                                                            349,555
          9,909   SEMPRA ENERGY                                                                                             411,917
          5,373   SEVERN TRENT PLC                                                                                           83,286
          3,771   SHANKS GROUP PLC                                                                                            3,118
          9,900   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                               300,035
          2,500   SHIZUOKA GAS COMPANY LIMITED                                                                               15,936
         33,438   SOUTHERN COMPANY                                                                                        1,013,506
         23,613   SOUTHERN UNION COMPANY                                                                                    316,650
         34,234   SOUTHWEST GAS CORPORATION                                                                                 667,221
         35,938   SP AUSNET                                                                                                  22,779
         26,949   SPECTRA ENERGY CORPORATION                                                                                350,337
         20,012   STERICYCLE INCORPORATED+                                                                                  960,176
          5,902   SUEZ ENVIRONNEMENT SA                                                                                      85,902
         49,573   TECO ENERGY INCORPORATED                                                                                  475,405
        138,850   TENAGA NASIONAL BHD                                                                                       240,228
         29,151   TERNA SPA                                                                                                  90,541
         12,700   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                           304,269
            800   THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                            48,854
         22,700   TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                                531,476
         61,000   TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                               1,722,033
        103,000   TOKYO GAS COMPANY LIMITED                                                                                 412,612
         10,229   TRACTEBEL ENERGIA SA                                                                                       76,138
          4,400   TRANSALTA CORPORATION                                                                                      72,872
          4,988   TRANSPACIFIC INDUSTRIES GROUP LIMITED(a)                                                                    5,390
          3,817   TRUSTPOWER LIMITED                                                                                         13,838
         83,853   UGI CORPORATION                                                                                         2,011,633
          7,731   UNION FENOSA SA                                                                                           174,235
         27,778   UNISOURCE ENERGY CORPORATION                                                                              698,339
         16,850   UNITED UTILITIES GROUP PLC                                                                                121,745
         63,204   VECTREN CORPORATION                                                                                     1,318,435
          9,478   VEOLIA ENVIRONNEMENT                                                                                      203,557
          1,566   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                    48,168
         42,021   WASTE CONNECTIONS INCORPORATED+                                                                         1,001,781
         21,653   WASTE MANAGEMENT INCORPORATED                                                                             584,631
         38,359   WGL HOLDINGS INCORPORATED                                                                               1,164,579
         32,200   WILLIAMS COMPANIES INCORPORATED                                                                           363,860
         29,196   WISCONSIN ENERGY CORPORATION                                                                            1,162,585
          3,580   WOONGJIN COWAY COMPANY LIMITED                                                                             62,661
        111,738   XCEL ENERGY INCORPORATED                                                                                1,982,232
         20,000   XINAO GAS HOLDINGS LIMITED                                                                                 21,391
                                                                                                                         76,453,322
                                                                                                                   ----------------
ELECTRICAL PRODUCTS: 0.00%
         10,395   INVENTEC APPLIANCES CORPORATION                                                                             7,821
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 125


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.94%
         16,000   AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED+                                                 $          6,372
        203,142   ACER INCORPORATED                                                                                         265,984
         19,380   ACTEL CORPORATION+                                                                                        175,777
         21,829   ACUITY BRANDS INCORPORATED                                                                                500,321
         77,464   ADAPTEC INCORPORATED+                                                                                     181,266
         87,900   ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                    249,636
        130,680   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                    284,882
        338,283   ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED                                                           117,188
          6,800   ADVANTEST CORPORATION                                                                                      81,403
          1,171   AIXTRON AG                                                                                                  4,715
         42,534   ALCO HOLDINGS LIMITED                                                                                       6,783
          1,200   ALPINE ELECTRONICS INCORPORATED                                                                             7,705
          8,900   ALPS ELECTRIC COMPANY LIMITED                                                                              24,598
         69,916   ALTERA CORPORATION                                                                                      1,071,812
         24,777   AMETEK INCORPORATED                                                                                       655,599
         78,856   AMKOR TECHNOLOGY INCORPORATED+                                                                            134,844
         40,521   AMPHENOL CORPORATION CLASS A                                                                            1,030,044
         72,300   ANALOG DEVICES INCORPORATED                                                                             1,347,672
          9,000   ANRITSU CORPORATION                                                                                        20,150
          3,169   ARCELIK AS                                                                                                  3,236
         35,433   ARM HOLDINGS PLC                                                                                           48,326
         63,043   ARRIS GROUP INCORPORATED+                                                                                 385,824
         14,099   ASIA OPTICAL COMPANY INCORPORATED                                                                          14,977
            688   ASM INTERNATIONAL NV+                                                                                       4,454
          6,500   ASM PACIFIC TECHNOLOGY                                                                                     18,411
        325,551   ASUSTEK COMPUTER INCORPORATED                                                                             307,391
         31,084   ATHEROS COMMUNICATIONS INCORPORATED+                                                                      375,495
         16,548   ATMI INCORPORATED+                                                                                        220,088
             14   AXELL CORPORATION                                                                                          47,270
             82   BANG & OLUFSEN AS                                                                                           1,095
        650,000   BANK OF COMMUNICATIONS LIMITED                                                                            386,138
             99   BARCO NV                                                                                                    1,634
         50,995   BENCHMARK ELECTRONICS INCORPORATED+                                                                       498,221
          1,435   BF UTILITIES LIMITED+                                                                                       9,590
         11,800   BROTHER INDUSTRIES LIMITED                                                                                 78,657
         26,000   BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED                                                                8,972
          2,400   CANON ELECTRONICS INCORPORATED                                                                             28,048
         53,100   CANON INCORPORATED                                                                                      1,340,089
              7   CANON INCORPORATED ADR                                                                                        176
          7,738   CELESTICA INCORPORATED+                                                                                    24,452
         13,556   CERADYNE INCORPORATED+<<                                                                                  232,621
         27,000   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                              4,232
             82   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+                                                            130
         26,640   CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                               30,142
        518,844   CHI MEI OPTOELECTRONICS CORPORATION                                                                       165,684
         30,000   CHINA WATER AFFAIRS GROUP LIMITED+                                                                          4,129
          1,900   CHIYODA INTEGRE COMPANY LIMITED                                                                            20,879
          4,245   CHLORIDE GROUP                                                                                              7,890
        499,000   CHUNGHWA PICTURE TUBES LIMITED                                                                             41,891
          2,111   CIA ENERGETICA DE MINAS GERAIS                                                                             20,831
         48,581   CIENA CORPORATION+<<                                                                                      260,880
        336,649   CISCO SYSTEMS INCORPORATED+                                                                             4,904,976
          8,000   CLARION COMPANY LIMITED                                                                                     3,381
          2,200   CMK CORPORATION                                                                                             5,844
          2,000   CORONA CORPORATION                                                                                         17,637
         42,435   CREE INCORPORATED+<<                                                                                      833,423

                   126 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   (continued)
         25,388   CTS CORPORATION                                                                                  $         79,972
         15,137   CYMER INCORPORATED+                                                                                       279,580
         75,065   CYPRESS SEMICONDUCTOR CORPORATION+                                                                        417,361
         16,000   DAIDO STEEL COMPANY LIMITED                                                                                34,183
          9,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                             12,338
          6,000   DAISHINKU CORPORATION                                                                                       8,687
          9,900   DARFON ELECTRONICS CORPORATION                                                                              8,034
         22,600   DELTA ELECTRONICS (THAILAND) PCL                                                                            6,580
          9,626   DIONEX CORPORATION+<<                                                                                     450,401
         12,136   DOLBY LABORATORIES INCORPORATED CLASS A+                                                                  340,415
         19,590   DSP GROUP INCORPORATED+                                                                                   108,725
          1,900   EIZO NANAO CORPORATION                                                                                     34,645
          6,393   ELECTROCOMPONENTS PLC                                                                                      11,098
          4,980   ELECTROLUX AB CLASS B                                                                                      33,882
         43,673   ELITEGROUP COMPUTER SYSTEMS                                                                                 7,976
         51,940   ENERGIAS DE PORTUGAL SA                                                                                   164,074
         13,579   ENERGIZER HOLDINGS INCORPORATED+                                                                          572,898
          3,900   ENPLAS CORPORATION                                                                                         38,019
         39,210   EPISTAR CORPORATION                                                                                        48,267
        113,792   EVERGREEN SOLAR INCORPORATED+<<                                                                           138,826
         27,584   EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                      42,138
          1,640   EVERTZ TECHNOLOGIES LIMITED                                                                                15,315
            180   EVS BROADCAST EQUIPMENT SA                                                                                  5,584
         26,391   EXAR CORPORATION+                                                                                         154,387
         23,645   EXIDE INDUSTRIES LIMITED                                                                                   18,478
         92,547   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+<<                                                     323,915
          8,700   FANUC LIMITED                                                                                             566,595
         22,300   FARADAY TECHNOLOGY CORPORATION                                                                             23,528
          2,678   FIRST SOLAR INCORPORATED+<<                                                                               283,172
        189,800   FLEXTRONICS INTERNATIONAL LIMITED+                                                                        390,989
         12,000   FORMOSA SUMCO TECHNOLOGY CORPORATION                                                                       20,539
          2,400   FOSTER ELECTRIC COMPANY LIMITED                                                                            12,893
          1,000   FUNAI ELECTRIC COMPANY LIMITED                                                                             25,662
          1,300   FUTABA CORPORATION CHIBA                                                                                   18,017
        436,107   GENERAL ELECTRIC COMPANY                                                                                3,711,271
         33,443   GENTEX CORPORATION                                                                                        267,544
          4,219   GLOBAL UNICHIP CORPORATION                                                                                 17,950
          1,963   GN STORE NORD                                                                                               3,901
         25,000   GS YUASA CORPORATION                                                                                      102,687
          3,200   HAMAMATSU PHOTONICS                                                                                        51,321
        194,800   HANA MICROELECTRONICS PCL                                                                                  60,559
        386,963   HANNSTAR DISPLAY CORPORATION                                                                               44,949
         49,250   HARMONIC INCORPORATED+                                                                                    267,920
         31,467   HARRIS CORPORATION                                                                                      1,173,090
         51,177   HEXEL CORPORATION+                                                                                        317,809
          1,100   HI-LEX CORPORATION                                                                                          6,543
            900   HIOKI EE CORPORATION                                                                                       14,213
          1,500   HIROSE ELECTRIC COMPANY LIMITED                                                                           128,793
          9,000   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                              190,612
          1,400   HORIBA LIMITED                                                                                             22,617
          2,900   HOSIDEN CORPORATION                                                                                        30,405
            300   HUBER & SUHNER AG                                                                                           6,702
         17,206   HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                      30,971
         30,437   HYNIX SEMICONDUCTOR INCORPORATED+                                                                         168,492
          6,700   IBIDEN COMPANY LIMITED                                                                                    128,263
          1,100   IDEC CORPORATION                                                                                            5,597

                   Wells Fargo Advantage Master Portfolios 127


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   (continued)
         23,619   IMATION CORPORATION                                                                              $        189,897
            510   INDESIT COMPANY SPA                                                                                         1,464
         16,362   INFINEON TECHNOLOGIES AG+                                                                                   9,720
            940   INGENICO                                                                                                   15,113
        238,713   INNOLUX DISPLAY CORPORATION                                                                               201,448
        151,400   INOTERA MEMORIES INCORPORATED                                                                              51,065
        242,934   INTEL CORPORATION                                                                                       3,094,979
         22,593   INTERDIGITAL INCORPORATED+<<                                                                              663,782
         38,349   INTERNATIONAL RECTIFIER CORPORATION+                                                                      481,280
         29,633   INTERSIL CORPORATION CLASS A                                                                              299,590
         44,000   JABIL CIRCUIT INCORPORATED                                                                                182,160
        114,140   JDS UNIPHASE CORPORATION+                                                                                 315,026
          3,000   JEOL LIMITED                                                                                                7,838
          7,000   JUKI CORPORATION                                                                                            4,226
             51   KABA HOLDING                                                                                                8,420
         12,232   KESA ELECTRICALS PLC                                                                                       18,400
          1,600   KEYENCE CORPORATION                                                                                       301,982
         16,583   KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                                 19,436
          3,700   KOA CORPORATION                                                                                            17,353
         25,879   KONINKLIJKE PHILIPS ELECTRONICS NV                                                                        413,785
          3,147   KONTRON AG                                                                                                 25,289
          2,324   KUDELSKI SA                                                                                                24,425
          8,500   KYOCERA CORPORATION                                                                                       499,168
          6,686   L-3 COMMUNICATIONS HOLDINGS INCORPORATED<<                                                                452,308
          7,493   LAIRD GROUP PLC                                                                                             7,740
         79,827   LATTICE SEMICONDUCTOR CORPORATION+                                                                        102,977
          2,074   LEGRAND SA                                                                                                 30,996
          7,378   LG ELECTRONICS INCORPORATED                                                                               339,911
         11,030   LG TELECOM LIMITED                                                                                         63,426
         21,693   LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                                    666,626
         48,082   LINEAR TECHNOLOGY CORPORATION<<                                                                         1,048,188
         10,795   LITTELFUSE INCORPORATED+                                                                                  123,279
          2,403   LS CABLE LIMITED                                                                                          101,795
          1,600   MABUCHI MOTOR COMPANY LIMITED                                                                              62,184
        239,683   MACRONIX INTERNATIONAL                                                                                     76,486
         64,243   MACROVISION SOLUTIONS CORPORATION<<+                                                                    1,010,544
          5,701   MAKITA CORPORATION                                                                                        112,068
          8,700   MALAYSIAN PACIFIC INDUSTRIES                                                                               13,929
          3,800   MARUBUN CORPORATION                                                                                         6,991
        120,087   MARVELL TECHNOLOGY GROUP LIMITED+                                                                         901,853
         81,935   MEDIATEK INCORPORATED                                                                                     702,815
            900   MEGACHIPS CORPORATION                                                                                      15,143
            187   MELEXIS NV                                                                                                    979
         12,467   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   187,130
         28,643   METHODE ELECTRONICS INCORPORATED                                                                          101,683
         37,525   MICREL INCORPORATED                                                                                       249,541
          2,113   MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                                      882
         45,400   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                       852,158
        178,600   MICRON TECHNOLOGY INCORPORATED<<+                                                                         575,092
          1,369   MICRONAS SEMICONDUCTOR HOLDING+                                                                             3,732
            600   MICRONICS JAPAN COMPANY LIMITED                                                                             3,732
         42,031   MICROSEMI CORPORATION+                                                                                    424,933
            600   MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                               6,014
         17,000   MINEBEA COMPANY LIMITED                                                                                    57,913
          3,700   MITSUMI ELECTRIC COMPANY LIMITED                                                                           45,590
         15,891   MOLEX INCORPORATED<<                                                                                      180,681

                   128 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   (continued)
         17,129   MOLEX INCORPORATED CLASS A                                                                       $        179,683
         20,624   MOOG INCORPORATED CLASS A+                                                                                479,508
         50,780   MOSEL VITELIC INCORPORATED                                                                                  8,869
         92,600   MOTOROLA INCORPORATED                                                                                     325,952
          9,900   MURATA MANUFACTURING COMPANY LIMITED                                                                      375,874
         15,132   NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                   29,883
        188,516   NANYA TECHNOLOGY CORPORATION                                                                               33,956
         61,861   NATIONAL GRID PLC                                                                                         550,660
         57,188   NATIONAL SEMICONDUCTOR CORPORATION<<                                                                      623,349
         88,000   NEC CORPORATION                                                                                           205,465
          1,400   NEC ELECTRONICS CORPORATION+                                                                                6,964
          8,000   NEC TOKIN CORPORATION                                                                                      12,611
            579   NEXANS SA                                                                                                  22,218
         12,000   NGK INSULATORS LIMITED                                                                                    157,837
          1,700   NICHICON CORPORATION                                                                                       11,033
          1,000   NIDEC COPAL CORPORATION                                                                                     6,677
          7,000   NIDEC COPAL ELECTRONICS CORPORATION                                                                        30,884
          3,000   NIDEC SANKYO CORPORATION                                                                                   11,870
            300   NIHON DEMPA KOGYO COMPANY LIMITED                                                                           3,694
          5,200   NINTENDO COMPANY LIMITED                                                                                1,484,597
         11,000   NIPPON CARBON COMPANY LIMITED                                                                              18,395
          3,000   NIPPON CHEMI-CON CORPORATION                                                                                4,784
          2,400   NIPPON SIGNAL COMPANY LIMITED                                                                              12,160
          8,000   NISSIN ELECTRIC COMPANY LIMITED                                                                            28,589
          1,300   NITTO KOGYO CORPORATION                                                                                     9,478
         96,913   NOKIA OYJ                                                                                                 908,110
            832   NORDDEUTSCHE AFFINERIE AG                                                                                  20,705
          1,600   NORITZ CORPORATION                                                                                         20,513
         33,622   NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                               40,608
         66,554   NTPC LIMITED                                                                                              238,237
             53   NTT DATA CORPORATION                                                                                      131,333
        128,734   NVIDIA CORPORATION+<<                                                                                   1,065,918
            111   OC OERLIKON CORPORATION AG+                                                                                 2,191
         34,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                      18,203
          5,000   OLYMPUS CORPORATION                                                                                        65,960
         38,421   OMNIVISION TECHNOLOGIES INCORPORATED+                                                                     260,879
          9,804   OMRON CORPORATION                                                                                         112,881
          2,200   ONEX CORPORATION                                                                                           27,409
         14,000   OPENWAVE SYSTEMS INCORPORATED+<<                                                                           11,480
          2,730   OPTEX COMPANY LIMITED                                                                                      22,900
         35,467   PAN-INTERNATIONAL INDUSTRIAL                                                                               28,361
          9,219   PARK ELECTROCHEMICAL CORPORATION                                                                          144,830
             11   PHOENIX MECANO AG                                                                                           2,809
         23,214   PHOENIX PRECISION TECHNOLOGY CORPORATION                                                                    5,505
         36,678   PLANTRONICS INCORPORATED                                                                                  315,064
         20,500   PLEXUS CORPORATION+                                                                                       263,425
        169,113   PMC-SIERRA INCORPORATED+<<                                                                                864,167
         45,035   POWERTECH TECHNOLOGY INCORPORATED                                                                          68,500
         18,366   PREMIER FARNELL PLC                                                                                        31,934
          2,397   PRYSMIAN SPA                                                                                               19,685
         30,600   QLOGIC CORPORATION+                                                                                       282,132
         93,897   QUALCOMM INCORPORATED                                                                                   3,138,977
         28,207   REALTEK SEMICONDUCTOR CORPORATION                                                                          32,067
         17,150   REGAL-BELOIT CORPORATION                                                                                  491,862
         12,155   RESEARCH IN MOTION LIMITED+                                                                               485,741
         10,996   REUNERT LIMITED                                                                                            40,443

                   Wells Fargo Advantage Master Portfolios 129


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   (continued)
          1,070   REXEL SA+                                                                                        $          5,902
        181,655   RF MICRO DEVICES INCORPORATED+                                                                            165,306
          8,995   RICHTEK TECHNOLOGY CORPORATION                                                                             38,504
         31,565   RICOH COMPANY LIMITED                                                                                     356,549
         37,169   ROCKWELL COLLINS INCORPORATED<<                                                                         1,159,673
          4,300   ROHM COMPANY LIMITED                                                                                      205,379
            800   ROLAND CORPORATION                                                                                          8,094
          1,765   ROTORK PLC                                                                                                 17,977
          1,800   RYOSAN COMPANY LIMITED                                                                                     39,338
          5,918   SAFRAN SA                                                                                                  59,966
          1,319   SAMSUNG DIGITAL IMAGING COMPANY LIMITED+(a)                                                                 5,461
          4,230   SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                                 111,001
          9,727   SAMSUNG ELECTRONICS COMPANY LIMITED                                                                     2,991,715
          2,690   SAMSUNG SDI COMPANY LIMITED                                                                                99,684
          2,937   SAMSUNG TECHWIN COMPANY LIMITED                                                                            57,355
          7,000   SANKEN ELECTRIC COMPANY LIMITED                                                                            17,083
        401,664   SANMINA-SCI CORPORATION+                                                                                  100,416
            900   SANSHIN ELECTRONICS COMPANY LIMITED                                                                         6,189
          6,000   SANYO DENKI COMPANY LIMITED                                                                                10,743
            348   SEB SA                                                                                                      8,111
          9,700   SECOM COMPANY LIMITED                                                                                     332,892
          7,300   SEIKO EPSON CORPORATION                                                                                    83,516
        589,000   SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                     20,244
         48,269   SEMTECH CORPORATION+                                                                                      567,161
         45,000   SHARP CORPORATION                                                                                         347,421
          9,000   SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                          14,907
          2,200   SHINKAWA LIMITED                                                                                           23,959
          3,100   SHINKO ELECTRIC INDUSTRIES                                                                                 28,362
         10,000   SHOWA ELECTRIC WIRE                                                                                         5,852
         54,100   SILICON IMAGE INCORPORATED+                                                                               125,512
         49,000   SILICON INTEGRATED SYSTEMS CORPORATION                                                                      8,252
         24,824   SILICON LABORATORIES INCORPORATED+                                                                        543,646
        129,055   SKYWORKS SOLUTIONS INCORPORATED+                                                                          838,858
          9,592   SMITHS GROUP PLC                                                                                          113,387
         11,000   SMK CORPORATION                                                                                            17,816
          1,711   SOITEC+                                                                                                     4,529
         37,073   SOLERA HOLDINGS INCORPORATED+                                                                             770,748
         44,994   SONY CORPORATION                                                                                          753,449
          2,351   SPECTRIS PLC                                                                                               14,395
          2,000   STAR MICRONICS COMPANY LIMITED                                                                             16,794
         33,120   STERLITE INDUSTRIES INDIA LIMITED                                                                         154,999
         15,046   STMICROELECTRONICS NV                                                                                      66,033
          1,500   SUMIDA ELECTRIC CORPORATION                                                                                 6,661
         38,140   SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                         16,165
          9,871   SUNPOWER CORPORATION+<<                                                                                   275,302
          9,381   SUNPOWER CORPORATION CLASS B+                                                                             232,278
          1,369   TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                                       12,348
          7,000   TAIYO YUDEN COMPANY LIMITED                                                                                41,521
         16,000   TAMURA CORPORATION                                                                                         29,188
          2,300   TANBERG ASA                                                                                                29,377
          9,688   TATA POWER COMPANY LIMITED                                                                                135,344
        282,000   TATUNG COMPANY LIMITED+                                                                                    42,076
         61,800   TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                                 8,859
         28,129   TECHNITROL INCORPORATED                                                                                    36,286
        130,000   TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                                  35,486
          2,000   TEIKOKY TSUSHIN KOGYO COMPANY                                                                               3,783

                   130 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   (continued)
         44,500   TEKELEC+                                                                                         $        545,570
         20,864   TELEFLEX INCORPORATED                                                                                     991,040
          7,326   TELEFONICA O2 CZECH REPUBLIC AS                                                                           123,500
         87,164   TELLABS INCORPORATED+                                                                                     331,223
         25,066   TESSERA TECHNOLOGIES INCORPORATED+                                                                        270,713
         73,010   TEXAS INSTRUMENTS INCORPORATED<<                                                                        1,047,694
         12,524   THOMAS & BETTS CORPORATION+                                                                               286,925
          3,226   THOMSON REUTERS PLC                                                                                        66,349
          1,000   TOA CORPORATION                                                                                             5,132
         14,000   TOKO INCORPORATED                                                                                          16,399
          7,800   TOKYO ELECTRON LIMITED                                                                                    261,476
         29,000   TOKYO ROPE MANUFACTURING                                                                                   58,333
            800   TOKYO SEIMITSU COMPANY LIMITED                                                                              6,116
          5,000   TOSHIBA TEC CORPORATION                                                                                    11,805
            300   TOYO TANSO COMPANY LIMITED                                                                                  9,196
         24,900   TRANSCEND INFORMATION INCORPORATED                                                                         49,635
         28,126   TRIPOD TECHNOLOGY CORPORATION                                                                              34,078
          4,000   TRULY INTERNATIONAL                                                                                         1,939
         19,201   TYCO ELECTRONICS LIMITED                                                                                  182,025
          1,388   ULTRA ELECTRONICS HOLDINGS                                                                                 21,785
          1,700   ULVAC INCORPORATED                                                                                         25,622
         43,511   UNIVERSAL SCIENTIFIC                                                                                        9,484
         38,882   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                                 709,597
          8,821   VECTOR LIMITED                                                                                              9,721
          9,000   VENTURE CORPORATION LIMITED                                                                                28,287
         89,000   VIA TECHNOLOGIES INCORPORATED+                                                                             37,566
        128,936   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                      328,787
             13   WACOM COMPANY LIMITED                                                                                      10,443
        198,000   WALSIN LIHWA CORPORATION                                                                                   30,361
          4,000   WBL CORPORATION LIMITED                                                                                     9,026
         84,337   WESTAR ENERGY INCORPORATED                                                                              1,425,295
         18,300   WHIRLPOOL CORPORATION                                                                                     406,809
        146,000   WINDBOND ELECTRONICS CORPORATION+                                                                          13,599
         77,000   WINTEK CORPORATION                                                                                         21,280
         69,000   XILINX INCORPORATED                                                                                     1,219,920
         40,000   YA HSIN INDUSTRIAL COMPANY LIMITED(a)                                                                           0
        118,000   YAGEO CORPORATION                                                                                          18,032
          5,000   YAMAICHI ELECTRONICS COMPANY LIMITED                                                                        7,897
          9,000   YASKAWA ELECTRIC CORPORATION                                                                               35,005
          9,700   YOKOGAWA ELECTRIC CORPORATION                                                                              32,799
          3,200   YOKOWO COMPANY LIMITED                                                                                     14,060
         38,890   ZORAN CORPORATION+                                                                                        202,228
                                                                                                                         77,284,834
                                                                                                                   ----------------
ELECTRONICS: 0.00%
          8,926   CARPHONE WAREHOUSE PLC                                                                                     13,396
                                                                                                                   ----------------
ENERGY: 0.01%
             84   ATEL HOLDING AG                                                                                            28,632
            665   BAYTEX ENERGY TRUST                                                                                         6,111
         76,585   GVK POWER & INFRASTRUCTURE LIMITED                                                                         29,723
          8,953   LINC ENERGY LIMITED+                                                                                        6,997
            444   SECHILIENNE SA                                                                                             14,244
          1,865   SOLARWORLD AG                                                                                              31,672
                                                                                                                            117,379
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 131


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
ENERGY - EXPLORATION & PRODUCTION: 0.01%
         64,427   RELIANCE NATURAL RESOURCES LIMITED+                                                              $         51,275
                                                                                                                   ----------------
ENGINEERING CONSTRUCTION: 0.02%
          3,340   AKER KVAERNER ASA                                                                                          17,876
         28,000   ANHUI CONCH CEMENT COMPANY LIMITED                                                                        116,199
         11,562   LARSEN & Toubro Limited                                                                                   136,647
         10,000   PEACE MARK HOLDINGS LIMITED(a)                                                                                  0
                                                                                                                            270,722
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.80%
         32,737   ACCENTURE LIMITED CLASS A                                                                                 955,593
          2,885   ACERGY SA                                                                                                  14,918
         17,799   AECOM TECHNOLOGY CORPORATION+                                                                             436,609
         32,247   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                    294,415
          1,876   AUSENCO LIMITED                                                                                             2,247
         20,934   AVENG LIMITED                                                                                              53,012
         46,000   BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                              16,907
            874   BHARAT EARTH MOVERS LIMITED                                                                                 6,116
          6,654   BOUYGUES SA                                                                                               189,292
         26,009   CELGENE CORPORATION+                                                                                    1,163,383
         15,793   CEPHALON INCORPORATED+<<                                                                                1,035,863
          6,000   CHIYODA CORPORATION                                                                                        23,785
          1,100   CHUDENKO CORPORATION                                                                                       16,649
         11,842   CORE LABORATORIES NV<<                                                                                    892,887
         18,323   CORPORATE EXECUTIVE BOARD COMPANY                                                                         274,845
         30,429   CV THERAPEUTICS INCORPORATED+                                                                             486,864
         14,978   DOWNER EDI LIMITED                                                                                         34,952
         10,160   FLUOR CORPORATION                                                                                         337,820
            801   FRAPORT AG                                                                                                 24,642
         28,351   GEN-PROBE INCORPORATED+                                                                                 1,150,200
          4,621   GROUPE AEROPLAN INCORPORATED                                                                               33,924
         14,509   HCL TECHNOLOGIES LIMITED                                                                                   27,892
         20,085   HEWITT ASSOCIATES INCORPORATED+                                                                           592,508
          2,000   HIBIYA ENGINEERING LIMITED                                                                                 15,517
          3,000   HITACHI PLANT TECHNOLOGIES LIMITED                                                                          8,841
          2,800   HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED                                                             25,023
         10,439   IHS INCORPORATED+                                                                                         425,180
          1,336   IMTECH NV                                                                                                  16,946
         47,389   INCYTE CORPORATION+<<                                                                                     109,469
         48,357   ISIS PHARMACEUTICALS INCORPORATED+<<                                                                      621,871
         28,550   JACOBS ENGINEERING GROUP INCORPORATED+                                                                    963,277
         51,333   JAIPRAKASH ASSOCIATES LIMITED                                                                              65,232
          3,000   JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                     32,974
          5,000   KANDENKO COMPANY LIMITED                                                                                   31,643
            590   KBC ANCORA                                                                                                  2,745
          2,000   KYUDENKO CORPORATION                                                                                       13,876
         50,200   MALAYSIA AIRPORTS HOLDINGS BHD                                                                             31,086
          3,059   MONADELPHOUS GROUP LIMITED                                                                                 13,802
         10,610   MOODY'S CORPORATION<<                                                                                     190,450
         24,552   MYRIAD GENETICS INCORPORATED+                                                                           1,935,925
         10,448   NAGARJUNA CONSTRUCTION COMPANY                                                                              8,736
          2,000   NAVIGANT CONSULTING INCORPORATED+                                                                          25,940
          1,000   NEC NETWORKS & System Integration Corporation                                                               8,804
          1,000   OYO CORPORATION                                                                                            10,649
         24,361   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                           584,420
            552   POL-AQUA SA+                                                                                                1,563

                   132 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
        244,400   POWER LINE ENGINEERING PCL                                                                       $          7,031
         13,176   PUNJ LLOYD LIMITED                                                                                         20,041
         13,758   QINETIQ PLC                                                                                                27,125
          8,421   QUEST DIAGNOSTICS INCORPORATED                                                                            385,934
         33,210   REGENERON PHARMACEUTICAL INCORPORATED+<<                                                                  473,243
         23,420   RESOURCES GLOBAL PROFESSIONALS+                                                                           322,025
        149,977   SAIC INCORPORATED+                                                                                      2,836,065
          2,400   SAMSUNG ENGINEERING COMPANY LIMITED                                                                        68,872
          2,000   SANKI ENGINEERING COMPANY LIMITED                                                                          10,095
          1,300   SHINKO PLANTECH COMPANY LIMITED                                                                             7,120
          3,400   SNC-LAVALIN GROUP INCORPORATED                                                                             77,610
        391,200   SOLARTRON PCL                                                                                               7,822
          1,039   STANTEC INCORPORATED+                                                                                      16,701
          1,200   TAIKISHA                                                                                                   14,465
          3,000   TAKASAGO THERMAL ENGINEERING COMPANY                                                                       16,352
          3,000   TOYO ENGINEERING CORPORATION                                                                                8,127
         12,301   TRANSFIELD SERVICES LIMITED                                                                                13,988
         20,000   TRANSMILE GROUP BHD                                                                                         3,335
         44,079   URS CORPORATION+                                                                                        1,362,923
         10,268   VOLTAS LIMITED                                                                                              7,261
         22,333   WATSON WYATT & COMPANY HOLDINGS                                                                         1,096,774
         16,400   WCT ENGINEERING BHD                                                                                         4,433
                                                                                                                         19,996,634
                                                                                                                   ----------------
ENTERTAINMENT: 0.01%
         19,608   CROWN LIMITED                                                                                              64,575
          1,297   PREMIERE AG+                                                                                                3,124
                                                                                                                             67,699
                                                                                                                   ----------------
ENVIRONMENTAL CONTROL: 0.00%
            936   BUREAU VERITAS SA                                                                                          33,902
                                                                                                                   ----------------
EXPLORATION & PRODUCTION: 0.00%
          1,492   SONGA OFFSHORE ASA+                                                                                         2,137
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.78%
          2,783   ACERINOX SA                                                                                                31,804
         17,270   ALLIANT TECHSYSTEMS INCORPORATED+<<                                                                     1,220,298
         33,773   APTARGROUP INCORPORATED                                                                                   947,670
          8,000   ASSA ABLOY AB CLASS B                                                                                      67,576
         23,646   BALL CORPORATION                                                                                          952,697
            424   CCL INDUSTRIES INCORPORATED CLASS B                                                                         7,129
         89,027   COMMERCIAL METALS COMPANY                                                                                 908,966
         37,312   CROWN HOLDINGS INCORPORATED+                                                                              786,537
         46,763   ECM LIBRA BHD(a)                                                                                                0
          6,300   FORTUNE BRANDS INCORPORATED                                                                               149,625
            700   FP CORPORATION                                                                                             31,856
          1,100   FUJI SEAL INTERNATIONAL INCORPORATED                                                                       16,002
         21,000   GIANT MANUFACTURING COMPANY LIMITED                                                                        39,766
            156   HOGANAS AB                                                                                                  1,365
          1,450   HUHTAMAKI OYJ                                                                                              10,603
          2,000   HULAMIN LIMITED                                                                                             1,873
         19,200   ILLINOIS TOOL WORKS INCORPORATED                                                                          533,760
          8,430   JINDAL STEEL & POWER LIMITED                                                                              168,531
        131,000   KOBE STEEL LIMITED                                                                                        156,548
          1,237   MERCATOR MINERALS LIMITED+                                                                                    360

                   Wells Fargo Advantage Master Portfolios 133


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
   (continued)
         90,768   MUELLER WATER PRODUCTS INCORPORATED                                                              $        195,151
         26,936   NAMPAK LIMITED                                                                                             34,305
          9,775   NCI BUILDING SYSTEMS INCORPORATED+                                                                         49,462
         41,000   NISSHIN STEEL COMPANY LIMITED                                                                              62,533
         20,000   NTN CORPORATION                                                                                            44,010
         18,197   SHAW GROUP INCORPORATED+                                                                                  424,718
         29,427   SIMPSON MANUFACTURING COMPANY INCORPORATED<<                                                              457,884
          7,900   SKF AB CLASS B                                                                                             65,853
         30,729   SNAP-ON INCORPORATED                                                                                      724,897
          3,651   SSAB SVENSKT STAL AB CLASS A                                                                               26,995
          1,350   SSAB SVENSKT STAL AB CLASS B                                                                                9,298
        165,000   SUMITOMO METAL INDUSTRIES LIMITED                                                                         309,091
          4,200   VALMONT INDUSTRIES INCORPORATED<<                                                                         182,952
          2,205   VOESTALPINE AG                                                                                             33,793
                                                                                                                          8,653,908
                                                                                                                   ----------------
FINANCE & FINANCIAL SERVICES: 0.17%
        636,000   ASIA PLUS SECURITIES PCL                                                                                   18,581
         18,644   AUSTRALIAN WEALTH MANAGEMENT LIMITED                                                                        8,676
         15,887   CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                                11,679
      3,486,000   CHINA CONSTRUCTION BANK                                                                                 1,747,391
        848,000   KGI SECURITIES COMPANY LIMITED                                                                             16,928
          2,277   NFI EMPIK MEDIA & FASION SA+                                                                                3,656
         28,344   RURAL ELECTRIFICATION CORPORATION LIMITED                                                                  43,222
                                                                                                                          1,850,133
                                                                                                                   ----------------
FINANCIAL: 0.00%
          4,273   LONDON STOCK EXCHANGE GROUP PLC                                                                            26,229
                                                                                                                   ----------------
FINANCIAL SERVICES: 0.18%
        385,000   AYALA LAND INCORPORATED                                                                                    43,463
          4,300   BANGKOK BANK PCL                                                                                            8,762
         71,656   BANK HAPOALIM LIMITED+                                                                                    122,530
         34,462   BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                               550,703
          3,187   CARDNO LIMITED                                                                                              6,111
        644,116   CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                             192,681
          4,125   GRUPO FINANCIERO GALICIA SA ADR<<+                                                                          8,003
         51,081   ING GROEP NV                                                                                              230,900
         33,681   SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                                   494,968
          1,924   WIRECARD AG+                                                                                               11,227
         15,970   WOORI FINANCE HOLDINGS COMPANY LIMITED                                                                     63,934
          2,253   ZURICH FINANCIAL SERVICES AG                                                                              319,064
                                                                                                                          2,052,346
                                                                                                                   ----------------
FISHING, HUNTING & TRAPPING: 0.00%
            214   LIGHTHOUSE CALEDONIA ASA+                                                                                       5
         25,200   MARINE HARVEST+                                                                                             6,028
          9,700   NIPPON SUISAN KAISHA LIMITED                                                                               21,060
                                                                                                                             27,093
                                                                                                                   ----------------
FOOD & BEVERAGE: 0.00%
          2,959   BRITVIC PLC                                                                                                 9,687
                                                                                                                   ----------------
FOOD & KINDRED PRODUCTS: 3.29%
         31,000   AJINOMOTO COMPANY INCORPORATED                                                                            213,691
         31,963   ALICORP SA                                                                                                 14,848

                  134 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
FOOD & KINDRED PRODUCTS (continued)
          6,960   ANHEUSER-BUSCH INBEV NV+                                                                         $             44
         33,600   ARCHER-DANIELS-MIDLAND COMPANY                                                                            895,776
            900   ARIAKE JAPAN COMPANY LIMITED                                                                               13,828
          1,524   ARYZTA AG+                                                                                                 34,185
         20,500   ASAHI BREWERIES LIMITED                                                                                   256,689
         30,000   ASIA FOOD & PROPERTIES LIMITED                                                                              3,004
          5,000   ASIA PACIFIC BREWERIES LIMITED                                                                             31,925
          8,215   ASSOCIATED BRITISH FOODS PLC                                                                               76,146
            450   AXFOOD AB                                                                                                   8,617
             27   BARRY CALLEBAUT AG                                                                                         11,668
         24,719   BIDVEST GROUP LIMITED                                                                                     202,300
          2,439   BIM BIRLESIK MAGAZALAR AS                                                                                  47,789
          3,682   BIOCON LIMITED                                                                                              7,232
          5,064   BUNGE LIMITED<<                                                                                           237,400
         33,535   CADBURY PLC                                                                                               255,317
          2,600   CARLSBERG AS                                                                                               87,638
          9,100   CARLSBERG BREWERY MALAYSIA BERHAD                                                                           8,560
         19,288   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                128,651
         21,500   CHINA HUIYUAN JUICE GROUP                                                                                  24,827
         49,000   CHINA MENGNIU DAIRY COMPANY                                                                                60,596
         36,000   CHINA YURUN FOOD GROUP LIMITED                                                                             42,300
          6,620   CIA CERVECERIAS UNIDAS SA                                                                                  35,940
          3,700   CIA DE BEBIDAS DAS AMERICAS                                                                               127,552
            419   CJ CHEILJEDANG CORPORATION                                                                                 33,880
          1,179   CJ CORPORATION                                                                                             24,990
         21,316   COCA-COLA AMATIL LIMITED                                                                                  121,649
          1,000   COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                                    13,758
         92,933   COCA-COLA COMPANY                                                                                       3,796,313
          3,785   COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                     45,832
          3,900   COCA-COLA WEST JAPAN COMPANY LIMITED                                                                       62,027
         20,000   COFCO INTERNATIONAL LIMITED                                                                                 6,906
         45,419   COMPASS GROUP PLC                                                                                         199,548
         18,614   CONAGRA FOODS INCORPORATED                                                                                280,699
         48,451   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                632,286
         39,581   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                  798,349
          1,265   CSM                                                                                                        13,697
          1,680   DAIRY CREST GROUP PLC                                                                                       5,866
          1,000   DANISCO AS                                                                                                 34,946
         40,400   DARLING INTERNATIONAL INCORPORATED+                                                                       174,932
          2,056   DAVID CAMPARI-MILANO SPA                                                                                   11,130
        155,482   DEL MONTE FOODS COMPANY                                                                                 1,111,696
         63,918   DIAGEO PLC                                                                                                737,060
            400   DYDO DRINCO INCORPORATED                                                                                   11,504
            250   EAST ASIATIC COMPANY LIMITED A/S                                                                            7,232
          5,000   EZAKI GLICO COMPANY LIMITED                                                                                45,802
         83,982   FOSTER'S GROUP LIMITED                                                                                    294,023
          5,500   FRASER & NEAVE HOLDINGS                                                                                    11,200
          3,000   FUJI OIL COMPANY LIMITED                                                                                   37,714
          1,000   FUJICCO COMPANY LIMITED                                                                                    11,246
         13,833   GENERAL MILLS INCORPORATED                                                                                725,956
            800   GENMAB A/S+                                                                                                30,569
          7,034   GLENMARK PHARMACEUTICALS LIMITED                                                                           19,687
          3,091   GREENE KING PLC                                                                                            18,506
            168   GREGGS PLC                                                                                                  8,783
         12,189   GROUPE DANONE                                                                                             578,444
         44,900   GRUPO BIMBO SAB DE CV                                                                                     126,770

                  Wells Fargo Advantage Master Portfolios 135


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
FOOD & KINDRED PRODUCTS (continued)
         29,700   GRUPO MODELO SA DE CV                                                                            $         77,009
          8,900   GUINNESS ANCHOR BHD                                                                                        12,664
         17,087   HANSEN NATURAL CORPORATION+<<                                                                             568,655
          2,248   HEINEKEN HOLDING NV                                                                                        51,795
         38,589   HERSHEY COMPANY                                                                                         1,300,063
            418   HITE BREWERY COMPANY LIMITED                                                                               36,829
            328   HITE HOLDINGS COMPANY LIMITED                                                                               3,441
         18,328   HORMEL FOODS CORPORATION<<                                                                                583,380
          3,900   HOUSE FOODS CORPORATION                                                                                    56,843
         18,172   INBEV NA                                                                                                  496,568
        250,924   INDOFOOD SUKSES MAKMUR TBK PT                                                                              18,136
          8,000   ITOHAM FOODS INCORPORATED                                                                                  23,320
         39,872   J SAINSBURY PLC                                                                                           178,498
          5,000   J-OIL MILLS INCORPORATED                                                                                   13,375
        521,200   JG SUMMIT HOLDINGS                                                                                         27,487
         29,437   JM SMUCKER COMPANY                                                                                      1,092,701
          3,100   KAGOME COMPANY LIMITED                                                                                     45,655
          2,750   KERRY GROUP PLC                                                                                            58,430
         21,200   KHON KAEN SUGAR INDUSTRY PCL                                                                                3,639
          9,000   KIKKOMAN CORPORATION                                                                                       68,806
         42,000   KIRIN BREWERY COMPANY LIMITED                                                                             405,390
          1,159   KONINKLIJKE WESSANEN NV                                                                                     4,791
         58,620   KRAFT FOODS INCORPORATED CLASS A                                                                        1,335,364
          7,100   KULIM (MALAYSIA) BERHAD                                                                                     9,477
              3   LINDT & SPRUENGLI AG                                                                                       55,759
             18   LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE)                                                           28,369
         12,212   LION NATHAN LIMITED                                                                                        66,147
             43   LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                    21,072
             67   LOTTE CONFECTIONERY COMPANY LIMITED                                                                        43,248
         64,900   MANILA WATER COMPANY                                                                                       14,133
          1,451   MAPLE LEAF FOODS INCORPORATED                                                                               9,204
            836   MARTSON PLC                                                                                                 1,388
          5,000   MARUDAI FOOD COMPANY LIMITED                                                                               11,542
         14,000   MARUHA NICHIRO HOLDINGS INCORPORATED                                                                       16,585
         27,086   MCCORMICK & COMPANY INCORPORATED                                                                          849,146
         15,000   MEIJI DAIRIES CORPORATION                                                                                  56,696
         17,000   MEIJI SEIKA KAISHA LIMITED                                                                                 56,362
            600   MEITO SANGYO COMPANY LIMITED                                                                                8,329
          1,300   MIKUNI COCA-COLA BOTTLING COMPANY LIMITED                                                                   9,538
          4,000   MITSUI SUGAR COMPANY LIMITED                                                                               11,578
          9,000   MORINAGA & COMPANY LIMITED                                                                                 17,894
          9,000   MORINAGA MILK INDUSTRY COMPANY LIMITED                                                                     27,164
          2,662   NESTLE INDIA LIMITED                                                                                       77,041
          2,000   NESTLE MALAYSIA BHD                                                                                        14,970
         97,643   NESTLE SA                                                                                               3,191,996
             15   NESTLE SA ADR                                                                                                 488
         12,000   NICHIREI CORPORATION                                                                                       39,622
         10,693   NICHOLAS PIRAMAL INDIA LIMITED                                                                             43,387
          6,000   NIPPON BEET SUGAR MANUFACTURING COMPANY LIMITED                                                            14,165
          7,000   NIPPON FLOUR MILLS COMPANY LIMITED                                                                         31,498
          9,000   NIPPON MEAT PACKERS INCORPORATED                                                                           87,122
         10,000   NISSHIN SEIFUN GROUP INCORPORATED                                                                         100,946
          4,500   NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                      136,607
         24,790   NORTHERN FOODS PLC                                                                                         16,484
          8,748   NORTHUMBRIAN WATER GROUP PLC                                                                               27,553
            631   NUTRECO HOLDING NV                                                                                         22,105

                  136 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
FOOD & KINDRED PRODUCTS (continued)
            764   OPG GROEP NV                                                                                     $          6,406
            260   ORION CORPORATION                                                                                          25,199
          3,453   OSEM INVESTMENT LIMITED                                                                                    32,739
         36,582   PARMALAT SPA                                                                                               67,498
         21,000   PEOPLES FOOD HOLDINGS LIMITED                                                                               8,607
         32,687   PEPSI BOTTLING GROUP INCORPORATED                                                                         604,710
         15,269   PEPSIAMERICAS INCORPORATED<<                                                                              253,618
         89,423   PEPSICO INCORPORATED                                                                                    4,304,823
          4,118   PERNOD-RICARD                                                                                             224,239
         40,500   PPB GROUP BHD                                                                                             105,283
          5,400   QP CORPORATION                                                                                             59,847
         29,758   RALCORP HOLDINGS INCORPORATED+                                                                          1,803,316
            458   REMY COINTREAU SA                                                                                          10,348
         10,826   RIDLEY CORPORATION LIMITED                                                                                  5,188
            600   RIKEN VITAMIN COMPANY LIMITED                                                                              15,303
         38,100   SAN MIGUEL CORPORATION                                                                                     36,356
          3,833   SAPUTO INCORPORATED                                                                                        64,536
          5,000   SHOWA SANGYO COMPANY LIMITED                                                                               14,256
         31,676   SMITHFIELD FOODS INCORPORATED+<<                                                                          248,657
         10,000   SNOW BRAND MILK PRODUCTS COMPANY LIMITED                                                                   26,901
          2,424   SODEXHO ALLIANCE SA                                                                                       110,917
          1,474   SUEDZUCKER AG                                                                                              25,365
          8,016   SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                                     158,289
         10,163   TATE & LYLE PLC                                                                                            38,319
        205,000   THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                       25,739
         29,400   THAI UNION FROZEN PRODUCTS PCL                                                                             15,636
          4,000   THE NISSHIN OILLIO GROUP LIMITED                                                                           19,299
         10,763   TIGER BRANDS LIMITED                                                                                      134,287
        156,000   TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                               171,657
          1,910   TONGAAT-HULETT                                                                                             14,436
         17,847   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                                    382,283
          4,000   TOYO SUISAN KAISHA LIMITED                                                                                 94,666
         16,613   TREEHOUSE FOODS INCORPORATED+<<                                                                           443,401
         76,587   TYSON FOODS INCORPORATED CLASS A                                                                          645,628
            600   UNICHARM PETCARE CORPORATION                                                                               18,436
         39,682   UNILEVER NV                                                                                               760,356
         33,524   UNILEVER PLC                                                                                              647,605
          5,468   UNITED BREWERIES LIMITED                                                                                    9,511
         18,387   VINA CONCHA Y TORO SA                                                                                      29,269
          1,020   VISCOFAN SA                                                                                                19,706
         30,000   VITASOY INTERNATIONAL HOLDINGS LIMITED                                                                     13,100
         56,864   WILLIAM MORRISON SUPERMARKETS PLC                                                                         208,873
         38,930   WILMAR INTERNATIONAL LIMITED                                                                               71,115
          6,700   YAKULT HONSHA COMPANY LIMITED                                                                             107,900
          8,000   YAMAZAKI BAKING COMPANY LIMITED                                                                           100,796
                                                                                                                         36,624,396
                                                                                                                   ----------------
FOOD MANUFACTURERS & PURVEYORS: 0.00%
          2,000   NAKAMURAYA COMPANY LIMITED                                                                                 10,213
                                                                                                                   ----------------
FOOD STORES: 0.61%
          9,700   AEON COMPANY M BHD                                                                                          9,680
         13,200   AJISEN CHINA HOLDINGS LIMITED                                                                               4,954
          3,381   ALIMENTATION COUCHE TARD INCORPORATED CLASS B                                                              34,815
        277,000   C.P. SEVEN ELEVEN PCL                                                                                      92,139
          8,000   CAFE DE CORAL HOLDINGS LIMITED                                                                             16,898

                  Wells Fargo Advantage Master Portfolios 137


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
FOOD STORES (continued)
         15,573   CARREFOUR SA                                                                                     $        520,572
          1,010   CASINO GUICHARD PERRACHON SA                                                                               62,399
            333   COLRUYT SA                                                                                                 75,493
          2,441   DELHAIZE GROUP                                                                                            140,937
            724   EMPIRE COMPANY LIMITED                                                                                     28,688
          1,200   GEORGE WESTON LIMITED                                                                                      57,057
            109   GUYENNE ET GASCOGNE SA                                                                                      7,767
         30,600   JOLLIBEE FOODS CORPORATION                                                                                 25,097
          2,100   KAPPA CREATE COMPANY LIMITED                                                                               32,889
          2,100   KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                     34,198
            600   KESKO OYJ A SHARES                                                                                         15,530
          1,500   KESKO OYJ B SHARES                                                                                         32,007
          5,400   KFC HOLDINGS MALAYSIA BHD                                                                                  10,160
         26,671   KONINKLIJKE AHOLD NV                                                                                      295,947
         26,700   KROGER COMPANY                                                                                            551,889
          2,500   LOBLAW COMPANIES LIMITED                                                                                   61,233
            392   LUMINAR GROUP HOLDINGS PLC                                                                                    560
          2,800   MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                                51,166
          2,523   METRO AG                                                                                                   72,968
            500   MINISTOP COMPANY LIMITED                                                                                    7,903
          1,100   MOS FOOD SERVICES INCORPORATED                                                                             16,808
            800   NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                              7,970
         15,672   PANERA BREAD COMPANY+<<                                                                                   690,195
          2,000   PLENUS COMPANY LIMITED                                                                                     27,975
         37,000   PRESIDENT CHAIN STORE CORPORATION                                                                          77,175
         12,307   RIPLEY CORPORATION SA                                                                                       5,650
          1,300   ROYAL HOLDINGS COMPANY LIMITED                                                                             12,676
         18,816   SAFEWAY INCORPORATED<<                                                                                    348,096
         37,880   SEVEN & I HOLDINGS COMPANY LIMITED                                                                        839,490
         23,782   SHOPRITE HOLDINGS LIMITED                                                                                 116,866
            453   SLIGRO FOOD GROUP NV                                                                                        9,562
            300   ST. MARC HOLDINGS COMPANY LIMITED                                                                           7,565
         42,370   STARBUCKS CORPORATION+                                                                                    387,686
        200,776   TESCO PLC                                                                                                 952,161
          1,000   WATAMI FOOD SERVICE COMPANY                                                                                21,358
          2,154   WETHERSPOON (J.D.) PLC                                                                                     11,799
         54,938   WOOLWORTHS LIMITED                                                                                        912,891
            400   YAOKO COMPANY LIMITED                                                                                      11,479
             37   YOSHINOYA D&C COMPANY LIMITED                                                                              41,282
          2,200   ZENSHO COMPANY LIMITED                                                                                     10,784
                                                                                                                          6,752,414
                                                                                                                   ----------------
FOOTWEAR: 0.04%
          8,000   ASICS CORPORATION                                                                                          49,838
         41,551   CROCS INCORPORATED+<<                                                                                      50,692
          6,984   DECKERS OUTDOOR CORPORATION+                                                                              288,230
            750   NG2 SA                                                                                                      7,132
                                                                                                                            395,892
                                                                                                                   ----------------
FORESTRY: 0.02%
          5,000   DAIKEN CORPORATION                                                                                          8,508
         24,577   GUNNS LIMITED                                                                                              10,878
          5,700   SUMITOMO FORESTING                                                                                         33,176
          8,824   WEYERHAEUSER COMPANY<<                                                                                    213,188
                                                                                                                            265,750
                                                                                                                   ----------------

                  138 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
FURNITURE & FIXTURES: 0.26%
          5,625   CERSANIT-KRASNYSTAW SA                                                                           $         14,171
            480   DOREL INDUSTRIES INCORPORATED CLASS B                                                                       7,463
            800   EKORNES ASA                                                                                                 7,915
         20,325   ETHAN ALLEN INTERIORS INCORPORATED<<                                                                      193,901
          6,000   FRANCE BED HOLDINGS COMPANY LIMITED                                                                         8,219
         25,146   FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                              34,199
         27,474   HERMAN MILLER INCORPORATED                                                                                276,938
         25,267   HNI CORPORATION<<                                                                                         247,869
          6,141   HOUSEWARES INTERNATIONAL LIMITED                                                                            2,195
          1,000   ITOKI CORPORATION                                                                                           2,668
         12,580   KINETIC CONCEPTS INCORPORATED+<<                                                                          273,992
         29,000   KINGBOARD LAMINATES HOLDINGS LIMITED                                                                        6,868
         34,624   LA-Z-BOY INCORPORATED<<                                                                                    31,162
         39,074   LEGGETT & PLATT INCORPORATED<<                                                                            446,616
         91,378   MASCO CORPORATION                                                                                         470,597
         69,919   NEWELL RUBBERMAID INCORPORATED                                                                            395,042
          5,775   NOBIA AB                                                                                                   10,934
          4,000   NORITAKE COMPANY LIMITED                                                                                   10,562
          3,000   OKAMURA CORPORATION                                                                                        16,319
          1,500   SANGETSU COMPANY LIMITED                                                                                   30,651
         16,944   SELECT COMFORT CORPORATION+<<                                                                               4,744
         55,299   TEMPUR-PEDIC INTERNATIONAL<<                                                                              339,536
          4,800   TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                  47,191
                                                                                                                          2,879,752
                                                                                                                   ----------------
GAMING: 0.00%
            471   BWIN INTERACTIVE ENTERTAINMENT AG+                                                                         11,775
                                                                                                                   ----------------
GAS DISTRIBUTION: 0.11%
          6,312   AYGAZ AS                                                                                                    7,337
         33,325   GAIL INDIA LIMITED                                                                                        130,940
         32,969   GAZ DE FRANCE                                                                                           1,041,154
                                                                                                                          1,179,431
                                                                                                                   ----------------
GENERAL MERCHANDISE STORES: 1.13%
         40,075   99 CENTS ONLY STORES+                                                                                     330,218
          1,711   ARCANDOR AG                                                                                                 2,895
          2,300   ASKUL CORPORATION                                                                                          35,058
          3,000   BELLUNA COMPANY LIMITED                                                                                     6,995
         33,600   BIG C SUPERCENTER PCL                                                                                      35,883
         43,586   BIG LOTS INCORPORATED+                                                                                    676,019
         14,903   BJ'S WHOLESALE CLUB INCORPORATED+                                                                         445,302
          2,100   CAWACHI LIMITED                                                                                            34,688
        115,783   CENCOSUD SA                                                                                               200,215
          2,900   CIRCLE K SUNKUS COMPANY LIMITED                                                                            44,573
         21,454   DAVID JONES LIMITED                                                                                        31,641
          1,900   DON QUIJOTE COMPANY LIMITED                                                                                22,417
         23,706   DSG INTERNATIONAL PLC                                                                                       6,818
         33,001   FAMILY DOLLAR STORES INCORPORATED<<                                                                       905,547
          3,600   FAMILYMART COMPANY LIMITED                                                                                121,444
         55,600   FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                              21,574
         37,473   FOOT LOCKER INCORPORATED<<                                                                                311,401
         27,949   FRED'S INCORPORATED<<                                                                                     257,410
         15,000   GOLDEN EAGLE RETAIL GROUP LIMITED                                                                           7,916
         42,895   HARVEY NORMAN HOLDINGS LIMITED                                                                             51,758
            221   HELLENIC DUTY FREE SHOPS SA                                                                                   994

                  Wells Fargo Advantage Master Portfolios 139


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
GENERAL MERCHANDISE STORES (continued)
         21,619   HOME RETAIL GROUP                                                                                $         65,167
          1,206   HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                                   43,643
          2,000   INAGEYA COMPANY LIMITED                                                                                    18,519
         24,000   INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                               5,733
          5,000   IZUMIYA COMPANY LIMITED                                                                                    24,931
         48,600   JCPENNEY COMPANY INCORPORATED                                                                             745,038
              7   JELMOLI HOLDING AG                                                                                         14,158
          3,400   LAWSON INCORPORATED                                                                                       147,226
         19,000   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                   14,485
        104,629   MACY'S INCORPORATED                                                                                       823,430
         38,988   MARKS & SPENCER GROUP PLC                                                                                 144,179
          1,800   MATSUYA COMPANY LIMITED                                                                                    27,609
         14,000   NEW WORLD DEPARTMENT STORE CHINA LIMITED                                                                    4,650
          2,200   NISSEN COMPANY LIMITED                                                                                      9,621
         18,104   ORGANIZACION SORIANA SAB DE CV CLASS B                                                                     23,727
         21,773   PACIFIC BRANDS LIMITED                                                                                      3,082
            335   PANTALOON RETAIL INDUSTRIAL CLASS B                                                                           515
          3,200   PARCO COMPANY LIMITED                                                                                      23,730
         14,348   PICK'N PAY STORES LIMITED                                                                                  43,802
            290   RALLYE SA                                                                                                   4,272
        133,684   SACI FALABELLA                                                                                            405,442
         94,055   SAKS INCORPORATED+<<                                                                                      228,554
            655   SEARS CANADA INCORPORATED+                                                                                  9,239
          1,800   SENSHUKAI COMPANY LIMITED                                                                                  11,387
          1,158   SHINSEGAE COMPANY LIMITED                                                                                 300,893
         12,000   SIAM MAKRO PLC                                                                                             22,969
          1,091   SONAE CAPITAL+                                                                                                603
          8,731   SONAE SGPS SA                                                                                               4,869
          2,200   SUGI PHARMACY COMPANY LIMITED                                                                              46,262
          2,400   SUNDRUG COMPANY LIMITED                                                                                    39,897
            900   TSURUHA HOLDINGS INCORPORATED                                                                              28,623
         22,122   UNION DE CERVECERIAS PERUANAS BACKUS & JOHNSTON SAA(a)                                                     16,130
             55   VALORA HOLDING AG                                                                                           7,273
        216,313   WAL-MART DE MEXICO SA DE CV SERIES V                                                                      402,089
        106,528   WAL-MART STORES INCORPORATED                                                                            5,245,439
          3,951   WAREHOUSE GROUP LIMITED                                                                                     6,596
         56,000   WUMART STORES INCORPORATED                                                                                 39,112
                                                                                                                         12,553,660
                                                                                                                   ----------------
HEALTH SERVICES: 1.45%
            602   ABENGOA SA                                                                                                  7,770
          2,189   ACIBADEM SAGLIK HIZMETLERI VE TICARET AS                                                                    7,233
         14,395   AMEDISYS INCORPORATED+<<                                                                                  470,860
         27,400   BANGKOK DUSIT MEDICAL SERVICES PCL                                                                         12,878
         82,500   BANGKOK DUSIT MEDICAL SERVICES PCL THB                                                                     38,776
            184   BASILEA PHARMACEUTICA+                                                                                      8,585
            324   BIOMERIEUX                                                                                                 24,482
         57,733   BIOTON SA+                                                                                                  3,126
         28,900   BUMRUNGRAD HOSPITAL PCL                                                                                    16,867
         47,000   CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                                26,429
        702,000   CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                      21,118
            896   CML HEALTHCARE                                                                                              9,684
         23,377   COMMUNITY HEALTH SYSTEMS INCORPORATED+<<                                                                  382,448
         14,930   COVANCE INCORPORATED+                                                                                     567,041
          1,348   CRUCELL NV+                                                                                                24,932
         24,351   DAVITA INCORPORATED+                                                                                    1,142,549

                  140 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   -----------------
HEALTH SERVICES (continued)
          2,136   DIVI'S LABORATORIES LIMITED                                                                      $          35,939
         29,663   EDWARDS LIFESCIENCES CORPORATION+                                                                        1,649,559
         26,500   ENZO BIOCHEM INCORPORATED+                                                                                  97,255
         28,264   ENZON PHARMACEUTICALS INCORPORATED+<<                                                                      149,517
          4,625   FRESENIUS MEDICAL CARE AG & COMPANY                                                                        188,572
            576   FRESENIUS SE                                                                                                26,080
          3,054   GLAXOSMITHKLINE PHARMACEUTICALS LIMITED                                                                     71,136
          3,513   GRIFOLS SA                                                                                                  55,075
        183,153   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                        393,779
         16,726   HEALTHSCOPE LIMITED                                                                                         43,298
         46,627   HEALTHSOUTH REHABILITATION CORPORATION+<<                                                                  366,022
         16,736   HEALTHWAYS INCORPORATED+                                                                                   152,465
         66,877   HUMAN GENOME SCIENCES INCORPORATED+                                                                        126,398
         25,272   IBA HEALTH GROUP LIMITED                                                                                    10,496
         29,376   INTERVAL LEISURE GROUP INCORPORATED+                                                                       117,504
         25,071   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              1,379,156
         41,551   LIFEPOINT HOSPITALS INCORPORATED+                                                                          873,402
         17,900   LINCARE HOLDINGS INCORPORATED+                                                                             377,153
         20,556   MAGELLAN HEALTH SERVICES INCORPORATED+                                                                     681,637
          2,000   MDS INCORPORATED+                                                                                           13,205
         26,916   MEDI-CLINIC CORPORATION                                                                                     59,963
         23,892   MEDNAX INCORPORATED+                                                                                       707,203
        109,957   NETWORK HEALTHCARE HOLDINGS LIMITED                                                                         93,524
          1,100   NOVOZYMES A/S CLASS B                                                                                       81,189
         24,597   ODYSSEY HEALTHCARE INCORPORATED+                                                                           254,825
            315   ORPEA+                                                                                                      10,390
         35,065   PARKWAY HOLDINGS LIMITED                                                                                    23,424
         12,313   PRIMARY HEALTH CARE LIMITED                                                                                 34,150
         28,009   PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                        474,472
          4,545   QIAGEN NV+                                                                                                  74,533
          4,239   RAMSAY HEALTH CARE LIMITED                                                                                  27,086
          1,773   RHOEN KLINIKUM AG                                                                                           33,141
         17,938   ROCHE HOLDING AG                                                                                         2,036,278
         11,720   RYMAN HEALTHCARE LIMITED                                                                                     7,209
         13,977   SONIC HEALTHCARE LIMITED                                                                                   106,150
          2,071   SOUTHERN CROSS HEALTHCARE LIMITED                                                                            2,759
              2   TAKARA BIO INCORPORATED+                                                                                     3,598
        354,634   TENET HEALTHCARE CORPORATION+                                                                              393,644
         11,028   UNIVERSAL HEALTH SERVICES CLASS B                                                                          406,161
         53,312   VALEANT PHARMACEUTICALS INTERNATIONAL<<+                                                                   927,629
          1,312   VALLOUREC SA                                                                                               102,119
         26,105   WATSON PHARMACEUTICALS INCORPORATED+                                                                       737,988
          4,108   ZELTIA SA                                                                                                   17,037
                                                                                                                          16,186,898
                                                                                                                   -----------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.28%
          6,553   ABB LIMITED INDIA                                                                                           46,632
            560   ACCIONA SA                                                                                                  54,989
          4,169   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                                 164,640
          2,240   AUTOSTRADA TORINO-MILANO SPA                                                                                13,253
         17,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                                 64,285
          9,655   CIA DE CONCESSOES RODOVIARIAS                                                                               93,264
          7,020   DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                                    88,203
            676   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                    17,311
         31,152   FOSTER WHEELER AG+                                                                                         468,526
         24,833   GMR INFRASTRUCTURE LIMITED+                                                                                 37,471

                  Wells Fargo Advantage Master Portfolios 141


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   -----------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS (continued)
          1,360   GRUPO FERROVIAL SA                                                                               $          33,121
          2,202   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                      34,864
          2,540   HELLENIC TECHNODOMIKI TEV SA                                                                                12,332
         28,000   HITACHI ZOSEN CORPORATION+                                                                                  22,668
         31,500   HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                     18,292
          3,786   HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                   429,141
         13,452   LANCO INFRATECH LIMITED+                                                                                    32,439
         52,934   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                      624,092
          1,000   NAMURA SHIPBUILDING COMPANY LIMITED                                                                          2,477
        136,500   PLUS EXPRESSWAYS BHD                                                                                       107,960
         14,570   SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                   201,756
          4,000   SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                                      6,685
          1,100   SHO-BOND HOLDINGS COMPANY LIMITED                                                                           21,337
          9,289   SKANSKA AB                                                                                                  65,138
          1,409   SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI SPA                                                                6,878
         14,631   TECHNICAL OLYMPIC SA                                                                                         3,313
        335,000   TRUBA ALAM MANUNGGAL ENGINEERING PT+                                                                         1,392
         41,989   UNITECH LIMITED                                                                                             22,645
         12,126   VINCI SA                                                                                                   388,757
          4,003   VT GROUP PLC                                                                                                27,995
                                                                                                                           3,111,856
                                                                                                                   -----------------
HOLDING & OTHER INVESTMENT OFFICES: 2.68%
          7,748   3I GROUP PLC                                                                                                22,049
         59,308   ABB LIMITED                                                                                                715,922
        111,000   ABOITIZ POWER CORPORATION                                                                                    9,439
            372   ACKERMANS & VAN HAAREN NV                                                                                   17,198
         12,716   ADANI ENTERPRISES LIMITED                                                                                   59,684
         10,280   ADCOCK INGRAM HOLDINGS LIMITED+                                                                             38,690
          9,499   AFFILIATED MANAGERS GROUP INCORPORATED+                                                                    341,774
            445   AFRICA ISRAEL INVESTMENTS LIMITED                                                                            3,279
         23,332   ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA OF PHARMACEUTICAL & ORGANIC PRODUCTS                            17,624
          4,460   ALCON INCORPORATED                                                                                         367,326
         16,844   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                             673,086
          6,000   ALLIED GROUP LIMITED                                                                                         9,446
          3,479   AMALGAMATED HOLDINGS                                                                                         9,888
         13,668   ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                                   86,344
        133,780   ANNALY CAPITAL MANAGEMENT INCORPORATED<<                                                                 1,859,542
         11,696   ANTARCHILE SA                                                                                              124,446
          2,373   ARC ENERGY TRUST                                                                                            26,021
         14,340   ASHMORE GROUP PLC                                                                                           25,201
         16,855   ASPEN INSURANCE HOLDINGS LIMITED                                                                           367,270
         24,099   ASPEN PHARMACARE HOLDINGS LIMITED                                                                           98,686
         18,601   AVALONBAY COMMUNITIES INCORPORATED                                                                         789,054
            997   AVEVA GROUP PLC                                                                                              6,768
         12,914   AYALA CORPORATION CLASS A                                                                                   50,152
        104,259   BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                         4,219
         33,620   BABCOCK & BROWN WIND PARTNERS                                                                               18,967
         13,404   BARLOWORLD LIMITED                                                                                          39,915
         20,000   BEIJING ENTERPRISES HOLDINGS LIMITED                                                                        77,850
          6,400   BINTULU PORT HOLDINGS BERHAD                                                                                 9,491
         62,841   BIOMED REALTY TRUST INCORPORATED                                                                           536,034
            400   BOARDWALK REAL ESTATE INVESTMENT TRUST                                                                       8,027
          2,770   BODYCOTE PLC                                                                                                 4,647
             98   BOLLORE INVESTISSEMENT                                                                                       9,413
          6,489   BOSTON PROPERTIES INCORPORATED                                                                             240,677

                  142 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   -----------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
         16,900   BRADESPAR SA                                                                                     $         156,534
         27,421   BRE PROPERTIES INCORPORATED                                                                                518,805
         12,350   BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                   163,670
         12,616   CAMDEN PROPERTY TRUST<<                                                                                    237,055
            740   CANADIAN APARTMENT PROPERTIES REIT                                                                           7,998
            491   CANADIAN REAL ESTATE INVESTMENT TRUST                                                                        7,962
         49,703   CBL & ASSOCIATES PROPERTIES INCORPORATED<<                                                                 154,079
         41,400   CITIC RESOURCES HOLDINGS LIMITED+                                                                            4,338
          3,240   CL FINANCIAL CORPORATION                                                                                    33,312
          2,926   CLAL INDUSTRIES AND INVESTMENTS                                                                              5,951
            832   CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED                                                                   4,481
          2,704   CLOSE BROTHERS GROUP PLC                                                                                    18,980
         31,559   COLONIAL PROPERTIES TRUST<<                                                                                120,240
         64,286   CONNECTEAST GROUP                                                                                           16,950
            549   CORPORATION FINANCIERA ALBA                                                                                 17,219
         20,286   COUSINS PROPERTIES INCORPORATED<<                                                                          144,233
          1,000   D CARNEGIE & COMPANY AB(a)                                                                                   1,976
         61,000   DAIWA SECURITIES GROUP INCORPORATED                                                                        209,542
        134,292   DCT INDUSTRIAL TRUST INCORPORATED                                                                          392,133
            327   DEERFIELD CAPITAL CORPORATION                                                                                  419
            181   DELEK GROUP LIMITED                                                                                         11,975
         89,113   DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                                262,883
         67,727   DIAMONDROCK HOSPITALITY                                                                                    209,276
         35,552   DIGITAL REALITY TRUST INCORPORATED<<                                                                     1,062,649
         50,643   DOGAN SIRKETLER GRUBU HOLDINGS+                                                                             15,281
          7,934   DOGAN YAYIN HOLDING+                                                                                         2,108
          1,100   DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                                    15,462
         34,858   DUKE REALTY CORPORATION<<                                                                                  240,520
         11,000   E-REVOLUTION COMPANY LIMITED+                                                                                  775
         30,069   EMECO HOLDINGS LIMITED                                                                                       5,648
         39,033   EMPRESAS COPEC SA                                                                                          313,938
          8,852   EQSTRA HOLDINGS LIMITED+                                                                                     5,078
         12,072   EQUITY LIFESTYLE PROPERTIES INCORPORATED<<                                                                 402,360
         11,400   EQUITY RESIDENTIAL                                                                                         200,640
         14,102   ESSEX PROPERTY TRUST INCORPORATED<<                                                                        767,008
            848   EURAZEO                                                                                                     19,770
         15,287   EXTERRAN HOLDINGS INCORPORATED+<<                                                                          276,695
         40,000   FELCOR LODGING TRUST INCORPORATED                                                                           32,400
            970   FIBI HOLDINGS LIMITED                                                                                        6,137
            158   FIMALAC                                                                                                      5,682
            439   FINANCIERE DE TUBIZE                                                                                         8,105
         72,600   FIRST GEN CORPORATION+                                                                                      22,673
         50,016   FRANKLIN STREET PROPERTIES CORPORATION                                                                     530,170
            956   GAGFAH SA                                                                                                    2,862
          3,047   GEA GROUP AG                                                                                                32,622
         10,922   GEMINA SPA                                                                                                   3,569
        165,200   GENTING BHD                                                                                                152,976
            386   GIMV NV                                                                                                     15,278
        261,440   GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED(a)                                                              37,757
         24,233   GOODMAN PROPERTY TRUST                                                                                      10,527
          2,000   GREAT EASTERN HOLDINGS LIMITED                                                                              10,226
         43,259   GRUPO CARSO SA DE CV                                                                                        85,467
          2,970   GS HOLDINGS CORPORATION                                                                                     48,548
         86,000   GUANGZHOU INVESTMENT COMPANY LIMITED                                                                         7,197
            971   H&R REAL ESTATE INVESTMENT                                                                                   5,526
         34,660   HACI OMER SABANCI HOLDING AS                                                                                50,290

                  Wells Fargo Advantage Master Portfolios 143


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   -----------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
         62,979   HCP INCORPORATED<<                                                                               $       1,150,626
         14,788   HENDERSON GROUP PLC                                                                                         16,725
         33,600   HKR INTERNATIONAL LIMITED                                                                                    6,636
         17,329   HOME PROPERTIES INCORPORATED<<                                                                             459,912
         73,187   HOSPITALITY PROPERTIES TRUST<<                                                                             834,332
        129,600   HOST HOTELS & RESORTS INCORPORATED                                                                         479,520
        176,281   HRPT PROPERTIES TRUST                                                                                      569,388
          5,000   HUFVUDSTADEN AB                                                                                             26,664
          2,714   HUNTING PLC                                                                                                 16,014
         10,473   ICAP PLC                                                                                                    34,866
            251   IDB DEVELOPMENT CORPORATION LIMITED                                                                          2,381
          8,139   IG GROUP HOLDINGS PLC                                                                                       31,014
         14,675   IMPERIAL HOLDING LIMITED                                                                                    64,150
        134,610   IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                                            62,753
          4,600   INDUSTRIVARDEN AB CLASS A                                                                                   28,545
          2,400   INDUSTRIVARDEN AB CLASS C                                                                                   13,141
         11,580   INFRATIL LIMITED                                                                                             9,400
          4,745   INVERCAP SA                                                                                                 25,951
          8,650   INVESTEC PLC                                                                                                25,064
         96,123   INVESTIMENTOS ITAU SA                                                                                      280,160
         10,321   INVESTOR AB                                                                                                116,499
          4,600   INVESTOR AB A SHARES                                                                                        49,841
         10,000   IOI PROPERTIES BHD                                                                                           6,764
        105,068   ISTAR FINANCIAL INCORPORATED<<                                                                             147,095
            518   ISTITUTO FINANZIARIO INDUSTRIALE SPA+                                                                        2,212
         20,800   J FRONT RETAILING COMPANY LIMITED                                                                           63,143
          1,400   JAFCO COMPANY LIMITED                                                                                       20,380
          3,000   JAPAN ASIA INVESTMENT COMPANY LIMITED                                                                          929
         13,084   JARDINE MATHESON HOLDINGS LIMITED                                                                          226,353
         15,075   JM FINANCIAL LIMITED                                                                                         6,304
         57,527   KIMCO REALTY CORPORATION                                                                                   509,114
          1,586   KKR FINANCIAL CORPORATION                                                                                    1,713
        157,800   KNM GROUP BHD                                                                                               15,530
         24,519   KOC HOLDING AS+                                                                                             30,649
         12,347   LG CORPORATION                                                                                             322,848
         24,480   LIBERTY PROPERTY TRUST                                                                                     447,250
         26,000   LION DIVERSIFIED HOLDINGS BHD                                                                                1,906
         18,018   MACERICH COMPANY<<                                                                                         205,766
         15,721   MACK-CALI REALTY CORPORATION                                                                               268,515
         22,890   MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                               11,942
        106,235   MACQUARIE INFRASTRUCTURE GROUP                                                                              68,670
          7,006   MACQUARIE LEISURE TRUST GROUP                                                                                4,002
          3,300   MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                                   59,256
         40,200   METROPOLITAN BANK & TRUST COMPANY                                                                           16,858
         14,521   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                             376,239
         10,202   MIGDAL INSURANCE & FINANCIAL HOLDING LIMITED                                                                 7,229
          7,231   MITIE GROUP                                                                                                 18,193
            440   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                  1,967
          1,057   MLP AG                                                                                                       8,691
        109,200   MMC CORPORATION BHD                                                                                         41,215
        222,700   MULPHA INTERNATIONAL BHD+                                                                                   21,449
         42,700   MULTI-PURPOSE HOLDINGS BHD                                                                                  12,480
         21,500   MURRAY & ROBERTS HOLDINGS LIMITED                                                                           78,241
         61,155   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                  878,797
          1,128   NATIONALE A PORTEFEUILLE                                                                                    46,722
         33,905   NEWCASTLE INVESTMENT CORPORATION<<                                                                           9,832

                  144 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   -----------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
              3   NIPPON ACCOMMODATIONS FUND INCORPORATED                                                          $          11,287
            742   NPIL RESEARCH & DEVELOPMEN+                                                                                    659
         30,627   PAMPA CALICHERA (SOCD INVER)                                                                                28,482
            555   PARGESA HOLDING SA                                                                                          29,050
          4,930   PETROBRAS ENERGIA PARTICIPACIONES SA                                                                        24,749
              8   PILOT CORPORATION                                                                                            9,083
         23,828   POST PROPERTIES INCORPORATED                                                                               229,702
          1,374   PREMIER INVESTMENTS LIMITED                                                                                  3,077
          7,193   PUBLIC STORAGE INCORPORATED CLASS D<<                                                                      399,068
         39,104   RAIT FINANCIAL TRUST<<                                                                                      32,847
          2,500   RATOS AB B SHARES                                                                                           30,393
         81,321   REALTY INCORPORATEDOME CORPORATION                                                                       1,425,557
         39,775   REDWOOD TRUST INCORPORATED<<                                                                               536,963
         16,147   REGENCY CENTERS CORPORATION                                                                                435,646
         33,960   REMGRO LIMITED                                                                                             222,377
          1,117   RHJ INTERNATIONAL+                                                                                           4,562
          1,046   SBI HOLDINGS INCORPORATED                                                                                   83,293
          2,808   SCHRODERS PLC                                                                                               29,147
         19,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                        42,939
          8,005   SIEMENS INDIA LIMITED                                                                                       33,583
        176,840   SIME DARBY BHD                                                                                             267,704
         12,498   SIMON PROPERTY GROUP INCORPORATED                                                                          413,684
        123,500   SINO-OCEAN LAND HOLDINGS LIMITED                                                                            58,930
         12,894   SL GREEN REALTY CORPORATION<<                                                                              149,828
         12,876   SM INVESTMENTS CORPORATION                                                                                  50,206
            449   SOFINA SA                                                                                                   26,771
         31,200   SOFTBANK CORPORATION                                                                                       377,536
             52   SONY FINANCIAL HOLDINGS INCORPORATED                                                                       133,756
         47,957   STRATEGIC HOTEL & RESORTS INCORPORATED                                                                      39,325
          1,028   STX CORPORATION                                                                                             10,405
         16,799   SUN HUNG KAI PROPERTIES LIMITED                                                                            129,184
          4,109   SUN INTERNATIONAL LIMITED                                                                                   29,130
         39,749   SUNSTONE HOTEL INVESTORS INCORPORATED                                                                       87,050
         47,500   SWIRE PACIFIC LIMITED B SHARES                                                                              58,155
          5,130   TAKEFUJI CORPORATION                                                                                        16,937
         28,201   TAUBMAN CENTERS INCORPORATED                                                                               441,346
         26,000   TCC INTERNATIONAL HOLDINGS LIMITED+                                                                          5,584
          4,886   TEKFEN HOLDING AS                                                                                            7,548
            200   THE ISRAEL CORPORATION LIMITED                                                                              54,734
          6,200   TISCO FINANCIAL GROUP PCL                                                                                    1,765
         11,000   TOP GLOVE CORPORATION BHD                                                                                   13,267
         33,787   UDR INCORPORATED                                                                                           268,269
        216,000   UNITED ENERGY GROUP LIMITED+                                                                                 7,817
         25,000   VALUE PARTNERS GROUP LIMITED                                                                                 7,708
         35,625   VENTAS INCORPORATED                                                                                        768,431
         66,112   VIRGIN MEDIA INCORPORATED<<                                                                                316,015
          3,737   VIRTUS INVESTMENT PARTNERS INCORPORATED+                                                                    18,687
        292,000   WANT WANT CHINA HOLDINGS LIMITED                                                                           114,376
          4,884   WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                               24,592
        147,915   WATERLAND FINANCIAL HOLDINGS                                                                                23,520
         19,002   WEINGARTEN REALTY INVESTORS                                                                                214,533
            659   WENDEL INVESTISSEMENT                                                                                       16,415
        137,203   YTL POWER INTERNATIONAL BHD                                                                                 71,597
                                                                                                                          29,843,189
                                                                                                                   -----------------

                  Wells Fargo Advantage Master Portfolios 145


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   -----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.20%
            900   AMER SPORTS OYJ                                                                                  $           6,282
          8,000   BEST DENKI COMPANY LIMITED                                                                                  21,867
          8,505   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED                                                                  2,070
            570   FOURLIS HOLDINGS SA                                                                                          3,819
         10,092   GALIFORM PLC                                                                                                 2,115
          4,347   GAME GROUP PLC                                                                                               9,037
          5,154   JB HI-FI LIMITED                                                                                            34,469
          8,526   JD GROUP LIMITED                                                                                            24,750
          2,000   JOSHIN DENKI COMPANY LIMITED                                                                                11,172
          1,600   K'S HOLDINGS CORPORATION                                                                                    19,122
          3,900   KOKUYO COMPANY LIMITED                                                                                      28,017
         95,310   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                           1,103,519
          1,400   NAFCO COMPANY LIMITED                                                                                       14,820
          1,900   NITORI COMPANY LIMITED                                                                                     100,608
          6,700   PIONEER CORPORATION                                                                                          6,912
         29,508   RADIOSHACK CORPORATION                                                                                     216,294
          3,800   SHIMANO INCORPORATED                                                                                       123,762
          8,586   THOMSON                                                                                                      7,252
         13,000   TOTO LIMITED                                                                                                55,526
         22,788   WILLIAMS-SONOMA INCORPORATED<<                                                                             198,939
          1,800   XEBIO COMPANY LIMITED                                                                                       27,046
          4,090   YAMADA DENKI COMPANY LIMITED                                                                               148,384
          8,800   YAMAHA CORPORATION                                                                                          67,789
                                                                                                                           2,233,571
                                                                                                                   -----------------
HOTELS: 0.00%
          4,033   WOTIF.COM HOLDINGS LIMITED                                                                                   8,415
                                                                                                                   -----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.19%
          6,000   ASSOCIATED INTERNATIONAL HOTELS+                                                                            11,041
         13,000   BANYAN TREE HOLDINGS LIMITED                                                                                 3,259
         43,265   BOYD GAMING CORPORATION<<                                                                                  183,876
         16,983   EGYPTIAN FOR TOURISM RESORTS+                                                                                3,498
         18,345   EIH LIMITED                                                                                                 35,707
          4,200   FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                    32,619
          2,000   FUJITA KANKO INCORPORATED                                                                                    8,009
         20,383   GAYLORD ENTERTAINMENT COMPANY<<+                                                                           133,712
         22,433   HONGKONG & SHANGHAI HOTELS LIMITED                                                                          13,426
            450   IMPERIAL HOTEL LIMITED                                                                                       7,528
         33,173   INDIAN HOTELS COMPANY LIMITED                                                                               23,063
          5,900   INTERCONTINENTAL HOTELS GROUP PLC                                                                           40,474
         29,000   KLCC PROPERTY HOLDINGS BHD                                                                                  23,009
         64,799   LAS VEGAS SANDS CORPORATION+<<                                                                             147,742
         16,609   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                              235,183
          2,220   MILLENNIUM & COPTHORNE HOTELS PLC                                                                            5,917
         23,100   MINOR INTERNATIONAL PCL                                                                                      4,496
         72,600   MINOR INTERNATIONAL PCL ADR                                                                                 14,131
            996   NH HOTELES SA                                                                                                3,167
          5,985   ORASCOM HOTELS & DEVELOPMENT+                                                                               12,654
          1,136   ORBIS SA                                                                                                     7,870
         25,491   ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                      100,944
         74,000   SHANGRI-LA ASIA LIMITED                                                                                     78,861
         14,676   SINO HOTELS HOLDINGS LIMITED                                                                                 4,903
         19,987   SKY CITY ENTERTAINMENT GROUP LIMITED                                                                        26,894
         38,201   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                           442,750
         11,179   TUI TRAVEL PLC                                                                                              35,205

                  146 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
         15,494   VAIL RESORTS INCORPORATED+<<                                                                     $        292,527
         42,758   WYNDHAM WORLDWIDE CORPORATION                                                                             157,777
                                                                                                                          2,090,242
                                                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.13%
         28,100   3M COMPANY                                                                                              1,277,426
         83,500   A-MAX HOLDINGS LIMITED                                                                                      1,968
         28,603   ACTUANT CORPORATION CLASS A                                                                               294,325
         28,948   ADVANTECH COMPANY LIMITED                                                                                  35,943
         21,484   AGCO CORPORATION+                                                                                         368,236
          2,700   AIDA ENGINEERING LIMITED                                                                                    7,391
          5,145   ALSTOM RGPT                                                                                               241,422
         17,000   AMADA COMPANY LIMITED                                                                                      82,411
            638   ANDRITZ AG                                                                                                 18,021
         50,788   APPLE INCORPORATED+                                                                                     4,535,876
         75,581   APPLIED MATERIALS INCORPORATED                                                                            696,101
          2,000   ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                                    8,856
          8,575   ASTEC INDUSTRIES INCORPORATED+<<                                                                          190,537
         16,159   ATLAS COPCO AB CLASS A                                                                                    111,478
          8,687   ATLAS COPCO AB CLASS B                                                                                     54,191
         17,233   BAKER HUGHES INCORPORATED<<                                                                               505,099
      5,945,000   BAKRIE & BROTHERS PT+                                                                                      24,612
         76,032   BENQ CORPORATION                                                                                           13,738
         13,013   BLACK BOX CORPORATION                                                                                     258,178
            826   BNK PETROLEUM INCORPORATED+                                                                                   104
            150   BOBST GROUP AG                                                                                              3,777
         38,641   BRIGGS & STRATTON CORPORATION                                                                             470,647
         87,174   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                              242,344
         44,974   BROOKS AUTOMATION INCORPORATED+                                                                           192,489
             80   BUCHER INDUSTRIES AG                                                                                        5,042
         16,447   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                                204,272
         50,738   CAMERON INTERNATIONAL CORPORATION+                                                                        978,229
          3,700   CANON FINETECH INCORPORATED                                                                                38,499
          3,604   CAP GEMINI SA                                                                                             103,285
          2,500   CAPCOM COMPANY LIMITED                                                                                     47,459
         12,200   CASIO COMPUTER COMPANY LIMITED                                                                             84,101
         38,740   CATCHER TECHNOLOGY COMPANY LIMITED                                                                         64,670
          6,000   CHEN HSONG HOLDINGS                                                                                         1,060
         29,832   CHICONY ELECTRONICS COMPANY LIMITED                                                                        32,043
         21,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                                            10,028
          3,000   CHUGAI RO COMPANY LIMITED                                                                                   6,826
         44,111   CIRRUS LOGIC INCORPORATED+                                                                                156,594
          2,400   CKD CORPORATION                                                                                             6,794
         44,350   CLEVO COMPANY                                                                                              36,468
          2,736   CRANE GROUP LIMITED                                                                                        13,026
         13,640   CROMPTON GREAVES LIMITED                                                                                   32,539
         42,675   CUMMINS INCORPORATED                                                                                      887,640
          8,000   DAIHEN CORPORATION                                                                                         20,946
          1,451   DASSAULT SYSTEMES SA                                                                                       50,285
         24,700   DEERE & COMPANY                                                                                           679,003
        156,403   DELTA ELECTRONICS INCORPORATED                                                                            246,292
         16,437   DIEBOLD INCORPORATED                                                                                      363,586
          1,100   DISCO CORPORATION                                                                                          27,571
         35,601   DONALDSON COMPANY INCORPORATED                                                                            869,020
          3,750   DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                    143,404
          6,870   DOOSAN INFRACORE COMPANY LIMITED                                                                           56,542

                  Wells Fargo Advantage Master Portfolios 147


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         46,300   DOVER CORPORATION                                                                                $      1,154,722
         18,460   DRESSER RAND GROUP INCORPORATED+                                                                          387,845
         15,668   DRIL-QUIP INCORPORATED+                                                                                   329,341
             50   EACCESS LIMITED                                                                                            30,370
         40,800   EATON CORPORATION                                                                                       1,474,920
         16,000   EBARA CORPORATION                                                                                          27,325
        114,920   EMC CORPORATION+                                                                                        1,206,660
         41,559   EMULEX CORPORATION+                                                                                       218,600
         79,612   ENTEGRIS INCORPORATED+                                                                                     48,563
         13,196   FLOWSERVE CORPORATION                                                                                     666,002
         29,198   FMC TECHNOLOGIES INCORPORATED+<<                                                                          773,455
         90,000   FONG'S INDUSTRIES COMPANY LIMITED                                                                          14,506
         54,660   FOXCONN TECHNOLOGY COMPANY LIMITED                                                                        124,708
         30,000   FUJI HEAVY INDUSTRIES LIMITED                                                                              95,590
          1,600   FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                 11,315
          1,100   FUJI SOFT INCORPORATED                                                                                     16,129
         90,000   FUJITSU LIMITED                                                                                           304,828
         10,000   FURUKAWA COMPANY LIMITED                                                                                    7,345
         35,331   GAMESTOP CORPORATION CLASS A+                                                                             951,111
         27,714   GARDNER DENVER INCORPORATED+                                                                              524,349
            689   GILDEMEISTER AG                                                                                             3,952
        141,015   HEWLETT-PACKARD COMPANY                                                                                 4,093,665
          3,200   HEXAGON AB                                                                                                 13,950
         54,370   HIGH TECH COMPUTER CORPORATION                                                                            589,647
          1,000   HISAKA WORKS LIMITED                                                                                        7,421
          4,200   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                             48,400
          5,000   HITACHI KOKI COMPANY LIMITED                                                                               45,435
        150,000   HITACHI LIMITED                                                                                           373,517
            900   HITACHI SOFTWARE ENGINEERING COMPANY LIMITED                                                               10,410
        482,900   HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                                948,582
          4,000   HOSOKAWA MICRON CORPORATION                                                                                11,782
         43,525   IDEX CORPORATION                                                                                          840,903
          2,232   INDRA SISTEMAS SA                                                                                          40,536
         13,272   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                    188,197
         77,446   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             7,127,355
        181,840   INVENTEC COMPANY LIMITED                                                                                   53,232
          8,000   ISEKI & COMPANY LIMITED                                                                                    18,171
          3,706   IT HOLDINGS CORPORATION                                                                                    42,408
          1,300   ITOCHU TECHNO-SCIENCE CORPORATION                                                                          24,207
         52,000   JOHNSON ELECTRIC HOLDINGS LIMITED                                                                           9,220
         25,180   JOY GLOBAL INCORPORATED                                                                                   439,643
         18,343   KAYDON CORPORATION                                                                                        458,575
          5,000   KITZ CORPORATION                                                                                           15,316
         44,730   KOMATSU LIMITED                                                                                           457,977
          4,400   KONAMI CORPORATION                                                                                         62,109
         50,865   KUBOTA CORPORATION                                                                                        242,275
         40,093   KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                                 54,126
         29,155   LAM RESEARCH CORPORATION+<<                                                                               570,272
         20,594   LARSEN & TOUBRO LIMITED                                                                                   241,156
        178,000   LENOVO GROUP LIMITED                                                                                       32,526
         18,800   LEXMARK INTERNATIONAL INCORPORATED+                                                                       322,232
         13,400   LG PHILLIPS LCD COMPANY LIMITED                                                                           222,532
         98,882   LITE-ON TECHNOLOGY CORPORATION                                                                             57,713
          3,810   LOGITECH INTERNATIONAL SA+                                                                                 32,411
          2,251   MAHARASHTRA SEAMLESS LIMITED                                                                                5,356
          4,000   MAKINO MILLING MACHINE COMPANY LIMITED                                                                      8,573

                  148 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
              1   MAKITA CORPORATION                                                                               $             19
          2,268   MAN AG                                                                                                     90,669
         29,115   MANITOWOC COMPANY INCORPORATED                                                                            119,372
          1,000   MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                                 1,464
          2,000   MAX COMPANY LIMITED                                                                                        21,319
          8,000   MEIDENSHA CORPORATION                                                                                      16,208
          1,400   MEITEC CORPORATION                                                                                         18,949
          2,000   MELCO HOLDINGS INCORPORATED                                                                                21,515
          2,885   METSO OYJ                                                                                                  28,017
         43,124   MICROS SYSTEMS INCORPORATED+                                                                              693,434
          3,400   MISUMI GROUP INCORPORATED                                                                                  38,009
         10,277   MISYS PLC                                                                                                  15,765
         90,132   MITAC INTERNATIONAL CORPORATION                                                                            32,525
         97,000   MITSUBISHI ELECTRIC CORPORATION                                                                           383,216
          6,300   MITSUI HIGH-TEC INCORPORATED                                                                               35,564
          3,000   MIURA COMPANY LIMITED                                                                                      64,198
            500   MODEC INCORPORATED                                                                                          5,637
         22,196   MODINE MANUFACTURING COMPANY                                                                               25,081
          3,400   MORI SEIKI COMPANY LIMITED                                                                                 27,563
          4,000   NABTESCO CORPORATION                                                                                       24,418
          8,000   NACHI-FUJIKOSHI CORPORATION                                                                                10,774
         23,046   NATIONAL OILWELL VARCO INCORPORATED+                                                                      616,020
            601   NCSOFT CORPORATION                                                                                         27,259
            149   NEC CORPORATION ADR(a)                                                                                          0
            897   NEOPOST SA                                                                                                 65,093
             17   NET ONE SYSTEMS COMPANY LIMITED                                                                            23,882
            900   NETUREN COMPANY LIMITED                                                                                     5,412
          2,900   NIHON UNISYS LIMITED                                                                                       20,381
          2,000   NIPPON THOMPSON COMPANY LIMITED                                                                             5,951
            700   NITTO KOHKI COMPANY LIMITED                                                                                10,819
          5,600   NOMURA RESEARCH INSTITUTE LIMITED                                                                          88,189
         16,562   NORDSON CORPORATION                                                                                       412,394
         42,677   NUANCE COMMUNICATIONS INCORPORATED+                                                                       378,118
            330   OBIC COMPANY LIMITED                                                                                       43,533
          1,107   OCE NV                                                                                                      2,800
         25,445   OIL STATES INTERNATIONAL INCORPORATED+                                                                    338,927
          1,080   OILES CORPORATION                                                                                          11,040
          1,500   OKAYA & COMPANY LIMITED                                                                                    13,440
          1,500   ORACLE CORPORATION JAPAN                                                                                   46,892
          1,000   ORGANO CORPORATION                                                                                          5,534
          3,095   ORMAT INDUSTRIES                                                                                           19,450
            900   OTSUKA CORPORATION                                                                                         31,551
            679   OUTOTEC OYJ                                                                                                10,098
         78,795   PALM INCORPORATED+<<                                                                                      570,476
         37,300   PARKER HANNIFIN CORPORATION                                                                             1,244,701
            956   PASON SYSTEMS INCORPORATED                                                                                  7,642
         24,861   PENTAIR INCORPORATED                                                                                      518,849
         51,800   PITNEY BOWES INCORPORATED                                                                                 999,222
            588   PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                                     3,081
          1,108   RAMIRENT OYJ                                                                                                4,601
          3,700   RISO KAGAKU CORPORATION                                                                                    33,464
        119,000   RITEK CORPORATION+                                                                                         16,314
          8,000   RYOBI LIMITED                                                                                              12,064
         29,850   SAGE GROUP PLC                                                                                             72,324
         55,861   SANDISK CORPORATION+<<                                                                                    497,722
         98,000   SANYO ELECTRIC COMPANY LIMITED+                                                                           137,559

                   Wells Fargo Advantage Master Portfolios 149


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          1,100   SATO CORPORATION                                                                                 $          8,618
            512   SCHINDLER HOLDING SA                                                                                       24,413
         15,503   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                     164,022
        120,807   SEAGATE TECHNOLOGY HOLDINGS<<                                                                             519,470
          1,328   SHAW INDUSTRIES LIMITED CLASS A                                                                            19,103
         21,000   SHIHLIN ELECTRIC                                                                                           16,217
            900   SHIMA SEIKI MANUFACTURING LIMITED                                                                          16,245
            500   SHINWA COMPANY LIMITED NAGOYA                                                                               5,921
          5,791   SIMS GROUP LIMITED                                                                                         62,703
          1,900   SINTOKOGIO LIMITED                                                                                         10,564
            976   SKF AB                                                                                                      7,921
          2,600   SMC CORPORATION                                                                                           235,837
         11,877   SMITH INTERNATIONAL INCORPORATED                                                                          255,115
        135,074   SONUS NETWORKS INCORPORATED+<<                                                                            167,492
          1,761   SPIRAX-SARCO ENGINEERING PLC                                                                               20,069
         12,700   SPX CORPORATION                                                                                           562,356
          7,500   STANLEY ELECTRIC COMPANY LIMITED                                                                           75,323
         19,530   STANLEY WORKS                                                                                             522,623
            750   SULZER AG                                                                                                  29,174
         28,000   SUMITOMO HEAVY INDUSTRIES LIMITED                                                                          73,341
          4,000   TADANO LIMITED                                                                                             16,033
         16,083   TATA CONSULTANCY SERVICES LIMITED                                                                         149,677
          2,734   TATA TEA LIMITED                                                                                           30,762
          5,600   TDK CORPORATION                                                                                           184,305
         41,081   TERADATA CORPORATION+                                                                                     635,112
         21,547   TEREX CORPORATION+                                                                                        192,199
          2,505   THERMAX INDIA LIMITED                                                                                       7,659
          5,500   THK COMPANY LIMITED                                                                                        63,070
          1,640   TIETOENATOR OYJ                                                                                            20,450
         18,142   TIMKEN COMPANY                                                                                            220,970
         12,000   TORI HOLDINGS COMPANY LIMITED                                                                                 245
         18,663   TORO COMPANY<<                                                                                            408,160
        145,000   TOSHIBA CORPORATION                                                                                       351,314
          3,000   TOSHIBA MACHINE COMPANY LIMITED                                                                             7,340
          6,000   TOYO KANETSU K K                                                                                            9,417
         62,000   TPV TECHNOLOGY LIMITED                                                                                     15,993
          4,500   TREND MICRO INCORPORATED                                                                                  101,485
         11,000   TSUBAKIMOTO CHAIN COMPANY                                                                                  20,920
          2,000   UCHIDA YOKO COMPANY LIMITED                                                                                 5,698
            500   UNION TOOL COMPANY                                                                                          9,329
         29,376   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      896,262
         37,211   VERIFONE HOLDINGS INCORPORATED+<<                                                                         161,496
         13,072   WATSCO INCORPORATED<<                                                                                     448,762
          5,496   WEIR GROUP PLC                                                                                             27,047
         55,039   WESTERN DIGITAL CORPORATION+                                                                              751,833
            755   WINCOR NIXDORF AG                                                                                          31,883
        116,151   WISTRON CORPORATION                                                                                        87,733
         30,683   WOODWARD GOVERNOR COMPANY<<                                                                               528,361
          2,900   YAMAZEN CORPORATION                                                                                         8,563
        111,500   YIEH PHUI ENTERPRISE                                                                                       27,788
          2,467   ZARDOYA-OTIS SA                                                                                            42,389
                                                                                                                         57,109,160
                                                                                                                   ----------------
INDUSTRIAL - JAPAN: 0.00%
          1,000       TSUKISHIMA KIKAI COMPANY LIMITED                                                                        4,639
                                                                                                                   ----------------

                  150 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
INDUSTRIAL MACHINERY, COMPONENTS: 0.00%
            338   DEMAG CRANES AG                                                                                  $          6,522
                                                                                                                   ----------------
INFORMATION, BUSINESS SERVICES: 0.00%
              4   MIXI INCORPORATED+                                                                                         15,879
                                                                                                                   ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.43%
         10,412   AON CORPORATION                                                                                           398,155
         23,787   ARTHUR J. GALLAGHER & COMPANY                                                                             377,500
          1,107   BALOISE HOLDING AG                                                                                         62,687
        632,000   CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                                  498,678
            857   CNP ASSURANCES                                                                                             55,123
            670   GRUPO CATALANA OCCIDENTE SA                                                                                 7,461
            438   HAREL INSURANCE INVESTMENTS & FINANCES LIMITED                                                              9,163
         39,315   HUMANA INCORPORATED+                                                                                      930,586
          2,365   JARDINE LLOYD THOMPSON GROUP PLC                                                                           15,349
         22,409   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   401,793
          7,100   MATSUI SECURITIES COMPANY LIMITED                                                                          40,590
          1,664   MENORAH MIVTACHIM HOLDINGS LIMITED+                                                                         8,431
         27,663   NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                  68,881
         52,281   STANDARD LIFE PLC                                                                                         129,546
         13,000   TOKYO TATEMONO COMPANY LIMITED                                                                             28,735
         82,553   UNUM GROUP                                                                                                840,390
         40,623   WILLIS GROUP HOLDINGS LIMITED                                                                             889,243
                                                                                                                          4,762,311
                                                                                                                   ----------------
INSURANCE CARRIERS: 3.56%
         14,577   ACE LIMITED                                                                                               532,206
          4,546   ADMIRAL GROUP PLC                                                                                          55,296
         34,635   AEGON NV                                                                                                  123,270
         22,000   AIOI INSURANCE COMPANY LIMITED                                                                             80,441
          4,510   AKSIGORTA AS                                                                                                6,288
          9,204   ALLEANZA ASSICURAZIONI SPA                                                                                 45,570
          1,346   ALLEGHANY CORPORATION+                                                                                    353,500
         11,559   ALLIANZ AG                                                                                                772,038
              5   ALLIANZ AG ADR                                                                                                 33
          8,478   ALLIED WORLD ASSURANCE HOLDINGS                                                                           325,640
         23,427   ALLSTATE CORPORATION                                                                                      394,276
            127   AMB GENERALI HOLDING AG                                                                                     8,097
         18,508   AMERICAN FINANCIAL GROUP INCORPORATED                                                                     287,984
         89,709   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                  37,678
          3,778   AMERICAN NATIONAL INSURANCE COMPANY                                                                       159,847
         28,035   AMERIGROUP CORPORATION+                                                                                   694,707
         10,053   AMLIN PLC                                                                                                  49,011
         83,863   AMP LIMITED                                                                                               255,434
         12,349   ARCH CAPITAL GROUP LIMITED+                                                                               666,846
         29,405   ASSICURAZIONI GENERALI SPA                                                                                442,043
         23,759   ASSURANT INCORPORATED                                                                                     484,684
         44,654   ASSURED GUARANTY LIMITED<<                                                                                197,371
         65,286   AVIVA PLC                                                                                                 268,227
         36,456   AXA ASIA PACIFIC HOLDINGS LIMITED                                                                          70,535
         41,138   AXA SA                                                                                                    374,984
         35,266   AXIS CAPITAL HOLDINGS LIMITED                                                                             789,253
          5,842   BEAZLEY GROUP PLC                                                                                           8,616
          6,808   BRIT INSURANCE HOLDINGS PLC                                                                                18,367
         28,219   BROWN & BROWN INCORPORATED<<                                                                              476,055
          6,072   CATLIN GROUP LIMITED                                                                                       35,861

                  Wells Fargo Advantage Master Portfolios 151


                  Portfolio Of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
INSURANCE CARRIERS (continued)
         33,509   CENTENE CORPORATION+                                                                             $        568,983
         20,000   CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED+                                                    23,854
         63,000   CHINA LIFE INSURANCE COMPANY+                                                                              20,125
        556,000   CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                            1,537,942
         15,636   CHUBB CORPORATION                                                                                         610,429
         11,380   CIGNA CORPORATION                                                                                         179,349
         37,934   CINCINNATI FINANCIAL CORPORATION                                                                          779,164
        138,512   CONSECO INCORPORATED+                                                                                     167,600
         32,220   DELPHI FINANCIAL GROUP CLASS A                                                                            349,265
         18,724   DISCOVERY HOLDINGS LIMITED                                                                                 44,558
            540   DONGBU INSURANCE COMPANY LIMITED                                                                            4,965
         12,310   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                      275,375
          7,669   ERIE INDEMNITY COMPANY                                                                                    230,377
            155   EULER HERMES SA                                                                                             4,199
         14,570   EVEREST REINSURANCE GROUP LIMITED                                                                         948,944
            500   FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                        121,388
            424   FBD HOLDINGS PLC                                                                                            4,084
         52,700   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                873,239
         19,746   FIRST AMERICAN CORPORATION                                                                                457,515
          1,309   FONDIARIA-SAI SPA                                                                                           9,787
         51,242   FRIENDS PROVIDENT PLC                                                                                      51,615
          6,000   FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                                3,871
        338,371   GENWORTH FINANCIAL INCORPORATED                                                                           409,429
          5,900   GREAT-WEST LIFECO INCORPORATED                                                                             73,970
          1,378   HANNOVER RUECKVERSICHERUNG AG                                                                              49,610
         75,182   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            458,610
         28,595   HCC INSURANCE HOLDINGS INCORPORATED<<                                                                     627,660
            122   HELVETIA HOLDING AG                                                                                        18,682
         29,284   HORACE MANN EDUCATORS CORPORATION                                                                         225,194
          4,150   HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED                                                            28,286
          1,639   INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES INCORPORATED                                            21,734
            830   ING CANADA INCORPORATED                                                                                    21,327
         79,308   INSURANCE AUSTRALIA GROUP LIMITED                                                                         171,919
         36,368   IPC HOLDINGS LIMITED                                                                                      924,111
          3,397   KOREA REINSURANCE COMPANY                                                                                  21,293
        144,108   LEGAL & GENERAL GROUP PLC                                                                                  82,213
         40,185   LEUCADIA NATIONAL CORPORATION<<                                                                           587,907
          8,025   LIBERTY HOLDINGS LIMITED                                                                                   50,820
         10,960   LINCOLN NATIONAL CORPORATION                                                                               94,143
         14,937   LOEWS CORPORATION                                                                                         296,499
         41,400   MANULIFE FINANCIAL CORPORATION                                                                            419,792
         14,042   MAPFRE SA                                                                                                  28,546
          2,319   MARKEL CORPORATION+                                                                                       616,413
         36,879   MAX CAPITAL GROUP LIMITED                                                                                 608,504
        182,005   MBIA INCORPORATED<<                                                                                       498,694
          4,991   MEDIOLANUM SPA                                                                                             16,590
          6,322   MERCURY GENERAL CORPORATION                                                                               170,441
          1,194   MERITZ FIRE MARINE INSURANCE                                                                                2,556
         22,126   METLIFE INCORPORATED                                                                                      408,446
         62,239   MGIC INVESTMENT CORPORATION<<                                                                             141,905
          2,804   MILANO ASSICURAZIONI SPA                                                                                    5,810
         36,300   MILLEA HOLDINGS INCORPORATED                                                                              824,407
         19,100   MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                                     451,661
         66,353   MONTPELIER RE HOLDINGS LIMITED                                                                            842,683
          5,269   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                             640,809
            226   MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                                    296

                   152 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
INSURANCE CARRIERS (continued)
         33,000   NIPPONKOA INSURANCE COMPANY LIMITED                                                              $        243,536
         11,000   NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                              45,928
        126,580   OLD MUTUAL PLC                                                                                             74,385
         57,585   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                    522,872
         13,780   PARTNERRE LIMITED                                                                                         852,982
        146,872   PHOENIX COMPANIES INCORPORATED                                                                             70,499
        174,000   PICC PROPERTY & CASUALTY COMPANY LIMITED                                                                   77,497
        102,000   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                          481,209
         37,181   PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                  1,042,555
          7,200   POWER CORPORATION OF CANADA                                                                               102,946
          5,200   POWER FINANCIAL CORPORATION                                                                                76,762
         10,129   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                     80,931
         16,557   PROASSURANCE CORPORATION+                                                                                 791,259
         26,500   PROGRESSIVE CORPORATION                                                                                   306,605
         51,931   PROTECTIVE LIFE CORPORATION                                                                               196,299
         18,662   PRUDENTIAL FINANCIAL INCORPORATED                                                                         306,243
         61,349   PRUDENTIAL PLC                                                                                            244,510
         43,501   QBE INSURANCE GROUP LIMITED                                                                               522,476
         15,307   RENAISSANCERE HOLDINGS LIMITED                                                                            689,274
         10,274   RLI CORPORATION                                                                                           503,221
         80,502   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                  157,393
          3,276   SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                           332,394
        131,943   SANLAM LIMITED+                                                                                           198,403
          3,818   SCOR REGROUPE                                                                                              75,518
         41,339   SELECTIVE INSURANCE GROUP INCORPORATED                                                                    497,308
            831   SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                                    20,108
         43,000   SOMPO JAPAN INSURANCE INCORPORATED                                                                        212,054
          3,058   ST. JAMES'S PLACE PLC                                                                                       8,261
              1   STANCORP FINANCIAL GROUP INCORPORATED                                                                          10
          7,000   STOREBRAND ASA                                                                                             21,637
         13,800   SUN LIFE FINANCIAL INCORPORATED                                                                           215,971
            671   SWISS LIFE HOLDING                                                                                         32,728
          7,874   SWISS REINSURANCE                                                                                          96,938
         11,100   T&D HOLDINGS INCORPORATED                                                                                 248,429
         10,500   TAIWAN LIFE INSURANCE COMPANY LIMITED                                                                       4,029
         25,543   THE TRAVELERS COMPANIES INCORPORATED                                                                      923,379
            300   TOPDANMARK AS                                                                                              30,500
         21,222   TORCHMARK CORPORATION<<                                                                                   437,173
          6,304   TRANSATLANTIC HOLDING INCORPORATED                                                                        189,561
         12,124   UNIPOL SPA                                                                                                 10,828
         35,662   UNITRIN INCORPORATED                                                                                      384,436
         35,136   W.R. BERKLEY CORPORATION<<                                                                                731,180
         22,377   WELLCARE HEALTH PLANS INCORPORATED+                                                                       202,064
         22,400   WELLPOINT INCORPORATED+                                                                                   759,808
          1,736   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                    343,745
         79,244   XL CAPITAL LIMITED CLASS A                                                                                262,298
         83,222   YAPI VE KREDI BANKASI AS                                                                                   81,059
         29,028   ZENITH NATIONAL INSURANCE CORPORATION                                                                     638,326
         12,540   ZURICH FINANCIAL SERVICES AG                                                                              176,187
                                                                                                                         39,645,460
                                                                                                                   ----------------
INSURANCE COMPANIES: 0.04%
         17,999   REINSURANCE GROUP OF AMERICA INCORPORATED                                                                 489,575
          2,204   YAPI KREDI SIGORTA AS                                                                                       6,541
                                                                                                                            496,116
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 153


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
INSURANCE-MULTI LINE: 0.00%
          1,751   FONDIARIA SAI SPA                                                                                $         20,314
                                                                                                                   ----------------
INTERNET SOFTWARE: 0.00%
             10   ACCESS COMPANY LIMITED+                                                                                    23,682
            732   FREENET AG                                                                                                  3,140
                                                                                                                             26,822
                                                                                                                   ----------------
INVESTMENT COMPANIES: 0.00%
            260   BB BIOTECH AG                                                                                              14,512
          4,000   LPI CAPITAL BHD                                                                                             9,838
                                                                                                                             24,350
                                                                                                                   ----------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.02%
        104,000   ABOITIZ EQUITY VENTURES INCORPORATED                                                                       11,591
         48,500   BERJAYA CORPORATION BHD                                                                                     6,365
          2,044   GROUPE BRUXELLES LAMBERT SA                                                                               130,702
         16,498   REINET INVESTMENTS SCA+                                                                                    15,020
          2,719   TULLETT PREBON PLC                                                                                          4,969
                                                                                                                            168,647
                                                                                                                   ----------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.06%
         65,860   CORRECTIONS CORPORATION OF AMERICA+                                                                       699,433
                                                                                                                   ----------------
LEATHER & LEATHER PRODUCTS: 0.08%
         31,827   BROWN SHOE COMPANY INCORPORATED                                                                           113,622
         17,786   COACH INCORPORATED+                                                                                       248,648
          9,364   GENESCO INCORPORATED+                                                                                     133,905
         35,879   TIMBERLAND COMPANY+                                                                                       403,639
                                                                                                                            899,814
                                                                                                                   ----------------
LEGAL SERVICES: 0.15%
         26,470   FTI CONSULTING INCORPORATED+<<                                                                            967,214
          4,026   PRE-PAID LEGAL SERVICES INCORPORATED<<+                                                                   128,470
         19,530   RAYONIER INCORPORATED                                                                                     519,498
                                                                                                                          1,615,182
                                                                                                                   ----------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
             22   AP MOLLER-MAERSK AS                                                                                       103,204
         14,817   MACMAHON HOLDINGS LIMITED                                                                                   3,014
                                                                                                                            106,218
                                                                                                                   ----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.02%
          5,233   BABCOCK INTERNATIONAL GROUP                                                                                33,786
        162,500   BARITO PACIFIC TBK PT+                                                                                      7,194
          1,859   CANFOR CORPORATION+                                                                                         8,168
         78,395   LOUISIANA-PACIFIC CORPORATION                                                                             127,000
            694   PFLEIDERER AG                                                                                               2,889
          3,776   SINO-FOREST CORPORATION+                                                                                   25,229
            325   TECNICAS REUNIDAS SA                                                                                        9,027
        120,930   TERRANOVA SA                                                                                               10,517
            504   WEST FRASER TIMBER COMPANY LIMITED                                                                         10,792
                                                                                                                            234,602
                                                                                                                   ----------------
MACHINERY: 0.03%
          2,686   CHARTER INTERNATIONAL PLC                                                                                  16,112
          3,500   DAIFUKU COMPANY LIMITED                                                                                    17,051
          7,000   DELONG HOLDINGS LIMITED                                                                                     2,668

                   154 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
MACHINERY (continued)
          6,012   HUSQVARNA AB B SHARES                                                                            $         21,556
         17,000   JAPAN STEEL WORKS                                                                                         152,712
          5,000   OKUMA CORPORATION                                                                                          15,668
          3,400   OSG CORPORATION                                                                                            17,653
            887   RHEINMETALL BERLIN                                                                                         28,861
          2,589   SEVAN MARINE ASA+                                                                                           2,368
                                                                                                                            274,649
                                                                                                                   ----------------
MANUFACTURING (SPECIALIZED): 0.01%
          8,268   PV CRYSTALOX SOLAR PLC+                                                                                    10,031
          1,457   RICHEMONT SA+                                                                                              13,339
          1,200   SECO TOOLS                                                                                                  8,420
          2,000   SEKISUI JUSHI CORPORATION                                                                                  13,028
          5,744   SINTEX INDUSTRIES LIMITED                                                                                   9,876
          1,300   TORISHIMA PUMP MANUFACTURING COMPANY LIMITED                                                               13,083
        514,000   WELLING HOLDING LIMITED+                                                                                   10,309
                                                                                                                             78,086
                                                                                                                   ----------------
MANUFACTURING INDUSTRIES: 0.01%
          7,070   MAHINDRA & MAHINDRA LIMITED                                                                                42,599
          1,000   YOMEISHU SEIZO COMPANY LIMITED                                                                              8,462
                                                                                                                             51,061
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.90%
          2,200   A&D COMPANY LIMITED                                                                                         4,818
          3,226   ABRAXIS BIOSCIENCE INCORPORATED+                                                                          188,850
          2,819   AGFA-GEVAERT NV                                                                                             6,348
         10,300   ALFA LAVAL AB                                                                                              71,582
         17,204   ALLERGAN INCORPORATED                                                                                     666,483
          1,713   ALTANA AG                                                                                                  27,397
         18,252   ARCELORMITTAL                                                                                             349,832
         13,265   ARTHROCARE CORPORATION+<<                                                                                  48,417
         19,560   BAYER AG                                                                                                  936,743
         14,581   BECKMAN COULTER INCORPORATED                                                                              653,812
         13,182   BECTON DICKINSON & COMPANY                                                                                815,834
            201   BEKAERT SA                                                                                                  9,759
         10,078   BIO-RAD LABORATORIES INCORPORATED+                                                                        561,345
         26,000   BIOSENSORS INTERNATIONAL GROUP LIMITED+                                                                     6,718
         31,185   CEPHEID INCORPORATED+                                                                                     208,316
          2,298   COCHLEAR LIMITED                                                                                           77,753
         16,234   COHU INCORPORATED                                                                                         137,502
            544   COLOPLAST AS CLASS B                                                                                       35,534
          2,080   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                               22,620
         35,426   COOPER COMPANIES INCORPORATED                                                                             779,018
          2,700   COSEL COMPANY LIMITED                                                                                      22,125
         22,994   CR BARD INCORPORATED                                                                                    1,845,498
         13,897   DANAHER CORPORATION                                                                                       705,412
         32,316   DENTSPLY INTERNATIONAL INCORPORATED<<                                                                     747,146
         63,202   EASTMAN KODAK COMPANY<<                                                                                   201,614
            816   ELBIT IMAGING LIMITED+                                                                                      9,237
          2,034   ELEKTA AB CLASS B                                                                                          22,283
         24,508   ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                 537,460
         13,835   ESCO TECHNOLOGIES INCORPORATED+                                                                           449,776
          3,600   ESPEC CORPORATION                                                                                          17,805
          5,226   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                           180,360

                   Wells Fargo Advantage Master Portfolios 155


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         15,665   ESTERLINE TECHNOLOGIES CORPORATION+                                                              $        396,951
         11,889   FACET BIOTECH CORPORATION+                                                                                 77,397
         17,941   FISHER & PAYKEL HEALTHCARE CORPORATION                                                                     29,866
         32,504   FLIR SYSTEMS INCORPORATED+<<                                                                              663,407
         26,173   FORMFACTOR INCORPORATED+                                                                                  378,462
         24,091   FOSSIL INCORPORATED+                                                                                      304,028
          1,835   FRESENIUS AG                                                                                               92,330
         23,200   FUJIFILM HOLDINGS CORPORATION                                                                             431,350
         13,000   FUJIKURA LIMITED                                                                                           28,222
            500   FUKUDA DENSHI COMPANY LIMITED                                                                               9,612
         32,000   FURUKAWA ELECTRIC COMPANY LIMITED                                                                          82,963
         28,026   GARMIN LIMITED<<                                                                                          479,805
          4,444   GETINGE AB                                                                                                 51,274
         40,000   GOLDEN MEDITECH COMPANY LIMITED                                                                             4,359
         13,589   HAEMONETICS CORPORATION+                                                                                  725,381
          8,701   HALMA PLC                                                                                                  19,570
          6,000   HITACHI CABLE LIMITED                                                                                       9,082
            400   HOGY MEDICAL COMPANY LIMITED                                                                               22,187
         59,575   HOLOGIC INCORPORATED+                                                                                     674,389
         18,400   HOYA CORPORATION                                                                                          333,453
          9,046   INTUITIVE SURGICAL INCORPORATED+<<                                                                        822,824
         41,849   ION GEOPHYSICAL CORPORATION+                                                                               44,778
         17,916   ITRON INCORPORATED+<<                                                                                     800,129
         23,000   KONICA MINOLTA HOLDINGS INCORPORATED                                                                      175,341
          4,162   LARGAN PRECISION COMPANY LIMITED                                                                           29,241
          3,178   LUXOTTICA GROUP SPA                                                                                        41,379
         25,690   MASIMO CORPORATION+                                                                                       641,993
         64,523   MEDTRONIC INCORPORATED                                                                                  1,909,236
          7,581   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                404,143
         12,681   MILLIPORE CORPORATION+                                                                                    698,216
         17,047   MINE SAFETY APPLIANCES COMPANY<<                                                                          311,108
          6,000   MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                     65,033
         30,397   NATIONAL INSTRUMENTS CORPORATION                                                                          523,740
         17,917   NEWPORT CORPORATION+                                                                                       72,026
          1,500   NIHON KOHDEN CORPORATION                                                                                   18,915
         16,000   NIKON CORPORATION                                                                                         149,996
          2,000   NIPRO CORPORATION                                                                                          30,564
          5,932   OLYMPUS CORPORATION ADR<<                                                                                  78,777
         21,244   ORBOTECH LIMITED+                                                                                          87,100
          1,832   ORION OYJ                                                                                                  28,391
          5,000   OSAKI ELECTRIC COMPANY LIMITED                                                                             33,821
         69,000   OSIM INTERNATIONAL LIMITED                                                                                  2,220
            800   PARAMOUNT BED COMPANY LIMITED                                                                               9,489
          3,500   PARIS MIKI INCORPORATED                                                                                    25,484
          5,016   PHARMAXIS LIMITED+                                                                                          3,675
          1,055   PHONAK HOLDING AG                                                                                          51,736
         23,471   RAYTHEON COMPANY                                                                                          938,136
         17,693   RESMED INCORPORATED+<<                                                                                    652,518
         20,919   ROPER INDUSTRIES INCORPORATED                                                                             865,001
         13,000   SHIMADZU CORPORATION                                                                                       81,217
          5,002   SILEX SYSTEMS LIMITED+                                                                                     11,145
          5,203   SSL INTERNATIONAL PLC                                                                                      35,812
         19,306   ST. JUDE MEDICAL INCORPORATED+                                                                            640,187
            181   STRAUMANN HOLDING AG                                                                                       29,614
         17,408   STRYKER CORPORATION                                                                                       586,127
         32,100   SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                      249,436

                   156 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          3,700   SUZUKEN COMPANY LIMITED                                                                          $        102,265
          1,474   SYNTHES INCORPORATED                                                                                      171,051
         10,000   TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                     179,506
            600   TAMRON COMPANY LIMITED                                                                                      5,495
            201   TECAN GROUP AG                                                                                              5,469
         20,333   TECHNE CORPORATION<<                                                                                      993,267
         17,921   TELEDYNE TECHNOLOGIES INCORPORATED+                                                                       410,570
        131,608   TERADYNE INCORPORATED+                                                                                    543,541
          8,400   TERUMO CORPORATION                                                                                        257,428
          2,600   TGS NOPEC GEOPHYSICAL COMPANY ASA+                                                                         16,931
         24,100   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    873,866
          1,815   TITAN INDUSTRIES LIMITED                                                                                   26,484
          1,800   TOA MEDICAL ELECTRONICS COMPANY                                                                            54,539
          1,400   TOPCON CORPORATION                                                                                          4,055
         28,181   TRIMBLE NAVIGATION LIMITED+                                                                               397,352
          5,800   USHIO INCORPORATED                                                                                         77,004
         15,211   VARIAN INCORPORATED+                                                                                      344,225
          4,591   VESTAS WIND SYSTEMS AS+                                                                                   199,910
         23,165   WATERS CORPORATION+                                                                                       815,871
            396   WILLIAM DEMANT HOLDING+                                                                                    12,507
          4,100   YAMATAKE CORPORATION                                                                                       68,852
         12,655   ZIMMER HOLDINGS INCORPORATED+                                                                             443,178
                                                                                                                         32,313,399
                                                                                                                   ----------------
MEDIA: 0.00%
            820   MODERN TIMES GROUP MTG B SHARES                                                                            11,449
            977   VOCENTO SA                                                                                                  4,131
                                                                                                                             15,580
                                                                                                                   ----------------
MEDICAL EQUIPMENT & SUPPLIES: 0.09%
            331   FIELMANN AG                                                                                                19,246
         24,126   INVACARE CORPORATION<<                                                                                    386,981
         19,181   NUVASIVE INCORPORATED+<<                                                                                  543,781
                                                                                                                            950,008
                                                                                                                   ----------------
MEDICAL MANAGEMENT SERVICES: 0.01%
        281,100   BANGKOK CHAIN HOSPITAL PCL                                                                                 56,517
                                                                                                                   ----------------
MEDICAL PRODUCTS: 0.25%
         35,600   BAXTER INTERNATIONAL INCORPORATED                                                                       1,812,396
         28,851   ILLUMINA INCORPORATED+<<                                                                                  903,902
          1,000   NICOX SA+                                                                                                   9,859
            656   ROCHE HOLDINGS AG - BEARER SHARES                                                                          76,107
                                                                                                                          2,802,264
                                                                                                                   ----------------
METAL FABRICATE, HARDWARE: 0.01%
         14,107   CHART INDUSTRIES INCORPORATED+                                                                             90,567
                                                                                                                   ----------------
METAL MINING: 1.07%
          3,793   ACCOR SA                                                                                                  134,733
          5,420   ADITYA BIRLA MINERALS LIMITED                                                                                 330
          5,936   AFRICAN RAINBOW MINERALS LIMITED                                                                           66,171
          3,522   AGNICO EAGLE MINES LIMITED                                                                                177,041
          2,175   ALAMOS GOLD INCORPORATED+                                                                                  14,532
          1,424   ALEXANDRIA MINERAL OILS COMPANY                                                                             8,814
         60,802   ALUMINA LIMITED                                                                                            45,749

                   Wells Fargo Advantage Master Portfolios 157


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
METAL MINING (continued)
          8,931   ANDEAN RESOURCES LIMITED+                                                                        $          8,468
        152,174   ANEKA TAMBANG TBK PT                                                                                       15,065
         34,259   ANGLO AMERICAN PLC                                                                                        483,247
          4,752   ANGLO PLATINUM LIMITED                                                                                    180,649
         21,977   ANGLOGOLD ASHANTI LIMITED                                                                                 650,263
          5,164   AQUILA RESOURCES LIMITED+                                                                                   7,423
         10,201   ATLAS IRON LIMITED+                                                                                         7,735
          2,262   AURIZON MINES LIMITED+                                                                                      8,748
          6,457   AVOCA RESOURCES LIMITED+                                                                                    6,999
          5,200   BANPU PCL                                                                                                  29,760
          3,268   BANRO CORPORATION+                                                                                          3,982
         22,200   BARRICK GOLD CORPORATION                                                                                  670,956
          9,025   BHARAT FORGE LIMITED                                                                                       16,486
          4,500   BOLIDEN AB                                                                                                 12,382
          8,600   CAMECO CORPORATION                                                                                        126,343
         34,625   CENTAMIN EGYPT LIMITED+                                                                                    23,941
        156,000   CHINA MINING RESOURCES GROUP LIMITED+                                                                       5,259
         10,734   CIA DE MINAS BUENAVENTURA SA                                                                              209,033
         39,105   CIA MINERA MILPO SA                                                                                        59,551
        105,546   CIA VALE DO RIO DOCE                                                                                    1,359,378
         25,687   CLIFFS NATURAL RESOURCES INCORPORATED<<                                                                   396,350
          9,842   COAL OF AFRICA LIMITED+                                                                                     5,333
        412,902   COEUR D'ALENE MINES CORPORATION<<+                                                                        313,806
            629   COMPASS RESOURCES NL+(a)                                                                                       56
          1,265   DENISON MINES CORPORATION+                                                                                  1,342
          3,847   DOMINION RESOURCES BLACK WARRIOR                                                                           12,249
          8,467   EASTERN PLATINUM LIMITED+                                                                                   2,662
          7,892   ELDORADO GOLD CORPORATION+                                                                                 66,563
          9,374   EQUINOX MINERALS LIMITED+                                                                                  10,684
            191   ERAMET                                                                                                     27,489
          5,033   EURASIAN NATURAL RESOURCES CORPORATION+                                                                    23,772
          2,612   EUROPEAN GOLDFIELDS LIMITED+                                                                                6,283
          1,548   FIRST QUANTUM MINERALS LIMITED                                                                             40,860
            842   FNX MINING COMPANY INCORPORATED+                                                                            2,250
         75,806   FORTESCUE METALS GROUP LIMITED+                                                                           124,191
          2,288   FRANCO-NEVADA CORPORATION                                                                                  48,558
          6,162   GABRIEL RESOURCES LIMITED+                                                                                 14,289
          1,892   GAMMON LAKE RESOURCES INCORPORATED+                                                                        14,872
         14,745   GINDALBIE METALS LIMITED+                                                                                   5,851
         48,931   GOLD FIELDS LIMITED                                                                                       501,915
         18,136   GOLDCORP INCORPORATED                                                                                     526,888
          5,832   GOLDEN STAR RESOURCES LIMITED+                                                                              8,802
        348,801   GRUPO MEXICO SAB DE CV                                                                                    199,020
          1,859   GUYANA GOLDFIELDS INCORPORATED+                                                                             4,223
         25,847   HARMONY GOLD MINING COMPANY LIMITED+                                                                      311,858
         52,103   HINDALCO INDUSTRIES LIMITED                                                                                38,735
         11,145   HINDUSTAN ZINC LIMITED                                                                                     69,359
          2,100   HUDBAY MINERALS INCORPORATED+                                                                               9,244
          6,718   IAMGOLD CORPORATION                                                                                        54,390
         46,849   IMPALA PLATINUM HOLDINGS LIMITED                                                                          547,418
          4,101   INDEPENDENCE GROUP NL                                                                                       6,544
         13,243   INDOPHIL RESOURCES NL+                                                                                      2,347
            676   INMET MINING CORPORATION                                                                                   15,325
         95,928   INTERNATIONAL NICKEL INDONESIA TBK                                                                         17,099
         58,088   ISPAT INDUSTRIES LIMITED                                                                                   11,228
          6,719   IVANHOE MINES LIMITED+                                                                                     29,840

                   158 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
METAL MINING (continued)
         12,681   KAGARA ZINC LIMITED                                                                              $          2,957
          2,214   KATANGA MINING LIMITED+                                                                                       766
          4,511   KAZAKHMYS PLC                                                                                              16,673
          8,537   KGHM POLSKA MIEDZ SA                                                                                       79,041
          3,013   KINGSGATE CONSOLIDATED LIMITED                                                                              9,228
         15,869   KINROSS GOLD CORPORATION                                                                                  250,970
            947   KOREA ZINC COMPANY LIMITED                                                                                 54,398
            260   LABRADOR IRON ORE ROYALTY INCOME FUND                                                                       5,211
          2,540   LONMIN PLC                                                                                                 36,395
          4,655   LUNDIN MINING CORPORATION+                                                                                  2,781
          2,676   MEDINET NASR HOUSING                                                                                        8,711
          6,401   MINARA RESOURCES LIMITED                                                                                    1,415
          5,400   MINCOR RESOURCES NL                                                                                         2,154
          4,880   MINEFINDERS CORPORATION+                                                                                   29,421
          3,262   MIRABELA NICKEL LIMITED+                                                                                    3,088
         22,000   MITSUI MINING & SMELTING COMPANY LIMITED                                                                   30,994
         12,447   MURCHISON METALS LIMITED+                                                                                   4,464
         19,770   NEWCREST MINING LIMITED                                                                                   388,746
         24,764   NEWMONT MINING CORPORATION                                                                              1,030,925
          1,260   NEWMONT MINING CORPORATION OF CANADA LIMITED                                                               52,343
          3,000   NIPPON DENKO COMPANY LIMITED                                                                                8,221
         19,000   NIPPON LIGHT METAL COMPANY LIMITED                                                                         13,041
          3,000   NITTETSU MINING COMPANY LIMITED                                                                             8,997
         16,768   NORTHAM PLATINUM LIMITED                                                                                   36,125
        306,000   OCEAN GRAND HOLDINGS LIMITED                                                                               39,852
         28,126   OM HOLDINGS LIMITED                                                                                        18,541
            700   ONOKEN COMPANY LIMITED                                                                                      4,627
          2,654   OSISKO MINING CORPORATION+                                                                                  9,721
          2,418   OUTOKUMPU OYJ                                                                                              24,461
          5,000   PACIFIC METALS COMPANY LIMITED                                                                             19,152
          1,843   PAN AMERICAN SILVER CORPORATION+                                                                           26,887
         46,179   PAN AUSTRALIAN RESOURCES LIMITED+                                                                           5,001
         11,002   PIONEERS HOLDING+                                                                                          10,773
         13,700   PUNCAK NIAGA HOLDING BHD                                                                                   10,514
         12,593   QUEST CAPITAL CORPORATION                                                                                  10,888
          3,803   RED BACK MINING INCORPORATED+                                                                              23,466
          9,634   RESOLUTE MINING LIMITED+                                                                                    3,997
         12,896   RIO TINTO LIMITED                                                                                         379,443
         25,672   RIO TINTO PLC                                                                                             655,331
          6,431   RIVERSDALE MINING LIMITED+                                                                                 12,075
          5,152   SALLY MALAY MINING LIMITED                                                                                  2,669
         25,987   SESA GOA LIMITED                                                                                           40,801
          6,740   SHERRITT INTERNATIONAL CORPORATION                                                                         10,808
          1,423   SILVER STANDARD RESOURCES INCORPORATED+                                                                    21,644
          6,370   SILVER WHEATON CORPORATION+                                                                                43,461
          1,891   SILVERCORP METALS INCORPORATED                                                                              4,192
            944   SOCIEDAD MINERA CERRO VERDE SA+                                                                             9,638
          3,920   SOCIEDAD MINERA EL BROCAL SA                                                                               17,185
         33,940   STILLWATER MINING COMPANY+<<                                                                              107,250
         11,000   SUMITOMO LIGHT METAL INDUSTRIES LIMITED                                                                     8,913
         42,782   SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                       2,167
          5,907   SXR URANIUM ONE INCORPORATED+                                                                               8,961
          6,222   SYLVANIA RESOURCES LIMITED+                                                                                 3,434
          9,708   TECK COMINCO INCORPORATED LIMITED                                                                          34,110
          1,878   THOMPSON CREEK METALS COMPANY INCORPORATED+                                                                 5,787
         80,000   TIMAH TBK PT                                                                                                6,968

                   Wells Fargo Advantage Master Portfolios 159


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
METAL MINING (continued)
          1,200   TOHO TITANIUM COMPANY LIMITED                                                                    $         13,321
         47,000   TON YI INDUSTRIAL CORPORATION                                                                              13,177
         54,500   TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                       6,478
         22,182   UNITED PHOSPHORUS LIMITED                                                                                  37,881
          2,735   VEDANTA RESOURCES PLC                                                                                      20,917
         31,586   VOLCAN CIA MINERA SAA                                                                                       9,134
          4,171   WESTERN AREAS NL+                                                                                           8,993
         17,236   YAMANA GOLD INCORPORATED                                                                                  150,660
        316,000   ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                                166,039
                                                                                                                         11,891,115
                                                                                                                   ----------------
MINING: 0.01%
          1,583   ASSORE LIMITED                                                                                             53,178
          4,434   FRESNILLO PLC                                                                                              21,998
          6,206   MMX MINERACAO E METALICOS SA+                                                                               8,123
                                                                                                                             83,299
                                                                                                                   ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.50%
            588   ABER DIAMOND CORPORATION                                                                                    1,488
          9,558   ANTOFAGASTA PLC                                                                                            59,810
        151,776   BHP BILLITON LIMITED                                                                                    2,732,975
         53,023   BOART LONGYEAR GROUP                                                                                        3,136
          5,897   BRADKEN LIMITED                                                                                             4,803
         43,000   CHINA MOLYBDENUM COMPANY LIMITED                                                                           15,819
         68,000   CHINA SHANSHUI CEMENT GROUP LIMITED+                                                                       20,781
         11,000   DOWA MINING COMPANY LIMITED                                                                                33,907
         22,086   ILUKA RESOURCES LIMITED                                                                                    59,856
        103,000   JIANGXI COPPER COMPANY LIMITED                                                                             73,593
        100,287   LIHIR GOLD LIMITED+                                                                                       211,625
         17,759   LYNAS CORPORATION LIMITED+                                                                                  1,651
         25,733   MINSUR SA                                                                                                  29,292
         53,000   MITSUBISHI MATERIALS CORPORATION                                                                          122,942
        111,000   MONGOLIA ENERGY COMPANY LIMITED+                                                                           29,407
         18,676   MOUNT GIBSON IRON LIMITED+                                                                                  5,550
        140,522   OZ MINERALS LIMITED                                                                                        55,051
         16,220   PALADIN ENERGY LIMITED+                                                                                    30,432
          7,800   POTASH CORPORATION OF SASKATCHEWAN                                                                        654,680
            813   QUADRA MINING LIMITED+                                                                                      2,262
          1,702   RANDGOLD RESOURCES LIMITED                                                                                 76,347
         22,281   ST. BARBARA LIMITED+                                                                                        5,707
          3,800   STRAITS RESOURCES LIMITED                                                                                   2,307
         25,000   SUMITOMO METAL MINING COMPANY LIMITED                                                                     249,546
          2,258   UMICORE                                                                                                    33,982
         21,245   VULCAN MATERIALS COMPANY<<                                                                                879,759
         15,346   XSTRATA PLC                                                                                               151,184
                                                                                                                          5,547,892
                                                                                                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.33%
          1,825   AALBERTS INDUSTRIES NV                                                                                      9,136
            307   ADVANCED METALLURGICAL GROUP NV+                                                                            1,778
          6,434   AFRICAN OXYGEN LIMITED                                                                                     11,400
        180,000   ALLIANCE GLOBAL GROUP INCORPORATED+                                                                         5,449
          2,800   AMANO CORPORATION                                                                                          24,096
         21,000   ANTA SPORTS PRODUCTS LIMITED                                                                                9,619
          5,981   AREVA T&D INDIA LIMITED                                                                                    20,522

                   160 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
          1,485   BHARAT ELECTRONICS LIMITED                                                                       $         24,804
         35,856   BLUESCOPE STEEL LIMITED                                                                                    50,241
          4,889   BLYTH INCORPORATED                                                                                         99,784
          7,207   BUNZL PLC                                                                                                  59,489
         48,415   CALLAWAY GOLF COMPANY                                                                                     327,770
          1,913   CAMPBELL BROTHERS LIMITED                                                                                  11,854
          3,703   CHEIL INDUSTRIES INCORPORATED                                                                              87,855
         25,200   CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                             1,199
         42,169   CIPLA LIMITED INDIA                                                                                       156,856
          4,064   COLGATE PALMOLIVE INDIA LIMITED                                                                            36,753
          5,789   COOKSON GROUP PLC                                                                                           1,071
          4,431   CUMMINS INDIA LIMITED                                                                                      13,391
         18,743   DABUR INDIA LIMITED                                                                                        32,966
          1,478   DOOSAN CORPORATION+                                                                                        93,711
          2,842   ELSWEDY CABLES HOLDING COMPANY+                                                                            19,911
         64,000   FIRST PACIFIC COMPANY LIMITED                                                                              23,943
         32,000   FOSUN INTERNATIONAL                                                                                         9,245
         65,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                    18,857
            264   FUCHS PETROLUB AG                                                                                           8,460
         28,300   FUTURIS CORPORATION LIMITED                                                                                 4,892
         47,000   GALAXY ENTERTAINMENT GROUP LIMITED+                                                                         7,505
          7,800   GINTECH ENERGY CORPORATION+                                                                                15,581
          4,300   GLORY LIMITED                                                                                              70,026
          3,402   GRASIM INDUSTRIES LIMITED                                                                                  91,343
         11,800   GWA INTERNATIONAL LIMITED                                                                                  16,002
         31,272   HASBRO INCORPORATED                                                                                       715,816
         42,000   HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                                151,711
         48,249   HILLENBRAND INCORPORATED                                                                                  809,136
          4,295   HILLS INDUSTRIES LIMITED                                                                                    3,929
         47,917   HINDALCO INDUSTRIES LIMITED++(a)                                                                           36,168
          2,100   HITACHI MAXELL LIMITED                                                                                     14,706
        237,835   IDT INTERNATIONAL LIMITED+                                                                                  4,926
          7,381   IMI PLC                                                                                                    27,724
          5,923   INDUSTRIAS PENOLES SA DE CV                                                                                51,530
          7,818   INTREPID POTASH INCORPORATED+<<                                                                           175,436
         17,827   INVENSYS PLC+                                                                                              38,586
         66,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                       55,237
            261   ITALMOBILIARE SPA                                                                                           4,766
         20,564   JAKKS PACIFIC INCORPORATED+                                                                               260,546
          2,900   JAPAN CASH MACHINE COMPANY LIMITED                                                                         26,770
        121,963   JOHNSON & JOHNSON                                                                                       6,098,150
         12,000   JS GROUP CORPORATION                                                                                      128,551
         28,000   JU TENG INTERNATIONAL HOLDINGS LIMITED+                                                                     7,891
         70,000   KAWASAKI HEAVY INDUSTRIES LIMITED                                                                         120,873
          1,354   KOOR INDUSTRIES LIMITED+                                                                                   14,426
          2,100   KOSE CORPORATION                                                                                           43,518
            626   KRONES AG                                                                                                  22,452
            469   LEONI AG                                                                                                    4,239
         21,105   LITE-ON IT CORPORATION                                                                                      9,457
          3,131   LUPIN LIMITED                                                                                              39,405
         89,995   MATTEL INCORPORATED                                                                                     1,065,541
          2,109   MELROSE PLC                                                                                                 1,986
        151,000   MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                       422,791
          1,200   MITSUBISHI PENCIL COMPANY LIMITED                                                                          11,974
          5,500   MITSUI MINING COMPANY LIMITED                                                                               5,360
         11,505   MORGAN CRUCIBLE COMPANY                                                                                    14,343

                   Wells Fargo Advantage Master Portfolios 161


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
          7,106   MOSER BAER INDIA LIMITED                                                                         $          6,797
            200   NAKANISHI INCORPORATED                                                                                     11,756
         19,677   NATIONAL ALUMINIUM COMPANY LIMITED                                                                         79,112
          5,937   NEW HOPE CORPORATION LIMITED                                                                               12,757
          2,000   NIKKISO COMPANY LIMITED                                                                                     9,036
          2,000   NIPPON DENSETSU KOGYO COMPANY LIMITED                                                                      19,343
         16,000   NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                     103,808
            431   NKT HOLDING AS                                                                                              8,142
         63,600   NOBLE GROUP LIMITED                                                                                        43,443
         16,121   ORICA LIMITED                                                                                             134,927
         31,396   RELIANCE INDUSTRIES LIMITED<<++                                                                         1,554,513
            386   RHI AG+                                                                                                     4,745
            100   ROCKWOOL INTERNATIONAL AS                                                                                   5,418
          2,100   SANRIO COMPANY LIMITED                                                                                     19,834
          5,402   SHREE PRECOATED STEELS LIMITED                                                                              3,119
         60,000   SINGAMAS CONTAINER HOLDING                                                                                  5,880
         89,769   SUZLON ENERGY LIMITED                                                                                      70,366
          1,000   TOKYO ENERGY & SYSTEMS INCORPORATED                                                                         7,921
          2,700   TOMY COMPANY LIMITED                                                                                       10,659
            823   TRELLEBORG AB CLASS B                                                                                       2,426
         20,808   TYCO INTERNATIONAL LIMITED                                                                                417,200
         40,824   UNIMICRON TECHNOLOGY CORPORATION                                                                           18,185
          4,443   UNITED SPIRITS LIMITED                                                                                     53,360
         16,162   VIDEOCON INDUSTRIES LIMITED                                                                                26,702
          2,039   WARTSILA OYJ CLASS B                                                                                       46,640
         28,681   WESFARMERS LIMITED                                                                                        318,459
         55,000   YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                                  14,201
            351   ZAKLADY AZOTOWE PULAWY SA+                                                                                  4,588
                                                                                                                         14,766,790
                                                                                                                   ----------------
MISCELLANEOUS RETAIL: 0.88%
         34,500   AEON COMPANY LIMITED                                                                                      203,776
            309   AKER ASA CLASS A                                                                                            5,483
         36,266   ALIBABA.COM LIMITED+                                                                                       30,894
          3,800   ARCS COMPANY LIMITED                                                                                       54,798
         29,509   BARNES & NOBLE INCORPORATED                                                                               529,391
         48,000   CHINA RESOURCES ENTERPRISE LIMITED                                                                         67,277
         59,000   CITIC PACIFIC LIMITED                                                                                      60,716
          9,434   COMERCIAL SIGLO XXL SA                                                                                     19,681
         24,327   COSTCO WHOLESALE CORPORATION<<                                                                          1,030,005
          7,500   CREDIT SAISON COMPANY LIMITED                                                                              48,797
          4,800   CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                   33,119
         82,276   CVS CORPORATION                                                                                         2,117,784
         45,484   DICK'S SPORTING GOODS INCORPORATED+<<                                                                     561,727
         36,000   DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                      9,438
         45,403   DILLARD'S INCORPORATED<<                                                                                  161,181
         11,710   EXPRESS SCRIPTS INCORPORATED+                                                                             589,013
          2,723   FAES FARMA SA                                                                                              11,203
          8,378   FOSCHINI LIMITED                                                                                           34,237
          1,100   FUJI COMPANY LIMITED                                                                                       19,980
             22   GEO COMPANY LIMITED                                                                                        14,038
          4,400   HEIWADO COMPANY LIMITED                                                                                    60,380
            900   HIKARI TSUSHIN INCORPORATED                                                                                14,502
         13,313   INDIABULLS FINANCIAL SERVICES LIMITED                                                                      24,608
          4,706   INMOBILIARIA COLONIAL SA                                                                                      763
         16,100   ISETAN MITSUKOSHI HOLDINGS LIMITED                                                                        113,842

                   162 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
MISCELLANEOUS RETAIL (continued)
          4,200   IZUMI COMPANY LIMITED                                                                            $         43,774
          2,679   JEAN COUTU GROUP INCORPORATED CLASS A                                                                      15,920
         10,000   KASUMI COMPANY LIMITED                                                                                     40,075
          4,000   LIFE CORPORATION                                                                                           66,412
         12,424   MARVEL ENTERTAINMENT INCORPORATED+                                                                        321,285
         13,562   MASSMART HOLDINGS LIMITED                                                                                  96,930
        136,000   METRO HOLDINGS LIMITED                                                                                     23,652
         23,490   MSC INDUSTRIAL DIRECT COMPANY<<                                                                           718,559
          5,988   NATURA COSMETICOS SA                                                                                       54,411
         14,241   NUTRI SYSTEM INCORPORATED                                                                                 183,709
        203,500   OFFICE DEPOT INCORPORATED+                                                                                213,675
          3,830   ORIX CORPORATION                                                                                           77,803
         18,564   ORKLA ASA                                                                                                 110,042
         29,676   PETSMART INCORPORATED                                                                                     594,707
            700   PIGEON CORPORATION                                                                                         13,525
          9,486   PRICELINE.COM INCORPORATED+<<                                                                             804,982
        462,339   RITE AID CORPORATION+                                                                                     129,455
          1,300   RYOHIN KEIKAKU COMPANY LIMITED                                                                             45,743
         14,000   SA SA INTERNATIONAL HOLDINGS LIMITED                                                                        3,894
            940   SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                  25,820
          2,200   SHIMACHU COMPANY LIMITED                                                                                   33,891
          5,300   SHOPPERS DRUG MART CORPORATION                                                                            180,263
          4,030   SK NETWORKS COMPANY LIMITED                                                                                18,842
            450   STOCKMANN OYJ ABP                                                                                           6,080
          2,400   THE DAIEI INCORPORATED+                                                                                     7,467
          2,000   THE MARUETSU INCORPORATED                                                                                   9,202
          8,000   UNY COMPANY LIMITED                                                                                        58,509
         49,967   WOOLWORTHS HOLDINGS LIMITED                                                                                58,578
         24,302   ZALE CORPORATION+<<                                                                                        30,378
                                                                                                                          9,804,216
                                                                                                                   ----------------
MISCELLANEOUS SERVICES: 0.09%
         12,478   DUN & BRADSTREET CORPORATION                                                                              922,998
         48,000   GLOBAL BIO-CHEM TECHNOLOGY                                                                                  5,305
          4,636   IFIL INVESTMENTS SPA                                                                                        8,753
         47,471   INVERSIONES AGUAS METROPOLITANAS SA                                                                        42,158
                                                                                                                            979,214
                                                                                                                   ----------------
MOTION PICTURES: 0.39%
          1,249   ASTRAL MEDIA INCORPORATED                                                                                  24,397
         31,465   DISCOVERY COMMUNICATIONS INCORPORATED+<<                                                                  488,022
         30,257   DREAMWORKS ANIMATION SKG INCORPORATED CLASS A+                                                            583,658
          3,000   ESUN HOLDINGS LIMITED+                                                                                        492
        484,500   GLOBAL MEDIACOM TBK PT                                                                                      5,827
         13,000   TELEVISION BROADCASTS LIMITED                                                                              44,855
          6,574   TIME WARNER CABLE INCORPORATED+<<                                                                         119,844
        156,589   TIME WARNER INCORPORATED                                                                                1,194,774
          6,100   TOHO COMPANY LIMITED TOKYO                                                                                 91,024
          9,561   TVN SA PLN                                                                                                 23,546
         99,600   WALT DISNEY COMPANY<<                                                                                   1,670,292
         22,838   ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                                      46,974
                                                                                                                          4,293,705
                                                                                                                   ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.41%
         16,995   ARKANSAS BEST CORPORATION<<                                                                               296,053
         45,362   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                     73,576

                   Wells Fargo Advantage Master Portfolios 163


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (continued)
         10,975   CON-WAY INCORPORATED                                                                             $        165,832
          3,232   CONTAINER CORPORATION OF INDIA                                                                             39,969
         42,000   COSCO PACIFIC LIMITED                                                                                      30,299
          3,880   DSV A/S                                                                                                    29,134
         28,000   EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORPORATION                                                    13,168
          2,389   FORD OTOMOTIV SANAYI AS                                                                                     5,871
         14,530   FORWARD AIR CORPORATION                                                                                   241,779
          9,000   FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                      34,959
          1,400   HITACHI TRANSPORT SYSTEM LIMITED                                                                           12,763
         27,830   LANDSTAR SYSTEM INCORPORATED                                                                              880,820
          3,167   MAINFREIGHT LIMITED                                                                                         5,495
          8,000   MITSUBISHI LOGISTICS CORPORATION                                                                           63,595
         29,280   MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                               192,377
         39,000   NIPPON EXPRESS COMPANY LIMITED                                                                            112,173
          3,000   NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                                     25,476
         15,616   OLD DOMINION FREIGHT LINE+                                                                                340,273
         16,000   SANKYU INCORPORATED                                                                                        41,710
          6,000   SEINO HOLDINGS COMPANY LIMITED                                                                             28,005
          2,000   SHIBUSAWA WAREHOUSE COMPANY LIMITED THE                                                                     8,981
         73,300   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                                83,169
         29,800   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                              1,227,164
         39,943   WERNER ENTERPRISES INCORPORATED                                                                           544,024
         44,564   YRC WORLDWIDE INCORPORATED<<+                                                                              98,041
                                                                                                                          4,594,706
                                                                                                                   ----------------
MULTI MEDIA: 0.00%
          2,510   SANOMAWSOY OYJ                                                                                             27,776
                                                                                                                   ----------------
MULTI-INDUSTRY COMPANIES: 0.01%
         49,000   FRASER & NEAVE LIMITED                                                                                     71,272
                                                                                                                   ----------------
NEWSPAPERS: 0.00%
            105   AXEL SPRINGER AG                                                                                            7,058
                                                                                                                   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.55%
          3,830   ACOM COMPANY LIMITED                                                                                       93,700
          3,000   AEON CREDIT SERVICE COMPANY LIMITED                                                                        22,950
          2,600   AIFUL CORPORATION                                                                                           2,684
         44,880   AMERICAN EXPRESS COMPANY<<                                                                                541,253
         90,953   AMERICREDIT CORPORATION+<<                                                                                350,169
              1   APOLLO INVESTMENT CORPORATION<<                                                                                 4
            462   BANCA ITALEASE SPA                                                                                            712
          1,251   BANCA POPOLARE DELL'ETRURIA E DEL LAZIO                                                                     5,049
          7,122   BRADFORD & BINGLEY PLC(a)                                                                                   2,039
         16,433   CAPITAL ONE FINANCIAL CORPORATION<<                                                                       198,018
         54,820   CAPITAL SOURCE INCORPORATED<<                                                                             102,513
          9,852   CATTLES PLC+                                                                                                  753
          1,200   CENTURY LEASING SYSTEM INCORPORATED                                                                         6,454
        281,879   CIT GROUP INCORPORATED<<                                                                                  690,604
         27,604   CREDIT SUISSE GROUP                                                                                       671,769
        119,240   DISCOVER FINANCIAL SERVICES                                                                               683,245
         17,820   FINANSBANK AS TURKEY                                                                                       46,965
        217,803   FIRST FINANCIAL HOLDING COMPANY LIMITED                                                                    86,274
        172,700   FOMENTO ECONOMICO MEXICANO SAB DE CV                                                                      397,221
            700   FUYO GENERAL LEASE COMPANY LIMITED                                                                          8,184
          4,600   HITACHI CAPITAL CORPORATION                                                                                39,505
          4,265   HOLDING DI PARTECIPAZIONI INDUSTRIALI SPA                                                                   3,236

                  164 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                           VALUE
---------------   --------------------------------------------------------------                                   -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
          2,700   IBJ LEASING COMPANY LIMITED                                                                      $         26,328
         53,370   IFCI LIMITED                                                                                               18,427
         71,896   INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED                                                         73,053
          4,261   INTERNATIONAL PERSONAL FINANCE PLC                                                                          6,839
          6,011   IRISH LIFE & Permanent plc                                                                                  4,736
          3,340   MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                  58,124
            263   ORIX CORPORATION ADR                                                                                        2,598
         42,611   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                    741,858
          9,017   POWER FINANCE CORPORATION LIMITED                                                                          24,948
          3,750   PROMISE COMPANY LIMITED                                                                                    50,088
          2,677   PROVIDENT FINANCIAL PLC                                                                                    31,160
         18,959   REDECARD SA                                                                                               197,407
            600   RICOH LEASING COMPANY LIMITED                                                                               7,705
         12,100   SAMPO OYJ                                                                                                 159,140
            847   SAMSUNG CARD COMPANY LIMITED                                                                               14,550
             15   SHINKIN CENTRAL BANK                                                                                       45,005
          7,572   SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                                  27,031
        116,400   SLM CORPORATION<<+                                                                                        535,440
          8,000   TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                     13,305
          3,100   TOKYO LEASING COMPANY                                                                                      14,172
        263,069   TRANSCEND INFORMATION INCORPORATED                                                                        108,263
          1,256   TREE.COM INCORPORATED+                                                                                      5,690
         20,453   TURKIYE HALK BANKASI AS                                                                                    43,040
                                                                                                                          6,162,208
                                                                                                                   ----------------
NON-FERROUS METALS: 0.00%
          1,200   SUMITOMO TITANIUM CORPORATION                                                                              25,499
                                                                                                                   ----------------
OIL & GAS EXPLORATION: 0.01%
          4,802   GRAN TIERRA ENERGY INCORPORATED+                                                                           11,210
          4,855   KAROON GAS AUSTRALIA LIMITED+                                                                               8,828
         16,285   NEW ZEALAND OIL & GAS LIMITED+                                                                             10,175
          5,973   W&T OFFSHORE INCORPORATED<<                                                                                48,083
                                                                                                                             78,296
                                                                                                                   ----------------
OIL & GAS EXTRACTION: 4.88%
            845   ABAN OFFSHORE LIMITED                                                                                       5,159
          2,276   ADDAX PETROLEUM CORPORATION                                                                                43,294
          1,122   ADVANTAGE ENERGY                                                                                            2,575
            520   ALTAGAS INCORPORATEDOME TRUST                                                                               5,579
         19,956   ANADARKO PETROLEUM CORPORATION                                                                            697,462
          2,300   AOC HOLDINGS INCORPORATED                                                                                  12,418
         14,493   APACHE CORPORATION                                                                                        856,391
         19,651   ARENA RESOURCES INCORPORATED+                                                                             420,924
            879   ARKEMA                                                                                                     11,717
         19,379   ARROW ENERGY NL+                                                                                           32,600
         17,964   ATLAS AMERICA INCORPORATED                                                                                180,718
         29,419   ATWOOD OCEANICS INCORPORATED+                                                                             449,522
         19,186   AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                                  28,029
          2,755   BANKERS PETROLEUM LIMITED+                                                                                  3,054
         43,986   BEACH PETROLEUM LIMITED                                                                                    23,808
         19,587   BERRY PETROLEUM COMPANY CLASS A                                                                           130,254
         85,489   BG GROUP PLC                                                                                            1,222,012
          7,899   BHARAT PETROLEUM CORPORATION LIMITED                                                                       58,793
          1,758   BIRCHCLIFF ENERGY LIMITED+                                                                                  6,439
         73,200   BJ SERVICES COMPANY                                                                                       707,844

                  Wells Fargo Advantage Master Portfolios 165


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                           VALUE
---------------   --------------------------------------------------------------                                   -----------------
OIL & GAS EXTRACTION (continued)
            617   BONAVISTA ENERGY TRUST                                                                           $          7,027
            680   BOURBON SA                                                                                                 19,465
        478,555   BP PLC                                                                                                  3,048,773
          4,750   BURU ENERGY LIMITED+                                                                                          524
         23,919   CABOT OIL & GAS CORPORATION                                                                               487,230
          3,242   CAIRN ENERGY PLC+                                                                                          90,097
        107,668   CAIRN INDIA LIMITED+                                                                                      345,907
            425   CALFRAC WELL SERVICES LIMITED                                                                               2,706
         13,227   CANADIAN NATURAL RESOURCES LIMITED                                                                        425,235
          5,388   CANADIAN OIL SANDS TRUST                                                                                   84,704
         33,653   CHESAPEAKE ENERGY CORPORATION                                                                             526,333
      1,332,000   CHINA PETROLEUM & CHEMICAL CORPORATION                                                                    681,448
            364   CIA ESPANOLA DE PETROLEOS SA                                                                               17,189
         19,856   CIMAREX ENERGY COMPANY<<                                                                                  390,170
         80,000   CNPC (HONG KONG) LIMITED                                                                                   26,898
         37,713   COMPLETE PRODUCTION SERVICES INCORPORATED+                                                                115,025
          1,801   COMPTON PETROLEUM CORPORATION+                                                                                906
         10,414   COMSTOCK RESOURCES INCORPORATED+                                                                          316,898
          3,414   CONNACHER OIL & GAS LIMITED+                                                                                1,986
          1,363   CORRIDOR RESOURCES INCORPORATED+                                                                            1,575
         30,000   COSMO OIL COMPANY LIMITED                                                                                  83,153
          1,252   CRESCENT POINT ENERGY TRUST                                                                                23,186
            839   CREW ENERGY INCORPORATED+                                                                                   2,130
          1,982   DANA PETROLEUM PLC+                                                                                        28,289
         32,731   DELTA PETROLEUM CORPORATION+<<                                                                             67,426
         57,141   DENBURY RESOURCES INCORPORATED+                                                                           735,976
         18,405   DEVON ENERGY CORPORATION                                                                                  803,746
          3,563   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                  223,186
         11,000   DNO ASA                                                                                                     6,703
          3,983   DRAGON OIL PLC+                                                                                             8,251
         19,259   ENCANA CORPORATION                                                                                        759,945
        671,000   ENERGI MEGA PERSADA                                                                                         3,962
          2,124   ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                      24,599
         25,459   ENERGY WORLD CORPORATION LIMITED+                                                                           4,094
          1,978   ENERPLUS RESOURCES                                                                                         33,521
          9,439   ENI SPA                                                                                                   377,654
         33,042   ENSCO INTERNATIONAL INCORPORATED                                                                          812,172
          2,878   ENSIGN ENERGY SERVICES INCORPORATED                                                                        22,848
         14,148   EOG RESOURCES INCORPORATED                                                                                707,966
         30,063   EQT CORPORATION                                                                                           924,437
         79,098   ESSAR OIL LIMITED                                                                                         102,233
         26,300   ESSO THAILAND PCL                                                                                           3,234
          1,784   ESTABLISSEMENTS MAUREL ET PROM                                                                             18,207
          1,661   FAIRBORNE ENERGY LIMITED                                                                                    3,669
         20,653   FOREST OIL CORPORATION+                                                                                   292,860
            700   FRED OLSEN ENERGY ASA                                                                                      16,062
          1,079   GALLEON ENERGY INCORPORATED A+                                                                              2,281
          5,401   GALP ENERGIA SGPS SA                                                                                       59,325
        252,786   GAZPROM ADR                                                                                             3,217,966
         42,973   GLOBAL INDUSTRIES LIMITED+<<                                                                              135,795
         14,069   GOODRICH PETROLEUM CORPORATION+<<                                                                         279,129
          5,054   GRUPA LOTOS SA+                                                                                            14,730
         51,238   HALLIBURTON COMPANY                                                                                       835,690
            932   HARVEST ENERGY TRUST                                                                                        4,623
         42,188   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                131,205
          2,590   HELLENIC PETROLEUM SA                                                                                      18,939

                  166 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                           VALUE
---------------   --------------------------------------------------------------                                   -----------------
OIL & GAS EXTRACTION (continued)
         22,335   HELMERICH & PAYNE INCORPORATED<<                                                                 $        528,446
         66,147   HERCULES OFFSHORE INCORPORATED+                                                                            95,252
            983   HIGHPINE OIL & GAS LIMITED+                                                                                 3,570
        170,189   HONG KONG & CHINA GAS COMPANY LIMITED                                                                     256,653
         61,794   HORIZON OIL LIMITED+                                                                                        5,423
          6,100   HUSKY ENERGY INCORPORATED                                                                                 130,420
          1,100   IDEMITSU KOSAN COMPANY LIMITED                                                                             84,438
          8,612   INDIAN OIL CORPORATION LIMITED                                                                             73,418
          1,600   JAPAN PETROLEUM EXPLORATION COMPANY                                                                        58,483
          8,325   JOHN WOOD GROUP PLC                                                                                        22,899
         61,818   KEY ENERGY SERVICES INCORPORATED+                                                                         165,054
         46,278   LUKOIL ADR<<                                                                                            1,464,236
          5,408   LUNDIN PETROLEUM AB+                                                                                       22,864
            303   MAJOR DRILLING GROUP INTERNATIONAL                                                                          3,094
          9,088   MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                                 6,847
        174,000   MEDCO ENERGI INTERNASIONAL TBK PT                                                                          29,518
          4,027   MOL HUNGARIAN OIL & GAS PLC                                                                               150,158
          2,609   NESTE OIL OYJ LIMITED                                                                                      32,499
         32,827   NEWFIELD EXPLORATION COMPANY+                                                                             634,546
         12,500   NEXEN INCORPORATED                                                                                        170,767
         14,594   NEXUS ENERGY LIMITED+                                                                                       3,493
            855   NIKO RESOURCES LIMITED                                                                                     32,239
         39,000   NIPPON MINING HOLDINGS INCORPORATED                                                                       135,452
         66,000   NIPPON OIL CORPORATION                                                                                    314,545
         14,804   NOBLE CORPORATION                                                                                         364,030
          9,558   NOBLE ENERGY INCORPORATED                                                                                 435,271
         15,171   NORSK HYDRO ASA                                                                                            48,609
          1,005   NUVISTA ENERGY LIMITED+                                                                                     4,416
         35,962   OCCIDENTAL PETROLEUM CORPORATION                                                                        1,865,349
         12,902   OCEANEERING INTERNATIONAL INCORPORATED+                                                                   409,897
         30,106   OIL & NATURAL GAS CORPORATION LIMITED                                                                     402,516
         37,539   OIL REFINERIES LIMITED                                                                                      9,337
         38,270   OIL SEARCH LIMITED                                                                                        121,891
          3,636   OILEXCO INCORPORATED+                                                                                         429
          3,483   OMV AG                                                                                                     90,734
          2,891   OPTI CANADA INCORPORATED+                                                                                   2,272
         39,763   ORIGIN ENERGY LIMITED                                                                                     343,253
          3,013   PACIFIC RUBIALES ENERGY CORPORATION+                                                                        9,852
          2,004   PENGROWTH ENERGY TRUST                                                                                     11,436
          4,256   PENN WEST ENERGY TRUST                                                                                     37,497
         12,000   PETRO-CANADA                                                                                              264,864
          1,832   PETROBANK ENERGY & RESOURCES LIMITED+                                                                      27,749
      1,668,000   PETROCHINA COMPANY LIMITED                                                                              1,181,493
          5,134   PETROFAC LIMITED                                                                                           34,292
        178,162   PETROLEO BRASILEIRO SA                                                                                  2,477,163
          2,756   PETROLEUM GEO-SERVICES ASA+                                                                                 9,051
            823   PEYTO ENERGY TRUST                                                                                          4,515
         19,651   PRECISION DRILLING TRUST<<                                                                                 54,365
          1,318   PREMIER OIL PLC+                                                                                           14,375
         40,438   PRIDE INTERNATIONAL INCORPORATED+                                                                         697,151
          4,172   PROEX ENERGY LIMITED                                                                                       29,483
          4,700   PROSAFE ASA                                                                                                16,859
          4,255   PROVIDENT ENERGY TRUST                                                                                     12,509
        102,181   PTT AROMATICS & REFINING PCL                                                                               27,870
             92   PTT AROMATICS & REFINING PCL (FOREIGN)                                                                         25
         79,200   PTT EXPLORATION & PRODUCTION PCL                                                                          192,358

                  Wells Fargo Advantage Master Portfolios 167


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                           VALUE
---------------   --------------------------------------------------------------                                   -----------------
OIL & GAS EXTRACTION (continued)
         28,100   PTT PCL                                                                                          $         119,893
         31,800   PTT PCL (FOREIGN)                                                                                          135,680
         26,331   QUICKSILVER RESOURCES INCORPORATED+<<                                                                      157,986
         36,009   RANGE RESOURCES CORPORATION                                                                              1,280,840
          2,557   REAL RESOURCES INCORPORATED+                                                                                19,496
         19,483   REPSOL YPF SA                                                                                              297,580
          8,115   ROC OIL COMPANY LIMITED+                                                                                     1,938
         69,476   ROYAL DUTCH SHELL PLC CLASS B                                                                            1,458,367
          6,205   SAIPEM SPA                                                                                                  95,865
         19,989   SANDRIDGE ENERGY INCORPORATED+<<                                                                           135,126
         26,864   SANTOS LIMITED                                                                                             264,111
         44,700   SAPURACREST PETROLEUM BHD                                                                                    8,771
          6,286   SARAS SPA                                                                                                   18,236
            839   SAVANNA ENERGY SERVICES CORPORATION                                                                          3,449
         68,100   SCHLUMBERGER LIMITED                                                                                     2,591,886
         10,573   SEACOR HOLDINGS INCORPORATED+<<                                                                            633,428
          9,200   SHOWA SHELL SEKIYU KK                                                                                       76,442
         19,041   SNAM RETE GAS SPA                                                                                           94,348
            834   SOCO INTERNATIONAL+                                                                                         14,067
         19,149   SOUTHWESTERN ENERGY COMPANY+                                                                               550,917
         33,335   ST. MARY LAND & EXPLORATION COMPANY<<                                                                      452,689
         25,584   STONE ENERGY CORPORATION+                                                                                  101,313
            846   STORM EXPLORATION INCORPORATED+                                                                              6,703
         17,787   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                     234,611
          2,052   SUPERIOR PLUS CORPORATION                                                                                   17,049
         67,936   SURGUTNEFTEGAZ                                                                                             152,177
        196,222   SURGUTNEFTEGAZ ADR<<                                                                                     1,118,465
         23,007   SWIFT ENERGY COMPANY+                                                                                      165,420
         26,300   TALISMAN ENERGY INCORPORATED                                                                               247,041
          2,454   TECHNIP SA                                                                                                  79,428
            501   TESCO CORPORATION+(a)                                                                                        3,020
         36,956   TETRA TECHNOLOGIES INCORPORATED+                                                                           105,694
         12,878   TIDEWATER INCORPORATED                                                                                     454,851
         12,000   TONENGENERAL SEKIYU KK                                                                                     113,388
         53,586   TOTAL SA                                                                                                 2,517,551
         18,274   TRANSOCEAN LIMITED+                                                                                      1,092,237
          1,946   TRICAN WELL SERVICE LIMITED                                                                                 10,631
          2,600   TRINIDAD DRILLING LIMITED                                                                                    5,273
         17,858   TULLOW OIL PLC                                                                                             185,453
         35,469   ULTRA PETROLEUM CORPORATION+                                                                             1,246,381
          7,531   UTS ENERGY CORPORATION+                                                                                     10,063
          2,097   VENTURE PRODUCTION PLC                                                                                      15,220
            485   VERMILION ENERGY TRUST                                                                                       9,332
         39,332   WEATHERFORD INTERNATIONAL LIMITED+<<                                                                       419,672
          1,617   WESTERNZAGROS RESOURCES LIMITED+                                                                             1,017
         11,362   WHITING PETROLEUM CORPORATION+                                                                             264,735
         20,421   WOODSIDE PETROLEUM LIMITED                                                                                 464,771
         32,513   XTO ENERGY INCORPORATED                                                                                  1,029,362
                                                                                                                          54,385,078
                                                                                                                   -----------------
OIL FIELD SERVICES: 0.00%
          1,314   FUGRO NV                                                                                                    33,771
                                                                                                                   -----------------
OIL SERVICES: 0.00%
            225   SCHOELLER-BLECKMANN OILFIELD EQUIPMENT AG                                                                    6,124
                                                                                                                   -----------------

                  168 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                           VALUE
---------------   --------------------------------------------------------------                                   -----------------
PAPER & ALLIED PRODUCTS: 0.40%
         25,300   ABITIBIBOWATER INCORPORATED<<+                                                                   $          11,385
          1,791   AHLSTROM OYJ                                                                                                15,315
         25,039   BEMIS COMPANY INCORPORATED                                                                                 464,974
         10,000   C C LAND HOLDINGS LIMITED                                                                                    1,725
          4,000   CHUETSU PULP & PAPER COMPANY LIMITED                                                                         8,889
            147   CLEARWATER PAPER CORPORATION+                                                                                1,451
          8,493   COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                                            156,682
          2,817   CORPORATE EXPRESS AUSTRALIA LIMITED                                                                          5,214
          6,000   DAIO PAPER CORPORATION                                                                                      46,549
        117,939   DOMTAR CORPORATION+                                                                                         93,172
          4,990   DS SMITH PLC                                                                                                 4,920
          5,355   GREIF INCORPORATED CLASS A                                                                                 164,666
          5,000   HOKUETSU PAPER MILLS LIMITED                                                                                18,228
          1,100   HOLMEN AB CLASS B                                                                                           18,259
        186,000   INDAH KIAT PULP AND PAPER CORPORATION TBK PT+                                                               13,902
         18,200   INTERNATIONAL PAPER COMPANY                                                                                103,558
         18,116   KIMBERLY-CLARK CORPORATION                                                                                 853,445
         12,000   LEE & MAN PAPER MANUFACTURING LIMITED                                                                        5,649
            155   MAYR-MELNHOF KARTON AG                                                                                       9,999
         15,000   MITSUBISHI PAPER MILLS LIMITED                                                                              18,963
          8,347   MONDI PLC                                                                                                   14,616
            682   MONDI SWIECIE SA                                                                                             7,804
         33,000   NINE DRAGONS PAPER HOLDINGS LIMITED                                                                          8,845
          4,700   NIPPON PAPER GROUP INCORPORATED                                                                            104,186
            500   NORSKE SKOGINDUSTRIER ASA                                                                                      818
         56,905   OFFICEMAX INCORPORATED                                                                                     217,377
         41,000   OJI PAPER COMPANY LIMITED                                                                                  151,644
         24,593   PACKAGING CORPORATION OF AMERICA                                                                           260,440
         32,500   PACTIV CORPORATION+                                                                                        514,475
         16,239   PAPERLINX LIMITED                                                                                            7,064
         12,000   RENGO COMPANY LIMITED                                                                                       65,619
         38,357   SAPPI LIMITED                                                                                               72,175
          1,521   SMURFIT KAPPA GROUP PLC                                                                                      2,624
            558   SOCIETE BIC SA                                                                                              27,196
         24,935   SONOCO PRODUCTS COMPANY                                                                                    480,497
         12,900   STORA ENSO OYJ                                                                                              53,674
          1,000   SVENSKA CELLULOSA AB CLASS A                                                                                 6,544
         14,600   SVENSKA CELLULOSA AB CLASS B                                                                                94,496
         12,576   UPM-KYMMENE OYJ                                                                                             88,895
         36,742   WAUSAU PAPER CORPORATION                                                                                   203,918
         80,580   YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED                                                           15,113
                                                                                                                           4,414,965
                                                                                                                   -----------------
PERSONAL SERVICES: 0.35%
         33,000   CINTAS CORPORATION                                                                                         669,570
         84,311   H & R BLOCK INCORPORATED<<                                                                               1,610,340
          3,350   PANTALOON RETAIL INDIA LIMITED                                                                               8,174
         33,576   REGIS CORPORATION                                                                                          423,058
         62,771   SALLY BEAUTY HOLDINGS INCORPORATED+<<                                                                      242,924
        201,143   SERVICE CORPORATION INTERNATIONAL US                                                                       679,863
          7,707   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                 139,497
          8,237   WORLEYPARSONS LIMITED                                                                                       81,954
                                                                                                                           3,855,380
                                                                                                                   -----------------

                  Wells Fargo Advantage Master Portfolios 169


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                           VALUE
---------------   --------------------------------------------------------------                                   -----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.17%
         59,238   POLISH OIL & GAS                                                                                 $          55,557
         17,253   ASHLAND INCORPORATED                                                                                       101,965
          5,728   CALTEX AUSTRALIA LIMITED                                                                                    34,123
         88,766   CHEVRON CORPORATION                                                                                      5,388,984
         96,000   CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                                          73,677
        677,000   CNOOC LIMITED                                                                                              581,967
            689   COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+<<                                                             7,572
         60,225   CONOCOPHILLIPS                                                                                           2,249,404
         43,145   ENI SPA                                                                                                    861,157
            890   ERG SPA                                                                                                     10,589
        222,122   EXXON MOBIL CORPORATION                                                                                 15,082,084
        153,000   FORMOSA PETROCHEMICAL CORPORATION                                                                          249,010
         55,424   FRONTIER OIL CORPORATION                                                                                   756,538
         28,920   HEADWATERS INCORPORATED+<<                                                                                  57,262
         16,657   HESS CORPORATION                                                                                           910,971
         12,470   HINDUSTAN PETROLEUM CORPORATION LIMITED                                                                     67,787
         22,452   HOLLY CORPORATION                                                                                          523,356
          6,600   IMPERIAL OIL LIMITED                                                                                       206,166
             40   INPEX HOLDINGS INCORPORATED                                                                                270,611
            564   INTEROIL CORPORATION+                                                                                       11,096
         31,061   MARATHON OIL CORPORATION<<                                                                                 722,784
            681   MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                                     6,084
         10,627   MURPHY OIL CORPORATION                                                                                     444,315
          9,695   PETROL OFISI+                                                                                               21,049
        113,000   PETRON CORPORATION                                                                                          12,830
         45,300   PETRONAS DAGANGAN BHD                                                                                       90,263
          1,567   PETROPLUS HOLDINGS AG+                                                                                      24,431
         22,733   POLSKI KONCERN NAFTOWY ORLEN SA                                                                            127,552
          1,096   PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA                                                                 2,825
         69,185   RELIANCE PETROLEUM LIMITED+                                                                                101,554
         90,552   ROYAL DUTCH SHELL PLC CLASS A                                                                            1,979,616
          5,636   S-OIL CORPORATION                                                                                          191,530
          3,246   SBM OFFSHORE NV                                                                                             42,466
          6,448   SEADRILL LIMITED                                                                                            49,004
         14,200   SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                             34,389
         10,000   SINGAPORE PETROLEUM COMPANY LIMITED                                                                         17,132
          2,887   SK CORPORATION                                                                                             158,635
          6,192   SK ENERGY COMPANY LIMITED                                                                                  287,547
         22,775   STATOIL ASA                                                                                                378,129
         23,800   SUNCOR ENERGY INCORPORATED                                                                                 495,007
         29,340   SUNOCO INCORPORATED                                                                                        981,423
         32,816   TESORO CORPORATION                                                                                         484,364
         37,200   THAI OIL PCL                                                                                                24,369
         23,000   TOHO GAS COMPANY LIMITED                                                                                   118,489
          8,998   TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                       81,612
         22,651   VALERO ENERGY CORPORATION                                                                                  438,976
         15,071   WORLD FUEL SERVICES CORPORATION<<                                                                          437,210
                                                                                                                          35,253,461
                                                                                                                   -----------------
PHARMACEUTICALS: 0.06%
         21,430   AUXILIUM PHARMACEUTICALS INCORPORATED+<<                                                                   588,682
          1,037   LABORATORIOS ALMIRALL SA+                                                                                    8,924
         27,351   SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                                    118,156
                                                                                                                             715,762
                                                                                                                   -----------------

                   170 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
PIPELINES: 0.04%
         16,629   APA GROUP                                                                                        $         29,330
         64,000   CHINA GAS HOLDINGS LIMITED                                                                                  9,433
          1,357   FORT CHICAGO ENERGY PARTNERS LP                                                                             7,893
         18,730   IBERDROLA RENOVABLES+                                                                                      75,490
          1,727   INTER PIPELINE                                                                                              9,883
          1,032   PEMBINA PIPELINE                                                                                           11,746
         14,200   TRANSCANADA CORPORATION                                                                                   344,899
                                                                                                                            488,674
                                                                                                                   ----------------
PRIMARY METAL INDUSTRIES: 1.11%
          4,000   AICHI STEEL CORPORATION                                                                                    10,020
         25,071   AK STEEL HOLDING CORPORATION                                                                              154,939
         33,565   ALCOA INCORPORATED<<                                                                                      209,110
         21,282   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       418,617
        294,000   ALUMINUM CORPORATION OF CHINA LIMITED                                                                     137,779
          9,419   AQUARIUS PLATINUM LIMITED                                                                                  23,314
          1,700   ASAHI PRETEC CORPORATION                                                                                   20,485
         31,298   ASHOK LEYLAND LIMITED                                                                                      10,151
         24,855   BELDEN CDT INCORPORATED                                                                                   265,203
            773   BOSCH LIMITED                                                                                              46,276
          6,717   CAP SA                                                                                                     91,166
         22,955   CARPENTER TECHNOLOGY CORPORATION                                                                          314,484
        742,856   CHINA STEEL CORPORATION                                                                                   469,626
          2,600   CHUBU STEEL PLATE COMPANY LIMITED                                                                          14,152
         53,000   CHUNG HUNG STEEL CORPORATION                                                                               16,124
         31,039   CIA SIDERURGICA NACIONAL SA                                                                               414,433
         37,190   COMMSCOPE INCORPORATED+                                                                                   332,107
         23,924   CURTISS-WRIGHT CORPORATION                                                                                636,139
          3,623   DONGKUK STEEL MILL COMPANY LIMITED                                                                         49,542
            164   EL EZZ ALDEKHELA STEEL ALEXANDRIA                                                                          17,961
         15,612   EL EZZ STEEL COMPANY                                                                                       18,790
         45,650   EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                      92,169
          5,350   EXXARO RESOURCES LIMITED                                                                                   35,577
         38,690   FENG HSIN IRON & STEEL COMPANY                                                                             36,084
         28,155   GENERAL CABLE CORPORATION<<+                                                                              434,432
          3,268   GERDAU AMERISTEEL CORPORATION                                                                              13,229
         30,862   GERDAU SA                                                                                                 129,699
          7,000   GODO STEEL LIMITED                                                                                         16,387
          1,593   HIGHVELD STEEL AND VANADIUM CORPORATION LIMITED                                                            11,105
          8,000   HITACHI METALS LIMITED                                                                                     45,157
         11,674   HUBBELL INCORPORATED CLASS B                                                                              307,260
          4,269   HYUNDAI STEEL COMPANY                                                                                      94,180
         25,800   JFE HOLDINGS INCORPORATED                                                                                 558,258
         76,899   JSC MMC NORILSK NICKEL ADR<<                                                                              355,273
          9,233   JSW STEEL LIMITED                                                                                          33,471
         24,000   KURIMOTO LIMITED                                                                                           12,041
            700   KYOEI STEEL LIMITED                                                                                        13,079
            903   LINDAB INTERNATIONAL AB                                                                                     4,318
          3,600   MARUICHI STEEL TUBE LIMITED                                                                                75,604
         16,518   MATTHEWS INTERNATIONAL CORPORATION                                                                        573,835
         65,000   MIDAS HOLDINGS LIMITED                                                                                     17,386
         10,000   MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                             18,265
         14,373   MITTAL STEEL SOUTH AFRICA LIMITED                                                                         104,701
         28,928   MUELLER INDUSTRIES INCORPORATED                                                                           522,729
          1,152   MYTILINEOS HOLDINGS SA                                                                                      4,821
         14,000   NAKAYAMA STEEL WORKS LIMITED                                                                               26,294

                   Wells Fargo Advantage Master Portfolios 171


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
PRIMARY METAL INDUSTRIES (continued)
      5,418,300   NAKORNTHAI STRIP MILL PCL+                                                                       $         17,817
         19,000   NIPPON METAL INDUSTRY COMPANY LIMITED                                                                      20,845
        284,000   NIPPON STEEL CORPORATION                                                                                  745,512
          4,500   NIPPON YAKIN KOGYO COMPANY LIMITED                                                                          8,664
         21,000   NSK LIMITED                                                                                                64,668
         16,000   NUCOR CORPORATION                                                                                         538,400
         36,134   ONESTEEL LIMITED                                                                                           38,429
         33,800   PARKSON HOLDINGS BHD                                                                                       30,853
         39,075   POLIMEX MOSTOSTAL SA                                                                                       28,457
          5,655   POSCO                                                                                                   1,141,562
          7,804   PRECISION CASTPARTS CORPORATION                                                                           432,576
          2,052   RAUTARUUKKI OYJ                                                                                            34,050
         11,472   RTI INTERNATIONAL METALS INCORPORATED+                                                                    124,356
          9,000   SANYO SPECIAL STEEL COMPANY LIMITED                                                                        17,373
        126,000   SHOUGANG CONCORD INTERNATIONAL ENTERPRISES COMPANY LIMITED                                                 12,100
         83,114   STEEL AUTHORITY OF INDIA LIMITED                                                                          121,957
         33,792   TATA STEEL LIMITED                                                                                        112,367
         12,655   TENARIS SA                                                                                                108,792
         13,797   TEXAS INDUSTRIES INCORPORATED<<                                                                           222,132
          7,916   THYSSENKRUPP AG                                                                                           139,090
            684   TIMMINCO LIMITED+                                                                                           1,769
         21,991   TITANIUM METALS CORPORATION<<                                                                             128,427
          3,000   TOHO ZINC COMPANY LIMITED                                                                                   6,043
          1,800   TOPRE CORPORATION                                                                                          12,785
          9,000   TOPY INDUSTRIES LIMITED                                                                                    13,206
         18,260   TREDEGAR CORPORATION                                                                                      304,942
         56,000   TUNG HO STEEL ENTERPRISE CORPORATION                                                                       35,465
          4,894   UNITED STATES STEEL CORPORATION                                                                            96,265
         10,094   USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                    102,991
          7,024   WELSPUN-GUJARAT STAHL LIMITED                                                                               8,361
         50,282   WORTHINGTON INDUSTRIES<<                                                                                  412,312
          2,500   YAMATO KOGYO COMPANY LIMITED                                                                               50,716
          6,000   YODOGAWA STEEL WORKS LIMITED                                                                               24,048
            600   YUSHIRO CHEMICAL INDUSTRY COMPANY LIMITED                                                                   4,971
                                                                                                                         12,368,073
                                                                                                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.52%
         34,567   ACCO BRANDS CORPORATION+                                                                                   32,839
          6,597   AGGREKO PLC                                                                                                33,486
         31,540   AMERICAN GREETINGS CORPORATION CLASS A                                                                    117,644
         65,922   BELO CORPORATION CLASS A                                                                                   52,738
         17,356   BOWNE & COMPANY INCORPORATED                                                                               27,422
         24,633   CBS CORPORATION CLASS B                                                                                   105,183
          5,850   COMPAGNIE INDUSTRIALI RIUNITE                                                                               5,425
         29,000   DAI NIPPON PRINTING COMPANY LIMITED                                                                       245,067
          1,978   DE LA RUE PLC                                                                                              29,067
         53,918   GANNETT COMPANY INCORPORATED<<                                                                            174,694
         30,066   HARTE HANKS INCORPORATED                                                                                  168,670
         29,330   HAYS PLC                                                                                                   31,811
            783   HEIDELBERGER DRUCKMASCHINEN AG                                                                              3,206
         93,124   IDEARC INCORPORATED<<                                                                                       4,656
          3,237   INTERTEK GROUP PLC                                                                                         38,127
         26,019   JOHN WILEY & SONS INCORPORATED                                                                            816,736
          2,905   JOHNSTON PRESS PLC                                                                                            289
            600   KADOKAWA GROUP HOLDINGS INCORPORATED                                                                       10,465

                   172 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
          4,000   KOMORI CORPORATION                                                                               $         29,184
         36,614   MCCLATCHY COMPANY CLASS A<<                                                                                17,941
         18,546   MEREDITH CORPORATION                                                                                      238,316
         38,766   MSCI INCORPORATED+                                                                                        610,952
         21,839   NASPERS LIMITED                                                                                           331,250
         27,768   NEW YORK TIMES COMPANY CLASS A<<                                                                          114,682
          1,000   NICHII GAKKAN COMPANY                                                                                      15,298
          1,600   NISSHA PRINTING COMPANY LIMITED                                                                            39,700
          2,104   PAGESJAUNES SA                                                                                             17,784
         19,587   PEARSON PLC                                                                                               183,795
          1,137   PROMOTORA DE INFORMACIONES SA                                                                               1,790
         18,608   PUBLISHING & BROADCASTING LIMITED                                                                          23,541
            541   QUEBECOR INCORPORATED                                                                                       8,024
          2,518   RANDSTAD HOLDINGS NV                                                                                       36,533
            600   SCHIBSTED ASA                                                                                               3,517
         10,837   SERCO GROUP PLC                                                                                            59,641
          7,526   SEVEN NETWORK LIMITED                                                                                      26,387
         67,000   SINGAPORE PRESS HOLDINGS LIMITED                                                                          117,157
         33,600   STAR PUBLICATIONS LIMITED                                                                                  27,890
            503   TELEGRAAF MEDIA GROEP NV                                                                                    7,896
          4,300   THOMSON CORPORATION                                                                                       106,604
         28,000   TOPPAN PRINTING COMPANY LIMITED                                                                           166,777
          1,036   TORSTAR CORPORATION                                                                                         4,161
          1,052   TRANSCONTINENTAL INCORPORATED                                                                               6,161
         32,208   VALASSIS COMMUNICATIONS INCORPORATED+                                                                      43,481
         31,559   VIACOM INCORPORATED CLASS B+<<                                                                            485,693
         21,946   VISTAPRINT LIMITED+<<                                                                                     537,677
          1,417   WASHINGTON POST COMPANY CLASS B                                                                           510,814
          8,409   WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                                 24,142
          7,070   WOLTERS KLUWER NV                                                                                         111,651
          5,714   YELLOW PAGES INCOME FUND                                                                                   25,826
                                                                                                                          5,831,790
                                                                                                                   ----------------
RAILROAD TRANSPORTATION: 0.57%
         78,069   ALL AMERICA LATINA LOGISTICA                                                                               46,683
         11,700   CANADIAN NATIONAL RAILWAY COMPANY                                                                         375,776
          3,500   CANADIAN PACIFIC RAILWAY LIMITED                                                                           99,041
             89   CENTRAL JAPAN RAILWAY COMPANY                                                                             540,687
        308,000   CHINA RAILWAY GROUP LIMITED CLASS H+                                                                      167,528
         22,700   CSX CORPORATION                                                                                           560,236
         18,100   EAST JAPAN RAILWAY COMPANY                                                                              1,083,967
         16,890   GENESEE & WYOMING INCORPORATED+                                                                           352,832
          6,769   GROUPE EUROTUNNEL SA                                                                                       26,200
         55,000   HANKYU HANSHIN HOLDINGS INCORPORATED                                                                      253,362
         20,628   KANSAS CITY SOUTHERN+                                                                                     364,909
         24,000   KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                                    99,045
         21,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                           147,850
         27,000   KEIO CORPORATION                                                                                          139,968
         15,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                    69,622
         74,000   KINTETSU CORPORATION                                                                                      300,505
         53,692   MTR CORPORATION LIMITED                                                                                   119,159
         37,000   NAGOYA RAILROAD COMPANY LIMITED                                                                           106,572
         24,000   NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                                   105,270
         19,000   NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                      72,520
         15,700   NORFOLK SOUTHERN CORPORATION<<                                                                            498,004
         26,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                   192,038

                   Wells Fargo Advantage Master Portfolios 173


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
RAILROAD TRANSPORTATION (continued)
         17,000   SAGAMI RAILWAY COMPANY LIMITED                                                                   $         68,602
         36,000   TOBU RAILWAY COMPANY LIMITED                                                                              179,855
        129,250   WAN HAI LINES LIMITED                                                                                      48,391
             87   WEST JAPAN RAILWAY COMPANY                                                                                308,181
                                                                                                                          6,326,803
                                                                                                                   ----------------
REAL ESTATE: 0.83%
            433   AAREAL BANK AG                                                                                              2,103
         15,521   ABACUS PROPERTY GROUP                                                                                       2,500
          3,600   AEON MALL COMPANY LIMITED                                                                                  38,078
         66,000   AGILE PROPERTY HOLDINGS LIMITED                                                                            21,835
         18,000   ALLGREEN PROPERTIES LIMITED                                                                                 4,530
         33,353   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         174,103
         17,000   ASCENDAS INDIA TRUST                                                                                        5,712
            200   ATRIUM COMPANY LIMITED                                                                                        218
          1,011   ATRIUM LJUNGBERG AB                                                                                         6,364
         10,515   AUSTRALAND PROPERTY GROUP                                                                                   1,353
         17,805   BABCOCK & BROWN JAPAN PROPERTY TRUST                                                                        2,553
            162   BEFIMMO SCA SICAFI                                                                                         14,465
         11,993   BRITISH LAND COMPANY PLC                                                                                   78,025
          5,214   BRIXTON PLC                                                                                                 2,870
         40,600   BROOKFIELD PROPERTIES CORPORATION                                                                         204,883
          2,000   BUKIT SEMBAWANG ESTATES LIMITED                                                                             3,839
          5,382   BUNNINGS WAREHOUSE PROPERTY TRUST                                                                           5,812
          1,016   CA IMMOBILIEN ANLAGEN AG+                                                                                   3,577
         27,000   CAPITACOMMERICAL TRUST                                                                                     12,971
         71,000   CAPITALAND LIMITED                                                                                         89,215
          3,300   CASTELLUM AB                                                                                               20,373
        102,000   CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                             19,036
         57,872   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              167,250
         13,000   CDL HOSPITALITY TRUSTS                                                                                      4,240
         53,000   CENTRAL PATTANA PCL                                                                                        17,958
         24,714   CENTRO PROPERTIES GROUP                                                                                     1,132
         35,798   CENTRO RETAIL GROUP                                                                                           881
         61,146   CFS RETAIL PROPERTY TRUST                                                                                  65,458
         71,000   CHAMPION REIT                                                                                              15,895
          5,583   CHARTER HALL GROUP                                                                                            635
         66,000   CHEUNG KONG HOLDINGS LIMITED                                                                              534,672
        168,480   CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                                  220,046
         82,000   CHINA RESOURCES LAND LIMITED                                                                               87,595
             80   CHINA VANKE COMPANY LIMITED CLASS B                                                                            63
         43,696   CHINESE ESTATES HOLDINGS LIMITED                                                                           49,270
         20,000   CITY DEVELOPMENTS LIMITED                                                                                  60,906
          3,570   CITYCON OYJ                                                                                                 7,206
         73,698   COMMONWEALTH PROPERTY OFFICE FUND                                                                          44,689
          1,137   CONWERT IMMOBILIEN INVEST SE+                                                                               5,574
        239,000   COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                                    45,000
         19,063   CROMWELL GROUP                                                                                              5,606
              5   DA OFFICE INVESTMENT CORPORATION                                                                            6,523
          5,400   DAIBIRU CORPORATION                                                                                        40,265
          7,000   DAIKYO INCORPORATED                                                                                         3,090
          4,100   DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                  129,115
        146,101   DB RREEF TRUST                                                                                             63,949
          2,531   DERWENT VALLEY HOLDINGS PLC                                                                                21,501
         58,654   DLF LIMITED                                                                                               171,929
         11,760   ECHO INVESTMENT                                                                                             6,565

                   174 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
REAL ESTATE (continued)
            665   EUROCOMMERCIAL PROPERTIES NV                                                                     $         17,734
          2,000   FABEGE AB                                                                                                   7,113
         38,557   FAR EAST CONSORTIUM                                                                                         3,636
         20,000   FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                                  11,421
            681   FIRST CAPITAL REALTY INCORPORATED                                                                           8,115
         31,146   FIRST INDUSTRIAL REALTY TRUST INCORPORATED<<                                                               68,833
          8,948   FKP PROPERTY GROUP                                                                                          2,057
            447   FONCIERE DES REGIONS                                                                                       22,420
         13,991   FOREST CITY ENTERPRISES INCORPORATED<<                                                                     70,095
         16,452   FORESTAR REAL ESTATE GROUP INCORPORATED+<<                                                                123,719
        138,000   FRANSHION PROPERTIES CHINA LIMITED                                                                         27,050
              7   FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                                33,425
          2,050   GAZIT GLOBE LIMITED                                                                                         7,325
            481   GECINA SA                                                                                                  21,146
        158,600   GENTING INTERNATIONAL PLC+                                                                                 43,038
              4   GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                              24,813
            750   GOLDCREST COMPANY LIMITED                                                                                  13,328
        273,900   GOLDEN LAND PROPERTY PCL+                                                                                  12,394
        167,532   GPT GROUP                                                                                                  49,458
         10,236   GREAT EAGLE HOLDINGS LIMITED                                                                               12,617
          4,114   GREAT PORTLAND ESTATES PLC                                                                                 13,481
         12,000   GREENTOWN CHINA HOLDINGS LIMITED                                                                            3,517
         68,800   GUANGZHOU R&F PROPERTIES                                                                                   50,988
         14,666   GUOCOLAND LIMITED                                                                                           9,798
         21,489   HAMMERSON PLC                                                                                              74,165
         36,000   HANG LUNG GROUP LIMITED                                                                                    95,773
         76,000   HANG LUNG PROPERTIES LIMITED                                                                              143,964
          6,500   HEIWA REAL ESTATE COMPANY LIMITED                                                                          13,273
            945   HELIOPOLIS HOUSING                                                                                          3,021
         18,000   HENDERSON INVESTMENTS LIMITED                                                                               1,079
         42,762   HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                                141,975
         51,000   HONGKONG LAND HOLDINGS LIMITED                                                                            106,080
         30,000   HOPEWELL HOLDINGS                                                                                          83,990
         26,000   HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                         9,640
          6,000   HOTEL PROPERTIES LIMITED                                                                                    3,422
         14,560   HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED                                                               20,553
         25,830   HYSAN DEVELOPMENT COMPANY LIMITED                                                                          39,127
            432   ICADE                                                                                                      31,769
         56,200   IGB CORPORATION BHD                                                                                        20,633
          6,108   IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                             6,129
          6,839   IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                                            6,637
         12,510   INDIABULLS REAL ESTATE LIMITED                                                                             21,987
         43,055   ING INDUSTRIAL FUND                                                                                         2,248
         58,086   ING OFFICE FUND                                                                                             9,489
         22,413   ING PROPERTY TRUST                                                                                          6,471
            855   IRSA INVERSIONES Y REPRESENTACIONES SA ADR<<                                                                2,693
          1,008   IVG IMMOBILIEN AG                                                                                           5,085
              6   JAPAN EXCELLENT INCORPORATED                                                                               20,729
              4   JAPAN LOGISTICS FUND INCORPORATED                                                                          19,903
            300   JOINT CORPORATION                                                                                             234
         18,415   JONES LANG LASALLE INCORPORATED                                                                           366,827
              6   KENEDIX REALTY INVESTMENT                                                                                   9,694
         10,000   KEPPEL LAND LIMITED                                                                                         8,269
         26,053   KERRY PROPERTIES LIMITED                                                                                   48,591
         21,882   KIWI INCOME PROPERTY TRUST                                                                                 10,795
          1,905   KLEPIERRE                                                                                                  38,534

                   Wells Fargo Advantage Master Portfolios 175


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
REAL ESTATE (continued)
         12,000   KOWLOON DEVELOPMENT COMPANY LIMITED                                                              $          4,353
          3,102   KUNGSLEDEN                                                                                                 13,389
         18,000   KWG PROPERTY HOLDING LIMITED                                                                                3,258
         10,813   LAND SECURITIES GROUP PLC                                                                                  84,441
         14,715   LEND LEASE CORPORATION LIMITED                                                                             49,763
          5,700   LEOPALACE21 CORPORATION                                                                                    31,665
          6,519   LIBERTY INTERNATIONAL PLC                                                                                  31,955
        992,500   LIPPO KARAWACI TBK PT                                                                                      67,499
            350   LUNDBERGFORETAGEN AB                                                                                        9,995
        128,255   MACQUAIRE OFFICE TRUST                                                                                      9,617
         60,611   MACQUARIE COUNTRYWIDE TRUST                                                                                 4,548
         23,226   MACQUARIE DDR TRUST                                                                                           538
        103,519   MACQUARIE GOODMAN GROUP                                                                                    16,646
         71,000   MAPLETREE LOGISTICS TRUST                                                                                  17,799
        257,000   MEGAWORLD CORPORATION                                                                                       2,783
          4,470   MEINL EUROPEAN LAND LIMITED+                                                                                7,854
            149   METROVACESA SA                                                                                              3,022
            700   MI DEVELOPMENTS INCORPORATED                                                                                3,065
              5   MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                               8,120
         24,000   MIDLAND HOLDINGS LIMITED                                                                                    6,356
          9,000   MIRAMAR HOTEL & INVESTMENT                                                                                  6,016
         73,557   MIRVAC GROUP                                                                                               39,022
         17,147   MIRVAC REAL ESTATE INVESTMENT TRUST                                                                         2,166
         62,000   MITSUBISHI ESTATE COMPANY LIMITED                                                                         624,772
         40,000   MITSUI FUDOSAN COMPANY LIMITED                                                                            401,837
         35,000   NEO-CHINA GROUP HOLDINGS LIMITED(a)                                                                        22,340
              4   NEW CITY RESIDENCE INVESTMENT CORPORATION(a)                                                                    0
         31,600   NEW WORLD CHINA LAND LIMITED                                                                                7,233
            429   NEXITY SA                                                                                                   7,593
              9   NIPPON COMMERCIAL INVESTMENT CORPORATION                                                                    4,153
              9   NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                                   3,511
          1,600   NOMURA REAL ESTATE HOLDING INCORPORATED                                                                    20,370
             40   NTT URBAN DEVELOPMENT CORPORATION                                                                          28,086
             12   ORIX JREIT INCORPORATED                                                                                    35,659
         42,344   PHH CORPORATION+                                                                                          407,349
              4   PREMIER INVESTMENT COMPANY                                                                                 11,268
            866   PSP SWISS PROPERTY AG                                                                                      34,575
          1,431   QUINTAIN ESTATES & DEVELOPMENT PLC                                                                            510
         28,000   RUENTEX DEVELOPMENT COMPANY LIMITED                                                                        13,836
          2,158   SACYR VALLEHERMOSO SA                                                                                      14,959
          1,600   SANKEI BUILDING COMPANY LIMITED THE                                                                         7,892
          9,788   SEGRO PLC                                                                                                  14,918
          1,988   SHAFTESBURY PLC                                                                                             7,562
         30,000   SHENZHEN INVESTMENT LIMITED                                                                                 4,710
         51,000   SHIMAO PROPERTY HOLDING LIMITED                                                                            26,027
          1,300   SHOEI                                                                                                       5,247
         79,000   SHUI ON LAND LIMITED                                                                                       17,909
         60,000   SHUN TAK HOLDINGS LIMITED                                                                                  19,043
            241   SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE
                     COMMERCE                                                                                                20,231
          4,000   SINGAPORE LAND LIMITED                                                                                      8,703
         82,341   SINO LAND COMPANY                                                                                          63,345
        327,563   SM PRIME HOLDINGS INCORPORATED                                                                             48,386
         81,000   SOHO CHINA LIMITED                                                                                         24,863
         46,050   SP SETIA BHD                                                                                               40,189
         62,442   STEWART ENTERPRISES INCORPORATED                                                                          144,865
         60,781   STOCKLAND                                                                                                 104,106

                   176 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
REAL ESTATE (continued)
            360   SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                       $           8,870
         21,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                              200,927
         46,000   SUN HUNG KAI PROPERTIES LIMITED                                                                            356,785
          5,777   SUNLAND GROUP LIMITED                                                                                        1,229
            600   SURUGA CORPORATION(a)                                                                                            0
            525   SWISS PRIME SITE AG+                                                                                        19,667
         52,507   TALAAT MOUSTAFA GROUP+                                                                                      24,008
         21,370   THE ST. JOE COMPANY<<+                                                                                     392,994
         23,399   TIAN AN CHINA INVESTMENT                                                                                     5,197
         11,023   TISHMAN SPEYER OFFICE FUND                                                                                     518
          4,500   TOC COMPANY LIMITED                                                                                         15,717
         21,000   TOKYU LAND CORPORATION                                                                                      47,149
          4,500   TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                                 1,815
          2,113   UNIBAIL                                                                                                    265,264
         40,000   UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                                   30,595
         24,000   UNITED OVERSEAS LAND LIMITED                                                                                25,706
              8   UNITED URBAN INVESTMENT CORPORATION                                                                         28,658
          4,800   URBAN CORPORATION(a)                                                                                             0
         52,951   VALAD PROPERTY GROUP                                                                                         1,063
            384   VASTNED RETAIL NV                                                                                           16,917
         92,774   WESTFIELD GROUP                                                                                            622,139
         40,000   WHEELOCK & COMPANY                                                                                          66,876
         10,000   WHEELOCK PROPERTIES (SINGAPORE) LIMITED                                                                      5,857
         20,000   WHEELOCK PROPERTIES LIMITED                                                                                  6,892
          7,000   WING TAI HOLDINGS LIMITED                                                                                    3,271
              2   ZEPHYR COMPANY LIMITED(a)                                                                                        0
                                                                                                                           9,289,759
                                                                                                                   -----------------
REAL ESTATE DEVELOPING & MANAGEMENT: 0.00%
         18,718   AMP NZ OFFICE TRUST                                                                                          8,587
            703   DEUTSCHE EUROSHOP AG                                                                                        18,472
                                                                                                                              27,059
                                                                                                                   -----------------
REAL ESTATE HOLDING COMPANY: 0.00%
         43,250   UEM LAND HOLDINGS BHD+                                                                                       8,691
                                                                                                                   -----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.36%
         41,000   ASCENDAS REIT                                                                                               32,839
         69,270   BRANDYWINE REALTY TRUST                                                                                    326,954
            341   CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                        2,772
         44,019   CAPITAMALL TRUST                                                                                            40,043
            234   COFINIMMO SA                                                                                                25,217
          1,553   CORIO NV                                                                                                    61,017
         13,713   FEDERAL REALTY INVESTMENT TRUST<<                                                                          564,016
              3   FUKUOKA REIT CORPORATION                                                                                    10,396
              3   HANKYU REIT INCORPORATED                                                                                    11,312
         45,797   HEALTHCARE REALTY TRUST INCORPORATED                                                                       663,599
             27   JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                   43,016
             19   JAPAN REAL ESTATE INVESTMENT CORPORATION                                                                   141,448
             16   JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                    51,791
         13,000   K-REIT ASIA                                                                                                  4,493
         57,993   LEXINGTON CORPORATE PROPERTIES TRUST                                                                       186,737
         23,000   MACQUARIE MEAG PRIME REIT                                                                                    6,881
              5   MORI HILLS REIT INVESTMENT CORPORATION                                                                      12,189
              4   MORI TRUST SOGO REIT INCORPORATED                                                                           27,580
             24   NIPPON BUILDING FUND INCORPORATED                                                                          194,107

                   Wells Fargo Advantage Master Portfolios 177


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
             12   NOMURA REAL ESTATE OFFICE FUND                                                                   $          60,575
         29,824   PENNSYLVANIA REIT                                                                                           90,963
          2,439   RIOCAN REIT                                                                                                 24,329
         89,339   SENIOR HOUSING PROPERTIES TRUST                                                                          1,127,458
         61,000   SUNTEC REIT                                                                                                 22,506
         89,185   THE LINK REIT                                                                                              169,273
              7   TOKYU REIT INCORPORATED                                                                                     36,603
              7   TOP REIT INCORPORATED                                                                                       22,757
            424   WERELDHAVE NV                                                                                               28,482
                                                                                                                           3,989,353
                                                                                                                   -----------------
RENTAL AUTO/EQUIPMENT: 0.01%
         38,722   UNITED RENTALS INCORPORATED+                                                                               156,824
                                                                                                                   -----------------
RETAIL: 0.00%
          1,764   JUMBO SA                                                                                                    10,580
                                                                                                                   -----------------
RETAIL DEPARTMENT STORES: 0.01%
          3,200   EDION CORPORATION                                                                                            7,953
         65,000   PARKSON RETAIL GROUP LIMITED                                                                                51,970
        188,400   ROBINSON DEPARTMENT STORE PCL                                                                               32,716
                                                                                                                              92,639
                                                                                                                   -----------------
RETAIL-GROCERY: 0.00%
          4,153   SUPER-SOL LIMITED                                                                                           12,333
                                                                                                                   -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.27%
         17,530   A SCHULMAN INCORPORATED                                                                                    250,504
          8,000   ACHILLES CORPORATION                                                                                        10,136
         38,063   AMCOR LIMITED                                                                                              105,573
          5,775   ANSELL LIMITED                                                                                              30,247
          3,000   BANDO CHEMICAL INDUSTRIES LIMITED                                                                            6,195
          7,323   BRIDGESTONE CORPORATION                                                                                    196,989
         97,298   CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                                  80,113
          3,504   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                    112,991
         44,157   COOPER TIRE & RUBBER COMPANY                                                                               200,914
         57,489   GOODYEAR TIRE & RUBBER COMPANY+                                                                            255,251
          7,920   HANKOOK TIRE COMPANY LIMITED                                                                                64,321
            320   HEXPOL AB+                                                                                                     682
         54,461   JARDEN CORPORATION+                                                                                        552,779
          6,000   KUREHA CORPORATION                                                                                          23,770
          3,000   MITSUBOSHI BELTING COMPANY LIMITED                                                                          11,898
         33,772   NAN KANG RUBBER TIRE COMPANY LIMITED                                                                        15,415
          4,000   NIPPON VALQUA INDUSTRIES LIMITED                                                                             6,790
            900   NITTA CORPORATION                                                                                           10,195
          4,000   OKAMOTO INDUSTRIES INCORPORATED                                                                             13,171
         38,000   SEALED AIR CORPORATION                                                                                     424,080
          1,000   TENMA CORPORATION                                                                                            9,124
          1,200   TOKAI RUBBER INDUSTRIES INCORPORATED                                                                         7,168
          9,000   TOYO TIRE & RUBBER COMPANY LIMITED                                                                          10,367
         36,000   TSRC CORPORATION                                                                                            26,066
            700   UPONOR OYJ                                                                                                   7,057
         17,353   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                  532,737
         15,000   YOKOHAMA RUBBER COMPANY LIMITED                                                                             50,970
                                                                                                                           3,015,503
                                                                                                                   -----------------

                   178 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
SCHOOLS: 0.00%
          9,288   ABC LEARNING CENTRES LIMITED(a)                                                                  $               0
         63,000   RAFFLES EDUCATION CORPORATION LIMITED                                                                       16,649
                                                                                                                              16,649
                                                                                                                   -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.54%
         14,619   ABERDEEN ASSET MANAGEMENT PLC                                                                               27,430
          2,180   AGF MANAGEMENT LIMITED                                                                                      13,726
          7,850   ALLCO FINANCE GROUP LIMITED(a)                                                                                   0
          9,088   AMERIPRISE FINANCIAL INCORPORATED                                                                          144,863
          1,647   AZIMUT HOLDING SPA                                                                                           8,174
         10,476   BABCOCK & BROWN LIMITED(a)                                                                                   1,474
          1,076   BLACKROCK INCORPORATED NEW YORK SHARES                                                                     104,168
        143,889   BMF BOVESPA SA+                                                                                            362,220
         20,100   BURSA MALAYSIA BHD                                                                                          26,869
          4,962   CABCHARGE AUSTRALIA LIMITED                                                                                 17,288
        112,990   CAPITAL SECURITIES CORPORATION                                                                              23,991
         51,390   CHARLES SCHWAB CORPORATION                                                                                 653,167
          3,897   CME GROUP INCORPORATED                                                                                     710,813
         13,730   CRITERIA CAIXACORP SA                                                                                       38,150
          8,490   DAEWOO SECURITIES COMPANY LIMITED                                                                           77,664
          4,822   DEUTSCHE BOERSE AG                                                                                         219,251
          1,056   DUNDEE CORPORATION CLASS A                                                                                   3,727
        329,426   E*TRADE FINANCIAL CORPORATION+<<                                                                           263,541
         23,958   FEDERATED INVESTORS INCORPORATED CLASS B                                                                   451,848
          8,840   FRANKLIN RESOURCES INCORPORATED                                                                            404,872
        637,960   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                   229,407
         17,443   GOLDMAN SACHS GROUP INCORPORATED                                                                         1,588,708
         54,818   GRUPO FINANCIERO BANORTE SA DE CV                                                                           57,733
         80,653   GRUPO FINANCIERO INBURSA SA DE CV                                                                          154,898
          5,000   GUOCO GROUP LIMITED                                                                                         28,838
            820   HELLENIC EXCHANGES SA HOLDING                                                                                4,149
          4,156   HYUNDAI SECURITIES COMPANY                                                                                  24,685
          1,500   ICHIYOSHI SECURITIES COMPANY LIMITED                                                                         6,723
          2,900   IGM FINANCIAL INCORPORATED                                                                                  63,735
          8,280   INDIA INFOLINE LIMITED                                                                                       7,881
         16,750   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                    950,898
          1,769   INTERMEDIATE CAPITAL GROUP PLC                                                                               6,556
         90,504   INVESCO LIMITED                                                                                          1,034,461
         14,209   INVESTEC LIMITED                                                                                            42,147
         23,140   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                  450,536
          1,000   IWAI SECURITIES COMPANY LIMITED                                                                              6,685
          3,500   JAPAN SECURITIES FINANCE COMPANY LIMITED                                                                    11,142
         27,783   JEFFERIES GROUP INCORPORATED<<                                                                             274,774
         12,000   KIM ENG HOLDINGS LIMITED                                                                                     9,000
         86,600   KIM ENG SECURITIES THAILAND PCL                                                                             17,109
          4,103   KINNEVIK INVESTMENT AB                                                                                      29,619
         70,668   KNIGHT CAPITAL GROUP INCORPORATED+                                                                       1,243,050
         40,063   LAZARD LIMITED                                                                                             972,730
         34,500   LEGG MASON INCORPORATED                                                                                    442,635
         48,561   MACQUARIE AIRPORTS GROUP                                                                                    47,126
          2,000   MARUSAN SECURITIES COMPANY LIMITED                                                                           7,971
         61,000   MASTERLINK SECURITIES CORPORATION                                                                           11,079
         73,005   MF GLOBAL LIMITED+<<                                                                                       316,842
          1,776   MIRAE ASSET SECURITIES COMPANY LIMITED                                                                      64,662
          3,000   MITO SECURITIES COMPANY LIMITED                                                                              6,488
         12,000   MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                                  9,181
         42,252   MORGAN STANLEY                                                                                             825,604

                   Wells Fargo Advantage Master Portfolios 179


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
         36,877   NASDAQ STOCK MARKET INCORPORATED+                                                                $         770,729
         54,000   NOMURA HOLDINGS INCORPORATED                                                                               223,116
         30,500   NOMURA HOLDINGS INCORPORATED ADR<<                                                                         124,745
            137   NYSE EURONEXT INCORPORATED                                                                                   2,271
          7,000   OKASAN HOLDINGS INCORPORATED                                                                                23,072
         24,255   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                        239,397
             12   PACIFIC MANAGEMENT CORPORATION                                                                                 520
            276   PARTNERS GROUP                                                                                              14,979
         10,254   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                      225,485
          4,384   PLATINUM ASSET MANAGEMENT LIMITED                                                                            8,712
        142,828   POLARIS SECURITIES COMPANY LIMITED                                                                          41,189
        100,000   POLYTEC ASSET HOLDINGS LIMITED                                                                               4,736
         82,250   PRESIDENT SECURITIES CORPORATION                                                                            21,320
            710   RATHBONE BROTHERS                                                                                            7,712
         24,128   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                                     336,827
          8,017   RELIANCE CAPITAL LIMITED                                                                                    54,326
        150,000   REXCAPITAL FINANCIAL HOLDINGS LIMITED+                                                                       5,626
              4   RISA PARTNERS INCORPORATED                                                                                   1,005
          4,347   SAMSUNG SECURITIES COMPANY LIMITED                                                                         147,033
          1,063   SCHRODERS PLC                                                                                                9,814
         21,000   SHINKO SECURITIES COMPANY LIMITED                                                                           37,419
         54,300   SUMITOMO CORPORATION                                                                                       453,373
         20,458   SWS GROUP INCORPORATED                                                                                     277,615
         14,536   T. ROWE PRICE GROUP INCORPORATED<<                                                                         330,549
         56,800   TA ENTERPRISES BHD                                                                                           9,216
         13,136   TD AMERITRADE HOLDING CORPORATION+                                                                         155,924
          7,124   TONG YANG INVESTMENT BANK                                                                                   25,729
          1,767   TSX GROUP INCORPORATED                                                                                      42,946
         74,881   UBS AG                                                                                                     701,181
         11,000   UOB-KAY HIAN HOLDINGS LIMITED                                                                                6,285
            189   VAN LANSCHOT NV                                                                                              9,341
         19,027   WADDELL & REED FINANCIAL INCORPORATED                                                                      268,661
          9,710   WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                               84,748
          7,000   YAMANASHI CHOU BANK LIMITED                                                                                 36,211
                                                                                                                          17,202,100
                                                                                                                   -----------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.05%
         48,881   APPLIED MICRO CIRCUITS CORPORATION+                                                                        176,460
         10,665   ASML HOLDING NV                                                                                            161,993
         12,623   CABOT MICROELECTRONICS CORPORATION+                                                                        259,781
          2,200   CSR PLC+                                                                                                     6,212
                                                                                                                             604,446
                                                                                                                   -----------------
SEMICONDUCTORS: 0.22%
        240,471   SILICONWARE PRECISION INDUSTRIES COMPANY                                                                   203,222
      1,693,120   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                       2,138,656
        606,302   UNITED MICROELECTRONICS CORPORATION                                                                        133,685
                                                                                                                           2,475,563
                                                                                                                   -----------------
SOCIAL SERVICES: 0.04%
          6,762   ABERTIS INFRAESTRUCTURAS SA                                                                                 93,371
          7,874   ATLANTIA SPA                                                                                               102,347
          7,351   BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                          42,998
         28,201   G4S PLC                                                                                                     74,548
         51,188   TRANSURBAN GROUP                                                                                           144,188
                                                                                                                             457,452
                                                                                                                   -----------------

                   180 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
STEEL PRODUCERS, PRODUCTS: 0.01%
            913   SALZGITTER AG                                                                                    $          56,161
                                                                                                                   -----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.44%
         11,807   ADELAIDE BRIGHTON LIMITED                                                                                   12,832
         93,738   AMBUJA CEMENTS LIMITED                                                                                     115,502
        155,170   ASIA CEMENT CORPORATION                                                                                    114,560
          8,382   ASSOCIATED CEMENT COMPANIES LIMITED                                                                         87,451
         26,934   BORAL LIMITED                                                                                               47,988
          1,819   BRICKWORKS LIMITED                                                                                          11,671
          3,000   BUNKA SHUTTER COMPANY LIMITED                                                                                8,972
          1,499   BUZZI UNICEM SPA                                                                                            13,953
         11,173   CEMENTOS BIO-BIO SA(a)                                                                                      14,603
          2,855   CEMENTOS LIMA SA(a)                                                                                         19,025
        644,626   CEMEX SAB DE CV                                                                                            347,074
         29,980   CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                               16,802
            800   CHOFU SEISAKUSHO COMPANY LIMITED                                                                            15,699
            116   CIMENTS FRANCAIS SA                                                                                          7,992
          6,505   CIMPOR CIMENTOS DE PORTUGAL SA                                                                              25,269
          5,200   CLEANUP CORPORATION                                                                                         23,718
          9,571   COMPAGNIE DE SAINT-GOBAIN                                                                                  218,334
         89,676   CORNING INCORPORATED                                                                                       946,082
         13,505   CRH PLC                                                                                                    277,356
        101,100   DYNASTY CERAMIC PCL                                                                                         34,452
         22,399   EAGLE MATERIALS INCORPORATED<<                                                                             427,149
             27   FORBO HOLDING AG                                                                                             3,807
          3,000   FUJITEC COMPANY LIMITED                                                                                     10,066
            641   GERRESHEIMER AG                                                                                             13,442
         60,344   GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                          16,030
            273   HEIDELBERGCEMENT AG                                                                                          7,212
            659   IMERYS SA                                                                                                   21,879
         14,879   INDIA CEMENTS LIMITED                                                                                       28,093
         79,500   INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                          27,174
            888   ITALCEMENTI SPA                                                                                              7,914
          2,435   ITALCEMENTI SPA RNC                                                                                         12,748
         16,454   JAMES HARDIE INDUSTRIES NV                                                                                  34,327
         33,000   K WAH INTERNATIONAL HOLDINGS LIMITED                                                                         3,906
         30,270   LAFARGE MALAYAN CEMENT BHD                                                                                  32,516
          3,239   LAFARGE SA                                                                                                 138,780
          7,300   MADRAS CEMENTS LIMITED                                                                                       8,407
          3,000   NICHIAS CORPORATION                                                                                          6,123
          2,000   NIHON YAMAMURA GLASS COMPANY LIMITED                                                                         4,273
         20,931   OWENS CORNING INCORPORATED+                                                                                174,774
         41,617   OWENS-ILLINOIS INCORPORATED+                                                                               641,734
          5,000   PANAHOME CORPORATION                                                                                        26,027
         41,185   PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                   120,636
         14,179   REXAM PLC                                                                                                   52,749
            250   SA DES CIMENTS VICAT                                                                                         9,397
         12,000   SANKYO-TATEYAMA HOLDINGS INCORPORATED                                                                        7,428
        104,500   SEMEN GRESIK PERSERO TBK PT                                                                                 30,089
         20,000   SIAM CEMENT PCL                                                                                             54,900
          4,800   SIAM CITY                                                                                                   17,696
          2,155   SIG PLC                                                                                                      3,951
             51   SIKA AG                                                                                                     34,638
          4,510   SUEZ CEMENT COMPANY                                                                                         14,357
         18,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                       38,494
         40,000   TAIHEIYO CEMENT CORPORATION                                                                                 56,661

                   Wells Fargo Advantage Master Portfolios 181


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
        250,854   TAIWAN CEMENT CORPORATION                                                                        $         185,687
        100,490   TAIWAN GLASS INDUSTRIAL CORPORATION                                                                         47,246
          6,000   TAKARA STANDARD COMPANY LIMITED                                                                             34,291
          5,677   TATA CHEMICALS LIMITED                                                                                      13,495
            960   TITAN CEMENT COMPANY SA                                                                                     16,910
          8,600   TOYO SEIKAN KAISHA LIMITED                                                                                 109,051
          3,390   ULTRA TECH CEMENT LIMITED                                                                                   30,687
        123,083   UNITED TRACTORS TBK PT                                                                                      54,128
        331,800   VANACHAI GROUP PCL                                                                                          12,615
                                                                                                                           4,950,822
                                                                                                                   -----------------
TELECOMMUNICATIONS: 0.04%
         10,500   BRASIL TELECOM PARTICIPACOES SA                                                                             65,861
          3,084   FIRST QUANTUM MINERALS LIMITED                                                                              81,403
          1,224   HOT TELECOMMUNICATION SYSTEM LIMITED+                                                                        7,788
         58,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                         13,426
         24,600   RELIANCE COMMUNICATIONS LIMITED                                                                             73,688
          1,144   TECH MAHINDRA LIMITED                                                                                        5,460
         81,100   TOTAL ACCESS COMMUNICATION PCL                                                                              66,546
         34,628   TURK TELEKOMUNIKASYON AS+                                                                                   79,232
                                                                                                                             393,404
                                                                                                                   -----------------
TEXTILE MILL PRODUCTS: 0.14%
          5,004   ADITYA BIRLA NUVO LIMITED                                                                                   39,942
         19,709   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                   169,497
          8,000   ATSUGI COMPANY LIMITED                                                                                      10,620
          5,917   CENTURY TEXTILE & INDUSTRIES LIMITED                                                                        20,371
         86,000   CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                                3,219
          6,000   DAIWABO COMPANY LIMITED                                                                                     13,440
        254,272   FAR EASTERN TEXTILE COMPANY LIMITED                                                                        150,281
         64,000   FORMOSA TAFFETA COMPANY LIMITED                                                                             29,227
          2,737   GILDAN ACTIVEWEAR INCORPORATED+                                                                             20,352
         27,433   INTERFACE INCORPORATED                                                                                      61,176
          8,000   KURABO INDUSTRIES LIMITED                                                                                   10,776
         15,500   KURARAY COMPANY LIMITED                                                                                    114,016
            406   LAKSHMI MACHINE WORKS LIMITED                                                                                3,531
         21,000   MITSUBISHI RAYON COMPANY LIMITED                                                                            38,089
         13,317   MOHAWK INDUSTRIES INCORPORATED+<<                                                                          300,831
          7,000   NISSHINBO INDUSTRIES INCORPORATED                                                                           49,956
          9,000   NITTO BOSEKI COMPANY LIMITED                                                                                13,371
          1,360   NYRSTAR                                                                                                      4,158
          2,100   SEIREN COMPANY LIMITED                                                                                       9,576
          6,280   SPOTLESS GROUP LIMITED                                                                                       6,264
         62,000   TAINAN SPINNING COMPANY LIMITED                                                                             10,553
         41,000   TEIJIN LIMITED                                                                                              71,017
         22,000   TEXWINCA HOLDINGS LIMITED                                                                                    9,625
         61,000   TORAY INDUSTRIES INCORPORATED                                                                              231,172
         40,000   TOYOBO COMPANY LIMITED                                                                                      53,798
         17,000   UNITIKA                                                                                                     10,487
        298,300   UNIVERSAL ROBINA CORPORATION                                                                                44,845
                                                                                                                           1,500,190
                                                                                                                   -----------------
TOBACCO PRODUCTS: 0.86%
         89,910   ALTRIA GROUP INCORPORATED                                                                                1,388,210
         14,000   AMVIG HOLDINGS LIMITED                                                                                       7,646

                   182 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
TOBACCO PRODUCTS (continued)
          8,700   BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                            $         104,887
         62,140   BRITISH AMERICAN TOBACCO PLC                                                                             1,585,157
            518   EASTERN TOBACCO                                                                                             13,598
          4,197   FILTRONA PLC                                                                                                 6,872
         45,000   HUABAO INTERNATIONAL HOLDINGS LIMITED                                                                       32,513
         25,881   IMPERIAL TOBACCO GROUP PLC                                                                                 619,642
        169,564   ITC LIMITED                                                                                                599,501
            217   JAPAN TOBACCO INCORPORATED                                                                                 517,599
          9,412   LORILLARD INCORPORATED                                                                                     550,037
         88,356   PHILIP MORRIS INTERNATIONAL                                                                              2,957,275
         68,500   PT GUDANG GARAM TBK                                                                                         29,487
          7,093   REYNOLDS AMERICAN INCORPORATED                                                                             238,183
          5,500   SOUZA CRUZ SA                                                                                              110,396
          6,500   SWEDISH MATCH AB                                                                                            84,959
        739,500   TELEKOMUNIKASI INDONESIA TBK PT                                                                            389,191
         13,089   UNIVERSAL CORPORATION                                                                                      376,178
                                                                                                                           9,611,331
                                                                                                                   -----------------
TRANSPORTATION: 0.00%
         13,204   ESSAR SHIPPING PORTS & LOGISTICS LIMITED                                                                     7,226
                                                                                                                   -----------------
TRANSPORTATION BY AIR: 0.54%
             30   ACE AVIATION HOLDINGS INCORPORATED+                                                                            151
            638   AEROPORTS DE PARIS                                                                                          30,529
        166,000   AIR CHINA                                                                                                   44,145
          4,507   AIR FRANCE-KLM                                                                                              40,951
         87,300   AIRASIA BHD+                                                                                                22,610
         53,200   AIRPORTS OF THAILAND PCL                                                                                    23,559
         32,900   ALITALIA SPA(a)+                                                                                            14,598
         27,000   ALL NIPPON AIRWAYS COMPANY LIMITED                                                                          96,325
        217,455   AMR CORPORATION<<+                                                                                         889,391
          4,155   ARRIVA PLC                                                                                                  25,641
         91,498   BAE SYSTEMS PLC                                                                                            483,061
          4,900   BOMBARDIER INCORPORATED                                                                                     11,593
         11,756   BRITISH AIRWAYS PLC+                                                                                        22,820
         41,000   CATHAY PACIFIC AIRWAYS LIMITED                                                                              42,517
        134,582   CHINA AIRLINES                                                                                              24,464
         24,078   COBHAM PLC                                                                                                  66,088
        157,325   DELTA AIR LINES INCORPORATED+                                                                              791,345
          5,203   DEUTSCHE LUFTHANSA AG                                                                                       56,548
          2,133   EASYJET PLC+                                                                                                 9,355
          1,785   ELBIT SYSTEMS LIMITED                                                                                       76,928
          8,418   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                                122,219
        187,000   EVA AIRWAYS CORPORATION+                                                                                    33,428
         12,700   FEDEX CORPORATION                                                                                          548,767
          9,625   FINMECCANICA SPA                                                                                           122,655
             52   FLUGHAFEN ZUERICH AG                                                                                        10,920
         13,369   IBERIA LINEAS AEREAS DE ESPANA SA                                                                           30,647
         41,000   JAPAN AIRLINES CORPORATION                                                                                  77,696
             63   JAZZ AIR INCOME FUND                                                                                           208
        141,501   JETBLUE AIRWAYS CORPORATION+<<                                                                             539,119
            740   KLOECKNER & COMPANY                                                                                          8,359
          2,420   KOREAN AIR LINES COMPANY LIMITED                                                                            47,732
          9,885   LAN AIRLINES SA                                                                                             82,651
         23,067   MALAYSIAN AIRLINE SYSTEM BHD                                                                                16,591
         16,312   MEGGITT PLC                                                                                                 29,042

                   Wells Fargo Advantage Master Portfolios 183


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
TRANSPORTATION BY AIR (continued)
         41,020   QANTAS AIRWAYS LIMITED                                                                           $          40,516
          5,200   RYANAIR HOLDINGS PLC ADR+<<                                                                                123,968
          1,500   SAS AB+                                                                                                      4,277
         44,644   SKYWEST INCORPORATED                                                                                       457,155
         39,900   SOUTHWEST AIRLINES COMPANY                                                                                 235,011
          4,400   TAV HAVALIMANLARI (NEW)+                                                                                     6,936
          8,860   TAV HAVALIMANLARI HOLDING AS+                                                                               14,392
         76,300   THAI AIRWAYS INTERNATIONAL PCL                                                                              16,027
          2,152   THALES SA                                                                                                   86,379
          2,957   TUI AG                                                                                                      16,404
          3,565   TURK HAVA YOLLARI ANONIM ORTAKLIGI+                                                                         11,736
        100,368   UAL CORPORATION+<<                                                                                         492,807
         25,119   VIRGIN BLUE HOLDINGS LIMITED                                                                                 3,768
          1,900   WESTJET AIRLINES LIMITED+                                                                                   18,967
          1,011   ZODIAC SA                                                                                                   30,467
                                                                                                                           6,001,463
                                                                                                                   -----------------
TRANSPORTATION EQUIPMENT: 1.88%
        123,000   AAPICO HITECH PCL                                                                                           11,001
         20,872   AAR CORPORATION<<+                                                                                         275,928
          8,300   AISIN SEIKI COMPANY LIMITED                                                                                128,740
          2,600   AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                                      13,102
          5,547   AMTEK AUTO LIMITED                                                                                           9,327
         51,117   ARVIN INDUSTRIES INCORPORATED<<                                                                             32,204
          9,293   ASHTEAD GROUP PLC                                                                                            4,518
         10,417   BAJAJ AUTO                                                                                                 108,260
          8,363   BAJAJ FINSERV                                                                                               25,264
          1,071   BAYERISCHE MOTOREN WERKE AG                                                                                 16,019
          4,521   BBA AVIATION PLC                                                                                             4,492
         37,618   BOEING COMPANY<<                                                                                         1,182,710
         32,280   BOMBARDIER INCORPORATED CLASS B                                                                             75,105
         65,658   BRUNSWICK CORPORATION                                                                                      202,883
          5,800   CAE INCORPORATED                                                                                            30,181
          7,000   CALSONIC KANSEI CORPORATION                                                                                  5,727
         30,150   CHINA MOTOR COMPANY LIMITED                                                                                  9,698
             24   CHONGQING CHANGAN AUTOMOBILE COMPANY LIMITED(a)                                                                  8
         27,257   CLARCOR INCORPORATED                                                                                       718,495
             45   CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                               12,192
         10,000   DAIHATSU MOTOR COMPANY LIMITED                                                                              75,818
         22,755   DAIMLERCHRYSLER AG                                                                                         511,491
         23,300   DENSO CORPORATION                                                                                          442,384
        200,000   DENWAY MOTORS LIMITED                                                                                       59,202
         94,900   DRB-HICOM BHD                                                                                               18,625
          1,300   EXEDY CORPORATION                                                                                           16,626
          1,100   FCC COMPANY LIMITED                                                                                         11,223
         17,898   FIAT SPA (COMMON)                                                                                           80,048
          1,014   FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)                                                                    3,204
          1,069   FIAT SPA (PREFERRED)                                                                                         2,761
        126,579   FORD MOTOR COMPANY<<+                                                                                      253,158
          1,900   FUTABA INDUSTRIAL COMPANY LIMITED                                                                            5,402
        124,302   GENERAL MOTORS CORPORATION<<                                                                               279,680
         39,779   GENUINE PARTS COMPANY                                                                                    1,119,381
            115   GEORG FISCHER AG                                                                                            13,406
         14,386   GKN PLC                                                                                                     15,506
         28,559   GOODRICH CORPORATION                                                                                       946,445
         17,502   GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                          187,271

                   184 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   --------------------------------------------------------------                                   ----------------
TRANSPORTATION EQUIPMENT (continued)
            899   GUD HOLDINGS LIMITED                                                                             $           2,863
         57,900   HARLEY-DAVIDSON INCORPORATED<<                                                                             584,790
         19,022   HARSCO CORPORATION                                                                                         392,995
          6,935   HERO HONDA MOTORS LIMITED                                                                                  124,741
         16,000   HINO MOTORS LIMITED                                                                                         29,372
         82,500   HONDA MOTOR COMPANY LIMITED                                                                              1,972,806
             25   HONDA MOTOR COMPANY LIMITED ADR                                                                                591
         29,064   HONEYWELL INTERNATIONAL INCORPORATED                                                                       779,787
            837   HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                       63,693
          4,950   HYUNDAI MOBIS                                                                                              237,701
         10,881   HYUNDAI MOTOR COMPANY LIMITED                                                                              340,599
         55,000   ISUZU MOTORS LIMITED                                                                                        53,367
         41,984   ITT CORPORATION                                                                                          1,568,102
          2,000   JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                                  7,678
         24,586   JOHNSON CONTROLS INCORPORATED                                                                              279,789
          9,600   JTEKT CORPORATION                                                                                           50,930
          1,200   KANTO AUTO WORKS LIMITED                                                                                    10,140
          5,000   KAYABA INDUSTRY COMPANY LIMITED                                                                              6,595
          2,100   KEIHIN CORPORATION                                                                                          20,015
         18,360   KIA MOTORS CORPORATION                                                                                      79,035
         77,870   KING YUAN ELECTRONICS COMPANY LIMITED                                                                       16,523
          5,000   KOITO MANUFACTURING COMPANY LIMITED                                                                         30,967
         52,710   LEAR CORPORATION+                                                                                           31,626
            924   LINAMAR CORPORATION                                                                                          2,426
         18,294   LOCKHEED MARTIN CORPORATION                                                                              1,154,534
          2,800   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                    71,838
         10,072   MAHINDRA & MAHINDRA LIMITED                                                                                 62,245
          7,876   MARUTI SUZUKI INDIA LIMITED                                                                                102,789
         39,000   MAZDA MOTOR CORPORATION                                                                                     49,273
        169,000   MITSUBISHI MOTORS CORPORATION+                                                                             196,156
         36,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                           52,028
          1,003   MTU AERO ENGINES HOLDINGS                                                                                   25,808
            800   MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                                                    7,800
          8,000   NGK SPARK PLUG COMPANY LIMITED                                                                              61,903
         10,000   NHK SPRING COMPANY LIMITED                                                                                  33,814
          1,700   NIFCO INCORPORATED                                                                                          15,504
          2,000   NIPPON SEIKI COMPANY LIMITED                                                                                10,567
          6,000   NIPPON SHARYO LIMITED                                                                                       18,094
          6,000   NISSAN SHATAI COMPANY LIMITED                                                                               34,333
          1,700   NISSIN KOGYO COMPANY LIMITED                                                                                15,547
          5,400   NOK CORPORATION                                                                                             38,752
          2,550   NOKIAN RENKAAT OYJ                                                                                          30,036
         13,378   NORTHROP GRUMMAN CORPORATION                                                                               499,802
         23,600   ORIENTAL HOLDINGS BHD                                                                                       29,800
         58,035   OSHKOSH TRUCK CORPORATION                                                                                  363,299
         15,100   PACCAR INCORPORATED                                                                                        378,557
         51,131   PIRELLI & COMPANY SPA                                                                                       10,975
          1,974   PORSCHE AG                                                                                                  80,568
          4,000   PRESS KOGYO COMPANY LIMITED                                                                                  3,169
          1,900   PROSAFE PRODUCTION PUBLIC LIMITED+                                                                           3,084
         12,700   PROTON HOLDINGS BHD                                                                                          6,022
          4,549   RENAULT SA                                                                                                  65,320
          4,000   RIKEN CORPORATION                                                                                            7,521
            800   SAAB AB                                                                                                      5,508
          4,000   SANDEN CORPORATION                                                                                           4,811
         36,758   SANYANG INDUSTRIAL COMPANY LIMITED                                                                           6,645

                   Wells Fargo Advantage Master Portfolios 185


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
TRANSPORTATION EQUIPMENT (continued)
          8,320   SCANIA AB CLASS B                                                                                $         58,645
         27,200   SEMBCORP MARINE LIMITED                                                                                    24,132
         11,000   SHINMAYWA INDUSTRIES LIMITED                                                                               22,277
          1,800   SHOWA CORPORATION                                                                                           5,264
         62,500   SINOTRUK HONG KONG LIMITED                                                                                 38,234
         54,897   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+<<                                                               544,578
          2,449   STX SHIPBUILDING COMPANY LIMITED                                                                           18,768
          8,100   SUMITOMO RUBBER INDUSTRIES                                                                                 51,144
         19,200   SUZUKI MOTOR CORPORATION                                                                                  299,265
            700   TACHI-S COMPANY LIMITED                                                                                     3,196
            900   TAKATA CORPORATION                                                                                          5,651
          4,726   TATA MOTORS LIMITED                                                                                        13,390
         10,088   TATA MOTORS LIMITED ADR<<                                                                                  35,409
          9,200   TEXTRON INCORPORATED                                                                                       51,980
         13,600   THAI STANLEY ELECTRIC PCL                                                                                  18,303
         28,316   THOR INDUSTRIES INCORPORATED<<                                                                            303,264
          4,538   TOFAS TURK OTOMOBIL FABRIKASI AS                                                                            3,286
          3,200   TOYODA GOSEI COMPANY LIMITED                                                                               43,272
          1,500   TOYOTA AUTO BODY COMPANY LIMITED                                                                           20,255
          4,300   TOYOTA BOSHOKU CORPORATION                                                                                 41,159
          9,700   TOYOTA INDUSTRIES CORPORATION                                                                             206,690
         17,765   TRINITY INDUSTRIES INCORPORATED<<                                                                         131,106
         40,792   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                                      102,388
          1,200   TS TECH COMPANY LIMITED                                                                                     7,804
         46,800   UMW HOLDINGS BHD                                                                                           68,569
          1,133   VALEO SA                                                                                                   14,030
          2,801   VOLKSWAGEN AG                                                                                             667,446
         10,500   VOLVO AB CLASS A                                                                                           44,961
         24,280   VOLVO AB CLASS B                                                                                          101,538
            158   VOSSLOH AG                                                                                                 14,773
         25,982   WABTEC CORPORATION                                                                                        695,278
         20,274   WINNEBAGO INDUSTRIES INCORPORATED<<                                                                        82,110
         20,000   XINYI GLASS HOLDING COMPANY LIMITED                                                                         6,768
         10,200   YAMAHA MOTOR COMPANY LIMITED                                                                               86,900
        107,416   YANG MING MARINE TRANSPORT                                                                                 27,170
         60,929   YUE LOONG MOTOR                                                                                            24,963
                                                                                                                         20,924,684
                                                                                                                   ----------------
TRANSPORTATION SERVICES: 0.53%
         26,232   ASCIANO GROUP                                                                                               7,279
         48,400   BANGKOK EXPRESSWAY PCL                                                                                     21,051
        104,000   BERLIAN LAJU TANKER                                                                                         4,287
            394   CARGOTEC CORPORATION                                                                                        3,639
         39,400   CH ROBINSON WORLDWIDE INCORPORATED                                                                      1,630,372
         28,000   CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY LIMITED                                              35,905
          4,728   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                    22,239
         77,000   COMFORTDELGRO CORPORATION LIMITED                                                                          64,417
          1,187   DELEK AUTOMOTIVE SYSTEMS LIMITED                                                                            5,341
         20,790   DEUTSCHE POST AG                                                                                          197,847
         46,089   EXPEDIA INCORPORATED+<<                                                                                   367,329
         49,356   EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                        1,359,758
         11,135   FIRSTGROUP PLC                                                                                             42,532
          5,090   FREIGHTWAYS LIMITED                                                                                         7,481
         33,362   GATX CORPORATION                                                                                          609,524
            551   GLOVIS COMPANY LIMITED                                                                                     19,108
            462   GO-AHEAD GROUP PLC                                                                                          6,022

                   186 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
TRANSPORTATION SERVICES (continued)
         11,000   GOODPACK LIMITED                                                                                 $          5,173
            348   HAMBURGER HAFEN UND LOGISTIK AG                                                                             7,860
         32,002   HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                       101,126
         13,000   KAMIGUMI COMPANY LIMITED                                                                                   83,295
            700   KINTETSU WORLD EXPRESS INCORPORATED                                                                        12,673
            780   KONINKLIJKE VOPAK NV                                                                                       25,790
            834   KOREA EXPRESS COMPANY LIMITED+                                                                             51,443
          1,182   KUEHNE & NAGEL INTERNATIONAL AG                                                                            56,701
          3,000   MARUZEN SHOWA UNYU COMPANY LIMITED                                                                          8,758
          2,184   NATIONAL EXPRESS GROUP PLC                                                                                  7,278
            782   OESTERREICHISCHE POST AG                                                                                   25,413
         25,910   PACER INTERNATIONAL INCORPORATED                                                                           75,916
            295   PANALPINA WELTTRANSPORT HOLDINGS AG                                                                        10,544
         41,000   POS MALAYSIA & SERVICES HOLDINGS BHD                                                                       22,386
          1,684   SBS TRANSIT LIMITED                                                                                         1,793
          4,000   SENKO COMPANY LIMITED                                                                                      12,574
         22,200   SINGAPORE AIRLINES LIMITED                                                                                144,650
         50,000   SINGAPORE POST LIMITED                                                                                     24,766
        101,500   SINOTRANS SHIPPING LIMITED+                                                                                22,130
         29,000   SMRT CORPORATION LIMITED                                                                                   29,750
            299   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                                    16,146
         10,984   STAGECOACH GROUP PLC                                                                                       18,065
          9,613   THE GREAT EASTERN SHIPPING COMPANY LIMITED                                                                 31,213
          7,473   THOMAS COOK GROUP PLC                                                                                      22,707
          9,344   TNT NV                                                                                                    133,774
          1,735   TOGNUM AG                                                                                                  17,484
         45,000   TOKYU CORPORATION                                                                                         175,329
         25,574   TOLL HOLDINGS LIMITED                                                                                      86,266
          7,600   TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                   19,270
         20,000   YAMATO HOLDINGS COMPANY LIMITED                                                                           195,762
                                                                                                                          5,850,166
                                                                                                                   ----------------
UTILITY - ELECTRIC: 0.06%
         27,710   KB FINANCIAL GROUP INCORPORATED+                                                                          531,269
         26,606   KSK ENERGY VENTURES LIMITED+                                                                               87,082
         22,684   RELIANCE POWER LIMITED+                                                                                    43,365
         11,792   TORRENT POWER LIMITED                                                                                      16,560
                                                                                                                            678,276
                                                                                                                   ----------------
WASTE MANAGEMENT: 0.00%
          1,197   BFI CANADA LIMITED                                                                                          8,844
                                                                                                                   ----------------
WATER TRANSPORTATION: 0.32%
             17   A.P. MOLLER-MAERSK A/S                                                                                     79,992
         29,462   AMERICAN COMMERCIAL LINES INCORPORATED+<<                                                                  98,403
         17,800   CARNIVAL CORPORATION<<                                                                                    348,168
          3,513   CARNIVAL PLC                                                                                               71,192
         45,650   CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                      6,286
          6,000   CHINESE MARITIME TRANSPORT LIMITED                                                                         11,086
         30,915   CIA SUDAMERICANA DE VAPORES SA                                                                             21,239
            227   COMPAGNIE MARITIME BELGE SA                                                                                 4,009
         28,000   COSCO CORPORATION SINGAPORE LIMITED                                                                        12,819
        189,000   COSCO HOLDINGS                                                                                            100,541
            340   D S NORDEN                                                                                                 11,114
          4,000   DAIICHI CHUO KISEN KAISHA                                                                                   8,135
            524   DS TORM AS                                                                                                  4,643

                   Wells Fargo Advantage Master Portfolios 187


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
WATER TRANSPORTATION (continued)
        220,000   EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                    $         82,627
         30,000   EZRA HOLDINGS LIMITED                                                                                       9,793
            578   FORTH PORTS PLC                                                                                             6,637
         35,831   GENERAL MARITIME CORPORATION<<                                                                            329,645
          5,670   HANJIN SHIPPING COMPANY LIMITED                                                                            55,750
          4,350   HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                                    65,532
          4,200   IINO KAIUN KAISHA LIMITED                                                                                  22,504
        134,600   INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                         28,615
          1,100   INUI STEAMSHIP COMPANY LIMITED                                                                              6,480
         61,000   JAYA HOLDINGS LIMITED                                                                                       9,847
         27,000   KAWASAKI KISEN KAISHA LIMITED                                                                              84,882
         12,150   KIRBY CORPORATION<<+                                                                                      267,786
            300   KOREA LINE CORPORATION                                                                                     10,298
         14,000   MALAYSIAN BULK CARRIERS BHD                                                                                10,705
         76,200   MISC BHD                                                                                                  175,233
         51,000   MITSUI OSK LINES LIMITED                                                                                  258,503
         16,000   NEPTUNE ORIENT LINES LIMITED                                                                               12,264
         55,000   NIPPON YUSEN KABUSHIKI KAISHA                                                                             226,884
          4,000   NISSIN CORPORATION                                                                                          8,733
          7,000   ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                      15,933
         17,729   OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                                   455,990
         69,000   PACIFIC BASIN SHIPPING LIMITED                                                                             31,448
         17,127   PETRONET LNG LIMITED                                                                                       11,216
          2,269   PORT OF TAURANGA LIMITED                                                                                    6,114
         14,200   PRECIOUS SHIPPING PCL                                                                                       4,122
         73,800   REGIONAL CONTAINER LINES PCL                                                                               12,147
         32,172   ROYAL CARIBBEAN CRUISES LIMITED<<                                                                         193,032
            266   SCHMITT INDUSTRIES INCORPORATED                                                                            11,365
         10,900   SCOMI MARINE BHD                                                                                              919
          2,000   SHINWA KAIUN KAISHA LIMITED                                                                                 4,796
         35,800   SINCERE NAVIGATION CORPORATION                                                                             25,841
          3,000   STX PAN OCEAN COMPANY LIMITED                                                                              15,586
         20,000   TAIWAN NAVIGATION COMPANY LIMITED                                                                          22,134
         10,150   TEEKAY CORPORATION<<                                                                                      160,269
         81,840   THORESEN THAI AGENCIES PCL                                                                                 30,683
         42,000   U-MING TRANSPORT CORPORATION                                                                               53,178
                                                                                                                          3,505,118
                                                                                                                   ----------------
WHOLESALE - SPECIAL LINE: 0.00%
            500   NICHIDEN CORPORATION                                                                                       13,504
                                                                                                                   ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.17%
         16,299   AIRGAS INCORPORATED                                                                                       501,846
         25,072   ALFA SA DE CV                                                                                              35,065
          1,800   ALFRESA HOLDINGS CORPORATION                                                                               70,110
         17,194   BROWN-FORMAN CORPORATION CLASS B                                                                          738,998
         15,700   CARDINAL HEALTH INCORPORATED                                                                              509,465
         38,300   DEAN FOODS COMPANY+<<                                                                                     783,235
            131   EMS-CHEMIE HOLDINGS AG                                                                                      9,582
         29,769   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                             565,016
         49,000   ESPRIT HOLDINGS LIMITED                                                                                   263,886
         35,790   FRESH DEL MONTE PRODUCE INCORPORATED<<+                                                                   672,136
            110   GALENICA AG                                                                                                30,861
         21,072   HENRY SCHEIN INCORPORATED+<<                                                                              772,921
         14,401   HERBALIFE LIMITED                                                                                         196,430
          2,500   HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                      30,678

                   188 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
WHOLESALE TRADE NON-DURABLE GOODS (continued)
          7,223   INCHCAPE PLC                                                                                     $          4,583
        172,900   IT CITY PCL                                                                                                18,768
         69,000   ITOCHU CORPORATION                                                                                        309,391
          8,439   JARDINE CYCLE & CARRIAGE LIMITED                                                                           47,521
          4,379   JERONIMO MARTINS                                                                                           17,739
          8,900   KT&G CORPORATION                                                                                          456,257
          4,326   LG CHEM LIMITED                                                                                           234,721
        104,000   LI & FUNG LIMITED                                                                                         225,366
          5,519   MEDA AB CLASS A                                                                                            30,188
         28,062   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    1,138,756
          9,800   MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                   103,100
          2,481   METRO INCORPORATED CLASS A                                                                                 74,496
         15,100   NIKE INCORPORATED CLASS B                                                                                 627,103
         40,376   NU SKIN ENTERPRISES INCORPORATED                                                                          379,534
         24,000   PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                                   3,840
          2,700   SANKYO COMPANY LIMITED                                                                                    121,174
          4,837   SASKATCHEWAN WHEAT POOL+                                                                                   38,477
          4,000   SATORI ELECTRIC COMPANY LIMITED                                                                            13,217
         20,869   SIEMENS AG                                                                                              1,047,193
         50,900   SOJITZ CORPORATION                                                                                         57,201
            630   SOS CUETARA SA                                                                                              6,369
         53,059   SUPERVALU INCORPORATED                                                                                    828,251
         26,348   SYSCO CORPORATION                                                                                         566,482
          2,300   TOHO PHARMACEUTICAL                                                                                        22,187
         16,789   TRACTOR SUPPLY COMPANY+<<                                                                                 524,488
        288,770   UNI-PRESIDENT ENTERPRISES CORPORATION                                                                     212,934
          3,219   UNITED DRUG PLC                                                                                             6,610
         30,629   UNITED NATURAL FOODS INCORPORATED+<<                                                                      455,760
         12,044   UNITED STATIONERS INCORPORATED+                                                                           261,716
         15,100   WOLSELEY PLC                                                                                               38,135
                                                                                                                         13,051,786
                                                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS: 0.87%
          1,800   ABC-MART INCORPORATED                                                                                      39,403
          3,353   ALESCO CORPORATION LIMITED                                                                                  2,045
         29,834   ARROW ELECTRONICS INCORPORATED+                                                                           496,139
            600   AS ONE CORPORATION                                                                                         10,039
          3,100   CANON MARKETING JAPAN INCORPORATED                                                                         42,981
          1,781   CELESIO AG                                                                                                 36,731
        215,000   CMC MAGNETICS CORPORATION+                                                                                 31,147
          7,272   DAEWOO INTERNATIONAL CORPORATION                                                                           90,078
         12,180   DIGITAL CHINA HOLDINGS LIMITED                                                                              4,388
          3,500   FINNING INTERNATIONAL INCORPORATED                                                                         31,033
          3,100   FUJI ELECTRONICS COMPANY LIMITED                                                                           21,836
          4,800   HAKUTO COMPANY LIMITED                                                                                     27,785
          3,309   HALFORDS GROUP                                                                                             12,267
          4,310   HANWHA CHEMICAL (KOREA) CORPORATION                                                                        66,353
         12,000   HANWHA CHEMICAL CORPORATION                                                                                32,327
         48,366   HILL-ROM HOLDINGS INCORPORATED<<                                                                          474,954
          2,543   HYOSUNG CORPORATION                                                                                        82,255
          2,200   INABA DENKI SANGYO COMPANY LIMITED                                                                         50,889
         35,744   INGRAM MICRO INCORPORATED+<<                                                                              389,252
         34,386   INSIGHT ENTERPRISES INCORPORATED+                                                                          90,435
          2,000   ITOCHU ENEX COMPANY LIMITED                                                                                12,302
          7,000   IWATANI INTERNATIONAL CORPORATION                                                                          14,691
          4,000   JAPAN PULP & PAPER COMPANY LIMITED                                                                         10,817

                   Wells Fargo Advantage Master Portfolios 189


                   Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
WHOLESALE TRADE-DURABLE GOODS (continued)
          9,000   JFE SHOJI HOLDINGS INCORPORATED                                                                  $         23,344
          3,800   KAGA ELECTRONICS COMPANY LIMITED                                                                           35,353
         12,000   KANEMATSU CORPORATION+                                                                                      9,289
          3,500   KATO SANGYO COMPANY LIMITED                                                                                50,021
          3,100   KURODA ELECTRIC COMPANY LIMITED                                                                            17,334
             30   KYOCERA CORPORATION                                                                                         1,734
          1,600   LG INTERNATIONAL CORPORATION                                                                               16,071
         31,614   LKQ CORPORATION+                                                                                          426,789
          1,300   MACNICA INCORPORATED                                                                                       14,553
          9,630   MARTIN MARIETTA MATERIALS INCORPORATED                                                                    737,273
         31,972   METCASH LIMITED                                                                                            84,933
             33   MITSUBISHI CORPORATION                                                                                        806
         76,000   MITSUI & COMPANY LIMITED                                                                                  700,072
            263   MITSUI & COMPANY LIMITED ADR                                                                               47,527
          6,000   NAGASE & COMPANY LIMITED                                                                                   47,331
          5,500   NIDEC CORPORATION                                                                                         227,438
         26,652   OMNICARE INCORPORATED                                                                                     691,086
         21,884   OWENS & MINOR INCORPORATED                                                                                737,710
         22,627   PATTERSON COMPANIES INCORPORATED+                                                                         408,870
         34,346   PEP BOYS-MANNY, MOE & JACK<<                                                                              108,533
         25,622   POOL CORPORATION<<                                                                                        340,004
         17,235   PREMIER FOODS PLC                                                                                           7,358
          1,438   RUSSEL METALS INCORPORATED                                                                                 12,976
            700   RYOSHOKU LIMITED                                                                                           15,733
            800   RYOYO ELECTRO CORPORATION                                                                                   6,303
         10,891   SAMSUNG CORPORATION                                                                                       230,279
          1,291   STRAUSS GROUP LIMITED                                                                                      10,274
            988   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                                3,083
        149,652   SYCAMORE NETWORKS INCORPORATED+                                                                           377,123
          7,000   TAT HONG HOLDINGS LIMITED                                                                                   2,501
         39,470     TECH DATA CORPORATION+                                                                                  682,436
          2,000   TOKAI CORPORATION                                                                                           6,832
          2,600   TOMEN ELECTRONICS CORPORATION                                                                              27,779
          1,316   TOROMONT INDUSTRIES LIMITED                                                                                21,195
          3,700   TOYO CORPORATION                                                                                           32,438
            900   TRUSCO NAKAYAMA CORPORATION                                                                                10,010
            620   TRYGVESTA A/S                                                                                              31,984
            432   UNI-SELECT INCORPORATED                                                                                     7,640
          2,100   VALOR COMPANY LIMITED                                                                                      15,830
         21,698   WESCO INTERNATIONAL INCORPORATED+                                                                         360,187
         53,945   WPG HOLDINGS COMPANY LIMITED                                                                               29,394
         15,080   WW GRAINGER INCORPORATED                                                                                  997,693
          2,000   YOKOHAMA REITO COMPANY                                                                                     12,249
         10,000   YUASA TRADING COMPANY LIMITED                                                                               9,252
                                                                                                                          9,706,767
                                                                                                                   ----------------
TOTAL COMMON STOCKS (COST $1,979,057,796)                                                                             1,120,301,650
                                                                                                                   ----------------
RIGHTS: 0.01%
          2,371   BUSAN BANK RIGHTS+(a)                                                                                         278
         35,500   CAPITALAND LIMITED RIGHTS+(a)                                                                              15,597
          1,332   COLT TELECOM GROUP SA RIGHTS+(a)                                                                                0
          7,131   COMPAGNIE DE SAINT GOBAIN RIGHTS+                                                                          10,487
         69,468   COOKSON GROUP PLC RIGHTS+                                                                                   2,785
         49,425   FORTIS RIGHTS(a)                                                                                                0
          9,200   FRANSHION PROPERTIES CHINA LIMITED RIGHTS+(a)                                                                  71

                   190 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009


DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
RIGHTS            (continued)
          8,912   HAMMERSON PLC RIGHTS+                                                                            $         11,674
         15,333   OSIM INTERNATIONAL RIGHTS+(a)                                                                                   0
         85,143   ROYAL DUTCH SHELL RIGHTS+(a)                                                                                    0
            109   SCOTIABANK PERU RIGHTS+(a)                                                                                     86
          4,189   SHINHAN FINANCIAL GROUP COMPANY LIMITED RIGHTS+(a)                                                         10,251
          8,197   SUNCORP-METWAY RIGHTS+(a)                                                                                   3,983
          1,558   TAIWAN LIFE INSURANCE RIGHTS+(a)                                                                               89
            177   VIVO PARTICIPACOES SA RIGHTS+                                                                                 471
TOTAL RIGHTS (COST $170,728)                                                                                                 55,772
                                                                                                                   ----------------

                                                                                                     EXPIRATION
                                                                                                        DATE
                                                                                                   -------------
WARRANTS: 0.00%
          2,479   BEACH PETROLEUM LIMITED WARRANTS+                                                  06/30/2010                  71
          1,583   BURU ENERGY LIMITED WARRANT+                                                       10/10/2010                  15
        107,854   CHAMPION TECHNOLOGY HOLDINGS LIMITED WARRANTS+                                     04/16/2009                 139
          3,300   IJM LAND BHD WARRANTS+                                                             09/11/2013                 160
        203,875   MATAHARI PUTRA WARRANTS+                                                           07/12/2010                 119
         17,250   OSIM WARRANTS+(a)                                                                  06/23/2011                   0
          5,759   PYI CORPORATION WARRANT+                                                           09/25/2009                  11
            320   RESOLUTE MINING LIMITED WARRANT+                                                   12/31/2011                  51
            700   TAT HONG HOLDINGS LIMITED WARRANTS+                                                08/02/2013                  14
TOTAL WARRANTS (COST $1,132)                                                                                                    580
                                                                                                                   ----------------
PREFERRED STOCKS: 0.73%
         32,000   ARACRUZ CELULOSE SA PREFERRED CLASS B                                                                      23,016
        118,779   BANCO BRADESCO SA PREFERRED                                                                             1,045,542
         58,863   BANCO ITAU HOLDING FINANCEIRA SA PREFERRED                                                                545,698
            557   CASINO GUICHARD PERRACHON SA PREFERRED                                                                     27,783
         11,754   CIA DE BEBIDAS DAS AMERICAS PREFERRED SHARES                                                              478,044
         22,315   CIA ENERGETICA DE MINAS GERAIS PREFERRED                                                                  306,541
        165,130   COMPANHIA VALE DO RIO DOCE PREFERRED CLASS A                                                            1,856,798
          8,213   EMBOTELLADORA ANDINA SA A SHARES PREFERRED                                                                 16,810
          7,326   EMBOTELLADORA ANDINA SA B SHARES PREFERRED                                                                 17,554
         49,402   GERDAU SA PREFERRED                                                                                       261,326
          5,767   MALAYSIAN AIRLINE PREFERRED SHARES+                                                                         1,058
         20,856   METALURGICA GERDAU SA PREFERRED                                                                           145,209
        245,304   PETROLEO BRASILEIRO SA PREFERRED                                                                        2,749,079
            964   RWE AG PREFERRED                                                                                           52,931
         19,177   TELE NORTE LESTE PARTICIPACOES SA PREFERRED                                                               234,320
          3,803   TELECOMUNICACOES DE SAO PAULO SA                                                                           69,972
         18,590   UNIPOL PREFERRED                                                                                           12,857
         20,302   USINAS SIDERURGICAS DE MINAS GERAIS SA PREFERRED CLASS A                                                  218,607
          2,593   VOLKSWAGEN AG PREFERRED                                                                                   116,190
TOTAL PREFERRED STOCKS (COST $12,149,499)                                                                                 8,179,335
                                                                                                                   ----------------

                                                                                   INTEREST RATE   MATURITY DATE
                                                                                   -------------   -------------
PREFERRED STOCKS (CONVERTIBLE): 0.00%
            357   MACQUARIE AIRPORT (CONVERTIBLE)+                                      6.48%        01/01/2010              22,589
                                                                                                                   ----------------
TOTAL PREFERRED STOCKS (CONVERTIBLE) (COST $29,723)                                                                          22,589
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 191


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
COLLATERAL FOR SECURITIES LENDING: 12.79%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.40%
      6,681,357   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                 $      6,681,357
      6,681,357   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                            6,681,357
      6,681,357   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                              6,681,357
      6,681,357   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                   6,681,357
                                                                                                                         26,725,428
                                                                                                                   ----------------

   PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
---------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.39%
$     2,449,831   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65%        03/12/2009           2,449,831
      2,375,594   ALPINE SECURITIZATION CORPORATION++(p)                                0.50         03/09/2009           2,375,297
        475,119   ANTALIS US FUNDING CORPORATION++(p)                                   0.63         03/06/2009             475,069
      9,650,850   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $9,651,075)             0.28         03/02/2009           9,650,850
        222,712   BANK OF IRELAND                                                       0.60         03/04/2009             222,712
      2,368,170   BRYANT BANK FUNDING LLC++(p)                                          0.55         03/16/2009           2,367,591
      2,524,068   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36         03/03/2009           2,524,068
      2,598,306   CALYON NY                                                             0.49         03/19/2009           2,598,306
      2,227,119   CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.52         03/10/2009           2,226,797
        371,187   CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.54         03/09/2009             371,136
      2,023,414   CHEYNE FINANCE LLC++(a)+/-####(i)                                     0.00         02/25/2008              33,386
      1,557,822   CHEYNE FINANCE LLC++(a)+/-####(i)                                     0.00         05/19/2008              25,704
        742,373   CLIPPER RECEIVABLES CORPORATION++(p)                                  0.85         03/04/2009             742,303
      1,113,560   CLIPPER RECEIVABLES CORPORATION(p)                                    0.85         03/06/2009           1,113,402
        200,441   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65         10/01/2038             200,441
      2,375,594   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                     (MATURITY VALUE $2,375,657)                                        0.32         03/02/2009           2,375,594
      1,781,695   DANSKE BANK A/S COPENHAGEN                                            0.50         03/02/2009           1,781,695
      1,336,271   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          4.25         12/15/2037           1,336,271
      2,598,306   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60         03/02/2009           2,598,306
      1,855,933   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10         03/04/2009           1,856,363
      2,598,306   E.ON AG++                                                             0.60         03/23/2009           2,597,310
        371,187   ELYSIAN FUNDING LLC++(p)                                              0.60         03/04/2009             371,162
      2,227,119   ENTERPRISE FUNDING LLC++(p)                                           0.48         03/20/2009           2,226,525
      2,375,594   ERASMUS CAPITAL CORPORATION++(p)                                      0.55         03/05/2009           2,375,412
        891,664   FALCON ASSET SECURITIZATION CORPORATION++(p)                          0.45         03/10/2009             891,553
      2,375,594   GEMINI SECURITIZATION INCORPORATED++(p)                               0.58         03/10/2009           2,375,211
      2,375,594   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,375,733)             0.35         03/05/2009           2,375,594
        339,561   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $339,569)               0.27         03/02/2009             339,561
      1,484,746   GRAMPIAN FUNDING LLC++(p)                                             0.55         03/06/2009           1,484,610
      2,598,306   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68         03/27/2009           2,596,981
      7,408,915   GRYPHON FUNDING LIMITED(a)(i)                                         0.00         08/23/2009           3,030,987
        122,492   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87         11/01/2042             122,492
      2,227,119   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                     (MATURITY VALUE $2,227,173)                                        0.29         03/02/2009           2,227,119
        148,475   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12         01/01/2018             148,475
        222,712   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                1.12         04/15/2025             222,712
        816,610   KBC BANK NV BRUSSELS                                                  0.45         03/02/2009             816,610
      1,654,378   KITTY HAWK FUNDING CORPORATION++(p)                                   0.45         03/25/2009           1,653,861
      2,598,306   LIBERTY STREET FUNDING CORPORATION++(p)                               0.50         03/25/2009           2,597,403
      1,484,746   LMA AMERICAS LLC(p)                                                   0.60         03/23/2009           1,484,177
      1,128,407   LMA AMERICAS LLC(p)                                                   0.65         03/23/2009           1,127,938

                   192 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$     2,598,306   MATCHPOINT MASTER TRUST++(p)                                          0.50%        03/27/2009    $      2,597,331
        319,220   MISSISSIPPI STATE GO+/-ss                                             5.00         11/01/2028             319,220
      2,598,306   MONT BLANC CAPITAL CORPORATION++(p)                                   0.60         03/19/2009           2,597,483
      2,598,306   NATIXIS                                                               0.40         03/02/2009           2,598,306
        148,475   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75         01/01/2018             148,475
        593,898   REGENCY MARKETS #1 LLC++(p)                                           0.50         03/06/2009             593,849
      2,035,810   REGENCY MARKETS #1 LLC++(p)                                           0.55         03/09/2009           2,035,530
        742,373   ROMULUS FUNDING CORPORATION++(p)                                      0.85         03/26/2009             741,917
      2,895,255   ROYAL BANK OF SCOTLAND PLC                                            0.22         03/02/2009           2,895,255
        742,373   SALISBURY RECEIVABLES COMPANY++(p)                                    0.55         03/03/2009             742,339
      1,187,797   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.25         03/02/2009           1,187,797
      1,707,458   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.35         03/02/2009           1,707,458
      2,227,119   STARBIRD FUNDING CORPORATION++(p)                                     0.75         03/11/2009           2,226,609
        816,610   SURREY FUNDING CORPORATION++(p)                                       0.62         03/09/2009             816,484
      2,598,306   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.70         03/16/2009           2,597,497
      1,930,170   THUNDER BAY FUNDING INCORPORATED++(p)                                 0.50         03/03/2009           1,930,090
      2,405,289   TICONDEROGA MASTER FUNDING LIMITED++(p)                               0.50         03/10/2009           2,404,955
      2,598,306   TULIP FUNDING CORPORATION++(p)                                        0.67         03/16/2009           2,597,532
      2,598,306   UBS AG STAMFORD CT                                                    0.51         03/23/2009           2,598,322
      2,598,306   UNICREDITO ITALIANO NY                                                0.57         03/03/2009           2,598,309
      1,113,560   VERSAILLES CP LLC++(p)                                                0.70         03/04/2009           1,113,473
      2,852,464   VICTORIA FINANCE LLC++(a)+/-####(i)                                   0.38         07/28/2008           1,426,232
      1,656,466   VICTORIA FINANCE LLC++(a)+/-####(i)                                   0.41         08/07/2008             828,233
      2,030,440   VICTORIA FINANCE LLC++(a)+/-####(i)                                   1.26         04/03/2008           1,015,220
      3,295,856   VICTORIA FINANCE LLC++(a)+/-####(i)                                   1.27         02/15/2008           1,647,928
      3,125,004   WHITE PINE FINANCE LLC++(a)+/-####(i)                                 1.22         02/22/2008           2,765,316
      2,598,306   WINDMILL FUNDING CORPORATION++(p)                                     0.55         03/24/2009           2,597,353
                                                                                                                        115,719,328
                                                                                                                   ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $147,040,554)                                                             142,444,756
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 193


                  Portfolio of Investments--February 28, 2009

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   --------------------------------------------------------------                                   ----------------
SHORT-TERM INVESTMENTS: 0.43%
      4,768,220   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $      4,768,220
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,768,220)                                                                            4,768,220
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,143,217,652)*                                                                114.54%                      $  1,275,772,902
OTHER ASSETS AND LIABILITIES, NET                                                     (14.54)                          (161,983,356)
                                                                                      -------                      ----------------
TOTAL NET ASSETS                                                                      100.00%                      $  1,113,789,546
                                                                                      -------                      ----------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(l) Long-term security of an affiliate of the fund with a total cost of $7,089,606.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Security of an affiliate of the fund with a cost of $4,768,220.

* Cost for federal income tax purposes is $2,171,048,762 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   7,592,201
Gross unrealized depreciation                 (902,868,061)
                                             -------------
Net unrealized appreciation (depreciation)   $(895,275,860)

The accompanying notes are an integral part of these financial statements.

                  194 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

SHORT-TERM INVESTMENT PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
CORPORATE BONDS & NOTES: 11.50%
CHEMICALS & ALLIED PRODUCTS: 0.75%
$       700,000   BASF FINANCE EUROPE NV+/-++                                           1.15%        11/20/2009    $        690,141
                                                                                                                   ----------------
DOMESTIC BANKS: 1.46%
        100,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                    1.10         11/15/2029             100,000
        500,000   BANK OF AMERICA NA+/-                                                 1.19         02/05/2010             499,750
        500,000   HSBC USA INCORPORATED+/-                                              1.56         10/15/2009             496,304
        250,000   WACHOVIA BANK NA+/-(l)                                                1.64         05/01/2009             249,350
                                                                                                                          1,345,404
                                                                                                                   ----------------
FINANCIAL SERVICES: 1.89%
        750,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                              1.47         09/25/2009             747,374
      1,000,000   IRISH LIFE & PERMANENT+/-++                                           0.51         03/20/2009             998,330
                                                                                                                          1,745,704
                                                                                                                   ----------------
FOREIGN BANKS: 6.97%
        700,000   BES FINANCE LIMITED+/-++                                              0.47         03/02/2009             700,000
        750,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++          1.23         09/10/2009             748,500
        500,000   COMMONWEALTH BANK OF AUSTRALIA+/-++                                   1.63         10/02/2009             499,651
      1,000,000   INTESA BANK (IRELAND) PLC+/-++                                        0.49         03/25/2009             996,068
      1,400,000   RABOBANK NEDERLAND NV+/-++                                            1.43         10/09/2009           1,399,615
        500,000   ROYAL BANK OF CANADA+/-++                                             1.54         10/15/2009             497,999
      1,100,000   ROYAL BANK OF SCOTLAND PLC+/-++                                       2.40         10/09/2009           1,088,927
        500,000   SVENSKA HANDELSBANKEN AB+/-++                                         1.51         08/25/2009             499,699
                                                                                                                          6,430,459
                                                                                                                   ----------------
SPECIAL PURPOSE ENTITY: 0.43%
        100,000   GBG LLC CUSTODY RECEIPTS+/-++ss                                       3.00         09/01/2027             100,000
        300,000   LTF REAL ESTATE VRDN I LLC+/-++ss                                     1.70         06/01/2033             300,000
                                                                                                                            400,000
                                                                                                                   ----------------
TOTAL CORPORATE BONDS & NOTES (COST $10,650,000)                                                                         10,611,708
                                                                                                                   ----------------
MUNICIPAL BONDS & NOTES: 3.80%
COLORADO: 1.08%
        350,000   COLORADO HFA SINGLE TAXABLE CL I SERIES A-2 (HOUSING REVENUE,
                  DEXIA INSURED)+/-ss                                                   2.25         05/01/2038             350,000
        250,000   COLORADO HFA TAXABLE MULTIFAMILY PROJECT B II (HOUSING
                  REVENUE, FNMA INSURED)+/-ss                                           1.50         05/01/2049             250,000
        400,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                4.25         12/15/2037             400,000
                                                                                                                          1,000,000
                                                                                                                   ----------------
KENTUCKY: 0.87%
        800,000   KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                   0.55         08/01/2016             800,000
                                                                                                                   ----------------
MINNESOTA: 0.28%
        260,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
                  REVENUE, GO OF AUTHORITY)+/-ss                                        1.05         07/01/2048             260,000
                                                                                                                   ----------------
NEBRASKA: 0.33%
        300,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY
                  PROJECTS (COLLEGE & UNIVERSITY REVENUE, JP MORGAN CHASE
                  BANK LOC)+/-ss                                                        0.60         07/01/2035             300,000
                                                                                                                   ----------------

                   Wells Fargo Advantage Master Portfolios 195


                   Portfolio of Investments--February 28, 2009

SHORT-TERM INVESTMENT PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
NEW JERSEY: 0.21%
$       195,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
                  SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-ss                                                             3.50%        11/01/2037    $        195,000
                                                                                                                   ----------------
OHIO: 0.27%
        250,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA)+/-ss                                          1.00         09/01/2039             250,000
                                                                                                                   ----------------
TENNESSEE: 0.65%
        600,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss            0.60         07/01/2034             600,000
                                                                                                                   ----------------
TEXAS: 0.11%
        100,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONS BANK NA LOC)+/-ss                             1.50         06/01/2045             100,000
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $3,505,000)                                                                           3,505,000
                                                                                                                   ----------------
COMMERCIAL PAPER: 37.48%
        700,000   ALLIED IRISH BANKS NA##                                               1.05         04/14/2009             699,122
        500,000   ALLIED IRISH BANKS NA##                                               1.66         07/08/2009             497,265
        700,000   ALLIED IRISH BANKS PLC##                                              2.25         03/12/2009             699,563
        500,000   AMSTEL FUNDING CORPORATION##(p)                                       2.25         03/24/2009             499,313
        750,000   AMSTERDAM FUNDING CORPORATION##(p)                                    0.55         03/04/2009             749,977
        750,000   AMSTERDAM FUNDING CORPORATION##(p)                                    0.58         03/11/2009             749,891
        250,000   AMSTERDAM FUNDING CORPORATION##(p)                                    0.85         05/28/2009             249,486
        500,000   ANZ NATIONAL INTERNATIONAL LIMITED##(p)                               3.04         04/20/2009             499,418
        800,000   ASB FINANCE LIMITED (LONDON)##                                        1.58         07/22/2009             795,014
        250,000   ASB FINANCE LIMITED (LONDON)##                                        3.01         05/07/2009             249,542
        300,000   BANK OF IRELAND##                                                     1.30         04/15/2009             299,523
        750,000   BARCLAYS US FUNDING LLC##                                             1.15         04/29/2009             748,610
        250,000   BARCLAYS US FUNDING LLC##                                             3.11         03/10/2009             249,827
        250,000   BNP PARIBAS FINANCE INCORPORATED##                                    0.97         05/08/2009             249,549
        400,000   BNZ INTERNATIONAL FUNDING##                                           1.29         06/09/2009             398,579
        250,000   BRYANT PARK FUNDING LLC##(p)                                          0.75         05/13/2009             249,625
        750,000   CANCARA ASSET SECURITIZATION LLC##(p)                                 0.80         04/17/2009             749,233
        500,000   CLIPPER RECEIVABLES COMPANY LLC##(p)                                  0.85         03/03/2009             499,988
      1,000,000   CLIPPER RECEIVABLES COMPANY LLC##(p)                                  0.85         03/04/2009             999,953
        350,000   DANSKE CORPORATION##                                                  0.97         05/13/2009             349,321
        250,000   DANSKE CORPORATION##                                                  1.00         05/18/2009             249,465
        800,000   DNB NOR BANK ASA##                                                    1.73         07/06/2009             795,794
      1,000,000   EBBETS FUNDING LLC##(p)                                               0.55         03/02/2009           1,000,000
        500,000   EDISON ASSET SECURITIZATION LLC##(p)                                  0.50         04/23/2009             499,638
        400,000   EKSPORTFINANS ASA##                                                   1.80         03/09/2009             399,860
        250,000   ELYSIAN FUNDING LLC##(p)                                              0.60         03/03/2009             249,996
        250,000   FAIRWAY FINANCE CORPORATION##(p)                                      0.45         03/12/2009             249,969
      1,000,000   GDF SUEZ##                                                            0.95         05/04/2009             998,338
        250,000   GEMINI SECURITIZATION CORPORATION LLC##(p)                            0.72         04/13/2009             249,790
      1,000,000   GRAMPIAN FUNDING LLC##(p)                                             0.55         03/06/2009             999,939
      1,000,000   ING (US) FUNDING LLC##                                                0.86         04/07/2009             999,140
        200,000   ING (US) FUNDING LLC##                                                1.71         07/01/2009             199,000
        500,000   IRISH LIFE & PERMANENT LLC##                                          2.85         03/05/2009             499,881
        600,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##                      2.15         06/25/2009             597,150
      1,000,000   KINGDOM OF DENMARK##                                                  1.52         03/04/2009             999,916
      1,000,000   KINGDOM OF DENMARK##                                                  1.55         03/16/2009             999,883
        250,000   LLOYDS TSB BANK PLC##                                                 1.25         04/14/2009             249,745
        250,000   MATCHPOINT MASTER TRUST##(p)                                          0.80         05/11/2009             249,611
        500,000   METLIFE SHORT -TERM FUND##                                            0.88         03/20/2009             499,781
        500,000   METLIFE SHORT -TERM FUND##                                            1.13         04/17/2009             499,278

                   196 Wells Fargo Advantage Master Portfolios


                   Portfolio of Investments--February 28, 2009

SHORT-TERM INVESTMENT PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
COMMERCIAL PAPER (continued)
$       800,000   MONT BLANC CAPITAL CORPORATION##(p)                                   2.00%        03/09/2009    $        799,689
        400,000   NORDEA NORTH AMERICA INCORPORATED##                                   0.87         05/12/2009             399,314
        500,000   OLD LINE FUNDING LLC##(p)                                             0.55         04/03/2009             499,756
        350,000   PRUDENTIAL PLC##                                                      1.73         04/15/2009             349,583
        250,000   PRUDENTIAL PLC##                                                      1.75         04/01/2009             249,799
        500,000   PRUDENTIAL PLC##                                                      1.80         07/15/2009             496,625
        400,000   PRUDENTIAL PLC##                                                      1.95         04/02/2009             399,664
        500,000   RANGER FUNDING COMPANY LLC##(p)                                       0.55         04/06/2009             499,733
        500,000   ROMULUS FUNDING CORPORATION##(p)                                      0.85         03/26/2009             499,717
        250,000   SHEFFIELD RECEIVABLES##(p)                                            0.50         04/13/2009             249,854
      1,000,000   SOCIETE GENERALE NORTH AMERICA##                                      1.15         07/01/2009             996,135
        250,000   STARBIRD FUNDING CORPORATION##(p)                                     1.25         04/07/2009             249,751
        500,000   STARBIRD FUNDING CORPORATION##(p)                                     1.70         04/06/2009             499,500
        250,000   SURREY FUNDING CORPORATION##(p)                                       0.75         05/06/2009             249,661
        250,000   SWEDISH EXPORT CREDIT CORPORATION##                                   1.83         03/13/2009             249,860
        300,000   THAMES ASSET GLOBAL SECURITIZATION##(p)                               0.45         03/16/2009             299,948
        250,000   THAMES ASSET GLOBAL SECURITIZATION##(p)                               0.60         03/11/2009             249,963
        250,000   THAMES ASSET GLOBAL SECURITIZATION##(p)                               2.20         03/09/2009             249,893
      1,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                     2.30         03/03/2009             999,936
        400,000   UBS FINANCE DELAWARE LLC##                                            1.18         04/15/2009             399,423
        500,000   UBS FINANCE DELAWARE LLC##                                            1.47         05/22/2009             498,705
      1,000,000   UBS FINANCE DELAWARE LLC##                                            2.28         03/06/2009             999,747
      1,000,000   VERSAILLES COMMERCIAL PAPER LLC##(p)                                  0.70         03/04/2009             999,961
        864,678   VICTORIA FINANCE LLC+/-++####(a)(i)                                   4.82         01/17/2008             449,633
        300,000   WESTPAC SECURITIES NZ LIMITED##                                       1.20         04/09/2009             299,710
        500,000   WINDMILL FUNDING CORPORATION##(p)                                     0.87         05/19/2009             499,058
TOTAL COMMERCIAL PAPER (COST $35,011,699)                                                                                34,603,591
                                                                                                                   ----------------
MEDIUM TERM NOTES: 3.50%
      1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                               0.49         10/09/2009           1,493,501
        750,000   ING USA GLOBAL FUNDING TRUST+/-                                       2.03         10/19/2009             738,365
      1,000,000   MERRILL LYNCH & COMPANY+/-                                            0.61         03/24/2009             997,860
TOTAL MEDIUM TERM NOTES (COST $3,250,000)                                                                                 3,229,726
                                                                                                                   ----------------
SECURED MASTER NOTE AGREEMENT: 1.58%
      1,459,000   BANK OF AMERICA SECURITIES+/-ss                                       0.44         09/09/2034           1,459,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $1,459,000)                                                                     1,459,000
                                                                                                                   ----------------
TIME DEPOSITS: 6.50%
      1,000,000   BANK OF IRELAND                                                       0.60         03/04/2009           1,000,000
      1,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36         03/03/2009           1,000,000
      1,000,000   DANSKE BANK A/S COPENHAGEN                                            0.50         03/02/2009           1,000,000
      1,000,000   DEXIA CREDIT LOCAL DE FRANCE                                          0.60         03/02/2009           1,000,000
      1,000,000   NATIXIS                                                               0.40         03/02/2009           1,000,000
      1,000,000   SOCIETE GENERALE (CAYMAN ISLAND)                                      0.35         03/02/2009           1,000,000
TOTAL TIME DEPOSITS (COST $6,000,000)                                                                                     6,000,000
                                                                                                                   ----------------
CERTIFICATES OF DEPOSIT: 7.24%
        500,000   BANK OF IRELAND STAMFORD                                              1.92         06/22/2009             500,659
      2,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                    1.66         08/14/2009           1,985,336
      1,000,000   CALYON NY                                                             1.00         05/01/2009           1,000,017
        300,000   FORTIS BANK NY                                                        1.47         05/05/2009             300,000
        900,000   LLOYDS TSB BANK PLC                                                   1.49         07/09/2009             899,463
        250,000   RABOBANK NEDERLAND NV (NEW YORK)                                      3.02         03/09/2009             250,000

                   Wells Fargo Advantage Master Portfolios 197


                   Portfolio of Investments--February 28, 2009

SHORT-TERM INVESTMENT PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
---------------   --------------------------------------------------------------   -------------   -------------   ----------------
CERTIFICATES OF DEPOSIT (continued)
$       500,000   ROYAL BANK OF CANADA (NEWYORK)+/-                                     1.74%        10/01/2009    $        500,066
        250,000   UNICREDITO ITALIANO NY                                                1.20         04/21/2009             250,002
        500,000   UNICREDITO ITALIANO NY                                                1.40         04/08/2009             500,134
        500,000   US BANK NATIONAL ASSOCIATION                                          2.86         04/20/2009             500,959
TOTAL CERTIFICATES OF DEPOSIT (COST $6,700,051)                                                                           6,686,636
                                                                                                                   ----------------
REPURCHASE AGREEMENTS: 28.31%
      6,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $6,000,140)                                0.28         03/02/2009           6,000,000
      1,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,062)                     0.32         03/06/2009           1,000,000
      4,135,942   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $4,136,039)                     0.28         03/02/2009           4,135,942
      6,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $6,000,145)                     0.29         03/02/2009           6,000,000
      1,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,027)               0.32         03/02/2009           1,000,000
      1,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,000,058)                                0.35         03/05/2009           1,000,000
      6,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $6,000,140)                                0.28         03/02/2009           6,000,000
      1,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,068)                     0.81         03/02/2009           1,000,000
TOTAL REPURCHASE AGREEMENTS (COST $26,135,942)                                                                           26,135,942
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $92,711,692)*                                                                    99.91%                      $     92,231,603
OTHER ASSETS AND LIABILITIES, NET                                                       0.09                                 81,090
                                                                                      ------                       ----------------
TOTAL NET ASSETS                                                                      100.00%                      $     92,312,693
                                                                                      ------                       ----------------

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(l)  Long-term security of an affiliate of the fund with a cost of $250,000.00.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

(p)  Asset-backed commercial paper.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(e)  The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is $92,711,692 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   8,755
Gross unrealized depreciation                 (488,844)
                                             ---------
Net unrealized appreciation (depreciation)   $(480,089)

The accompanying notes are an integral part of these financial statements.

                   198 Wells Fargo Advantage Master Portfolios


             Statements of Assets and Liabilities--February 28, 2009

                                                                                             Diversified     Short-Term
                                                                       Diversified Fixed        Stock        Investment
                                                                        Income Portfolio      Portfolio      Portfolio
                                                                       -----------------   --------------   -----------
ASSETS
   Investments
      In securities, at value (including securities on loan) .......     $  890,321,097    $1,126,479,694   $65,846,311
      Collateral received for securities loaned (Note 2) ...........        204,115,518       142,444,756             0
      In affiliates ................................................         28,133,920         6,848,452       249,350
      In repurchase agreements .....................................                  0                 0    26,135,942
                                                                         --------------    --------------   -----------
   Total investments at value (see cost below) .....................      1,122,570,535     1,275,772,902    92,231,603
                                                                         --------------    --------------   -----------
   Cash ............................................................                  0                 0        49,994
   Foreign currency, at value ......................................            288,093         5,477,354             0
   Variation margin receivable on futures contracts ................                  0           287,730             0
   Receivable for investments sold .................................          4,364,003            25,057             0
   Receivables for dividends and interest ..........................          9,780,523         3,325,583        64,118
   Prepaid expenses and other assets ...............................                  0            38,835             0
   Unrealized appreciation on forward foreign currency contracts ...            800,448                 0             0
                                                                         --------------    --------------   -----------
Total assets .......................................................      1,137,803,602     1,284,927,461    92,345,715
                                                                         --------------    --------------   -----------
LIABILITIES
   Foreign taxes payable ...........................................                438                 0             0
   Payable for investments purchased ...............................          9,159,900        20,826,701             0
   Unrealized depreciation on forward foreign currency contracts ...            826,182                 0             0
   Payable upon return of securities loaned (Note 2) ...............        208,244,398       149,876,336             0
   Payable to investment advisor and affiliates (Note 3) ...........            251,929           399,559         8,330
   Accrued expenses and other liabilities ..........................             36,856            35,319        24,692
                                                                         --------------    --------------   -----------
Total liabilities ..................................................        218,519,703       171,137,915        33,022
                                                                         --------------    --------------   -----------
TOTAL NET ASSETS ...................................................     $  919,283,899    $1,113,789,546   $92,312,693
                                                                         ==============    ==============   ===========
Investments at cost ................................................     $1,119,986,060    $2,143,217,652   $92,711,692
                                                                         --------------    --------------   -----------
Foreign currencies at cost .........................................     $      327,213    $    5,643,473   $         0
                                                                         --------------    --------------   -----------
Securities on loan, at fair value (Note 2) .........................     $  206,138,887    $  140,039,006   $         0
                                                                         --------------    --------------   -----------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 199


         Statements of Operations--For the Year Ended February 28, 2009

                                                                                               Diversified    Short-Term
                                                                          Diversified Fixed       Stock       Investment
                                                                           Income Portfolio     Portfolio      Portfolio
                                                                          -----------------   -------------   ----------
INVESTMENT INCOME
   Dividends(1) .......................................................      $          0     $  33,627,552   $        0
   Interest ...........................................................        37,252,829               298    3,024,208
   Income from affiliated securities ..................................         1,066,461           388,624        4,688
   Securities lending income ..........................................           912,282         1,306,016            0
                                                                             ------------     -------------   ----------
Total investment income ...............................................        39,231,572        35,322,490    3,028,896
                                                                             ------------     -------------   ----------
EXPENSES
   Advisory fees ......................................................         2,590,099         4,927,151      120,951
   Custody fees .......................................................           345,346         1,007,556       24,190
   Accounting fees ....................................................            34,550            43,846       18,721
   Professional fees ..................................................            59,928            60,698       44,116
   Registration fees ..................................................             8,785            15,423        1,293
   Shareholder reports ................................................             1,312             4,097        2,002
   Trustees' fees .....................................................            10,578            10,578       10,578
   Other fees and expenses ............................................            11,652            51,022        2,563
                                                                             ------------     -------------   ----------
Total expenses ........................................................         3,062,250         6,120,371      224,414
                                                                             ------------     -------------   ----------
LESS
   Waived fees and reimbursed expenses (Note 3) .......................            (6,826)          (30,994)      (9,704)
   Net expenses .......................................................         3,055,424         6,089,377      214,710
                                                                             ------------     -------------   ----------
Net investment income (loss) ..........................................        36,176,148        29,233,113    2,814,186
                                                                             ------------     -------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ....         2,616,933       (11,717,355)      (4,661)
   Collateral received for securities loaned ..........................          (826,947)       (2,835,782)           0
   Futures transactions ...............................................                 0        (1,610,881)           0
   Affiliated Securities ..............................................                 0          (692,201)           0
                                                                             ------------     -------------   ----------
Net realized gain and loss from investments ...........................         1,789,986       (16,856,219)      (4,661)
                                                                             ------------     -------------   ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ....       (32,536,085)     (837,638,263)    (371,694)
   Collateral received for securities loaned ..........................        (3,301,933)       (4,595,798)           0
   Forward foreign currency contracts .................................           (73,682)                0            0
   Futures transactions ...............................................                 0            49,764            0
                                                                             ------------     -------------   ----------
Net change in unrealized appreciation (depreciation) of investments ...       (35,911,700)     (842,184,297)    (371,694)
                                                                             ------------     -------------   ----------
Net realized and unrealized gain (loss) on investments ................       (34,121,714)     (859,040,516)    (376,355)
                                                                             ------------     -------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......      $  2,054,434     $(829,807,403)  $2,437,831
                                                                             ============     =============   ==========
(1) Net of foreign withholding taxes of ...............................      $          0     $   1,574,154   $        0

The accompanying notes are an integral part of these financial statements.

                   200 Wells Fargo Advantage Master Portfolios


                       Statements of Changes in Net Assets

                                                                                     DIVERSIFIED FIXED INCOME PORTFOLIO
                                                                                   -------------------------------------
                                                                                        For the             For the
                                                                                       Year Ended          Year Ended
                                                                                   February 28, 2009   February 29, 2008
                                                                                   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................     $ 747,540,015       $ 511,061,689
OPERATIONS
   Net investment income (loss) ................................................        36,176,148          29,765,957
   Net realized gain (loss) on investments .....................................         1,789,986           8,403,026
   Net change in unrealized appreciation (depreciation) of investments .........       (35,911,700)         27,138,722
                                                                                     -------------       -------------
Net increase (decrease) in net assets resulting from operations ................         2,054,434          65,307,705
                                                                                     -------------       -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................       393,316,244         497,469,524
   Withdrawals .................................................................      (223,626,794)       (326,298,903)
                                                                                     -------------       -------------
Net increase (decrease) from transactions in investors' beneficial interests ...       169,689,450         171,170,621
                                                                                     -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................       171,743,884         236,478,326
                                                                                     =============       =============
ENDING NET ASSETS ..............................................................     $ 919,283,899       $ 747,540,015
                                                                                     =============       =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 201


                       Statements of Changes in Net Assets

     DIVERSIFIED STOCK PORTFOLIO           SHORT-TERM INVESTMENT PORTFOLIO
-------------------------------------   -------------------------------------
     For the             For the             For the             For the
    Year Ended          Year Ended          Year Ended          Year Ended
February 28, 2009   February 29, 2008   February 28, 2009   February 29, 2008
-----------------   -----------------   -----------------   -----------------

  $1,472,810,890    $  876,896,308        $124,923,826        $ 152,041,503

      29,233,113        20,075,836           2,814,186            6,417,043
     (16,856,219)       60,160,849              (4,661)               7,006
    (842,184,297)     (142,485,632)           (371,694)            (108,395)
  --------------    --------------        ------------        -------------
    (829,807,403)      (62,248,947)          2,437,831            6,315,654
  --------------    --------------        ------------        -------------


     693,000,297       859,258,927          61,740,164           88,952,041
    (222,214,238)     (201,095,398)        (96,789,128)        (122,385,372)
  --------------    --------------        ------------        -------------
     470,786,059       658,163,529         (35,048,964)         (33,433,331)
  --------------    --------------        ------------        -------------
    (359,021,344)      595,914,582         (32,611,133)         (27,117,677)
  ==============    ==============        ============        =============
  $1,113,789,546    $1,472,810,890        $ 92,312,693        $ 124,923,826
  ==============    ==============        ============        =============

                   202 Wells Fargo Advantage Master Portfolios


                              Financial Highlights

                                               Ratio to Average Net Assets (Annualized)(1)
                                             -----------------------------------------------               Portfolio
                                             Net Investment     Gross    Expenses      Net       Total      Turnover
                                              Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(4)
                                             --------------   --------   --------   --------   ---------   ---------
DIVERSIFIED FIXED INCOME PORTFOLIO
March 1, 2008 to February 28, 2009 ......         4.18%         0.35%     0.00%(5)    0.35%       0.00%        51%
March 1, 2007 to February 29, 2008 ......         4.54%         0.35%     0.00%(5)    0.35%       9.56%        84%
June 26, 2006(3) to February 28, 200 ....         4.52%         0.37%    (0.01)%      0.36%       6.70%       165%
DIVERSIFIED STOCK PORTFOLIO
March 1, 2008 to February 28, 2009 ......         2.02%         0.43%    (0.01)%      0.42%     (46.36)%       29%
March 1, 2007 to February 29, 2008 ......         1.66%         0.43%     0.00%(5)    0.43%      (2.23)%       29%
June 26, 2006(3 )to February 28, 2007 ...         1.25%         0.44%    (0.01)%      0.43%      16.12%        87%
SHORT-TERM INVESTMENT PORTFOLIO
March 1, 2008 to February 28, 2009 ......         2.32%         0.19%    (0.01)%      0.18%       0.92%        NA
March 1, 2007 to February 29, 2008 ......         4.99%         0.17%    (0.01)%      0.16%       4.81%        NA
June 26, 2006(3) to February 28, 2007 ...         5.21%         0.18%    (0.01)%      0.17%       4.00%        NA

----------
(1.) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
     3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) Commencement of operations.

(4.) Portfolio turnover rates presented for periods of less than one year are not annualized.

(5.) Amount calculated is less than .005%.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 203


                          Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for three of those portfolios as follows: the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Short-Term Investment Portfolio (formerly named Money Market Portfolio) (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sale price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Investments in other mutual funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

                   204 Wells Fargo Advantage Master Portfolios


                          Notes to Financial Statements

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds' investments in securities:

                                                                                   Total Fair Value
MASTER PORTFOLIOS                       Level 1         Level 2        Level 3     as of 02/28/2009
-----------------                    ------------   --------------   -----------   ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO   $ 64,378,955   $1,053,702,206   $ 4,489,374    $1,122,570,535
DIVERSIFIED STOCK PORTFOLIO           846,530,551      417,817,319    11,425,032     1,275,772,902
SHORT-TERM INVESTMENT PORTFOLIO                 0       86,055,876     6,175,727        92,231,603

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds' investments in other financial instruments:*

                                                                     Total Unrealized
                                                                       Appreciation/
MASTER PORTFOLIOS                     Level 1    Level 2   Level 3    (Depreciation)
-----------------                    ---------   -------   -------   ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO   $ (25,734)     $0        $0        $ (25,734)
DIVERSIFIED STOCK PORTFOLIO           (319,332)      0         0         (319,332)
SHORT-TERM INVESTMENT PORTFOLIO              0       0         0                0

* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing value:

                                                      Diversified Fixed     Diversified          Short-Term
                                                       Income Portfolio   Stock Portfolio   Investment Portfolio
                                                      -----------------   ---------------   --------------------
BALANCE AS OF 02/29/2008                                 $ 22,078,899       $23,131,367          $  891,600
   Accrued discounts (premiums)                                    21                 0                   0
   Realized gain (loss)                                      (855,118)       (2,842,103)                  0
   Change in unrealized appreciation (depreciation)        (2,703,533)       (3,717,189)           (441,967)
   Net purchases (sales)                                  (13,106,227)       (5,775,095)                  0
   Transfer in (out) of Level 3                              (924,668)          628,052           5,726,094
BALANCE AS OF 02/28/2009                                 $  4,489,374       $11,425,032          $6,175,727

                  Wells Fargo Advantage Master Portfolios 205


                         Notes to Financial Statements

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities held as of February 28, 2009:

                                                            Diversified Fixed     Diversified          Short-Term
                                                             Income Portfolio   Stock Portfolio   Investment Portfolio
                                                            -----------------   ---------------   --------------------
Change in unrealized appreciation (depreciation) relating
   to securities held at the end of reporting period           $(2,703,543)       $(3,717,189)         $(441,967)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Funds of the Trust are not required to pay U.S. federal income taxes on their net investment income and net capital gain as they are treated as partnerships for U.S. federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: February 28, 2007; February 29, 2008; February 28, 2009) are subject to examination by the Internal Revenue Service and state departments of revenue.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

                  206 Wells Fargo Advantage Master Portfolios


                         Notes to Financial Statements

As of February 28, 2009, outstanding forward contracts were as follows:

                                                                                                           Net Unrealized
                                     Currency Amount      Type of                        Currency Amount    Appreciation
PORTFOLIO                             to be Received      Currency     Settlement Date   to be Delivered   (Depreciation)
---------                            ---------------   -------------   ---------------   ---------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO       1,300,000      Danish Krone      06/08/2009       $   222,755       $  (1,545)
                                          (800,000)     Danish Krone      06/08/2009          (137,552)          1,422
                                         1,500,000          Euro          06/05/2009         1,921,050         (19,428)
                                          (600,000)         Euro          06/05/2009          (767,183)          6,534
                                           200,000          Euro          06/05/2009           257,440          (3,890)
                                         2,500,000          Euro          06/05/2009         3,175,000          (5,629)
                                         1,600,000     British Pound      06/05/2009         2,312,960         (22,403)
                                        (1,600,000)    British Pound      06/05/2009        (2,325,680)         35,123
                                           500,000     British Pound      06/05/2009           717,225          (1,426)
                                       280,000,000      Japanese Yen      06/05/2009         3,130,590        (261,591)
                                      (260,000,000)     Japanese Yen      06/05/2009        (2,926,534)        262,463
                                       200,000,000      Japanese Yen      06/05/2009         2,051,913          (2,628)
                                         1,500,000     Swedish Krona      06/05/2009           179,276         (12,736)

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At February 28, 2009, the following Fund held futures contracts:

                                                                                    Notional    Net Unrealized
                                                                                    Contract     Appreciation
PORTFOLIO                            Contracts        Type       Expiration Date     Amount     (Depreciation)
---------                            ---------   -------------   ---------------   ----------   --------------
DIVERSIFIED STOCK PORTFOLIO            9 Long       Midcap 400      March 2009     $  443,235     $ (39,225)
                                      10 Long     Russell Mini      March 2009        448,100       (55,600)
                                      32 Long    S&P 500 Index      March 2009      1,399,307      (224,507)

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees

                  Wells Fargo Advantage Master Portfolios 207


                         Notes to Financial Statements

payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended February 28, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at February 28, 2009, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Portfolios may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of February 28, 2009, the following funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

PORTFOLIO                            Defaulted SIVs ($MV)   % of Net Assets
---------                            --------------------   ---------------
DIVERSIFIED FIXED INCOME PORTFOLIO        $3,375,399             0.37%
DIVERSIFIED STOCK PORTFOLIO                7,742,019             0.70%
SHORT-TERM INVESTMENT PORTFOLIO              449,633             0.49%

                  208 Wells Fargo Advantage Master Portfolios


                         Notes to Financial Statements

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                           Advisory                                        Subadvisory
                                                         Fees (% of                                         Fees (% of
                                       Average Daily    Average Daily                    Average Daily    Average Daily
PORTFOLIO                               Net Assets       Net Assets)     Subadviser       Net Assets       Net Assets)
---------                            ----------------   -------------   ------------   ----------------   -------------
DIVERSIFIED FIXED INCOME PORTFOLIO   First $1 billion       0.300        SSgA Funds    First $1 billion       0.100
                                      Next $4 billion       0.275        Management     Over $1 billion       0.080
                                      Over $5 billion       0.250       Incorporated
DIVERSIFIED STOCK PORTFOLIO          First $1 billion       0.350        SSgA Funds    First $1 billion       0.100
                                      Next $4 billion       0.325        Management     Over $1 billion       0.080
                                      Over $5 billion       0.300       Incorporated
SHORT-TERM INVESTMENT PORTFOLIO      All asset levels       0.100       Wells Capital  First $1 billion       0.050
                                                                         Management     Next $2 billion       0.030
                                                                        Incorporated    Next $3 billion       0.020
                                                                                        Over $6 billion       0.010

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following rates:

                                       % of Average
PORTFOLIO                            Daily Net Assets
---------                            ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO         0.04
DIVERSIFIED STOCK PORTFOLIO                0.07
SHORT-TERM INVESTMENT PORTFOLIO            0.02

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended February 28, 2009, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

                  Wells Fargo Advantage Master Portfolios 209


                         Notes to Financial Statements

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended February 28, 2009, were as follows:

PORTFOLIO                            Purchases at Cost   Sales Proceeds
---------                            -----------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO      $646,645,882      $429,732,675
DIVERSIFIED STOCK PORTFOLIO              933,061,247       410,768,667

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of February 28, 2009, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

                  210 Wells Fargo Advantage Master Portfolios


            Report of Independent Registered Public Accounting Firm

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Diversified Stock Portfolio, Diversified Fixed Income Portfolio, and Short-Term Investment Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of February 28, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of February 28, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.


                                        (KPMG LLP)

Philadelphia, Pennsylvania
April 23, 2009

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, February 28, 2009, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended February 29, 2008 and February 28, 2009 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended February 29, 2008 and February 28, 2009, the Audit Fees were $ 514,160 and $528,950 respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended February 29, 2008 and February 28, 2009 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended February 29, 2008 and February 28, 2009 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

         For the fiscal years ended February 29, 2008 and February 28, 2009, the Tax Fees were $31,680 and $33,000, respectively. The incurred Tax Fees are comprised of excise tax review services.

         For the fiscal years ended February 29, 2008 and February 28, 2009, the Tax Fees were $72,010 and $72,970, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended February 29, 2008 and February 28, 2009.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended February 29, 2008 and February 28, 2009, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended February 29, 2008 and February 28, 2009, the Registrant incurred non-audit fees in the amount of $210,000 and $180,000 respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian ($135,000) and SAS70 control reviews of Securities Lending department ($45,000)

         For the fiscal years ended February 29, 2008 and February 28, 2009, the Registrant's investment adviser incurred non-audit fees in the amount of $46,000 and $45,000, respectively. The non-audit fees for the
         year-ended   February  29,  2008  and  February  28,  2009  relates  to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      Wells Fargo Master Trust

                                      By: /s/ Karla M. Rabusch

                                          Karla M. Rabusch
                                          President

                                      Date: April 17, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                      By:
                                           /s/ Karla M. Rabusch

                                           Karla M. Rabusch
                                           President

                                      Date: April 17, 2009


                                      By: /s/ Stephen W. Leonhardt


                                          Stephen W. Leonhardt
                                          Treasurer

                                      Date: April 17, 2009

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Short-Term Investment Portfolio (formerly Wells Fargo Advantage Money Market Portfolio);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: April 17, 2009

/s/ Karla M. Rabusch


_______________________
Karla M. Rabusch
President
Wells Fargo Master Trust


                                                                 Exhibit 99.CERT

                                  CERTIFICATION
                                  -------------


I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Short-Term Investment Portfolio (formerly Wells Fargo Advantage Money Market Portfolio);


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: April 17, 2009


/s/ Stephen W. Leonhardt


_______________________
Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended February 28, 2009 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.



                                                     /s/ Karla M. Rabusch




                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Master Trust

                                                     Date: April 17, 2009


This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended February 28, 2009 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.




                                                     /s/ Stephen W. Leonhardt



                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Master Trust

                                                     Date: April 17, 2009

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            WELLS FARGO FUNDS TRUST
                            WELLS FARGO MASTER TRUST
                           WELLS FARGO VARIABLE TRUST

JOINT CODE OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND SENIOR FINANCIAL
OFFICERS

I.       COVERED OFFICERS / PURPOSE OF THE CODE

         This Code of Ethics ("Code") of Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (collectively, the "Trusts" and each, "a Trust") applies to each Trust's Principal Executive Officer, Principal Financial Officer and any other Trust officer's listed on Exhibit A (the "Covered Officers") for the purpose of promoting:

    o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    o full, fair, accurate, timely and understandable financial disclosure in reports and documents that a Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Trust;

    o compliance with applicable laws and governmental rules and regulations;

    o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

    o accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY BOTH ACTUAL AND APPARENT CONFLICTS OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his or her service to, a Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with the Trust. Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as "affiliated persons" of the Trust. The compliance programs and procedures of the Trust and Wells Fargo Funds Management, LLC (the

"Adviser") are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Trust and the Adviser, of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trust or for the Adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Each Covered Officer recognizes that, as an officer of a Trust, he or she has a duty to act in the best interests of the Trust and its shareholders. If a Covered Officer believes that his or her responsibilities as an officer or employee of the Adviser are likely to materially compromise his or her objectivity or his or her ability to perform the duties of his or her role as an officer of the Trust, he or she should consult with the Chief Legal Officer. Under appropriate circumstances, a Covered Officer should also consider whether to present the matter to the Board. In addition, it is recognized by the Trust's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust.

                                     * * * *

         Each Covered Officer must:

    o not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by a Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

    o not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of a Trust;

    o not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

    o not retaliate against any other Covered Officer or any employee of a Trust or its affiliated persons for reports of potential violations that are made in good faith; and

    o not engage in personal, business or professional relationships or dealings that would impair his or her independence of judgment or adversely affect the performance of his or her duties in the best interests of the Trust and their shareholders.

         There are some conflict of interest situations that should always be approved in advance by the Chief Legal Officer of the Trust (the "Chief Legal Officer") if material. Examples of these include:

    o service as a director on the board of any public or private for-profit company (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may serve as a director of such company or any entity, controlling, controlled by, or under common control with, such company);

    o acquiring a financial interest in any company that provides services to the Trust (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may have an ownership interest in his or her employer or the employer's parent company);

    o the receipt of any entertainment or gifts from any person or company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

    o any consulting or employment relationship with any of the Trust's service providers, other than with the primary employer of the Covered Officer; and

    o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares, other than an interest arising from the Covered Officer's primary employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trust.

         Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, whether within or outside the Trust, including to the Board and the Trust's auditors, and to governmental regulators and self-regulatory organizations.

         Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trust and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust.

         It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

         Each Covered Officer should, consistent with his or her responsibilities, exercise appropriate supervision over and assist relevant Trust service providers in developing financial information and other disclosure that complies with relevant law and presents information in a clear, comprehensible and complete manner.

         Each Covered Officer is responsible for the accuracy of the records and reports that he or she is responsible for maintaining. The books and records of the Trust shall meet the highest standards and accurately reflect the true nature of the transactions they record. The Covered Officers must not create false or misleading documents or accounting, financial or electronic records for any purpose, and must not direct any other person to do so. If a Covered Officer becomes aware that information filed with the SEC or made available to the public contains any false or misleading information or omits to disclose necessary information, he shall promptly report it to Chief Legal Officer for a determination as to what, if any, corrective action is necessary or appropriate.

         No undisclosed or unrecorded account or fund shall be established for any purpose. No false or misleading entries shall be made in a Trust's books or records for any reason. No disbursement of a Trust's assets shall be made without adequate supporting documentation or for any purpose other than as described in the Trust's documents or contracts.

         A Trust will maintain and preserve for a period of not less than six
(6) years from the date such action is taken, the first two (2) years in an easily accessible place, a copy of the information or materials supplied to the
Board: (i) that provided the basis for any amendment or waiver to this Code, and
(ii) relating to any violation of the Code and sanctions imposed for such violation, together with a written record of the approval or action taken by the Board.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

    o upon adoption of the Code (or thereafter upon becoming a Covered Officer), affirm in writing (in the form attached to this Code) to the Board that he or she has received, read, and understands the Code;

    o annually thereafter affirm in writing (in the form attached to this Code) to the Board that he or she has complied with the requirements of the Code; and

    o notify the Chief Legal Officer of the Trust promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

         The Chief Legal Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. While the Chief Legal Officer in authorized to interpret this Code, an approval of a situation that is expressly prohibited by this Code is deemed to be a "waiver" and can be approved only by the Board.

         The Trust will follow these procedures in investigating and enforcing this Code:

    o the Chief Legal Officer will take all appropriate action to investigate any potential violations reported to him or her;

    o if, after such investigation, the Chief Legal Officer believes that no violation has occurred, the Chief Legal Officer is not required to take any further action;

    o any matter that the Chief Legal Officer believes is a violation will be reported to the Board;

    o if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser; or a recommendation to dismiss the Covered Officer;

    o the Board will be responsible for granting waivers, as appropriate (a "waiver" is the approval of a situation that is expressly prohibited by this Code); and

    o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trusts or the Adviser govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The codes of ethics adopted by the Trusts and the Adviser under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent Trustees.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except upon request of the SEC or another regulatory agency, or as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than Board and its counsel.

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by each Trust and does not constitute an admission, by or on behalf of any Trust, as to any fact, circumstance, or legal conclusion.



Adopted: August 5, 2003

                                    EXHIBIT A


                           PERSONS COVERED BY THE CODE



Karla Rabusch, President of each Trust

Stephen Leonhardt, Treasurer of each Trust







Exhibit A amended:  May 9, 2007

                                    EXHIBIT B

                            COMPLIANCE CERTIFICATIONS





                              INITIAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     WILLFULLY COMPLY WITH THE CODE AND ANY RELATED
                                 PROCEDURES;
                         (VI)    ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (VII)   UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (VIII)  HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE.


Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------

                              ANNUAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     HAVE FULLY COMPLIED
                                 WITH THE CODE AND ANY RELATED PROCEDURES;
                         (VI)    HAVE FULLY DISCLOSED ANY EXCEPTIONS TO MY
                                 COMPLIANCE WITH THE CODE;
                         (VII)   WILLFULLY COMPLY WITH THE CODE OF ETHICS;
                         (VIII)  ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (IX)    UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (X)     HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE



EXCEPTION(S):


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------